As filed with the Securities and Exchange Commission on February 14, 2008

File No. 333-45431/811-08629

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 67	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 65	☒

HARTFORD SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Registrant’s Telephone Number including Area Code: (860) 843-9934

Edward P. Macdonald, Esquire

The Hartford Financial Services Group, Inc.

Life Law – Mutual Funds Unit

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (Date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	on May 1, 2008 pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HARTFORD HLS FUNDS

CLASS IA SHARES

PROSPECTUS

MAY 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

HARTFORD ADVISERS HLS FUND

HARTFORD CAPITAL APPRECIATION HLS FUND

HARTFORD DISCIPLINED EQUITY HLS FUND

HARTFORD DIVIDEND AND GROWTH HLS FUND

HARTFORD EQUITY INCOME HLS FUND

HARTFORD FUNDAMENTAL GROWTH HLS FUND (FORMERLY HARTFORD FOCUS FUND)

HARTFORD GLOBAL ADVISERS HLS FUND

HARTFORD GLOBAL COMMUNICATIONS HLS FUND

HARTFORD GLOBAL EQUITY HLS FUND

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

HARTFORD GLOBAL HEALTH HLS FUND

HARTFORD GLOBAL GROWTH HLS FUND (FORMERLY HARTFORD GLOBAL LEADERS HLS FUND)

HARTFORD GLOBAL TECHNOLOGY HLS FUND

HARTFORD GROWTH HLS FUND

HARTFORD GROWTH OPPORTUNITIES HLS FUND

HARTFORD HIGH YIELD HLS FUND

HARTFORD INDEX HLS FUND

HARTFORD INTERNATIONAL GROWTH HLS FUND (FORMERLY HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND)

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

HARTFORD LARGECAP GROWTH HLS FUND

HARTFORD MIDCAP HLS FUND

HARTFORD MIDCAP GROWTH HLS FUND

HARTFORD MIDCAP VALUE HLS FUND

HARTFORD MONEY MARKET HLS FUND

HARTFORD MORTGAGE SECURITIES HLS FUND

HARTFORD SMALL COMPANY HLS FUND

HARTFORD SMALLCAP GROWTH HLS FUND

HARTFORD SMALLCAP VALUE HLS FUND

HARTFORD STOCK HLS FUND

HARTFORD TOTAL RETURN BOND HLS FUND

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

HARTFORD VALUE HLS FUND

HARTFORD VALUE OPPORTUNITIES HLS FUND

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

2

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CONTENTS

PAGE

Introduction.	Introduction

A summary of each fund’s goals, principal strategies, main risks, performance and fees.	Hartford Advisers HLS Fund
Hartford Capital Appreciation HLS Fund
Hartford Disciplined Equity HLS Fund
Hartford Dividend and Growth HLS Fund
Hartford Equity Income HLS Fund
Hartford Fundamental Growth HLS Fund (formerly Hartford Focus HLS Fund)
Hartford Global Advisers HLS Fund
Hartford Global Communications HLS Fund
Hartford Global Equity HLS Fund
Hartford Global Financial Services HLS Fund
Hartford Global Health HLS Fund
Hartford Global Growth HLS Fund (formerly Hartford Global Leaders HLS Fund)
Hartford Global Technology HLS Fund
Hartford Growth HLS Fund
Hartford Growth Opportunities HLS Fund
Hartford High Yield HLS Fund
Hartford Index HLS Fund
Hartford International Growth HLS Fund (formerly Hartford International Capital Appreciation HLS Fund)
Hartford International Opportunities HLS Fund
Hartford International Small Company HLS Fund
Hartford LargeCap Growth HLS Fund
Hartford MidCap HLS Fund
Hartford MidCap Growth HLS Fund
Hartford MidCap Value HLS Fund
Hartford Money Market HLS Fund
Hartford Mortgage Securities HLS Fund
Hartford Small Company HLS Fund
Hartford SmallCap Growth HLS Fund
Hartford SmallCap Value HLS Fund
Hartford Stock HLS Fund
Hartford Total Return Bond HLS Fund
Hartford U.S. Government Securities HLS Fund
Hartford Value HLS Fund
Hartford Value Opportunities HLS Fund

Description of other investment strategies and investment risks.	Investment strategies and investment matters
Terms used in this prospectus

Investment manager and management fee information.	Management of the funds

Further information on the funds.	Further information on the funds
Purchase and redemption of fund shares
Determination of net asset value
Dividends and distributions
Frequent purchases and redemptions of fund shares
Federal income taxes
Variable contract owner voting rights
Plan participant voting rights
Performance related information
Distributor, Custodian and Transfer Agent
Financial highlights
	For more information	back cover

Hartford HLS Funds

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a “fund” and together the “funds”) which may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates (“Hartford Life”), Union Security Insurance Company (“Union Security”) formerly Fortis Benefits Insurance Company and Union Security Life Insurance Company of New York (“Union Security Life”) formerly First Fortis Life Insurance Company, and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile.

Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

Prior to May 1, 2002, Growth Opportunities HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund offered only one class of shares which were re-designated as Class IA shares on April 30, 2002.

Growth Opportunities HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund are investment portfolios of Hartford HLS Series Fund II, Inc. All other funds are investment portfolios of Hartford Series Fund, Inc.

Each fund is a diversified fund except for the funds listed below, which are non-diversified:

•          Global Communications HLS Fund

•          Global Financial Services HLS Fund

•          Global Health HLS Fund

•          Global Technology HLS Fund

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the “Retail Funds”). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds’ investment options offered in this prospectus.

The investment manager to each fund is HL Investment Advisors, LLC (“HL Advisors”). The day-to-day portfolio management of the funds is provided by one or more investment sub-advisers. Information regarding HL Advisors and the sub-advisers is included under “Management of the Funds” in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds, some of which have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of the Retail Funds and their performance will differ.

HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER “THE INVESTMENT MANAGER.”

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

HARTFORD ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

•          equities,

•          debt securities, and

•          money market instruments.

The fund will normally invest in a portfolio of between 50% and 70% equities, with the balance of the assets invested in debt securities and cash instruments. The fund will not normally hold more than 10% in cash or cash equivalents. Allocation decisions within these bands are in the discretion of Wellington Management Company, LLP (“Wellington Management”), and are based on Wellington Management’s judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The fund’s diversified portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies that, in Wellington Management’s opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $708 million to $512 billion.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least “BBB” by Standard & Poor’s Corporation (“S&P”) or “Baa” by Moody’s Investors Service, Inc. (“Moody’s”), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund’s income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will “call” — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund’s mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund’s income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund’s mortgage- and asset-backed securities.

Wellington Management’s investment strategy will influence performance significantly.  If Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.  In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies.  Therefore, an investment in the fund also entails significant financial risk related to such companies.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets among different asset classes in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 13.92% (2nd quarter, 1997) and the lowest quarterly return was -9.84% (2nd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Lehman Brothers Government/ Credit Bond Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.60%
Distribution and service (12b-1) fees	None
Other expenses
Total annual operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Steven T. Irons, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the equity portion of the fund since 2005 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1993

Peter I. Higgins, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the equity portion of the fund since 2005 and for clients of the firm for the past three years

•                             Joined Wellington Management as an investment professional in 2005

•                             Investment professional at The Boston Asset Company from 1988 to 2005

John C. Keogh

•                             Senior Vice President and Fixed Income Portfolio Manager of Wellington Management

•                             Portfolio manager for the fixed income and money market portion of the fund since 2004 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1983

Christopher L. Gootkind, CFA

•                             Vice President and Fixed Income Portfolio Manager of Wellington Management

•          Involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the fund since 2006 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 2000

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD CAPITAL APPRECIATION HLS FUND

The fund offers or sells Class IA shares to separate accounts of insurance companies (“Separate Accounts”) only if the fund was available to the contract holder prior to May 1, 2005.  In addition, the fund is also available to (1) certain owners of other investment products offered by The Hartford; and (2) to certain qualified retirement plans.

INVESTMENT GOAL. The Hartford Capital Appreciation HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities.

Wellington Management seeks to achieve the Fund’s investment goal of seeking growth of capital by employing two separate investment teams. The first team, comprised of Saul Pannell and Frank Catrickes working together, seeks growth of capital by identifying companies that have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a “stock picking” approach. Companies are selected primarily on the basis of dynamic earnings potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

The second team involves multiple portfolio managers who each separately manage a portion of the fund using different investment styles and in combination seek to achieve the fund’s investment objective. The portfolio managers who collectively make up this team, and their respective investment styles, are as follows:  David Palmer, David Fassnacht and James Mordy (contrarian value) seek to capitalize on market overreaction by identifying stocks with low valuations relative to growth potential; Nicolas Choumenkovitch (concentrated global) invests in companies around the globe across all market capitalizations and styles; Paul Marrkand (diversified growth) invests in leading companies ranked based on growth, valuation and quality; Peter Higgins (all cap opportunities) seeks opportunistic investments across all styles and capitalization ranges; Jeffrey Kripke (select opportunities) focuses on companies growing organically with expanding returns in attractive industries; and Mario Abularach (specialty growth) focuses on companies with improving operating fundamentals as a precursor to accelerating revenue growth and upward earnings revisions.

Although the portfolio managers’ investment styles are intended to be complementary, each portfolio manager will make separate, independent investment decisions.

The percentage of the fund managed by any single portfolio manager or team may change without approval of the shareholders of the fund.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management’s investment strategy will influence performance significantly. If Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 24.88% (4th quarter, 1998) and the lowest quarterly return was -19.04% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

Index: The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.63%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Team I

Saul J. Pannell, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 1991

•                             Joined Wellington Management as an investment professional in 1974

Frank D. Catrickes, CFA, CMT

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 1998

•                             Joined Wellington Management as an investment professional in 1998

Team II

Mario E. Abularach, CFA, CMT (specialty growth)

•                             Vice President and Equity Research Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 2001

Nicolas M. Choumenkovitch (concentrated global)

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1995

David R. Fassnacht, CFA (contrarian value)

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1991

Peter I. Higgins, CFA (all cap opportunities)

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for the past three years

•                             Joined Wellington Management as an investment professional in 2005

•                             Investment professional at The Boston Asset Company from 1988 to 2005

Jeffrey L. Kripke (select opportunities)

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 2001

Paul E. Marrkand, CFA (diversified growth)

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for the past three years

•                             Joined Wellington Management as an investment professional in 2005

•                             Investment professional at Putnam Investments from 1999 to 2005

James N. Mordy (contrarian value)

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1985

David W. Palmer, CFA (contrarian value)

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1998

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD DISCIPLINED EQUITY HLS FUND

INVESTMENT GOAL. The Hartford Disciplined Equity HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management’s Global Industry Analysts and proprietary quantitative stock selection models. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $708 million to $512 billion. The fund’s portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive value and momentum factors. Value factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Momentum focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.  In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies.  Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 15.65% (4th quarter, 1999) and the lowest quarterly return was -16.48% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (May 29, 1998)
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%(1)

(1)                     Return is from 5/31/1998 – 12/31/2007.

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.68%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

James A. Rullo, CFA

•                             Senior Vice President and Director of the Quantitative Investment Group of Wellington Management

•                             Portfolio manager for the fund since its inception in 1998

•                             Joined Wellington Management as an investment professional in 1994

Mammen Chally, CFA

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 1998

•                             Joined Wellington Management in 1994 and has been an investment professional since 1996

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD DIVIDEND AND GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund’s total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2007, the market capitalization of companies within this index ranged from approximately $708 million to $512 billion. The fund’s portfolio is broadly diversified by industry and company.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. As a key component of its fundamental analysis, Wellington Management evaluates a company’s ability to sustain and potentially increase its dividend payments.  The fund also favors securities that appear to be undervalued in the marketplace.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund’s focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. If Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies.  Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.29% (2nd quarter, 1997) and the lowest quarterly return was -18.74% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.64%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Edward P. Bousa, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since October 2001, co-manager for the fund from July 2001 through September 2001

•                             Joined Wellington Management as an investment professional in 2000

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

HARTFORD EQUITY INCOME HLS FUND

INVESTMENT GOAL. The Hartford Equity Income HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $2 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund’s investment approach is based on the fundamental analysis of dividend-paying companies with market capitalizations generally above $2 billion that have below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions.  Portfolio construction is driven primarily by security selection.  Limited consideration is given to economic analysis in establishing sector and industry weightings.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund’s focus on companies with market capitalizations above $2 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management’s investment strategy will significantly influence the fund’s performance. If Wellington Management’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 7.91% (4th quarter, 2004) and the lowest quarterly return was -0.29% (1st quarter, 2005).

Average annual total returns for periods ending 12/31/2007

	1 year		Since Inception (October 31, 2003)
Class IA	[ ]	%	[ ]	%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%

Index: The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.81%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

John R. Ryan, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since its inception in 2003

•                             Joined Wellington Management as an investment professional in 1981

W. Michael Reckmeyer, III, CFA

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1994

Karen H. Grimes, CFA

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1995

Ian R. Link, CFA

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for the past two years

•                             Joined Wellington Management as an investment professional in 2006

•                             Investment professional at Deutsche Asset Management in New York from 2004 to 2006

•                             Investment professional at Franklin/Templeton from 1989 to 2003

It is anticipated that after June 30, 2008, John Ryan will no longer manage assets for the Hartford HLS Funds.  It is expected that Mr. Reckmeyer will succeed Mr. Ryan as portfolio manager of the Hartford Equity Income HLS Fund.

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

HARTFORD FUNDAMENTAL GROWTH HLS FUND (formerly HARTFORD FOCUS HLS FUND)

INVESTMENT GOAL. The Hartford Fundamental Growth HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of large capitalization growth companies which include companies with market capitalizations similar to companies in the Russell 1000 Growth Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $538 million to $512 billion.  Individual holdings are typically no larger than 5% of the fund’s total assets. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund’s portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, growth prospects, relative valuation, balance sheet, income statement, and anticipated earnings and revenues.

In general, the fund seeks to invest in market-leading companies in industry niches that offer high secular growth prospects and attractive market dynamics. The approach utilizes proprietary fundamental research to identify high-quality, proven companies with price-earnings valuations comparable to the company’s long-term, sustainable growth rate.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund’s focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks.

Wellington Management’s strategy of bottom-up stock selection also has a significant impact on the fund’s performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful reliance on the fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 14.57% (2nd quarter, 2003) and the lowest quarterly return was -18.83% (2nd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (April 30, 2001)
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Russell 1000 Growth Index (reflects no deduction for fees, expenses and taxes)	[ ]	%	[ ]	%	[ ]	%

Indices:  The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	Class IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.80%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses(1)

(1)      Effective March 30, 2007, HL Advisors has permanently reduced its management fee schedule for this fund.  Using the most recent fiscal year average net assets, the management fee decreased from 0.85% to 0.80%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Francis J. Boggan, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since 2007 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 2001

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD GLOBAL ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Global Advisers HLS Fund seeks maximum long-term total rate of return.

PRINCIPAL INVESTMENT STRATEGY. The fund consists of a diversified portfolio of securities covering a broad range of countries, industries and companies.  The fund invests in securities denominated in both U.S. dollars and foreign currencies and may trade in both U.S. or in foreign markets.

The fund actively allocates its assets among three categories:

•                             equity securities,

•                             debt securities, and

•                             money market instruments.

The equity portion of the fund invests in common stocks of growth companies located worldwide. The fund’s investment process emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth.  Under normal market and economic conditions, the fund will seek to diversify its investments in securities of issuers among a number of different countries throughout the world, one of which may include the United States.  There are no limits on the amount of the fund’s assets that may be invested in each country.  The equity portion of the fund may invest in a broad range of market capitalizations, but tends to focus on mid- to large- capitalization companies with market capitalizations greater than $2 billion.  The fund’s investments in equity securities are substantially similar to the equity securities permitted for the Hartford Global Growth HLS Fund.

Debt securities (other than money market securities) in which the fund may invest include investment grade securities assigned a bond rating within the four highest categories by Moody’s or S&P, or unrated securities determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high-yield, high-risk debt securities. Such securities may be rated as low as “C” by Moody’s or S&P, or, if unrated, be of comparable quality as determined by Wellington Management.

Asset allocation decisions are based upon Wellington Management’s judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories, and asset allocation is within Wellington Management’s discretion. As a result, shifts in asset allocation are expected to be gradual and continuous, and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.

The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market. Such derivatives may include (but are not limited to) transactions designed to minimize the impact of currency movements on the fund. The fund may trade securities actively.

MAIN RISKS. The primary risks of this fund are stock market risk, interest rate risk, credit risk, prepayment risk, derivative risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will “call” — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

The fund may use derivatives for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), as well as for gaining exposure to certain markets and/or issuers and managing the effective maturity or duration of debt instruments.  The value of these derivative instruments rise or fall depending on the price movements of the underlying asset, reference rate, or index and may rise or fall more rapidly than other investments.  In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised.  In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.  Derivatives are subject to a number of risks, such as interest rate risk, credit risk, stock market risk and manager allocation risk, depending on the type of underlying asset, reference rate or index.

Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities very actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 13.17% (4th quarter, 1999) and the lowest quarterly return was -10.68% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
Morgan Stanley Capital International World Growth Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Lehman Brothers Global Aggregate Index USD Hedged (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices: The Morgan Stanley Capital International (“MSCI”) World Growth Index is a broad-based unmanaged market capitalization weighted total return index which measures performance of growth securities in 23 developed-country global equity markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

The Lehman Brothers Global Aggregate Index USD Hedged (“Lehman Brothers Global Aggregate Index”) provides a broad-based measure of the global investment-grade fixed income markets (the three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices; it also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities).

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.76%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

The equity component of the fund is managed by Wellington Management using a team of investment professionals led by Andrew S. Offit.

Matthew D. Hudson, CFA

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the equity component of the fund since June 2007 and has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past three years

•                             Joined Wellington Management as an investment professional in 2005

•                             Investment professional at American Century Investment Management (2000-2005)

Andrew S. Offit, CPA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager of the equity component of the fund since 2001 and involved in portfolio management and securities analysis for the equity component of the fund since 1997

•                             Joined Wellington Management as an investment professional in 1997

Jean-Marc Berteaux

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the equity component of the fund since 2004 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 2001

The debt component of the fund is managed by Wellington Management using a team of investment professionals led by Robert L. Evans.

Robert L. Evans

•                             Senior Vice President and Fixed Income Portfolio Manager of Wellington Management

•                             Portfolio manager for the debt component of the fund since its inception in 1995

•                              Joined Wellington Management as an investment professional in 1995

Scott M. Elliott

•                             Senior Vice President and Director of Asset Allocation Strategies of Wellington Management

•                             Portfolio manager for the asset allocation of the fund since 2001

•                             Joined Wellington Management as an investment professional in 1994

Evan S. Grace, CFA

•                             Vice President and Director of Asset Allocation Research of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past five years

•                             Joined Wellington Management as an investment professional in 2003

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND

HARTFORD GLOBAL COMMUNICATIONS HLS FUND

INVESTMENT GOAL. The Hartford Global Communications HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications-related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; provide traditional local and long-distance telephone service and equipment; provide cellular, paging and local and wide area product networks or equipment; or provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country. The fund may invest up to 50% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

The fund’s investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies it believes possess one or more of the following attributes:

•                             The current market price of its stock is at the low end of its historical relative valuation range, or

•                             A positive change in operating results is anticipated but not yet reflected in the price of its stock, or

•                             Unrecognized or undervalued assets exist, and

•                             Management that demonstrates that it can convert the above factors into shareholder value.

The fund will consider selling a security when:

•                             Its target price is achieved,

•                             Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer’s business prospects, or

•                             Equity securities of other comparable issuers in an industry are available at more attractive prices.

The fund will be relatively focused with regard to both position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund’s investments are focused in the industries comprising the communications sector, including telecommunication services and media. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors affecting the communications sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, issuers in this industry may often have close affiliations (e.g., tracking stocks, joint ventures, crossholdings). Therefore, single issuer limits may not insulate against specific company risk.

Fierce competition in many industries of the communications sector may cause companies to significantly reduce the prices of their products, which can reduce the companies’ profitability. Should this occur throughout the sector, the value of the fund’s investment portfolio could decline substantially. In addition, companies in this sector can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies’ profitability and the market value of their securities. Finally, companies in this sector, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund’s returns may be more volatile than those of a fund that is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management’s investment strategy will significantly influence the fund’s performance. If Wellington Management’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 29.83% (4th quarter, 2004) and the lowest quarterly return was -22.63% (2nd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (December 27, 2000)
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%(1)
MSCI AC (All Country) World Free Telecommunication Services Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%(1)

(1)                     Return is from 12/31/2000 – 12/31/2007.

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The MSCI AC (All Country) World Telecommunication Services Index is a free float-adjusted market capitalization index which measures the performance of companies within the telecommunications sector across both developed and emerging market countries. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

The fund has been managed by a team of global industry analysts that specialize in the communications industry since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors within the communications industry are made collectively by the team.

Archana Basi, CFA

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2002

•                             Joined Wellington Management as an investment professional in 2001

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD GLOBAL EQUITY HLS FUND

INVESTMENT GOAL. The Hartford Global Equity HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund seeks to achieve its goal by investing primarily in equity securities of companies in a broad range of countries, industries and market capitalizations worldwide. The fund’s diversified portfolio of equity securities is constructed by allocating the fund’s assets across a variety of industries, and then selecting companies in each industry that are deemed to be attractive by members of Wellington Management’s team of global industry analysts. Wellington Management may favor certain industries at times based upon the relative attractiveness of stocks within those industries, macroeconomic factors, or the availability of stocks at attractive prices. The fund will typically seek to maintain some representation in each major industry represented in the MSCI All Country World Index. The MSCI All Country World Index is currently comprised of forty-eight countries. The fund will invest in securities of companies located in a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

In analyzing a prospective investment, Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Because the fund invests in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. If the fund invests in countries or regions that experience economic downturns, performance could suffer.

Wellington Management’s investment strategy will significantly influence the fund’s performance. If Wellington Management’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.95%
Distribution and service (12b-1) fees	None
Other expenses(1)(2)
Total operating expenses

(1) Includes estimated acquired fund fees and expenses, which are less than 0.01%

(2) Other expenses are estimated based upon amounts for the current fiscal year.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Mark D. Mandel, CFA

•          Senior Vice President and Director of Global Industry Research of Wellington Management

•          Supervises and coordinates a team of global industry analysts that manage the fund and has served in this capacity for the fund since 2008 and for other clients of the firm for at least the past five years

•          Joined Wellington Management as an investment professional in 1994

Cheryl M. Duckworth, CFA

•          Senior Vice President and Director of Research Portfolios of Wellington Management

•          Coordinates a team of global industry analysts that manage the fund and has served in this capacity for the fund since 2008 and for other clients of the firm for at least the past five years

•          Joined Wellington Management as an investment professional in 1994

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

INVESTMENT GOAL. The Hartford Global Financial Services HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, securities exchanges, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world’s market value in financial services stocks is located in North America, Europe and Japan. Therefore the fund invests most of its assets in companies located in these three geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.

The fund’s investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses this “bottom-up” approach to identify stocks it believes have favorable risk/reward profiles.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

•                             Management focuses on rewarding shareholders,

•                             Market expectations of future earnings are too low,

•                             Market value does not reflect the fact that earnings are understated due to conservative accounting,

•                             Market value does not reflect the true value of the issuer’s component businesses and there is some reason to believe that this disparity will not persist,

•                             It is an outstanding company but the stock is available at an average price because of the market’s temporary indifference to quality, or

•                             Its strength in a distinct product or geographic area makes it attractive to potential acquirers.

The fund will consider selling a security when:

•                             Its issuer’s management no longer appears to promote shareholder value,

•                             Market expectations of future earnings are too high,

•                             It can sell the security of an outstanding company at a significant premium,

•                             Market value exceeds the true value of the issuer’s component businesses,

•                             Market value does not reflect the fact that earnings are overstated due to aggressive accounting,

•                             Market value does not reflect the risk of potential problems in an important business component, or

•                             More attractive opportunities arise.

The fund will be relatively focused with regard to both position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund’s investments are focused in the industries comprising the financial services sector, including banks, diversified financials, and insurance. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors affecting the financial services sector are likely to have a substantial impact on the fund.

Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Each industry of the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge, and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services sector generally is undergoing rapid change as existing distinctions among financial service industries diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance industries.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management’s investment strategy will significantly influence the fund’s performance. If Wellington Management’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.68% (2nd quarter, 2003) and the lowest quarterly return was -20.26% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (December 27, 2000)
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%(1)
MSCI Finance ex Real Estate Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%(1)

(1)                     Return is from 12/31/2000 – 12/31/2007.

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The MSCI Finance ex Real Estate Index includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups.

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Mark T. Lynch, CFA

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Portfolio Manager for the fund since 2007; prior to that, Mr. Lynch was a member of a team of global industry analysts who had managed the fund since its inception in 2000

•                             Joined Wellington Management as an investment professional in 1994

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD GLOBAL GROWTH HLS FUND (formerly HARTFORD GLOBAL LEADERS HLS FUND)

INVESTMENT GOAL. The Hartford Global Growth HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of growth companies located worldwide. The fund’s investment process emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among a number of different countries throughout the world, which may include the United States. There are no limits on the amount of the fund’s assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid- to large-capitalization companies with market capitalizations greater than $2 billion.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small or medium capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries do not perform as expected, or if Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 32.82% (4th quarter, 1999) and the lowest quarterly return was -20.03% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (September 30, 1998)
Class IA	[ ]	%	[ ]	%	[ ]	%
Morgan Stanley Capital International World Growth Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Index: The Morgan Stanley Capital International World Growth Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund’s assets)
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Matthew D. Hudson, CFA

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                          Portfolio manager of the fund since 2007 and has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past three years

•                             Joined Wellington Management as an investment professional in 2005

•                             Investment professional at American Century Investment Management (2000-2005)

Andrew S. Offit, CPA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 1998

•                             Joined Wellington Management as an investment professional in 1997

Jean-Marc Berteaux

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2001

•                             Joined Wellington Management as an investment professional in 2001

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD GLOBAL HEALTH HLS FUND

INVESTMENT GOAL. The Hartford Global Health HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund’s investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund’s approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Investments in the fund will be allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase in the fund typically share one or more of the following attributes:

•                             The company’s business franchise is temporarily mispriced,

•                             The market under-values the new product pipelines,

•                             The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad), or

•                             The company is a target of opportunity due to industry consolidation.

Stocks will be considered for sale from the fund when:

•                             Target prices are achieved,

•                             Fundamental expectations are not met,

•                             A company’s prospects become less appealing, or

•                             Equity securities of other comparable issuers in an industry are available at more attractive prices.

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors.

The fund will be relatively focused with regard to both position size and the industries comprising the health care sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund’s investments are focused in the industries comprising the health care sector, including pharmaceuticals, medical products and health services. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund’s overall performance. Government regulation could have a significant, adverse impact on the price and availability of a company’s products and services. Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund’s overall performance. Companies in which the fund may invest can be significantly affected by, among other things, patent considerations, intense competition and rapid technological change and obsolescence.

Foreign investments may be more risky than domestic investments. Investments in the securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. If Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 21.57% (2nd quarter, 2003) and the lowest quarterly return was -14.75% (2nd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (May 1, 2000)
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%(1)
Goldman Sachs Healthcare Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%(1)

(1)                     Return is from 4/30/2000 – 12/31/2007.

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Goldman Sachs Healthcare Index is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund’s assets)
Management fees	0.83%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

This fund has been managed by a team of global industry analysts that specialize in the health care sector since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among the various sectors within the healthcare industry are made collectively by the team.

Joseph H. Schwartz, CFA

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception 2000 focused primarily on the medical technology sector

•                             Joined Wellington Management as an investment professional in 1983

•                             Effective June 30, 2008, Mr. Schwartz will no longer be involved in portfolio management and securities analysis for the fund.

Jean M. Hynes, CFA

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the pharmaceutical and biotechnology sectors

•                             Joined Wellington Management in 1991 and has been an investment professional since 1993

Ann C. Gallo

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the healthcare services sector

•                             Joined Wellington Management as an investment professional in 1998

Kirk J. Mayer, CFA

•                             Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the imaging, genomics and biotechnology sectors

•                             Joined Wellington Management as an investment professional in 1998

Robert L. Deresiewicz

•                             Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2004 focused primarily on the biotechnology sector and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 2000

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD GLOBAL TECHNOLOGY HLS FUND

INVESTMENT GOAL. The Hartford Global Technology HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, information technology services, and emerging technology-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The focus of the fund’s investment process is stock selection through fundamental analysis. The fund’s approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

Wellington Management’s evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations and new product developments within the technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

Subsector allocation within the fund reflects Wellington Management’s opinion of the relative attractiveness of stocks within the subsectors of the technology sector, macroeconomic trends such as price levels, unemployment, inflation and industrial production that may detract or enhance the subsector’s attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share, in Wellington Management’s opinion, one or more of the following attributes:

•                             A positive change in operating results is anticipated,

•                             Unrecognized or undervalued capabilities are present, or

•                             The quality of management indicates that these factors will be converted to shareholder value.

Stocks will be considered for sale from the fund when:

•                             Target prices are achieved,

•                             Earnings and/or return expectations are reduced due to fundamental changes in the company’s operating outlook, or

•                             More attractive value in a comparable company is available.

The fund will be relatively focused with regard to both position size and the industries comprising the technology sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund’s investments are focused in the industries comprising the technology sector, including computers and computer equipment, software and computer services, electronics, and communication equipment. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund’s portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers’ securities. This means that the fund’s returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. If Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 40.28% (4th quarter, 2001) and the lowest quarterly return was -38.32% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (May 1, 2000)
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%(1)
Goldman Sachs Technology Composite Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%(1)

(1)                     Return is from 4/30/2000 – 12/31/2007.

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund’s assets)
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

This fund has been managed by a team of global industry analysts that specialize in the technology sector since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors within the technology industry are made collectively by the team.

Scott E. Simpson

•          Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the software and internet sectors

•                             Joined Wellington Management as an investment professional in 1995

John F. Averill, CFA

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the communications equipment and components sectors

•                             Joined Wellington Management as an investment professional in 1994

Eric Stromquist

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the semiconductor and computer hardware sectors

•                             Joined Wellington Management as an investment professional in 1989

Bruce L. Glazer

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the business information technology and computer services sectors

•                             Joined Wellington Management as an investment professional in 1997

Anita M. Killian, CFA

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the communications equipment and components sectors

•                             Joined Wellington Management as an investment professional in 2000

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Growth HLS Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include sustainable growth, superior business models, strong cash flow generation, high margins, high return on capital, a strong balance sheet and a leadership position within the industry. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $538 million to $512 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, cash flow and revenues.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.22% (2nd quarter, 2003) and the lowest quarterly return was -7.61% (1st quarter, 2005).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years	Since Inception (April 30, 2002)
Class IA	[ ]	%	[ ]	[ ]	%
Russell 1000 Growth Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	[ ]	%

Index: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund’s assets)
Management fees	0.79%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Andrew J. Shilling, CFA

•          Senior Vice President and Equity Portfolio Manager of Wellington Management

•          Portfolio manager for the fund since 2002

•          Joined Wellington Management as an investment professional in 1994

John A. Boselli, CFA

•          Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2002

•                             Joined Wellington Management as an investment professional in 2002

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD GROWTH OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Growth Opportunities HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify companies with accelerating operating momentum for purchase. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.  The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. If Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.  In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies.  Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund’s performance when it was managed by a previous investment adviser.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 44.29% (4th quarter, 1999) and the lowest quarterly return was -23.35% (1st quarter, 2001).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA(1)	[ ]	%	[ ]	%	[ ]	%
Russell 1000 Growth Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Russell 3000 Growth Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

(1)                     The fund’s shares were re-designated as Class IA shares on April 30, 2002.

Indices: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.  (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund’s assets)
Management fees	0.61%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Michael T. Carmen, CFA, CPA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since 2001

•                             Joined Wellington Management as an investment professional in 1999

Mario E. Abularach, CFA, CMT

•                             Vice President and Equity Research Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 2001

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD HIGH YIELD HLS FUND

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated “Ba” or lower by Moody’s or “BB” or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management, to be of comparable quality). Debt securities rated below investment grade are commonly referred to as “high yield-high risk securities” or “junk bonds.” The fund will invest no more than 25% of its total assets in securities rated below “B3” by Moody’s or “B-” by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management’s High Yield Team uses what is sometimes referred to as a “bottom-up” analysis in its credit underwriting and securities valuation discipline in order to determine which specific issuers and securities have the ability to support a high level of sustainable yield on debt securities.  In this process, Hartford Investment Management assesses such factors as an issuer’s business environment, as well as its financial statements, earnings/cash flow, the quality of its management team and its capital structure.  Hartford Investment Management’s economic outlook is also an important input in overlaying a “top-down” view of the economy in the construction of the fund’s interest rate and credit risk exposure.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer’s financial condition and credit rating. The fund may trade securities actively.

MAIN RISKS. The major factors affecting the fund’s performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund’s income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will “call” — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund’s investments could become harder to value.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 8.34% (2nd quarter, 2003) and the lowest quarterly return was -5.94% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (September 30, 1998)
Class IA	[ ]	%	[ ]	%	[ ]	%
Lehman Brothers High Yield Corporate Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Index: The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund’s assets)
Management fees	0.69%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Mark Niland, CFA

•                             Managing Director of Hartford Investment Management

•                             Portfolio manager for the fund since September 2005

•                             Joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

James Serhant, CFA

•                             Senior Vice President and Senior Investment Analyst of Hartford Investment Management

•                             Portfolio manager for the fund since August 2006

•                             Joined Hartford Investment Management in 2005

•                             Prior to joining the firm, Mr. Serhant was Vice President and Senior Research Analyst at Delaware Investments (2001–2005), and Vice President and Senior Fixed Income Research Analyst at JP Morgan Securities, Inc. (1997–2000).

Nasri Toutoungi

•                             Managing Director of Hartford Investment Management

•                             Portfolio manager for the fund since September 2005

•                             Joined Hartford Investment Management in 2003

•                             Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD INDEX HLS FUND

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

PRINCIPAL INVESTMENT STRATEGY. The fund uses the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the fund’s sub-adviser, Hartford Investment Management, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. Hartford Investment Management selects stocks for the fund’s portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor’s Corporation (“S&P”)(1) chooses the stocks to be included in the Index on a proprietary basis. The Index is float adjusted, meaning that each company’s number of shares in the Index represents the total shares available to investors. This index methodology excludes significant share positions that are closely held by other publicly traded companies, control groups, or government agencies. The weightings of stocks in the Index are based on each stock’s relative market value available in the public market, that is, its market price per share times the number of shares outstanding times its investable weight factor. Because of this weighting, as of December 31, 2007, [approximately 45 percent of the Index was composed of the forty largest companies, the five largest being Exxon Mobil Corporation, General Electric Company, Microsoft Corporation, Citigroup, Inc. and Bank of America Corporation.]

Hartford Investment Management does not attempt to “manage” the fund’s portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund’s portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund’s portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund’s ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the fund’s portfolio to the Index, to the maximum practicable extent.

The fund’s portfolio is broadly diversified by industry and company.

(1)                     “Standard & Poor’s”®, “S&P”®, “S&P 500”®, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 21.17% (4th quarter, 1998) and the lowest quarterly return was -17.30% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund’s assets)
Management fees(1)	0.30%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses(1)

(1)                     Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.40% to 0.30%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Deane Gyllenhaal

•                             Vice President of Hartford Investment Management

•                             Portfolio manager for the fund since 2006

•                             Joined Hartford Investment Management in 2006

•                             Investment professional involved in portfolio management, research and product development since 1990

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

HARTFORD INTERNATIONAL GROWTH HLS FUND (formerly HARTFORD INTERNATIONAL CAPITAL
APPRECIATION HLS FUND)

INVESTMENT GOAL. The Hartford International Growth HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”) is researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $326 million to $232 billion.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large capitalization stocks as a group could fall out of favor with the market causing the fund to underperform funds that focus on small or medium capitalization stocks. If Wellington Management incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that Wellington Management had anticipated. An investment in the fund entails substantial market risk.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management’s investment strategy will influence performance significantly. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 24.98% (2nd quarter, 2003) and the lowest quarterly return was -20.57% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (April 30, 2001)
Class IA	[ ]	%	[ ]	%	[ ]	%
MSCI EAFE Growth Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Index: The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (“MSCI EAFE Growth Index”) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance (excluding the U.S. and Canada) of growth securities with the MSCI EAFE Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund’s assets)
Management fees	0.80%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Andrew S. Offit, CPA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since its inception in 2001

•                             Joined Wellington Management as an investment professional in 1997

Jean-Marc Berteaux

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2001

•                             Joined Wellington Management as an investment professional in 2001

Matthew D. Hudson, CFA

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past three years

•                             Joined Wellington Management as an investment professional in 2005

•                             Investment professional with American Century Investment Management (2000-2005)

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. The fund seeks to invest in companies with underappreciated assets, improving return on capital and/or stocks that it believes are mis-priced by the market due to short-term issues. This proprietary research takes into account each company’s long-term history as well as Wellington Management’s analysts’ forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors.

The fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in mid and large capitalization companies, resulting in a portfolio with market capitalization characteristics similar to the Morgan Stanley Capital International All Country World ex US Index (“MSCI AC World ex US Index”). As of December 31, 2007, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $131 million and $354 billion. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management’s investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries do not perform as expected, or if Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.16% (4th quarter, 1999) and the lowest quarterly return was -21.71% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
MSCI AC World ex US Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Index: The MSCI AC World ex US Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U. S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund’s assets)
Management fees	0.67%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Nicolas M. Choumenkovitch

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio Manager for the fund since 2006 and has been involved in portfolio management and securities analysis for the fund since 2000

•                             Joined Wellington Management as an investment professional in 1995

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford International Small Company HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small capitalization companies. The fund defines small capitalization companies as companies with a market capitalization within the range of the S&P/Citigroup Extended Market Euro-Pacific Index. As of December 31, 2007, the range of market capitalizations of companies included in the S&P/Citigroup Extended Market Euro-Pacific Index was between approximately $[  ] million and $[  ] billion.  The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund’s investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm’s proprietary research, local brokers, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis.  The fund seeks candidates that exhibit some combination of:

•                             a well-articulated business plan,

•                             experienced management,

•                             a sustainable competitive advantage, and

•                             strong financial characteristics.

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

The fund may trade securities actively.

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management’s investment strategy will significantly influence the fund’s performance. If Wellington Management’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies.  Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.67% (2nd quarter, 2003) and the lowest quarterly return was -17.70% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (April 30, 2001)
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P/Citigroup Extended Market Euro-Pacific (EMI EPAC) Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Index: The S&P/Citigroup Extended Market Euro-Pacific (EMI EPAC) Index is a global equity index comprised of the smallest 20% of each country’s market capitalization in the S&P/Citigroup Broad Market Global Index. (The S&P/Citigroup Broad Market Global Index captures all companies in developed and emerging markets with free float market capitalization of at least $100 million as of the annual index reconstitution.) All developed countries are included except the US and Canada. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.84%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Simon H. Thomas

•                             Vice President and Equity Portfolio Manager of Wellington Management

•          Portfolio manager for the fund since 2006 and for clients of the firm for at least the past five years

•                             Joined the firm as an investment professional in 2002

Daniel Maguire, CFA

•                             Vice President and Equity Research Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past four years

•                             Joined the firm as an investment professional in 2004

•                             Investment professional at Insight Investment Management in the UK (2003-2004)

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD LARGECAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford LargeCap Growth HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in stocks that the fund’s sub-adviser believes have superior return potential.

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of large capitalization companies. The fund defines large capitalization companies as companies with market capitalizations within the collective range of the Russell 1000 and S&P 500 Indices. As of December 31, 2007, the market capitalization of companies included in these indices ranged from approximately $458 million to $512 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations. The fund may trade securities actively.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s stock selection strategy doesn’t perform as expected, the fund could underperform its peers or lose money. In addition, if the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund’s performance when it was managed by a previous investment adviser.

Hartford Investment Management became the fund’s sub-adviser effective November 13, 2006 and measures the fund’s performance against the Russell 1000 Growth Index. Performance information represents the performance of T.Rowe Price, the fund’s prior investment sub-adviser.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 24.38% (4th quarter, 1998) and the lowest quarterly return was -17.00% (1st quarter, 2001).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA(1)	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Russell 1000 Growth Index (reflects no deduction for fees, expenses and taxes)	[ ]	%	[ ]	%	[ ]	%

(1)                     The fund’s shares were re-designated as Class IA shares on April 30, 2002.

Indices: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The fund has changed its benchmark from the S&P 500 Index to the Russell 1000 Growth Index because the fund’s investment manager believes that the Russell 1000 Growth Index is better suited to the fund’s investment strategy.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.65%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses(1)

(1)                     Effective November 13, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.83% to 0.65%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Hartford Investment Management

HUGH WHELAN

•          Managing Director of Hartford Investment Management

•          Portfolio manager of the fund since May 2006

•          Joined Hartford Investment Management in 2005

•          From 2001 until joining Hartford Investment Management Mr. Whelan was an investment professional at ING

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

HARTFORD MIDCAP HLS FUND

As of August 16, 2004, except for shares representing reinvested capital gains distributions and income dividends, the fund no longer offers or sells Class IA shares to qualified retirement plans (“Plans”) or to separate accounts of insurance companies (“Separate Accounts”), except as follows: (1) to Separate Accounts through which group variable annuity contracts or funding agreements are issued to certain qualified retirement plans and certain state or municipal employee benefit plans in connection with such contracts issued before that date that offer the fund as an investment option, (2) to Separate Accounts through which individual or “corporate-owned” variable life insurance contracts are issued in connection with such contracts issued before that date that offer the fund as an investment option, (3) to Separate Accounts through which individual variable annuity contracts are issued in connection with such contracts issued before August 16, 2004 that offer the fund as an investment option, solely to facilitate certain systematic investment programs or asset allocation programs in which owners of variable annuity contracts enrolled prior to that date, and (4) directly to certain Plans and certain state or municipal employee benefit plans that included The Hartford MidCap Fund or The Hartford MidCap HLS Fund as an investment option prior to August 16, 2004 and that offer the fund as an investment option.

INVESTMENT GOAL. The Hartford MidCap HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2007, this range was between approximately $446 million and $42 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a “bottom up” investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management serves as the fund’s investment sub adviser.  Wellington Management’s investment strategy will influence performance significantly. If Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies.  Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 30.49% (4th quarter, 1999) and the lowest quarterly return was -18.53% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P 400 MidCap Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%(1)

(1)                     Return is from 6/30/1997 – 12/31/2007.

Index: The S&P 400 MidCap Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.66%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Phillip H. Perelmuter

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since its inception in 1997

•                             Joined Wellington Management as an investment professional in 1995

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

HARTFORD MIDCAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford MidCap Growth HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $538 million to $42 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business,  its valuation, investors’ response to the company and the company’s management behavior and earnings quality.  The fundamentals used may vary by industry sector.  Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Hartford Investment Management’s investment strategy will influence performance significantly. If Hartford Investment Management’s stock selection strategy doesn’t perform as expected, the fund could underperform its peers or lose money. In addition, if Hartford Investment Management incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. Hartford Investment Management became a sub-adviser effective on or about December 4, 2006. Performance information represents performance of previous sub-advisers.

Part of the performance of the fund is due to purchases of securities sold in Initial Public Offerings (“IPOs”) that materially affected the performance of the fund.  The effect of IPOs on the fund’s performance depends on a variety of factors including the number of IPOs that the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund.  Although the fund may purchases IPOs, not all such purchases may materially affect performance.  There is no guarantee that the fund’s investments in IPOs, if any, will continue to have a similar impact on the fund’s performance.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.69% (4th quarter, 2001) and the lowest quarterly return was -16.14% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (May 1, 1998)
Class IA(1)	[ ]	%	[ ]	%	[ ]	%
S&P 400 MidCap Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%(2)
Russell MidCap Growth Index (reflects no deduction for fees, expenses and taxes)	[ ]	%	[ ]	%	[ ]	%(2)

(1)                     The fund’s shares were re-designated as Class IA shares on April 30, 2002.

(2)                     Return is from 4/30/1998 – 12/31/2007.

Indices: The S&P 400 MidCap Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity markets.

The Russell MidCap Growth Index is an unmanaged index measuring the performance of the mid-cap growth segment of the U.S. equity universe.

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.80%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Hugh Whelan

•          Executive Vice President of Hartford Investment Management

•          Portfolio manager for the fund since April 2007

•          Joined Hartford Investment Management in 2005

•          From 2001 until joining Hartford Investment Management, Mr. Whelan was an investment professional at ING

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD MIDCAP VALUE HLS FUND

As of August 16, 2004, except for shares representing reinvested capital gains distributions and income dividends, the fund no longer offers or sells Class IA shares to Plans or to Separate Accounts, except as follows: (1) to Separate Accounts through which individual variable life insurance contracts are issued in connection with such contracts issued before that date that offer the fund as an investment option, (2) to Separate Accounts through which individual variable annuity contracts are issued in connection with such contracts issued before August 16, 2004 that offer the fund as an investment option, solely to facilitate certain systematic investment programs in which owners of variable annuity contracts enrolled prior to that date, and (3) directly to certain Plans and certain state or municipal employee benefit plans to which shares were issued before August 16, 2004 and that offer the fund as an investment option.

INVESTMENT GOAL. The Hartford MidCap Value HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2007, this range was between approximately $446 million and $42 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund’s investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund’s investment approach. A stock’s value is evaluated on three primary criteria: its issuer’s earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers, in Wellington Management’s opinion, have the most compelling blend of the following attributes:

•                             attractive valuation,

•                             a strong management team, and

•                             strong industry position.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management’s investment strategy will significantly influence the fund’s performance. If Wellington Management’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 20.74% (2nd quarter, 2003) and the lowest quarterly return was -20.11% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (April 30, 2001)
Class IA	[ ]	%	[ ]	%	[ ]	%
Russell 2500 Value Index(reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Index: The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

James N. Mordy

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since its inception in 2001

•                             Joined Wellington Management as an investment professional in 1985

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL.  The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY.  The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Hartford Investment Management. Money market instruments include (1) banker’s acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund’s securities.

Credit risk refers to the risk that a security’s credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund’s securities.

Income risk is the potential for a decline in the fund’s income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund’s investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund’s share price could fall below $1.00, which would make your shares worth less than what you paid for them.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 1.57% (4th quarter, 2000) and the lowest quarterly return was 0.16% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
60-Day Treasury Bill Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Index: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-800-862-6668 for the fund’s most recent current and effective yield information.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.45%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses(1)

(1)       Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2008. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.43%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Robert Crusha

•          Vice President of Hartford Investment Management

•          Portfolio manager of the fund since 2002

•          Joined Hartford Investment Management in 1993

•          Investment professional involved in trading and portfolio management since 1995

Adam Tonkinson

•          Assistant Vice President of Hartford Investment Management

•          Portfolio manager of the fund since March 2007 and Assistant portfolio manager of the fund since 2004

•          Joined Hartford Investment Management in 2001

•          Investment professional involved in securities analysis since 2001 and securities trading since 2002

•          Prior to joining Hartford Investment Management, attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD MORTGAGE SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of its assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations, or (ii) rated “A” or better by Moody’s or S&P or, if not rated, which are of equivalent investment quality as determined by Hartford Investment Management. These U.S. Government agencies, instrumentalities or sponsored corporations may include the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when Hartford Investment Management deems such investments to be consistent with the fund’s investment objective; however, no such investments are made in excess of 20% of the fund’s total assets. Such investments are considered mortgage-related securities for purposes of the investment strategy that the fund invest at least 80% of its assets in mortgage-related securities.

In addition, the fund may invest in mortgage-related securities known as collateralized mortgage obligations, including residential and commercial mortgage-backed securities which are issued by governmental agencies or private entities.

The fund may also purchase asset-backed securities. The fund may trade securities actively.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, prepayment risk, and manager risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.

Hartford Investment Management’s investment strategy significantly influences the fund’s performance. Mortgage securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other categories. Similarly, if the manager’s selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 3.83% (3rd quarter, 2001) and the lowest quarterly return was -1.32% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
Lehman Mortgage-Backed Securities Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Index: Lehman Mortgage-Backed Securities Index is an index of mortgage backed pass-through securities of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Christopher Hanlon

•                             Senior Vice President of Hartford Investment Management

•                             Portfolio manager for the fund since 2004

•                             Joined Hartford Investment Management in 1988 and has served as a portfolio manager since 1994

Russell M. Regenauer

•                             Senior Vice President of Hartford Investment Management

•                             Portfolio manager for the fund since 2003

•                             Joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford Small Company HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2007, this range was between approximately $27 million and $6 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HL Advisors. As the investment manager, HL Advisors is responsible for the management of the fund and supervision of the fund’s investment sub-advisers. HL Advisors has selected two different asset managers for the day-to-day portfolio management of the fund: Hartford Investment Management and Wellington Management.  Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for capital appreciation. Wellington Management selects securities of companies that, in its opinion:

•          have potential for above-average earnings growth,

•          are undervalued in relation to their investment potential,

•          have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

•          are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-advisers’ investment strategies will influence performance significantly. If a sub-adviser’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The interplay of the various strategies employed by the fund’s multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund’s realization of capital gains.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Part of the performance of the fund is due to purchases of securities sold in Initial Public Offerings (“IPOs”) that materially affected the performance of the fund.  The effect of IPOs on the fund’s performance depends on a variety of factors including the number of IPOs that the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund.  Although the fund may purchases IPOs, not all such purchases may materially affect performance.  There is no guarantee that the fund’s investments in IPOs, if any, will continue to have a similar impact on the fund’s performance.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 35.93% (4th quarter, 1999) and the lowest quarterly return was -23.59% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
Russell 2000 Growth Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.68%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISERS

Hartford Investment Management

Wellington Management

PORTFOLIO MANAGEMENT

Hartford Investment Management

Hugh Whelan

•          Executive Vice President of Hartford Investment Management

•          Portfolio manager of the fund since April 2007

•          Joined Hartford Investment Management in 2005

•          From 2001 until joining Hartford Investment Management Mr. Whelan was an investment professional at ING

Wellington Management

Steven C. Angeli, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since 2000

•                             Joined Wellington Management as an investment professional in 1994

Stephen Mortimer

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 2001

Mario E. Abularach, CFA, CMT

•                             Vice President and Equity Research Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 2001

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD SMALLCAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford SmallCap Growth HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that the fund’s sub-adviser believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2007, this range was between approximately $27 million and $6 billion. The fund’s portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HL Investment Advisors. As the investment manager, HL Investment Advisors is responsible for the management of the fund and supervision of the fund’s investment sub-advisers. HL Investment Advisors has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

In managing its portion of the fund, Wellington Management employs what is often called a “bottom-up” approach to select specific securities from a variety of industries. However, in constructing the portfolio, Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund’s market benchmark as an unintended consequence of bottom-up stock picking. The portion of the fund managed by Wellington Management invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management’s Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management combines its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive value and momentum measures. Value factors compare securities within sectors based on measures such as valuations, earnings quality and balance sheet strength. Momentum focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

Hartford Investment Management seeks to achieve the fund’s goal of maximizing short- and long-term capital appreciation through investing primarily in small capitalization companies and using a bottom-up approach. Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company, and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If a sub-adviser  incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-adviser’s investment strategy will influence performance significantly. If a sub-adviser’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on the sub-adviser’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The investment styles employed by the fund’s sub-advisers may not be complementary. The interplay of the various strategies employed by the fund’s multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund’s realization of capital gains.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund’s performance for periods prior to the addition of Hartford Investment Management as sub-adviser to the fund in November 2006.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 60.73% (4th quarter, 1999) and the lowest quarterly return was -29.17% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA(1)	[ ]	%	[ ]	%	[ ]	%
Russell 2000 Growth Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

(1)                     The fund’s shares were re-designated as Class IA shares on April 30, 2002.

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.61%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISERS

Hartford Investment Management

Wellington Management

PORTFOLIO MANAGEMENT

Hartford Investment Management

Hugh Whelan

•          Executive Vice President of Hartford Investment Management

•          Portfolio manager of the fund since November 2006

•          Joined Hartford Investment Management in 2005

•          From 2001 until joining Hartford Investment Management Mr. Whelan was an investment professional at ING

Wellington Management

David J. Elliott, CFA

•          Vice President and Equity Portfolio Manager of Wellington Management

•          Portfolio manager for the fund since 2001

•          Joined Wellington Management in 1995 and has been an investment professional since 1999

Doris T. Dwyer

•          Vice President and Equity Portfolio Manager of Wellington Management

•          Involved in portfolio management and securities analysis for the fund since 2001

•          Joined Wellington Management as an investment professional in 1998

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD SMALLCAP VALUE HLS FUND

INVESTMENT GOAL. The Hartford SmallCap Value HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY.  The fund seeks to achieve its goal by investing primarily in value style stocks of small capitalization companies. Under normal circumstances, the fund pursues its objective by investing at least 80% of its assets in common stocks of small companies, focusing on those companies whose stock prices are believed to be undervalued. Small companies are those whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index ($6 billion as of December 31, 2007). This average is updated monthly. In certain unusual circumstances, the fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The fund’s securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers who adhere to distinct investment styles intended to complement one another. The investment manager to the fund is HL Advisors. As the investment manager, HL Advisors is responsible for the management of the fund and supervision of the fund’s investment sub-advisers. HL Advisors has selected three different asset managers for the day-to-day portfolio management of the fund: Kayne Anderson Rudnick Investment Management, LLC, Metropolitan West Capital Management, LLC and SSgA Funds Management, Inc. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.

Kayne Anderson Rudnick Investment Management, LLC’s (“KAR”) investment philosophy is that strong risk-adjusted returns can be achieved through investment in high quality companies purchased at reasonable prices. KAR utilizes a disciplined, bottom up, fundamental approach to identify companies with rising free cash flow, high reinvestment rate, and strong financial characteristics. The major guideline that drives KAR’s portfolio construction process is quality. KAR defines quality as a company that has market dominance with sustainable competitive advantages, a strong management team that has a strategic vision and a strong shareholder orientation, financial strength, and consistent growth.

Metropolitan West Capital Management, LLC (“MetWest Capital”) believes a team of highly experienced investors who (1) research high-quality businesses from an objective perspective, (2) invest in small cap companies selling below fair value and (3) identify clear catalysts to help realize full value within a defined time frame will produce superior long-term returns for their clients with lower-than-market risk. MetWest Capital’s approach is driven by fundamental research and utilizes a long-term focus that takes advantage of opportunities presented by short-term anomalies in high-quality businesses. MetWest Capital concentrates on selecting unique individual investments utilizing a low-risk, value-oriented methodology. MetWest Capital requires the existence of one or more factors, or catalysts, that they consider an impetus for change at the companies in which they invest. In other words, MetWest Capital determines why an undervalued security is accorded a discount by other investors and what will change to eliminate that discount over their investment horizon (typically two to three years).

SSgA Funds Management, Inc.’s (“SSgA FM”) enhanced small cap value strategy is designed to draw on elements of passive and active investing to create a portfolio with similar characteristics to the Russell 2000 Value Index, but that also has the potential to provide excess returns. SSgA adheres to a quantitatively driven investment process through the usage of a multi factor model that assigns a ranking to each stock based on growth, valuation, and sentiment characteristics. The research process seeks to pinpoint stocks that are undervalued by the market, but possess superior earnings growth potential. The sentiment component helps determine whether or not it is a good time to purchase or hold a security based on the conviction of the marketplace. Risk controls seek to ensure that the strategy does not have a style or size bias relative to the Russell 2000 Value Index.

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Equity securities of small companies may be more risky than equity securities of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Small company equity securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of equity securities.  Such equity securities may also pose greater liquidity risks. Additionally, overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.  You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-advisers’ investment strategies will influence performance significantly. If a sub-adviser’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The investment styles employed by the fund’s sub-advisers may not be complementary. The interplay of the various strategies employed by the fund’s multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund’s realization of capital gains.

The fund’s investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of the fund should adverse economic developments occur in one of those sectors. In addition, the fund may invest in certain securities with unique risks, such as special situations. Special situations are companies about to undergo a structural, financial or management change, which may significantly affect the value of their securities.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund’s performance when it was managed by different investment advisers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 24.92% (4th quarter, 2001) and the lowest quarterly return was -23.31% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (May 1, 1998)
Class IA(1)	[ ]	%	[ ]	%	[ ]	%
Russell 2000 Value Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%(2)

(1)                     The fund’s shares were re-designated as Class IA shares on April 30, 2002.

(2)                     Return is from 4/30/1998 – 12/31/2007.

Index: The Russell 2000 Value Index is an unmanaged index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.87%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISERS

KAR, MetWest Capital and SSgA FM

PORTFOLIO MANAGEMENT

KAR

Robert A. Schwarzkopf, CFA

•                             Managing Director of Small Cap Equity and Portfolio Manager of KAR

•                             Portfolio manager for the fund since March 2006

•                             Joined KAR in 1991 and has been involved in the management of other small- and mid-cap strategies for the firm

Sandi L. Gleason, CFA

•                             Portfolio Manager of KAR

•                             Portfolio manager for the fund since March 2006

•                             Joined KAR in 1993 and has been involved in the management of other small- and mid-cap strategies for the firm

MetWest Capital

Gary W. Lisenbee

•                             President of MetWest Capital since co-founding the firm in 1997

•                             Portfolio manager for the fund since March 2006

•                             Investment professional involved in portfolio management and research analysis since 1973

Samir Sikka

•                             Portfolio manager for the fund since February 2007 and research analyst of the fund since July 2006

•                             Investment professional involved in portfolio management and research analysis since 1997

SSgA FM

Ric Thomas, CFA

•                             Principal of SSgA FM and Department Head of the U.S. Enhanced Equity Group

•                             Portfolio manager for the fund since March 2006

•                             Prior to joining SSgA in 1998, Mr. Thomas was a quantitative analyst on the portfolio construction team at Putnam Investments.

Chuck Martin, CFA

•                             Principal of SSgA FM and a portfolio manager in the Global Enhanced Equity Group

•                             Portfolio manager for the fund since March 2006

•                             Prior to joining SSgA in 2001, Mr. Martin was an Equity Analyst at SunTrust Equitable Securities (1999-2001)

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD STOCK HLS FUND

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund’s assets in the common stocks of high quality companies. The fund’s diversified portfolio of equity securities are evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies that, in Wellington Management’s opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $708 million to $512 billion.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.  Following a value orientation towards investing entails special risks.  Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Similarly, if Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.   In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies.  Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.17% (4th quarter, 1998) and the lowest quarterly return was -17.30% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.46%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Steven T. Irons, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since 2005 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1993

Peter I. Higgins, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis of the fund since 2005 and for clients of the firm for the past three years

•                             Joined Wellington Management as an investment professional in 2005

•                             Investment professional at The Boston Asset Company from 1988 to 2005

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD TOTAL RETURN BOND HLS FUND

INVESTMENT GOAL. The Hartford Total Return Bond HLS Fund seeks a competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

The fund normally invests at least 70% of its total assets in investment grade debt securities. The fund may invest up to 20% of its portfolio in securities rated below investment grade. Any security rated “Ba” by Moody’s or “BB” by S&P or lower, or securities which, if unrated, are determined by Hartford Investment Management, to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as “high yield-high risk” or “junk bonds.” The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund’s portfolio. The fund may utilize derivatives to manage portfolio risk or for other investment purposes.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, (i.e., up to one year), common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company’s business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

MAIN RISKS. The major factors affecting the fund’s performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund’s income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will “call” — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s ability to forecast correctly the direction of market movements.  The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect.  In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 4.22% (4th quarter, 2002) and the lowest quarterly return was -2.23% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Index:  The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.46%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Nasri Toutoungi

•                             Managing Director of Hartford Investment Management

•                             Portfolio manager of the fund since 2003

•                             Joined Hartford Investment Management in 2003

•                             Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford U.S. Government Securities HLS Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. The fund tends to focus on maintaining a bond portfolio with a weighted average life of between five and fifteen years. The weighted average life of a security denotes the weighted average time to receipt of principal.

The fund may trade securities actively.

MAIN RISKS. The major factors affecting this fund’s performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security’s credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund’s securities.

The fund is subject to income risk, which is the potential for a decline in the fund’s income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will “call” — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund’s mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund’s income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund’s mortgage- and asset-backed securities.

Entities such as Freddie Mac, Fannie Mae and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and the mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government. Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Pass-through securities issued by Fannie Mae and most of those issued by Freddie Mac are guaranteed as to timely payment of principal and interest by Fannie Mae or Freddie Mac, respectively, but are not backed by the full faith and credit of the U.S. Government. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

The fund may trade securities very actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund’s performance when it was managed by a previous investment adviser.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 5.23% (3rd quarter, 2002) and the lowest quarterly return was 2.19% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA(1)	[ ]	%	[ ]	%	[ ]	%
Lehman Brothers Intermediate Government Bond Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

(1)                     The fund’s shares were re-designated as Class IA shares on April 30, 2002.

Index: The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of government bonds with maturities of between one and ten years. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Christopher Hanlon

•                             Senior Vice President of Hartford Investment Management

•                             Portfolio manager of the fund since 2004

•                             Joined Hartford Investment Management in 1988 and has served as a portfolio manager since 1994.

Russell M. Regenauer

•                             Senior Vice President of Hartford Investment Management

•                             Assistant portfolio manager of the fund since 2002

•                             Joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

HARTFORD VALUE HLS FUND

INVESTMENT GOAL. The Hartford Value HLS Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $2 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund employs what is often called a “bottom-up” approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The approach focuses on companies with market capitalizations generally above $2 billion that have below-average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund’s focus on companies with market capitalizations above $2 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a “contrarian” approach to evaluating issuers. Overlooked, or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management’s investment strategy will significantly influence the fund’s performance. If Wellington Management’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.   In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies.  Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.52% (2nd quarter, 2003) and the lowest quarterly return was -19.69% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (April 30, 2001)
Class IA	[ ]	%	[ ]	%	[ ]	%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Index: The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.81%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

John R. Ryan, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since its inception in 2001

•                             Joined Wellington Management as an investment professional in 1981

Karen H. Grimes, CFA

•                  Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                  Joined Wellington Management as an investment professional in 1995

W. Michael Reckmeyer, III, CFA

•                  Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                  Joined Wellington Management as an investment professional in 1994

Ian R. Link, CFA

•                  Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for the past two years

•                  Joined Wellington Management as an investment professional in 2006

•                  Investment professional at Deutsche Asset Management in New York from 2004 to 2006

•                  Investment professional at Franklin/Templeton from 1989to 2003

It is anticipated that after June 30, 2008, John Ryan will no longer manage assets for the Hartford HLS Funds.  It is expected that Ms. Grimes will succeed Mr. Ryan as portfolio manager of the Hartford Value HLS Fund.

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

HARTFORD VALUE OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Value Opportunities HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund’s investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach uses extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund’s investment approach. A stock is evaluated on three primary criteria: its price-to-earnings ratio, the issuer’s earnings power, and growth potential. Stocks are selected whose issuers, in Wellington Management’s opinion, have the most compelling blend of the following attributes:

•          attractive valuation,

•          a strong management team, and

•          strong industry position.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management’s investment strategy will significantly influence the fund’s performance. If Wellington Management’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund’s performance when it was managed by a previous investment adviser.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.05% (2nd quarter, 2003) and the lowest quarterly return was -18.32% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IA(1)	[ ]	%	[ ]	%	[ ]	%
Russell 3000 Value Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

(1)                     The fund’s shares were re-designated as Class IA shares on April 30, 2002.

Indices: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)	CLASS IA
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.62%
Distribution and service (12b-1) fees	None
Other expenses
Total operating expenses

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES
(with or without redemption)	CLASS IA
Year 1
Year 3
Year 5
Year 10

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

This fund has been managed by a team specializing in all-cap value investing since 2001. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors are made collectively by the team.

David R. Fassnacht, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2001

•                             Joined Wellington Management as an investment professional in 1991

James N. Mordy

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2001

•                             Joined Wellington Management as an investment professional in 1985

David W. Palmer, CFA

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2003

•                             Joined Wellington Management as an investment professional in 1998

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Investment Risks Generally

Many factors affect each fund’s performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock’s price (market risk), or the risk that the price of a particular issuer’s stock may decline due to its financial results (financial risk). All funds, except for Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Advisers HLS Fund, Global Advisers HLS Fund, High Yield HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund may invest in debt securities as part of their principal investment strategy. As described below, an investment in certain of the funds entails special additional risks.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, as part of its principal investment strategy, each fund (other than Money Market HLS Fund, which invests in high-quality money market securities at all times as its principal investment strategy) may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Use of Options, Futures and Other Derivatives

Each fund (other than Money Market HLS Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices.  These techniques, which are incidental to each fund’s primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instrument.

These techniques are also used to manage risk by hedging a fund’s portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund’s performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

The use of derivatives is a principal investment strategy for Global Advisers HLS Fund and Total Return Bond HLS Fund only.

Foreign Investments

Except as noted below, each fund may invest in securities and loans of foreign issuers and borrowers and non-dollar securities as part of their principal investment strategy. Money Market HLS Fund may invest in securities of foreign issuers or borrowers, but not in non-dollar securities and loans, as part of its principal investment strategy. Index HLS Fund may invest in securities of foreign issuers or borrowers, but not in non-dollar securities and not as part of its principal investment strategy. Mortgage Securities HLS Fund may hold foreign investments, but not as part of its principal investment strategy. SmallCap Value HLS Fund may invest in securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans, but not as part of its principal investment strategy. U.S. Government Securities HLS Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

Capital Appreciation HLS Fund, Global Communications HLS Fund, Global Equity HLS Fund, International Growth HLS Fund, International Opportunities HLS Fund and International Small Company HLS Fund may invest in emerging markets as part of their principal investment strategy. Each other fund, except Money Market HLS Fund and U.S. Government Securities HLS Fund, may invest in emerging markets, but not as a part of their principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

Global Communications HLS Fund, Global Equity HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, Growth Opportunities HLS Fund, International Small Company HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund and Value Opportunities HLS Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Each other fund, except Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Other Investment Companies

Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (“HOLDRs”), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund’s investments in investment companies may include various exchange-traded funds (“ETFs”), subject to the fund’s investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

•                             “SPDRs” (S&P’s Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio  of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index’s underlying investment portfolio, less any trust expenses.

•                             “Qubes” (QQQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•                             “iShares,” which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indices.

•                             “HOLDRs” (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund’s investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund’s total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund’s total assets would be invested in any one such investment company.

About Each Fund’s Investment Goal

Each fund’s investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The following funds may have relatively high portfolio turnover:

•       Fundamental Growth HLS Fund

•       Global Advisers HLS Fund

•       Global Equity HLS Fund

•       Global Growth HLS Fund

•       Global Technology HLS Fund

•       Growth Opportunities HLS Fund

•       High Yield HLS Fund

•       International Growth HLS Fund

•       International Opportunities HLS Fund

•       International Small Company HLS Fund

•       MidCap Growth HLS Fund

•       Mortgage Securities HLS Fund

•       Small Company HLS Fund

•       SmallCap Growth HLS Fund

•       SmallCap Value HLS Fund

•       Total Return Bond HLS Fund

•       U.S. Government Securities HLS Fund

The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund, and therefore could adversely affect the fund’s performance. The funds are not managed to achieve a particular tax result for shareholders.

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer’s or borrower’s economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Investment Policies

Disciplined Equity HLS Fund, Equity Income HLS Fund, Global Communications HLS Fund, Global Equity HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, High Yield HLS Fund, International Small Company HLS Fund, LargeCap Growth HLS Fund, MidCap HLS Fund, MidCap Growth HLS Fund, MidCap Value HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund, Stock HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name as set forth in the fund’s Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund’s future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the fund’s outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund’s board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds’ Combined Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete month-end portfolio holdings on the funds’ website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds’ website no earlier than 15 days after the end of each month (i) the ten issuers that together constitute the largest portion of each fund’s assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund’s largest ten holdings (in the case of other funds). A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available (i) in the funds’ SAI; and (ii) on the funds’ website.

MANAGEMENT OF THE FUNDS

The Investment Manager

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to each fund. As investment manager, HL Advisors is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $426.8 billion in assets under management as of December 31, 2007. HL Advisors had approximately $64.3 billion in assets under management as of December 31, 2007. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the SEC under which they use a “Manager of Managers” structure. HL Advisors has responsibility, subject to oversight by the Board of Directors to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HL Advisors to appoint new sub-advisers, not affiliated with HL Advisors, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive information about the new sub-advisory relationship.

The Investment Sub-Advisers

High Yield HLS Fund, Index HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund. Hartford Investment Management Company (“Hartford Investment Management”) is the investment sub-adviser to High Yield HLS Fund, Index HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2007, Hartford Investment Management had investment management authority over approximately $148.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Advisers HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Equity Income HLS Fund, Fundamental Growth HLS Fund, Global Advisers HLS Fund, Global Communications HLS Fund, Global Equity HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Growth HLS Fund, Global Technology HLS Fund, Growth HLS Fund, Growth Opportunities HLS Fund, International Growth HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Stock HLS Fund, Value HLS Fund and Value Opportunities HLS Fund. Wellington Management Company, LLP (“Wellington Management”) is the sub-adviser to Advisers HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Equity Income HLS Fund, Fundamental Growth HLS Fund, Global Advisers HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Growth HLS Fund, Global Technology HLS Fund, Growth HLS Fund, Growth Opportunities HLS Fund, International Growth HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Stock HLS Fund, Value HLS Fund and Value Opportunities HLS Fund. Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2007, Wellington Management had investment management authority with respect to approximately $588 billion in assets.

Small Company HLS Fund and SmallCap Growth HLS Fund. Hartford Investment Management and Wellington Management are the investment sub-advisers to Small Company HLS Fund and SmallCap Growth HLS Fund.

Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2007, Hartford Investment Management had investment management authority over approximately $148.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2007, Wellington Management had investment management authority with respect to approximately $588 billion in assets.

SmallCap Value HLS Fund.  Kayne Anderson Rudnick Investment Management, LLC (“KAR”), Metropolitan West Capital Management, LLC (“MetWest Capital”) and SSgA Funds Management, Inc. (“SSgA FM”) are the investment sub-advisers to SmallCap Value HLS Fund.

KAR is a registered investment adviser based in Los Angeles, California.  The firm manages a range of portfolios for its clients using a common disciplined, high-quality investment philosophy.  As of December 31, 2007, KAR had approximately $5.4 billion in assets under management.  KAR is principally located at 1800 Avenue of the Stars, Los Angeles, California 90067.

MetWest Capital oversees and manages investment portfolios for institutional and individual clients throughout the United States and abroad.  MetWest Capital specializes in domestic value equity (large cap and small cap), international core value equity and balanced portfolios.  As of December 31, 2007, MetWest Capital had investment management authority over approximately $9.9 billion in assets under management.  MetWest Capital is principally located at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660.

SSgA FM is registered with the SEC as an investment adviser under the 1940 Act and is a wholly owned subsidiary of State Street Corporation, a publicly held banking company. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. As of December 31, 2007, SSgA FM managed approximately $144.1 billion in assets, and SSgA managed approximately $1.9 trillion in assets. SSgA FM is principally located at State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), the sub-advisers, including Hartford Investment Management, may obtain “soft dollar” benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Management Fees

For the year ended December 31, 2007, Growth Opportunities HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each pays a monthly management fee to HL Advisors for investment advisory and certain administrative services.  Each other fund pays a monthly management fee to HL Advisors and an administrative fee to Hartford Life (these management and administration fees are aggregated for purposes of presentation in the table below).  These fees are based on a stated percentage of the fund’s average daily net asset value as follows:

Global Equity HLS Fund

Average Daily Net Assets	Annual Rate
First $500 Million	0.950%
Next $500 Million	0.900%
Amount over $1 Billion	0.850%

SmallCap Value HLS Fund

Average Daily Net Assets	Annual Rate
First $50 Million	0.900%
Amount over $50 Million	0.850%

Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, International Growth HLS Fund and International Small Company HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.850%
Next $250 Million	0.800%
Amount over $500 Million	0.750%

Equity Income HLS Fund, Growth HLS Fund, MidCap Value HLS Fund and Value HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.825%
Next $250 Million	0.775%
Next $500 Million	0.725%
Amount over $1 Billion	0.675%

Fundamental Growth HLS Fund(1)

Average Daily Net Assets	Annual Rate
First $250 Million	0.800%
Next $250 Million	0.750%
Amount over $500 Million	0.700%

(1)       Effective March 30, 2007, HL Advisors has permanently reduced its management fee schedule for this fund.

MidCap Growth HLS Fund

Average Daily Net Assets	Annual Rate
First $500 Million	0.800%
Next $500 Million	0.750%
Amount over $1 Billion	0.700%

Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Advisers HLS Fund, Global Growth HLS Fund, International Opportunities HLS Fund and MidCap HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Amount over $1 Billion	0.625%

High Yield HLS Fund

Average Daily Net Assets	Annual Rate
First $500 Million	0.700%
Next $500 Million	0.675%
Next $4 Billion	0.625%
Next $5 Billion	0.605%
Amount over $10 Billion	0.595%

Small Company HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Next $500 Million	0.600%
Amount over $1.5 Billion	0.550%

Growth Opportunities HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund

Average Daily Net Assets	Annual Rate
First $100 Million	0.700%
Amount over $100 Million	0.600%

Advisers HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.680%
Next $250 Million	0.655%
Next $500 Million	0.645%
Amount over $1 Billion	0.595%

LargeCap Growth HLS Fund(2)

Average Daily Net Assets	Annual Rate
First $500 Million	0.650%
Next $500 Million	0.600%
Amount over $1 Billion	0.550%

(2)                     Effective November 13, 2006, HL Advisors has permanently reduced its management fee schedule for this fund.

Stock HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.525%
Next $250 Million	0.500%
Next $500 Million	0.475%
Amount over $1 Billion	0.450%

Total Return Bond HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.525%
Next $250 Million	0.500%
Next $500 Million	0.475%
Next $4 Billion	0.450%
Next $5 Billion	0.430%
Amount over $10 Billion	0.420%

U.S. Government Securities HLS Fund

Average Daily Net Assets	Annual Rate
First $50 Million	0.500%
Next $4.95 Billion	0.450%
Next $5 Billion	0.430%
Amount over $10 Billion	0.420%

Money Market HLS Fund(3) and Mortgage Securities HLS Fund

Average Daily Net Assets	Annual Rate
First $2 Billion	0.450%
Next $3 Billion	0.400%
Next $5 Billion	0.380%
Amount over $10 Billion	0.370%

(3)                     HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2008.

Index HLS Fund

Average Daily Net Assets	Annual Rate
First $2 Billion	0.300%
Next $3 Billion	0.200%
Next $5 Billion	0.180%
Amount over $10 Billion	0.170%

For the year ended December 31, 2007, Growth Opportunities HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each paid management fees to HL Advisors.  Each other fund paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for purposes of presentation in the table below).  These fees are based on a stated percentage of the fund’s average daily net asset value as follows:

Fund Name	Annual Rate
Advisers HLS Fund	[ ]	%
Capital Appreciation HLS Fund	[ ]	%
Disciplined Equity HLS Fund	[ ]	%
Dividend and Growth HLS Fund	[ ]	%
Equity Income HLS Fund	[ ]	%
Fundamental Growth HLS Fund	[ ]	%(1)
Global Advisers HLS Fund	[ ]	%
Global Communications HLS Fund	[ ]	%
Global Financial Services HLS Fund	[ ]	%
Global Health HLS Fund	[ ]	%
Global Growth HLS Fund	[ ]	%
Global Technology HLS Fund	[ ]	%
Growth HLS Fund	[ ]	%
Growth Opportunities HLS Fund	[ ]	%
High Yield HLS Fund	[ ]	%
Index HLS Fund	[ ]	%
International Growth HLS Fund	[ ]	%
International Opportunities HLS Fund	[ ]	%
International Small Company HLS Fund	[ ]	%
LargeCap Growth HLS Fund	[ ]	%(2)
MidCap HLS Fund	[ ]	%
MidCap Growth HLS Fund	[ ]	%
MidCap Value HLS Fund	[ ]	%
Money Market HLS Fund	[ ]	%
Mortgage Securities HLS Fund	[ ]	%
Small Company HLS Fund	[ ]	%
SmallCap Growth HLS Fund	[ ]	%
SmallCap Value HLS Fund	[ ]	%
Stock HLS Fund	[ ]	%
Total Return Bond HLS Fund	[ ]	%
U.S. Government Securities HLS Fund	[ ]	%
Value HLS Fund	[ ]	%
Value Opportunities HLS Fund	[ ]	%

(1) Effective March 30, 2007, HL Advisors has permanently reduced its management fee schedule for this fund.

(2) Effective November 13, 2006, HL Advisors has permanently reduced its management fee schedule for this fund.

A discussion regarding the basis for the Boards of Directors’ approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds’ annual report to shareholders covering the period ending December 31, 2007. For SmallCap Value HLS Fund, a discussion regarding the basis for the Board of Directors’ approval of the fund’s investment sub-advisory agreements will be available in the fund’s semi-annual report to shareholders covering the period ending June 30, 2007.

FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life, Union Security or Union Security Life (the “Accounts”) as investment options for certain variable annuity contracts and variable life insurance contracts (“variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services (“Servicing Compensation”) based on a number of factors described below.

Servicing Compensation is generally based on average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary.  Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services.  These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares.  This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one Hartford HLS Fund over another Hartford HLS Fund.

The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service.  No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination.  For the year ended December 31, 2007, the transfer agent accrued approximately $[     ] in total Servicing Compensation to Servicing Intermediaries and accruals of such Servicing Compensation did not exceed $[     ] for any Servicing Intermediary.

As of January 1, 2008, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors,  Inc.; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith Incorporated; Mid-Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; The Vanguard Group; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation

Determination of Net Asset Value

The net asset value per share (NAV) is determined for each Hartford HLS Fund and each class as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each Hartford HLS Fund is determined by dividing the value of that Hartford HLS Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for Money Market HLS Fund, the Hartford HLS Funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a Hartford HLS Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Hartford HLS Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a Hartford HLS Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. With respect to the valuation of securities principally traded on foreign markets, each Hartford HLS Fund uses a fair value pricing service approved by that Hartford HLS Fund’s Board, which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the Hartford HLS Funds. Because the NAV of each Hartford HLS Fund’s shares is determined only on business days of the Hartford HLS Funds, the value of the portfolio securities of a Hartford HLS Fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Hartford HLS Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Hartford HLS Funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any Hartford HLS Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that Hartford HLS Fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a Hartford HLS Fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that Hartford HLS Fund’s Board of Directors. Generally, each Hartford HLS Fund may use fair valuation in regards to debt securities when a Hartford HLS Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Money Market HLS Fund’s investments are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Dividends and Distributions

Dividends and distributions may be declared by each Hartford HLS Fund’s Board of Directors from time to time. The current policy for each Hartford HLS Fund, except Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.

Frequent Purchases and Redemptions of Hartford HLS Fund Shares

The Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading can (i) cause a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance (“COLI”) policies issued by Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the Hartford HLS Funds), individual investors do not participate directly in the Hartford HLS Funds through ownership of Hartford HLS Fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the Hartford HLS Funds. In all cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which limits the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way.  Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the Hartford HLS Funds’ ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds prevent the Hartford HLS Funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the Hartford HLS Funds.  Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity.  These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds.  Further, many of the existing plan documents and agreements with third-party administrators for omnibus accounts do not contain terms that would enable the Hartford HLS Funds, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders.  As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders.  The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable.  In addition, it is the Hartford HLS Funds’ policy to require the Hartford HLS Funds’ sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that Hartford HLS Fund on the day or days identified by the portfolio manager.  Hartford Life will then review the list to determine whether the transfer activity violates policies and procedures with respect to frequent purchase and redemption of Hartford HLS Fund shares.  Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary.  The Hartford HLS Funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so.  No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds.  Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service.    Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions.  For a description of Hartford Life’s procedures applicable to you, please review the prospectus and other documentation associated with your product, policy or plan.

In addition to the products described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts.  The Board of the Hartford HLS Funds’ has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”).  With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period.  A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount that the Hartford HLS Funds’ sub-transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the Hartford HLS Fund.  When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.”  All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days.  For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely.  Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy.

Because the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”), does not expect to receive individual shareholder level transaction data on a daily basis in qualified plans omnibus accounts, in the case of actual or suspected excessive trading through omnibus accounts maintained by financial intermediaries, HASCO shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity.  Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy.  (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary.  (3) Where an intermediary has established reasonable internal controls and procedures for limiting exchange activity in a manner that serves the purposes of  the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification.  Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring.  In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The Policy does not apply to investors participating in the Hartford HLS Funds through individual variable-annuity contracts, individual variable-life policies, group annuity contracts and corporate-owned life insurance policies issued by Hartford Life and its affiliates.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.  As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the Money Market HLS Fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Money Market HLS Fund shares and thus compounded in the course of a 52-week period.

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Hartford HLS Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Hartford HLS Fund share. The total returns in the table for each Hartford HLS Fund represent the rate that an investor would have earned, or lost, on an investment in the Hartford HLS Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2003 through December 31, 2007 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the Hartford HLS Fund’s financial statements and financial highlights, are included in the annual reports which are available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

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FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semiannual Report to Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund’s annual and semiannual reports. In the fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2007 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semiannual reports free of charge, on the funds’ website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Numbers:

Hartford Series Fund, Inc.	811-08629
Hartford HLS Series Fund II, Inc.	811-04615

Class IB Prospectus

HARTFORD HLS FUNDS

CLASS IB SHARES

PROSPECTUS

May [   ], 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense

HARTFORD ADVISERS HLS FUND

HARTFORD CAPITAL APPRECIATION HLS FUND

HARTFORD DISCIPLINED EQUITY HLS FUND

HARTFORD DIVIDEND AND GROWTH HLS FUND

HARTFORD EQUITY INCOME HLS FUND

HARTFORD FUNDAMENTAL GROWTH HLS FUND (FORMERLY HARTFORD FOCUS HLS FUND)

HARTFORD GLOBAL ADVISERS HLS FUND

HARTFORD GLOBAL COMMUNICATIONS HLS FUND

HARTFORD GLOBAL EQUITY HLS FUND

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

HARTFORD GLOBAL HEALTH HLS FUND

HARTFORD GLOBAL GROWTH HLS FUND (FORMERLY HARTFORD GLOBAL LEADERS HLS FUND)

HARTFORD GLOBAL TECHNOLOGY HLS FUND

HARTFORD GROWTH HLS FUND

HARTFORD GROWTH OPPORTUNITIES HLS FUND

HARTFORD HIGH YIELD HLS FUND

HARTFORD INDEX HLS FUND

HARTFORD INTERNATIONAL GROWTH HLS FUND (FORMERLY HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND)

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

HARTFORD LARGECAP GROWTH HLS FUND

HARTFORD MIDCAP HLS FUND

HARTFORD MIDCAP GROWTH HLS FUND

HARTFORD MIDCAP VALUE HLS FUND

HARTFORD MONEY MARKET HLS FUND

HARTFORD MORTGAGE SECURITIES HLS FUND

HARTFORD SMALL COMPANY HLS FUND

HARTFORD SMALLCAP GROWTH HLS FUND

HARTFORD SMALLCAP VALUE HLS FUND

HARTFORD STOCK HLS FUND

HARTFORD TOTAL RETURN BOND HLS FUND

1

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

HARTFORD VALUE HLS FUND

HARTFORD VALUE OPPORTUNITIES HLS FUND

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

2

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3

CONTENTS

PAGE

Introduction.	Introduction

A summary of each fund’s goals,	Hartford Advisers HLS Fund
principal strategies, main risks,	Hartford Capital Appreciation HLS Fund
performance and fees.	Hartford Disciplined Equity HLS Fund
Hartford Dividend and Growth HLS Fund
Hartford Equity Income HLS Fund
Hartford Fundamental Growth HLS Fund (formerly Hartford Focus HLS Fund)
Hartford Global Advisers HLS Fund
Hartford Global Communications HLS Fund
Hartford Global Equity HLS Fund
Hartford Global Financial Services HLS Fund
Hartford Global Health HLS Fund
Hartford Global Growth HLS Fund (formerly Hartford Global Leaders HLS Fund)
Hartford Global Technology HLS Fund
Hartford Growth HLS Fund
Hartford Growth Opportunities HLS Fund
Hartford High Yield HLS Fund
Hartford Index HLS Fund
Hartford International Growth HLS Fund (formerly Hartford International Capital Appreciation HLS Fund)
Hartford International Opportunities HLS Fund
Hartford International Small Company HLS Fund
Hartford LargeCap Growth HLS Fund
Hartford MidCap HLS Fund
Hartford MidCap Growth HLS Fund
Hartford MidCap Value HLS Fund
Hartford Money Market HLS Fund
Hartford Mortgage Securities HLS Fund
Hartford Small Company HLS Fund
Hartford SmallCap Growth HLS Fund
Hartford SmallCap Value HLS Fund
Hartford Stock HLS Fund
Hartford Total Return Bond HLS Fund
Hartford U.S. Government Securities HLS Fund
Hartford Value HLS Fund
Hartford Value Opportunities HLS Fund

Description of other investment.	Investment strategies and investment matters
strategies and investment risks	Terms used in this prospectus

Investment manager and	Management of the funds
management fee information.

Further information on the funds.	Further information on the funds
Purchase and redemption of fund shares
Distribution Plan
Determination of net asset value
Dividends and distributions
Frequent purchases and redemptions of fund shares
Federal income taxes
Variable contract owner voting rights

4

Plan participant voting rights
Performance related information
Distributor, Custodian and Transfer Agent
Financial highlights
	For more information	back cover

Hartford HLS Funds

5

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a “fund” and together the “funds”) which may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates (“Hartford Life”), Union Security Insurance Company (“Union Security”) formerly Fortis Benefits Insurance Company and Union Security Life Insurance Company of New York (“Union Security Life”) formerly First Fortis Life Insurance Company, and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile.

Each fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

Growth Opportunities HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund are investment portfolios of Hartford HLS Series Fund II, Inc. All other funds are investment portfolios of Hartford Series Fund, Inc.

Each fund is a diversified fund except for the funds listed below, which are non-diversified:

•                             Global Communications HLS Fund

•                             Global Financial Services HLS Fund

•                             Global Health HLS Fund

•                             Global Technology HLS Fund

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the “Retail Funds”). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds’ investment options offered in this prospectus.

The investment manager to each fund is HL Investment Advisors, LLC (“HL Advisors”). The day-to-day portfolio management of the funds is provided by one or more investment sub-advisers. Information regarding HL Advisors and the sub-advisers is included under “Management of the Funds” in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds, some of which have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of the Retail Funds and their performance will differ.

HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER “THE INVESTMENT MANAGER.”

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

6

HARTFORD ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

•                             equities,

•                             debt securities, and

•                             money market instruments.

The fund will normally invest in a portfolio of between 50% and 70% equities, with the balance of the assets invested in debt securities and cash instruments. The fund will not normally hold more than 10% in cash or cash equivalents. Allocation decisions within these bands are in the discretion of Wellington Management Company, LLP (“Wellington Management”), and are based on Wellington Management’s judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The fund’s diversified portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies that, in Wellington Management’s opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $708 million to $512 billion.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least “BBB” by Standard & Poor’s Corporation (“S&P”) or “Baa” by Moody’s Investors Service, Inc. (“Moody’s”), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund’s income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will “call” — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund’s mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund’s income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund’s mortgage- and asset-backed securities.

Wellington Management’s investment strategy will influence performance significantly. If Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in

7

achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets among different asset classes in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 31, 1983, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 13.85% (2nd quarter, 1997) and the lowest quarterly return was -9.91% (2nd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IB(1)	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%
Lehman Brothers Government/ Credit Bond Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

(1)	Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

You cannot invest directly in an index.

8

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund’s assets)
Management fees	0.60%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Steven T. Irons, CFA

•	Senior Vice President and Equity Portfolio Manager of Wellington Management

•	Portfolio manager for the equity portion of the fund since 2005 and for clients of the firm for at least the past five years

•	Joined Wellington Management as an investment professional in 1993

Peter I. Higgins, CFA

•	Senior Vice President and Equity Portfolio Manager of Wellington Management

•	Involved in portfolio management and securities analysis for the equity portion of the fund since 2005 and for clients of the firm for the past three years

•	Joined Wellington Management as an investment professional in 2005

•	Investment professional at The Boston Asset Company from 1988 to 2005

John C. Keogh

•	Senior Vice President and Fixed Income Portfolio Manager of Wellington Management

9

•                             Portfolio manager for the fixed income and money market portion of the fund since 2004 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1983

Christopher L. Gootkind, CFA

•                             Vice President and Fixed Income Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the fund since 2006 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 2000

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

10

HARTFORD CAPITAL APPRECIATION HLS FUND

The fund offers or sells Class IB shares to separate accounts of insurance companies (“Separate Accounts”) only if the fund was available to the contract holder prior to May 1, 2005.  In addition, the fund is also available (1) to certain owners of other investment products offered by The Hartford; and (2) to certain qualified retirement plans.

The fund continues to pay 12b-1 fees pursuant to its Distribution Plan. These fees are paid for ongoing shareholder services in connection with past sales.

INVESTMENT GOAL. The Hartford Capital Appreciation HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities.

Wellington Management seeks to achieve the Fund’s investment goal of seeking growth of capital by employing two separate investment teams.  The first team, comprised of Saul Pannell and Frank Catrickes working together, seeks growth of capital by identifying companies that have substantial near-term capital appreciation potential regardless of company size or industry.  This strategy is sometimes referred to as a “stock picking” approach.  Companies are selected primarily on the basis of dynamic earnings potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

The second team involves multiple portfolio managers who each separately manage a portion of the fund using different investment styles and in combination seek to achieve the fund’s investment objective.  The portfolio managers who collectively make up this team, and their respective investment styles, are as follows:  David Palmer, David Fassnacht and James Mordy (contrarian value) seek to capitalize on market overreaction by identifying stocks with low valuations relative to growth potential; Nicolas Choumenkovitch (concentrated global) invests in companies around the globe across all market capitalizations and styles; Paul Marrkand (diversified growth) invests in leading companies ranked based on growth, valuation and quality; Peter Higgins (all cap opportunities) seeks opportunistic investments across all styles and capitalization ranges; Jeffrey Kripke (select opportunities) focuses on companies growing organically with expanding returns in attractive industries; and Mario Abularach (specialty growth) focuses on companies with improving operating fundamentals as a precursor to accelerating revenue growth and upward earnings revisions.

Although the portfolio managers’ investment styles are intended to be complementary, each portfolio manager will make separate, independent investment decisions.

The percentage of the fund managed by any single portfolio manager or team may change without approval of the shareholders of the fund.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management’s investment strategy will influence performance significantly. If Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on April 2, 1984, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

11

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 24.83% (4th quarter, 1998) and the lowest quarterly return was -19.07% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years

Class IB(1)	[	]%	[	]%	[	]%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

(1)	Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.  You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund’s assets)
Management fees	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses

12

remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Team I

Saul J. Pannell, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 1991

•                             Joined Wellington Management as an investment professional in 1974

Frank D. Catrickes, CFA, CMT

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 1998

•                             Joined Wellington Management as an investment professional in 1998

Team II

Mario E. Abularach, CFA, CMT (specialty growth)

•                             Vice President and Equity Research Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 2001

Nicolas M. Choumenkovitch (concentrated global)

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1995

David R. Fassnacht, CFA (contrarian value)

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1991

Peter I. Higgins, CFA (all cap opportunities)

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

13

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for the past three years

•                             Joined Wellington Management as an investment professional in 2005

•                             Investment professional at The Boston Asset Company from 1988 to 2005

Jeffrey L. Kripke (select opportunities)

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 2001

Paul E. Marrkand, CFA (diversified growth)

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for the past three years

•                             Joined Wellington Management as an investment professional in 2005

•                             Investment professional at Putnam Investments from 1999 to 2005

James N. Mordy (contrarian value)

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1985

David W. Palmer, CFA (contrarian value)

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1998

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

14

HARTFORD DISCIPLINED EQUITY HLS FUND

INVESTMENT GOAL. The Hartford Disciplined Equity HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management’s Global Industry Analysts and proprietary quantitative stock selection models. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $708 million to $512 billion. The fund’s portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive value and momentum factors. Value factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Momentum focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.  In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year

15

During the periods shown in the bar chart, the highest quarterly return was 15.60% (4th quarter, 1999) and the lowest quarterly return was -16.54% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (May 29, 1998)
Class IB	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%(1)

(1)                     Return is from 5/31/1998 – 12/31/2007.

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

James A. Rullo, CFA

•                             Senior Vice President and Director of the Quantitative Investment Group of Wellington Management

•                             Portfolio manager for the fund since its inception in 1998

16

•                             Joined Wellington Management as an investment professional in 1994

Mammen Chally, CFA

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 1998

•                             Joined Wellington Management in 1994 and has been an investment professional since 1996

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

17

HARTFORD DIVIDEND AND GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund’s total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2007, the market capitalization of companies within this index ranged from approximately $708 million to $512 billion. The fund’s portfolio is broadly diversified by industry and company.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. As a key component of its fundamental analysis, Wellington Management evaluates a company’s ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund’s focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. If Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 9, 1994, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

18

Class IB total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 16.22% (2nd quarter, 1997) and the lowest quarterly return was -18.80% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IB(1)	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

(1)                     Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance  adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.64%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at

19

the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Edward P. Bousa, CFA

•          Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since October 2001, co-manager for the fund from July 2001 through September 2001

•          Joined Wellington Management as an investment professional in 2000

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

20

HARTFORD EQUITY INCOME HLS FUND

INVESTMENT GOAL. The Hartford Equity Income HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $2 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund’s investment approach is based on the fundamental analysis of dividend-paying companies with market capitalizations generally above $2 billion that have below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals.  Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions.   Portfolio construction is driven primarily by security selection.  Limited consideration is given to economic analysis in establishing sector and industry weightings.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund’s focus on companies with market capitalizations above $2 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management’s investment strategy will significantly influence the fund’s performance. If Wellington Management’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

21

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 7.84% (4th quarter, 2004) and the lowest quarterly return was -0.35% (1st quarter, 2005).

Average annual total returns for periods ending 12/31/2007

	1 year		Since Inception (October 31, 2003)
Class IB	[	]%	[	]%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	[	]%	[	]%

Index: The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.81%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses

22

would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

John R. Ryan, CFA

•          Senior Vice President and Equity Portfolio Manager of Wellington Management

•          Portfolio manager for the fund since its inception  in 2003

•          Joined Wellington Management as an investment professional in 1981

W. Michael Reckmeyer, III, CFA

•                  Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                  Joined Wellington Management as an investment professional in 1994

Karen H. Grimes, CFA

•                  Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                  Joined Wellington Management as an investment professional in 1995

Ian R. Link, CFA

•                  Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for the past two years

•                  Joined Wellington Management as an investment professional in 2006

•                  Investment professional at Deutsche Asset Management in New York from 2004 to 2006

•                  Investment professional at Franklin/Templeton from 1989 to 2003

It is anticipated that after June 30, 2008, John Ryan will no longer manage assets for the Hartford HLS Funds.  It is expected that Mr. Reckmeyer will succeed Mr. Ryan as portfolio manager of the Hartford Equity Income HLS Fund.

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

23

HARTFORD FUNDAMENTAL GROWTH HLS FUND (formerly HARTFORD FOCUS HLS FUND)

INVESTMENT GOAL. The Hartford Fundamental Growth HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of large capitalization growth companies which include companies with market capitalizations similar to companies in the Russell 1000 Growth Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $538 million to $512 billion.  Individual holdings are typically no larger than 5% of the fund’s total assets. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund’s portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, growth prospects, relative valuation, balance sheet, income statement, and anticipated earnings and revenues.

In general, the fund seeks to invest in market-leading companies in industry niches that offer high secular growth prospects and attractive market dynamics. The approach utilizes proprietary fundamental research to identify high-quality, proven companies with price-earnings valuations comparable to the company’s long-term, sustainable growth rate.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund’s focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks.

Wellington Management’s strategy of bottom-up stock selection also has a significant impact on the fund’s performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful reliance on the fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

24

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 14.50% (2nd quarter, 2003) and the lowest quarterly return was -18.87% (2nd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (April 30, 2001)
Class IB	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%
Russell 1000 Growth Index (reflects no deduction for fees, expenses and taxes)	[	]%	[	]%	[	]%

Indices:  The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses(1)	[	]%

(1)                  Effective March 30, 2007, HL Advisors has permanently reduced its management fee schedule for this fund.  Using the most recent fiscal year average net assets, the management fee decreased from 0.85% to 0.80%.

25

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Francis J. Boggan, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since 2007 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 2001

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

26

HARTFORD GLOBAL ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Global Advisers HLS Fund seeks maximum long-term total rate of return.

PRINCIPAL INVESTMENT STRATEGY. The fund consists of a diversified portfolio of securities covering a broad range of countries, industries and companies.  The fund invests in securities denominated in both U.S. dollars and foreign currencies and may trade in both U.S. or in foreign markets.

The fund actively allocates its assets among three categories:

•                             equity securities,

•                             debt securities, and

•                             money market instruments.

The equity portion of the fund invests in common stocks of growth companies located worldwide. The fund’s investment process emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth.  Under normal market and economic conditions, the fund will seek to diversify its investments in securities of issuers among a number of different countries throughout the world, one of which may include the United States.  There are no limits on the amount of the fund’s assets that may be invested in each country.  The equity portion of the fund may invest in a broad range of market capitalizations, but tends to focus on mid- to large- capitalization companies with market capitalizations greater than $2 billion.  The fund’s investments in equity securities are substantially similar to the equity securities permitted for the Hartford Global Growth HLS Fund.

Debt securities (other than money market securities) in which the fund may invest include investment grade securities assigned a bond rating within the four highest categories by Moody’s or S&P, or unrated securities determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high-yield, high-risk debt securities. Such securities may be rated as low as “C” by Moody’s or S&P, or, if unrated, be of comparable quality as determined by Wellington Management.

Asset allocation decisions are based upon Wellington Management’s judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories, and asset allocation is within Wellington Management’s discretion. As a result, shifts in asset allocation are expected to be gradual and continuous, and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.

The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market. Such derivatives may include (but are not limited to) transactions designed to minimize the impact of currency movements on the fund.  The fund may trade securities actively.

MAIN RISKS. The primary risks of this fund are stock market risk, interest rate risk, credit risk, prepayment risk, derivative risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will “call” — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

The fund may use derivatives for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), as well as for gaining exposure to certain markets and/or issuers and managing the effective maturity or duration of debt instruments. The value of these derivative instruments rise or fall depending on the price movements of the underlying asset, reference rate, or index and may rise or fall more rapidly than other investments.  In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised.   In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.  Derivatives are

27

subject to a number of risks, such as interest rate risk, credit risk, stock market risk and manager allocation risk, depending on the type of underlying asset, reference rate or index.

Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities very actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 1, 1995, it did not offer Class IB shares until November 9, 1999. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 13.11% (4th quarter, 1999) and the lowest quarterly return was -10.74% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IB(1)	[	]%	[	]%	[	]%
Morgan Stanley Capital International World Growth Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%
Lehman Brothers Global Aggregate Index USD Hedged (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

(1)	Class IB shares commenced on November 9, 1999.
Class IB share performance prior to that date reflects
Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

28

Indices: The Morgan Stanley Capital International (“MSCI”) World Growth Index is a broad-based unmanaged market capitalization weighted total return index which measures performance of growth securities in 23 developed-country global equity markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

The Lehman Brothers Global Aggregate Index USD Hedged (“Lehman Brothers Global Aggregate Index”) provides a broad-based measure of the global investment-grade fixed income markets (the three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices; it also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities).

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.76%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

The equity component of the fund is managed by Wellington Management using a team of investment professionals led by Andrew S. Offit.

Matthew D. Hudson, CFA

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the equity component of the fund since June 2007 and has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past three years

•                             Joined Wellington Management as an investment professional in 2005

29

•                             Investment professional at American Century Investment Management (2000-2005)

Andrew S. Offit, CPA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager of the equity component of the fund since 2001 and involved in portfolio management and securities analysis for the equity component of the fund since 1997

•                             Joined Wellington Management as an investment professional in 1997

Jean-Marc Berteaux

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the equity component of the fund since 2004 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 2001

The debt component of the fund is managed by Wellington Management using a team of investment professionals led by Robert L. Evans.

Robert L. Evans

•                             Senior Vice President and Fixed Income Portfolio Manager of Wellington Management

•                             Portfolio manager for the debt component of the fund since its inception in 1995

•                              Joined Wellington Management as an investment professional in 1995

Scott M. Elliott

•                             Senior Vice President and Director of Asset Allocation Strategies of Wellington Management

•                             Portfolio manager for the asset allocation of the fund since 2001

•                             Joined Wellington Management as an investment professional in 1994

Evan S. Grace, CFA

•                             Vice President and Director of Asset Allocation Research of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past five years

•                             Joined Wellington Management as an investment professional in 2003

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

30

HARTFORD GLOBAL COMMUNICATIONS HLS FUND

INVESTMENT GOAL. The Hartford Global Communications HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications-related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; provide traditional local and long-distance telephone service and equipment; provide cellular, paging and local and wide area product networks or equipment; or provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country. The fund may invest up to 50% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

The fund’s investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies it believes possess one or more of the following attributes:

•                  The current market price of its stock is at the low end of its historical relative valuation range, or

•                  A positive change in operating results is anticipated but not yet reflected in the price of its stock, or

•                  Unrecognized or undervalued assets exist, and

•                  Management that demonstrates that it can convert the above factors into shareholder value.

The fund will consider selling a security when:

•                  Its target price is achieved,

•                  Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer’s business prospects, or

•                  Equity securities of other comparable issuers in an industry are available at more attractive prices.

The fund will be relatively focused with regard to both position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund’s investments are focused in the industries comprising the communications sector, including telecommunication services and media. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors affecting the communications sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund.  Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, issuers in this industry may often have close affiliations (e.g., tracking stocks, joint ventures, crossholdings). Therefore, single issuer limits may not insulate against specific company risk.

Fierce competition in many industries of the communications sector may cause companies to significantly reduce the prices of their products, which can reduce the companies’ profitability. Should this occur throughout the sector, the value of the fund’s investment portfolio could decline substantially. In addition, companies in this sector can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies’ profitability and the market value of their securities. Finally, companies in this sector, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund’s returns may be more volatile than those of a fund that is not subject to these risk factors.

31

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management’s investment strategy will significantly influence the fund’s performance. If Wellington Management’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 29.75% (4th quarter, 2004) and the lowest quarterly return was -22.67% (2nd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (December 27, 2000)
Class IB	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%(1)
MSCI AC (All Country) World Free Telecommunication Services Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%(1)

(1)                     Return is from 12/31/2000 – 12/31/2007.

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The MSCI AC (All Country) World Telecommunication Services Index is a free float-adjusted market capitalization index which measures the performance of companies within the telecommunications sector across both developed and emerging market countries. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

32

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

The fund has been managed by a team of global industry analysts that specialize in the communications industry since its inception in 2000.  Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time.  Allocations among various sectors within the communications industry are made collectively by the team.

Archana Basi, CFA

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2002

•                             Joined Wellington Management as an investment professional in 2001

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

33

HARTFORD GLOBAL EQUITY HLS FUND

INVESTMENT GOAL. The Hartford Global Equity HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities.  The fund seeks to achieve its goal by investing primarily in equity securities of companies in a broad range of countries, industries and market capitalizations worldwide.  The fund’s diversified portfolio of equity securities is constructed by allocating the fund’s assets across a variety of industries, and then selecting companies in each industry that are deemed to be attractive by members of Wellington Management’s team of global industry analysts. Wellington Management may favor certain industries at times based upon the relative attractiveness of stocks within those industries, macroeconomic factors, or the availability of stocks at attractive prices.  The fund will typically seek to maintain some representation in each major industry represented in the MSCI All Country World Index.  The MSCI All Country World Index is currently comprised of forty-eight countries.  The fund will invest in securities of companies located in a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country.  Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.  The fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

In analyzing a prospective investment, Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Because the fund invests in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies.  Stocks of small or mid-size companies may be more risky than stocks of large companies.  These companies may be young and have more limited operating or business history.  Because these businesses frequently  rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.  The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  If the fund invests in countries or regions that experience economic downturns, performance could suffer.

Wellington Management’s investment strategy will significantly influence the fund’s performance. If Wellington Management’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

34

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.95%
Distribution and service (12b-1) fees	0.25%
Other expenses(1)(2)	[	]%
Total operating expenses	[	]%

(1)          Includes estimated acquired fund fees and expenses, which are less than 0.01%.

(2)          Other expenses are estimated based upon amounts for the current fiscal year.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Mark D. Mandel, CFA

•                             Senior Vice President and Director of Global Industry Research of Wellington Management

•                             Supervises and coordinates a team of global industry analysts that manage the fund and has served in this capacity for the fund since 2008 and for other clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1994

Cheryl M. Duckworth, CFA

•                             Senior Vice President and Director of Research Portfolios of Wellington Management

•                             Coordinates a team of global industry analysts that manage the fund and has served in this capacity for the fund since 2008 and for other clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1994

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

35

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

INVESTMENT GOAL. The Hartford Global Financial Services HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, securities exchanges, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world’s market value in financial services stocks is located in North America, Europe and Japan. Therefore the fund invests most of its assets in companies located in these three geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.

The fund’s investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses this “bottom-up” approach to identify stocks it believes have favorable risk/reward profiles.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

•                             Management focuses on rewarding shareholders,

•                             Market expectations of future earnings are too low,

•                             Market value does not reflect the fact that earnings are understated due to conservative accounting,

•                             Market value does not reflect the true value of the issuer’s component businesses and there is some reason to believe that this disparity will not persist,

•                             It is an outstanding company but the stock is available at an average price because of the market’s temporary indifference to quality, or

•                             Its strength in a distinct product or geographic area makes it attractive to potential acquirers.

The fund will consider selling a security when:

•                             Its issuer’s management no longer appears to promote shareholder value,

•                             Market expectations of future earnings are too high,

•                             It can sell the security of an outstanding company at a significant premium,

•                             Market value exceeds the true value of the issuer’s component businesses,

•                             Market value does not reflect the fact that earnings are overstated due to aggressive accounting,

•                             Market value does not reflect the risk of potential problems in an important business component, or

•                             More attractive opportunities arise.

The fund will be relatively focused with regard to both position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund’s investments are focused in the industries comprising the financial services sector, including banks, diversified financials, and insurance. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors affecting the financial services sector are likely to have a substantial impact on the fund.

36

Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund.  Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Each industry of the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge, and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services sector generally is undergoing rapid change as existing distinctions among financial service industries diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance industries.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management’s investment strategy will significantly influence the fund’s performance. If Wellington Management’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.61% (2nd quarter, 2003) and the lowest quarterly return was -20.31% (3rd quarter, 2002).

37

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (December 27, 2000)
Class IB	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%(1)
MSCI Finance ex Real Estate Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%(1)

(1)                     Return is from 12/31/2000 – 12/31/2007.

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The MSCI Finance ex Real Estate Index includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups.

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Mark T. Lynch, CFA

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Portfolio Manager for the fund since 2007; prior to that, Mr. Lynch was a member of a team of global industry analysts who had managed the fund since its inception in 2000

•                             Joined Wellington Management as an investment professional in 1994

38

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

39

HARTFORD GLOBAL GROWTH HLS FUND (formerly HARTFORD GLOBAL LEADERS HLS FUND)

INVESTMENT GOAL. The Hartford Global Growth HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of growth companies located worldwide. The fund’s investment process emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth.  Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among a number of different countries throughout the world, which may include the United States. There are no limits on the amount of the fund’s assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid- to large- capitalization companies with market capitalizations greater than $2 billion.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small or medium capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries do not perform as expected, or if Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year

40

During the periods shown in the bar chart, the highest quarterly return was 32.76% (4th quarter, 1999) and the lowest quarterly return was -20.08% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (September 30, 1998)
Class IB	[	]%	[	]%	[	]%
Morgan Stanley Capital International World Growth Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

Index: The Morgan Stanley Capital International World Growth Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Matthew D. Hudson, CFA

•                             Vice President and Equity Portfolio Manager of Wellington Management

41

•                          Portfolio manager of the fund since 2007 and has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past three years

•                             Joined Wellington Management as an investment professional in 2005

•                             Investment professional at American Century Investment Management (2000-2005)

Andrew S. Offit, CPA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 1998

•                             Joined Wellington Management as an investment professional in 1997

Jean-Marc Berteaux

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2001

•                             Joined Wellington Management as an investment professional in 2001

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

42

HARTFORD GLOBAL HEALTH HLS FUND

INVESTMENT GOAL. The Hartford Global Health HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund’s investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund’s approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Investments in the fund will be allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase in the fund typically share one or more of the following attributes:

•                             The company’s business franchise is temporarily mispriced,

•                             The market under-values the new product pipelines,

•                             The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad), or

•                             The company is a target of opportunity due to industry consolidation.

Stocks will be considered for sale from the fund when:

•                             Target prices are achieved,

•                             Fundamental expectations are not met,

•                             A company’s prospects become less appealing, or

•                             Equity securities of other comparable issuers in an industry are available at more attractive prices.

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors.

The fund will be relatively focused with regard to both position size and the industries comprising the health care sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund’s investments are focused in the industries comprising the health care sector, including pharmaceuticals, medical products and health services. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund.  Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

43

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund’s overall performance. Government regulation could have a significant, adverse impact on the price and availability of a company’s products and services. Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund’s overall performance. Companies in which the fund may invest can be significantly affected by, among other things, patent considerations, intense competition and rapid technological change and obsolescence.

Foreign investments may be more risky than domestic investments. Investments in the securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. If Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 21.50% (2nd quarter, 2003) and the lowest quarterly return was -14.80% (2nd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (May 1, 2000)
Class IB	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%(1)
Goldman Sachs Healthcare Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%(1)

(1)                     Return is from 4/30/2000 – 12/31/2007.

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Goldman Sachs Healthcare Index is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most

44

recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.83%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

This fund has been managed by a team of global industry analysts that specialize in the health care sector since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among the various sectors within the healthcare industry are made collectively by the team.

Joseph H. Schwartz, CFA

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the medical technology sector

•                             Joined Wellington Management as an investment professional in 1983

Effective June 30, 2008, Mr. Schwartz will no longer be involved in portfolio management and securities analysis for the fund.

Jean M. Hynes, CFA

•                             Senior Vice President and Global Industry Analyst of Wellington Management

45

•                             Involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the pharmaceutical and biotechnology sectors

•                             Joined Wellington Management in 1991 and has been an investment professional since 1993

Ann C. Gallo

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the healthcare services sector

•                             Joined Wellington Management as an investment professional in 1998

Kirk J. Mayer, CFA

•                             Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the imaging, genomics and biotechnology sectors

•                             Joined Wellington Management as an investment professional in 1998

Robert L. Deresiewicz

•                             Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2004 focused primarily on the biotechnology sector and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 2000

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

46

HARTFORD GLOBAL TECHNOLOGY HLS FUND

INVESTMENT GOAL. The Hartford Global Technology HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, information technology services, and emerging technology-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The focus of the fund’s investment process is stock selection through fundamental analysis. The fund’s approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

Wellington Management’s evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations and new product developments within the technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

Subsector allocation within the fund reflects Wellington Management’s opinion of the relative attractiveness of stocks within the subsectors of the technology sector, macroeconomic trends such as price levels, unemployment, inflation and industrial production that may detract or enhance the subsector’s attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share, in Wellington Management’s opinion, one or more of the following attributes:

•                             A positive change in operating results is anticipated,

•                             Unrecognized or undervalued capabilities are present, or

•                             The quality of management indicates that these factors will be converted to shareholder value.

Stocks will be considered for sale from the fund when:

•                             Target prices are achieved,

•                             Earnings and/or return expectations are reduced due to fundamental changes in the company’s operating outlook, or

•                             More attractive value in a comparable company is available.

The fund will be relatively focused with regard to both position size and the industries comprising the technology sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund’s investments are focused in the industries comprising the technology sector, including computers and computer equipment, software and computer services, electronics, and communication equipment. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund.  Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund’s portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers’ securities. This means that the fund’s returns may be more volatile than the returns of a fund which is not subject to these risk factors.

47

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. If Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 40.22% (4th quarter, 2001) and the lowest quarterly return was -38.35% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (May 1, 2000)
Class IB	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%(1)
Goldman Sachs Technology Composite Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%(1)

(1)                     Return is from 4/30/2000 – 12/31/2007.

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

48

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

This fund has been managed by a team of global industry analysts that specialize in the technology sector since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors within the technology industry are made collectively by the team.

Scott E. Simpson

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the software and internet sectors

•                             Joined Wellington Management as an investment professional in 1995

John F. Averill, CFA

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the communications equipment and components sectors

•                             Joined Wellington Management as an investment professional in 1994

49

Eric Stromquist

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the semiconductor and computer hardware sectors

•                             Joined Wellington Management as an investment professional in 1989

Bruce L. Glazer

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the business information technology and computer services sectors

•                             Joined Wellington Management as an investment professional in 1997

Anita M. Killian, CFA

•                             Senior Vice President and Global Industry Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the communications equipment and components sectors

•                             Joined Wellington Management as an investment professional in 2000

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

50

HARTFORD GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Growth HLS Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include sustainable growth, superior business models, strong cash flow generation, high margins, high return on capital, a strong balance sheet and a leadership position within the industry. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $538 million to $512 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, cash flow and revenues.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year

51

During the periods shown in the bar chart, the highest quarterly return was 16.15% (2nd quarter, 2003) and the lowest quarterly return was -7.67% (1st quarter, 2005).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (April 30, 2002)
Class IB	[	]%	[	]%	[	]%
Russell 1000 Growth Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

Index: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.79%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Andrew J. Shilling, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since 2002

•                             Joined Wellington Management as an investment professional in 1994

52

John A. Boselli, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2002

•                             Joined Wellington Management as an investment professional in 2002

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

53

HARTFORD GROWTH OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Growth Opportunities HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify companies with accelerating operating momentum  for purchase. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. If Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 24, 1987, it did not offer Class IB shares until May 1, 2002. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

Class IB total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 44.20% (4th quarter, 1999) and the lowest quarterly return was -23.40% (1st quarter, 2001).

54

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund’s performance when it was managed by a previous investment adviser.

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IB(1)	[	]%	[	]%	[	]%
Russell 1000 Growth Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%
Russell 3000 Growth Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

(1)                     Class IB shares commenced operations on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Indices:  The Russell  1000 Growth  Index is an  unmanaged  index which  measures  the performance  of those  Russell 1000 Index  companies  with higher  price-to-book ratios  and higher  forecasted  growth  values.  (The  Russell  1000 Index is an unmanaged index that measures the performance of the 1,000 largest  companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.61%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

55

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Michael T. Carmen, CFA, CPA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since 2001

•                             Joined Wellington Management as an investment professional in 1999

Mario E. Abularach, CFA, CMT

•                             Vice President and Equity Research Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 2001

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

56

HARTFORD HIGH YIELD HLS FUND

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated “Ba” or lower by Moody’s or “BB” or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as “high yield-high risk securities” or “junk bonds.” The fund will invest no more than 25% of its total assets in securities rated below “B3” by Moody’s or “B-” by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management’s High Yield Team uses what is sometimes referred to as a “bottom-up” analysis in its credit underwriting and securities valuation discipline in order to determine which specific issuers and securities have the ability to support a high level of sustainable yield on debt securities. In this process, Hartford Investment Management assesses such factors as an issuer’s business environment, as well as its financial statements, earnings/cash flow, the quality of its management team and its capital structure.  Hartford Investment Management’s economic outlook is also an important input in overlaying a “top-down” view of the economy in the construction of the fund’s interest rate and credit risk exposure.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer’s financial condition and credit rating. The fund may trade securities actively.

MAIN RISKS. The major factors affecting the fund’s performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund’s income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will “call” — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund’s investments could become harder to value.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

57

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 8.27% (2nd quarter, 2003) and the lowest quarterly return was -6.00% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (September 30, 1998)
Class IB	[	]%	[	]%	[	]%
Lehman Brothers High Yield Corporate Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

Index: The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.69%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

58

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Mark Niland, CFA

•                             Managing Director of Hartford Investment Management

•                             Portfolio manager for the fund since September 2005

•                             Joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

James Serhant, CFA

•                             Senior Vice President and Senior Investment Analyst of Hartford Investment Management

•                             Portfolio manager for the fund since August 2006

•                             Joined Hartford Investment Management in 2005

•                          Prior to joining the firm, Mr. Serhant was Vice President and Senior Research Analyst at Delaware Investments (2001-2005), and Vice President and Senior Fixed Income Research Analyst at JP Morgan Securities, Inc. (1997-2000).

Nasri Toutoungi

•                             Managing Director of Hartford Investment Management

•                             Portfolio manager for the fund since September 2005

•                             Joined Hartford Investment Management in 2003

•                             Previously Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

59

HARTFORD INDEX HLS FUND

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

PRINCIPAL INVESTMENT STRATEGY. The fund uses the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the fund’s sub-adviser, Hartford Investment Management, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. Hartford Investment Management selects stocks for the fund’s portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor’s Corporation (“S&P”)(1) chooses the stocks to be included in the Index on a proprietary basis. The Index is float adjusted, meaning that each company’s number of shares in the Index represents the total shares available to investors. This index methodology excludes significant share positions that are closely held by other publicly traded companies, control groups, or government agencies. The weightings of stocks in the Index are based on each stock’s relative market value available in the public market, that is, its market price per share times the number of shares outstanding times its investable weight factor. Because of this weighting, as of December 31, 2007, [approximately 45 percent of the Index was composed of the forty largest companies, the five largest being Exxon Mobil Corporation, General Electric Company, Microsoft Corporation, Citigroup, Inc. and Bank of America Corporation.]

Hartford Investment Management does not attempt to “manage” the fund’s portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund’s portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund’s portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund’s ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the fund’s portfolio to the Index, to the maximum practicable extent.

The fund’s portfolio is broadly diversified by industry and company.

(1)                     “Standard & Poor’s”®, “S&P”®, “S&P 500”®, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on May 1, 1987, Class IB shares of the fund were not offered until November 9, 1999. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

60

Class IB total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 21.10% (4th quarter, 1998) and the lowest quarterly return was -17.43% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IB(1)	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

(1)                      Class IB shares commended on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.  You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.30%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses(1)	[	]%

(1)                      Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this fund.  Using the most recent fiscal year average net assets, the management fee decreased from 0.40% to 0.30%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses

61

would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Deane Gyllenhaal

•          Vice President of Hartford Investment Management

•          Portfolio manager for the fund since 2006

•          Joined Hartford Investment Management in 2006

•          Investment professional involved in portfolio management, research and product development since 1990

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

62

HARTFORD INTERNATIONAL GROWTH HLS FUND (formerly HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND)

INVESTMENT GOAL. The Hartford International Growth HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”) is researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers.   As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $326 million to $232 billion.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small or medium capitalization stocks.  If Wellington Management incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that Wellington Management had anticipated. An investment in the fund entails substantial market risk.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management’s investment strategy will influence performance significantly. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

63

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 24.90% (2ndquarter, 2003) and the lowest quarterly return was -20.02% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (April 30, 2001)
Class IB	[	]%	[	]%	[	]%
MSCI EAFE Growth Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

Index: The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (“MSCI EAFE Growth Index”) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance (excluding the U.S. and Canada) of growth securities with the MSCI EAFE Index. You cannot invest directly in an index.

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

64

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Andrew S. Offit, CPA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since its inception in 2001

•                             Joined Wellington Management as an investment professional in 1997

Jean-Marc Berteaux

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2001

•                             Joined Wellington Management as an investment professional in 2001

Matthew D. Hudson, CFA

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past three years

•                             Joined Wellington Management as an investment professional in 2005

•                             Investment professional with American Century Investment Management (2000-2005)

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

65

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale.  Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.  The fund seeks to invest in companies with underappreciated assets, improving return on capital and/or stocks that it believes are mis-priced by the market due to short-term issues.  This proprietary research takes into account each company’s long-term history as well as Wellington Management’s analysts’ forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics.  Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors.

The fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in mid and large capitalization companies, resulting in a portfolio with market capitalization characteristics similar to the Morgan Stanley Capital International All Country World ex US Index (“MSCI AC World ex US Index”). As of December 31, 2007, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $131 million and $354 billion. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management’s investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries do not perform as expected, or if Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on July 2, 1990, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

66

Class IB total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 22.11% (4th quarter, 1999) and the lowest quarterly return was -21.76% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IB(1)	[	]%	[	]%	[	]%
MSCI AC World ex US Index (reflects no deductions for fees or expenses)	[	]%	[	]%	[	]%

(1)                      Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: The MSCI AC World ex US Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U. S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.67%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses

67

would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Nicolas M. Choumenkovitch

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio Manager for the fund since 2006 and has been involved in portfolio management and securities analysis for the fund since 2000

•                             Joined Wellington Management as an investment professional in 1995

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

68

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford International Small Company HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small capitalization companies. The fund defines small capitalization companies as companies with a market capitalization within the range of the S&P/Citigroup Extended Market Euro-Pacific Index.  As of December 31, 2007, the range of market capitalizations of companies included in the S&P/Citigroup Extended Market Euro-Pacific Index was between approximately $[      ] million and $[         ] billion. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund’s investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm’s proprietary research, local brokers, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis.  The fund seeks candidates that exhibit some combination of:

•                             a well-articulated business plan,

•                             experienced management,

•                             a sustainable competitive advantage, and

•                             strong financial characteristics.

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

The fund may trade securities actively.

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management’s investment strategy will significantly influence the fund’s performance. If Wellington Management’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies. The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past

69

performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.59% (2nd quarter, 2003) and the lowest quarterly return was -17.76% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (April 30, 2001)
Class IB	[	]%	[	]%	[	]%
S&P/Citigroup Extended Market Euro-Pacific (EMI EPAC) Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

Index: The S&P/Citigroup Extended Market Euro-Pacific (EMI EPAC) Index is a global equity index comprised of the smallest 20% of each country’s market capitalization in the S&P/Citigroup Broad Market Global Index. (The S&P/Citigroup Broad Market Global Index captures all companies in developed and emerging markets with free float market capitalization of at least $100 million as of the annual index reconstitution.) All developed countries are included except the US and Canada. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.84%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you

70

would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Simon H. Thomas

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since 2006 and for clients of the firm for at least the past five years

•                             Joined the firm as an investment professional in 2002

Daniel Maguire, CFA

•                             Vice President and Equity Research Analyst of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past four years

•                             Joined the firm as an investment professional in 2004

•                             Investment professional at Insight Investment Management in the UK (2003-2004)

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

71

HARTFORD LARGECAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford LargeCap Growth HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in stocks that the fund’s sub-adviser believes have superior return potential.

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of large capitalization companies. The fund defines large capitalization companies as companies with market capitalizations within the collective range of the Russell 1000 and S&P 500 Indices. As of December 31, 2007, the market capitalization of companies included in these indices ranged from approximately $458 million to $512 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations. The fund may trade securities actively.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s stock selection strategy doesn’t perform as expected, the fund could underperform its peers or lose money. In addition, if the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund’s performance when it was managed by a previous investment adviser.

Hartford Investment Management became the fund’s sub-adviser effective November 13, 2006 and measures the fund’s performance against the Russell 1000 Growth Index. Performance information represents the performance of T.Rowe Price, the fund’s prior investment sub-adviser.

72

Class IB total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 24.30% (4th  quarter, 1998) and the lowest quarterly return was -17.06% (1st quarter, 2001).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IB (1)	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%
Russell 1000 Growth Index (reflects no deduction for fees, expenses and taxes)	[	]%	[	]%	[	]%

(1)        Class IB shares commenced on May 1, 2007. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Indices: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The fund has changed its benchmark from the S&P 500 Index to the Russell 1000 Growth Index because the fund’s investment manager believes that the Russell 1000 Growth Index is better suited to the fund’s investment strategy.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses(1)	[	]%

73

(1)        Effective November 13, 2006, HL Advisors has permanently reduced its management fee schedule for this fund.  Using the most recent fiscal year average net assets, the management fee decreased from 0.83% to 0.65%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Hugh Whelan

•          Managing Director of Hartford Investment Management

•          Portfolio manager of the fund since May 2006

•                             Joined Hartford Investment Management in 2005

•          From 2001 until joining Hartford Investment Management Mr. Whelan was an investment professional at ING

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

74

HARTFORD MIDCAP HLS FUND

As of August 16, 2004, except for shares representing reinvested capital gains distributions and income dividends, the fund no longer offers or sells Class IB shares to qualified retirement plans (“Plans”) or to separate accounts of insurance companies (“Separate Accounts”), except as follows: (1) to Separate Accounts through which group variable annuity contracts or funding agreements are issued to certain qualified retirement plans and certain state or municipal employee benefit plans in connection with such contracts issued before that date that offer the fund as an investment option, (2) to Separate Accounts through which individual or “corporate-owned” variable life insurance contracts are issued in connection with such contracts issued before that date that offer the fund as an investment option, (3) to Separate Accounts through which individual variable annuity contracts are issued in connection with such contracts issued before August 16, 2004 that offer the fund as an investment option, solely to facilitate certain systematic investment programs or asset allocation programs in which owners of variable annuity contracts enrolled prior to that date, and (4) directly to certain Plans and certain state or municipal employee benefit plans that included The Hartford MidCap Fund or The Hartford MidCap HLS Fund as an investment option prior to August 16, 2004 and that offer the fund as an investment option.

The fund continues to pay 12b-1 fees pursuant to its Distribution Plan. These fees are paid for ongoing shareholder services in connection with past sales.

INVESTMENT GOAL. The Hartford MidCap HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2007, this range was between approximately $446 million and $42 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a “bottom up” investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management serves as the fund’s investment sub-adviser. Wellington Management’s investment strategy will influence performance significantly. If Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on July 14, 1997, it did not offer Class IB shares of the fund until November 9, 1999. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

75

Class IB total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 30.40% (4th quarter, 1999) and the lowest quarterly return was -18.58% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IB(1)	[	]%	[	]%	[	]%
S&P 400 MidCap Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%(2)

(1)        Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

(2)        Return is from 6/30/1997 – 12/31/2007.

Index: The S&P 400 MidCap Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.66%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses

76

would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Phillip H. Perelmuter

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since its inception in 1997

•                             Joined Wellington Management as an investment professional in 1995

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

77

HARTFORD MIDCAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford MidCap Growth HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $538 million to $42 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business,  its valuation, investors’ response to the company and the company’s management behavior and earnings quality.  The fundamentals used may vary by industry sector.  Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

MAIN RISKS.  As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Hartford Investment Management’s investment strategy will influence performance significantly. If Hartford Investment Management’s stock selection strategy doesn’t perform as expected, the fund could underperform its peers or lose money. In addition, if Hartford Investment Management incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. Hartford Investment Management became a sub-adviser effective on or about December 4, 2006. Performance information represents performance of previous sub-advisers.

Part of the performance of the fund is due to purchases of securities sold in Initial Public Offerings (“IPOs”) that materially affected the performance of the fund.  The effect of IPOs on the fund’s performance depends on a variety of factors including the number of IPOs that the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund.  Although the fund may purchases IPOs, not all such purchases may materially affect performance.  There is no guarantee that the fund’s investments in IPOs, if any, will continue to have a similar impact on the fund’s performance.

78

Class IB total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 16.62% (4th quarter, 2001) and the lowest quarterly return was -16.20% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (May 1, 1998)
Class IB (1)	[	]%	[	]%	[	]%
S&P 400 MidCap Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%(2)
Russell MidCap Growth Index (reflects no deduction for fees, expenses and taxes)	[	]%	[	]%	[	]%(2)

(1)        Class IB shares commenced on May 1, 2007. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

(2)        Return is from 4/30/1998 – 12/31/2007.

Indices: The S&P 400 MidCap Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity markets.

The Russell MidCap Growth Index is an unmanaged index measuring the performance of the mid-cap growth segment of the U.S. equity universe.

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

79

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Hugh Whelan

•          Executive Vice President of Hartford Investment Management

•          Portfolio manager for the fund since April 2007

•          Joined Hartford Investment Management in 2005

•          From 2001 until joining Hartford Investment Management, Mr. Whelan was an investment professional at ING

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

80

HARTFORD MIDCAP VALUE HLS FUND

As of August 16, 2004, except for shares representing reinvested capital gains distributions and income dividends, the fund no longer offers or sells Class IB shares to Plans or to Separate Accounts, except as follows: (1) to Separate Accounts through which individual variable life insurance contracts are issued in connection with such contracts issued before that date that offer the fund as an investment option, (2) to Separate Accounts through which individual variable annuity contracts are issued in connection with such contracts issued before August 16, 2004 that offer the fund as an investment option, solely to facilitate certain systematic investment programs in which owners of variable annuity contracts enrolled prior to that date, and (3) directly to certain Plans and certain state or municipal employee benefit plans to which shares were issued before August 16, 2004 and that offer the fund as an investment option.

The fund continues to pay 12b-1 fees pursuant to its Distribution Plan. These fees are paid for ongoing shareholder services in connection with past sales.

INVESTMENT GOAL. The Hartford MidCap Value HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2007, this range was between approximately $446 million and $42 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund’s investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund’s investment approach. A stock’s value is evaluated on three primary criteria: its issuer’s earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers, in Wellington Management’s opinion, have the most compelling blend of the following attributes:

•                             attractive valuation,

•                             a strong management team, and

•                             strong industry position.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a “contrarian” approach to evaluating issuers.

Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management’s investment strategy will significantly influence the fund’s performance. If Wellington Management’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

81

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 20.66% (2nd quarter, 2003) and the lowest quarterly return was -20.16% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (April 30, 2001)
Class IB	[	]%	[	]%	[	]%
Russell 2500 Value Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

Index: The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses

82

would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

James N. Mordy

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since its inception in 2001

•                             Joined Wellington Management as an investment professional in 1985

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

83

HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Hartford Investment Management. Money market instruments include (1) banker’s acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund’s securities.

Credit risk refers to the risk that a security’s credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund’s securities.

Income risk is the potential for a decline in the fund’s income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund’s investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund’s share price could fall below $1.00, which would make your shares worth less than what you paid for them.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on June 30, 1980, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

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Class IB total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 1.52% (4th quarter, 2000) and the lowest quarterly return was 0.09% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IB(1)	[	]%	[	]%	[	]%
60-Day Treasury Bill Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

(1)	Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-800-862-6668 for the fund’s most recent current and effective yield information.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees (1)	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses(1)	[	]%

(1)                  Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2008.  While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.68%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you

85

would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Robert Crusha

•                             Vice President of Hartford Investment Management

•                             Portfolio manager of the fund since 2002

•                             Joined Hartford Investment Management in 1993

•                             Investment professional involved in trading and portfolio management since 1995

Adam Tonkinson

•                             Assistant Vice President of Hartford Investment Management

•                             Portfolio manager of the fund since March 2007 and Assistant portfolio manager of the fund since 2004

•                             Joined Hartford Investment Management in 2001

•                             Investment professional involved in securities analysis since 2001 and securities trading since 2002

•                             Prior to joining Hartford Investment Management, attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

86

HARTFORD MORTGAGE SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of its assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations, or (ii) rated “A” or better by Moody’s or S&P or, if not rated, which are of equivalent investment quality as determined by Hartford Investment Management. These U.S. Government agencies, instrumentalities or sponsored corporations may include the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when Hartford Investment Management deems such investments to be consistent with the fund’s investment objective; however, no such investments are made in excess of 20% of the fund’s total assets. Such investments are considered mortgage-related securities for purposes of the investment strategy that the fund invest at least 80% of its assets in mortgage-related securities.

In addition, the fund may invest in mortgage-related securities known as collateralized mortgage obligations, including residential and commercial mortgage-backed securities which are issued by governmental agencies or private entities.

The fund may also purchase asset-backed securities. The fund may trade securities actively.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, prepayment risk, and manager risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates, the fund may have to invest a portion of its assets at lower rates.

Hartford Investment Management’s investment strategy significantly influences the fund’s performance. Mortgage securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other categories. Similarly, if the manager’s selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on January 1, 1985, it did not offer Class IB shares until November 9, 1999. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

87

Class IB total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 3.78% (3rd quarter, 2001) and the lowest quarterly return was -1.38% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IB(1)	[	]%	[	]%	[	]%
Lehman Mortgage- Backed Securities Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

(1)	Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: Lehman Mortgage-Backed Securities Index is an index of mortgage backed pass-through securities of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

88

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Christopher Hanlon

•                                          Senior Vice President of Hartford Investment Management

•                                          Portfolio manager for the fund since 2004

•                                          Joined Hartford Investment Management in 1988 and has served as a portfolio manager since 1994

Russell M. Regenauer

•                                          Senior Vice President of Hartford Investment Management

•                                          Portfolio manager for the fund since 2003

•                                          Joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

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HARTFORD SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford Small Company HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2007, this range was between approximately $27 million and $6 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HL Advisors. As the investment manager, HL Advisors is responsible for the management of the fund and supervision of the fund’s investment sub-advisers. HL Advisors has selected two different asset managers for the day-to-day portfolio management of the fund: Hartford Investment Management and Wellington Management.  Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for capital appreciation. Wellington Management selects securities of companies that, in its opinion:

•                                          have potential for above-average earnings growth,

•                                          are undervalued in relation to their investment potential,

•                                          have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

•                                          are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-advisers’ investment strategies will influence performance significantly. If a sub-adviser’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The interplay of the various strategies employed by the fund’s multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund’s realization of capital gains.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 9, 1996, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is

90

not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Part of the performance of the fund is due to purchases of securities sold in Initial Public Offerings (“IPOs”) that materially affected the performance of the fund.  The effect of IPOs on the fund’s performance depends on a variety of factors including the number of IPOs that the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund.  Although the fund may purchases IPOs, not all such purchases may materially affect performance.  There is no guarantee that the fund’s investments in IPOs, if any, will continue to have a similar impact on the fund’s performance.

Class IB total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 35.87% (4th quarter, 1999) and the lowest quarterly return was -23.62% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IB(1)	[	]%	[	]%	[	]%
Russell 2000 Growth Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

(1)	Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

91

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISERS

Hartford Investment Management

Wellington Management

PORTFOLIO MANAGEMENT

Hartford Investment Management

Hugh Whelan

•                                          Executive Vice President of Hartford Investment Management

•                                          Portfolio manager of the fund since April 2007

•                                          Joined Hartford Investment Management in 2005

•                                          From 2001 until joining Hartford Investment Management, Mr. Whelan was an investment professional at ING

Wellington Management

Steven C. Angeli, CFA

•                                          Senior Vice President and Equity Portfolio Manager of Wellington Management

•                                          Portfolio manager for the fund since 2000

•                                          Joined Wellington Management as an investment professional in 1994

Stephen Mortimer

•                                          Vice President and Equity Portfolio Manager of Wellington Management

•                                          Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years

•                                          Joined Wellington Management as an investment professional in 2001

Mario E. Abularach, CFA, CMT

•                                          Vice President and Equity Research Analyst of Wellington Management

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•                                          Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years

•                                          Joined Wellington Management as an investment professional in 2001

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

93

HARTFORD SMALLCAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford SmallCap Growth HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that the fund’s sub-adviser believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2007, this range was between approximately $27 million and $6 billion. The fund’s portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HL Investment Advisors. As the investment manager, HL Investment Advisors is responsible for the management of the fund and supervision of the fund’s investment sub-advisers. HL Investment Advisors has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

In managing its portion of the fund, Wellington Management employs what is often called a “bottom-up” approach to select specific securities from a variety of industries. However, in constructing the portfolio, Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund’s market benchmark as an unintended consequence of bottom-up stock picking. The portion of the fund managed by Wellington Management invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management’s Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management combines its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive value and momentum measures. Value factors compare securities within sectors based on measures such as valuations, earnings quality and balance sheet strength. Momentum focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

Hartford Investment Management seeks to achieve the fund’s goal of maximizing short- and long-term capital appreciation through investing primarily in small capitalization companies and using a bottom-up approach. Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company, and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If a sub-adviser  incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-adviser’s investment strategy will influence performance significantly. If a sub-adviser’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on the sub-adviser’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The investment styles employed by the fund’s sub-advisers may not be complementary. The interplay of the various strategies employed by the fund’s multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be

94

beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund’s realization of capital gains.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on May 2, 1994, it did not offer Class IB shares until May 1, 2002. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund’s performance for periods prior to the addition of Hartford Investment Management as sub-adviser to the fund in November 2006.

Class IB total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 60.62% (4th quarter, 1999) and the lowest quarterly return was -29.21% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IB(1)	[	]%	[	]%	[	]%
Russell 2000 Growth Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

(1)

Class IB shares commenced operations on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

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ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.61%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISERS

Hartford Investment Management

Wellington Management

PORTFOLIO MANAGEMENT

Hartford Investment Management

Hugh Whelan

•                                          Executive Vice President of Hartford Investment Management

•                                          Portfolio manager of the fund since November 2006

•                                          Joined Hartford Investment Management in 2005

•                                          From 2001 until joining Hartford Investment Management Mr. Whelan was an investment professional at ING

Wellington Management

David J. Elliott, CFA

•                                          Vice President and Equity Portfolio Manager of Wellington Management

•                                          Portfolio manager for the fund since 2001

•                                          Joined Wellington Management in 1995 and has been an investment professional since 1999

Doris T. Dwyer

•                                          Vice President and Equity Portfolio Manager of Wellington Management

•                                          Involved in portfolio management and securities analysis for the fund since 2001

•                                          Joined Wellington Management as an investment professional in 1998

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The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

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HARTFORD SMALLCAP VALUE HLS FUND

INVESTMENT GOAL. The Hartford SmallCap Value HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in value-style stocks of small capitalization companies. Under normal circumstances, the fund pursues its objective by investing at least 80% of its assets in common stocks of small companies, focusing on those companies whose stock prices are believed to be undervalued. Small companies are those whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index ($[   ] billion as of December 31, 2007). This average is updated monthly. In certain unusual circumstances, the fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The fund’s securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers who adhere to distinct investment styles intended to complement one another. The investment manager to the fund is HL Advisors. As the investment manager, HL Advisors is responsible for the management of the fund and supervision of the fund’s investment sub-advisers. HL Advisors has selected three different asset managers for the day-to-day portfolio management of the fund: Kayne Anderson Rudnick Investment Management, LLC, Metropolitan West Capital Management, LLC and SSgA Funds Management, Inc. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.

Kayne Anderson Rudnick Investment Management, LLC’s (“KAR”) investment philosophy is that strong risk-adjusted returns can be achieved through investment in high quality companies purchased at reasonable prices. KAR utilizes a disciplined, bottom up, fundamental approach to identify companies with rising free cash flow, high reinvestment rate, and strong financial characteristics. The major guideline that drives KAR’s portfolio construction process is quality. KAR defines quality as a company that has market dominance with sustainable competitive advantages, a strong management team that has a strategic vision and a strong shareholder orientation, financial strength, and consistent growth.

Metropolitan West Capital Management, LLC (“MetWest Capital”) believes a team of highly experienced investors who (1) research high-quality businesses from an objective perspective, (2) invest in small cap companies selling below fair value and (3) identify clear catalysts to help realize full value within a defined time frame will produce superior long-term returns for their clients with lower-than-market risk. MetWest Capital’s approach is driven by fundamental research and utilizes a long-term focus that takes advantage of opportunities presented by short-term anomalies in high-quality businesses. MetWest Capital concentrates on selecting unique individual investments utilizing a low-risk, value-oriented methodology. MetWest Capital requires the existence of one or more factors, or catalysts, that they consider an impetus for change at the companies in which they invest. In other words, MetWest Capital determines why an undervalued security is accorded a discount by other investors and what will change to eliminate that discount over their investment horizon (typically two to three years).

SSgA Funds Management, Inc.’s (“SSgA FM”) enhanced small cap value strategy is designed to draw on elements of passive and active investing to create a portfolio with similar characteristics to the Russell 2000 Value Index, but that also has the potential to provide excess returns. SSgA adheres to a quantitatively driven investment process through the usage of a multi factor model that assigns a ranking to each stock based on growth, valuation, and sentiment characteristics. The research process seeks to pinpoint stocks that are undervalued by the market, but possess superior earnings growth potential. The sentiment component helps determine whether or not it is a good time to purchase or hold a security based on the conviction of the marketplace. Risk controls seek to ensure that the strategy does not have a style or size bias relative to the Russell 2000 Value Index.

MAIN RISKS.  As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Equity securities of small companies may be more risky than equity securities of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Small company equity securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of equity securities.  Such equity securities may also pose greater liquidity risks. Additionally, overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-advisers’ investment strategies will influence performance significantly. If a sub-adviser’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The investment styles employed by the fund’s sub-advisers may not be complementary. The interplay of the various strategies employed by the fund’s multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be

98

beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund’s realization of capital gains.

The fund’s investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of the fund should adverse economic developments occur in one of those sectors. In addition, the fund may invest in certain securities with unique risks, such as special situations. Special situations are companies about to undergo a structural, financial or management change, which may significantly affect the value of their securities.

PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on May 1, 1998, it did not offer Class IB shares of the fund until July 1, 2003. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund’s performance when it was managed by different investment advisers.

Class IB total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 24.84%% (4th quarter 2001) and the lowest quarterly return was -23.36% (3rd quarter 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (May 1, 1998)
Class IB(1)	[	]%	[	]%	[	]%
Russell 2000 Value Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%(2)

(1)

Class IB shares commenced operations on July 1, 2003. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

(2)	Return is from 4/30/1998 – 12/31/2007.

Index: The Russell 2000 Value Index is an unmanaged index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or

99

by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.87%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE.  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISERS

KAR, MetWest Capital and SSgA FM

PORTFOLIO MANAGEMENT

KAR

Robert A. Schwarzkopf, CFA

•          Managing Director of Small Cap Equity and Portfolio Manager of KAR

•          Portfolio manager for the fund since March 2006

•          Joined KAR in 1991 and has been involved in the management of other small- and mid-cap strategies for the firm

Sandi L. Gleason, CFA

•          Portfolio Manager of KAR

•          Portfolio manager for the fund since March 2006

•          Joined KAR in 1993 and has been involved in the management of other small- and mid-cap strategies for the firm

MetWest Capital

Gary W. Lisenbee

•          President of MetWest Capital since co-founding the firm in 1997

•          Portfolio manager for the fund since March 2006

•          Investment professional involved in portfolio management and research analysis since 1973

100

Samir Sikka

•          Portfolio manager for the fund since February 2007 and research analyst of the fund since July 2006

•          Investment professional involved in portfolio management and research analysis since 1997

SSgA FM

Ric Thomas, CFA

•                             Principal of SSgA FM and Department Head of the U.S. Enhanced Equity Group

•                             Portfolio manager for the fund since March 2006

•                             Prior to joining SSgA in 1998, Mr. Thomas was a quantitative analyst on the portfolio construction team at Putnam Investments.

Chuck Martin, CFA

•                             Principal of SSgA FM and a portfolio manager in the Global Enhanced Equity Group

•                             Portfolio manager for the fund since March 2006

•                             Prior to joining SSgA in 2001, Mr. Martin was an Equity Analyst at SunTrust Equitable Securities (1999-2001)

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

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HARTFORD STOCK HLS FUND

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund’s assets in the common stocks of high quality companies. The fund’s diversified portfolio of equity securities are evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies that, in Wellington Management’s opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $708 million to $512 billion.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.  Following a value orientation towards investing entails special risks.  Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Similarly, if Wellington Management’s stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 31, 1977, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

102

Class IB total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 22.12% (4th quarter, 1998) and the lowest quarterly return was -17.35% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IB(1)	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

(1)	Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.46%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

103

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Steven T. Irons, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Portfolio manager for the fund since 2005 and for clients of the firm for at least the past five years

•                             Joined Wellington Management as an investment professional in 1993

Peter I. Higgins, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis of the fund since 2005 and for clients of the firm for the past three years

•                             Joined Wellington Management as an investment professional in 2005

•                             Investment professional at The Boston Asset Company from 1988 to 2005

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

104

HARTFORD TOTAL RETURN BOND HLS FUND

INVESTMENT GOAL. The Hartford Total Return Bond HLS Fund seeks a competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

The fund normally invests at least 70% of its total assets in investment grade debt securities. The fund may invest up to 20% of its portfolio in securities rated below investment grade. Any security rated “Ba” by Moody’s or “BB” by S&P or lower, or securities which, if unrated, are determined by Hartford Investment Management, to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as “high yield-high risk” or “junk bonds.” The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund’s portfolio. The fund may utilize derivatives to manage portfolio risk or for other investment purposes.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, (i.e., up to one year), common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company’s business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

MAIN RISKS. The major factors affecting the fund’s performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund’s income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will “call” — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other  investment purposes, depends on the sub-adviser’s ability to forecast correctly the direction of market movements. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

105

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 31, 1977, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 4.15% (4th quarter, 2002) and the lowest quarterly return was -2.29% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IB(1)	[	]	[	]	[	]
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	[	]	[	]	[	]

(1)	Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

106

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.46%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Nasri Toutoungi

•          Managing Director of Hartford Investment Management

•          Portfolio manager of the fund since 2003

•          Joined Hartford Investment Management in 2003

•                             Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

107

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

INVESTMENT GOAL.  The Hartford U.S. Government Securities HLS Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. The fund tends to focus on maintaining a bond portfolio with a weighted average life of between five and fifteen years. The weighted average life of a security denotes the weighted average time to receipt of principal.

The fund may trade securities actively.

MAIN RISKS. The major factors affecting this fund’s performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security’s credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund’s securities.

The fund is subject to income risk, which is the potential for a decline in the fund’s income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will “call” — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund’s mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund’s income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund’s mortgage- and asset-backed securities.

Entities such as Freddie Mac, Fannie Mae and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and the mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government. Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Pass-through securities issued by Fannie Mae and most of those issued by Freddie Mac are guaranteed as to timely payment of principal and interest by Fannie Mae or Freddie Mac, respectively, but are not backed by the full faith and credit of the U.S. Government. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

The fund may trade securities very actively, which could increase its transaction costs (thus affecting performance).

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 24, 1987, it did not offer Class IB shares until May 1, 2002. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund’s performance when it was managed by a previous investment adviser.

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Class IB total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 5.16% (3rd quarter, 2002) and the lowest quarterly return was 2.25% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years
Class IB(1)	[	]%	[	]%	[	]
Lehman Brothers Intermediate Government Bond Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]

(1)       Class IB shares commenced operations on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of government bonds with maturities of between one and ten years. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses

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would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Christopher Hanlon

•          Senior Vice President of Hartford Investment Management

•          Portfolio manager of the fund since 2004

•          Joined Hartford Investment Management in 1988 and has served as a portfolio manager since 1994.

Russell M. Regenauer

•          Senior Vice President of Hartford Investment Management

•          Assistant portfolio manager of the fund since 2002

•                             Joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

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HARTFORD VALUE HLS FUND

INVESTMENT GOAL. The Hartford Value HLS Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $2 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund employs what is often called a “bottom-up” approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The approach focuses on companies with market capitalizations generally above $2 billion that have below-average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund’s focus on companies with market capitalizations above $2 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a “contrarian” approach to evaluating issuers. Overlooked, or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management’s investment strategy will significantly influence the fund’s performance. If Wellington Management’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund’s success in achieving its goal is highly dependent on Wellington Management’s successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

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Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.45% (2nd quarter, 2003) and the lowest quarterly return was -19.74% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		Since Inception (April 30, 2001)
Class IB	[	]	[	]	[	]
Russell 1000 Value Index (reflects no deduction for fees or expenses)	[	]	[	]	[	]

Index: The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.81%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses

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would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

John R. Ryan, CFA

•          Senior Vice President and Equity Portfolio Manager of Wellington Management

•          Portfolio manager for the fund since its inception in 2001

•          Joined Wellington Management as an investment professional in 1981

Karen H. Grimes, CFA

•                  Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                  Joined Wellington Management as an investment professional in 1995

W. Michael Reckmeyer, III, CFA

•                  Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•                  Joined Wellington Management as an investment professional in 1994

Ian R. Link, CFA

•                  Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for the past two years

•                  Joined Wellington Management as an investment professional in 2006

•                  Investment professional at Deutsche Asset Management in New York from 2004 to 2006

•                  Investment professional at Franklin/Templeton from 1989 to 2003

It is anticipated that after June 30, 2008, John Ryan will no longer manage assets for the Hartford HLS Funds.  It is expected that Ms. Grimes will succeed Mr. Ryan as portfolio manager of the Hartford Value HLS Fund.

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

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HARTFORD VALUE OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Value Opportunities HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund’s investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach uses extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund’s investment approach. A stock is evaluated on three primary criteria: its price-to-earnings ratio, the issuer’s earnings power, and growth potential. Stocks are selected whose issuers, in Wellington Management’s opinion, have the most compelling blend of the following attributes:

•          attractive valuation,

•          a strong management team, and

•          strong industry position.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management’s investment strategy will significantly influence the fund’s performance. If Wellington Management’s strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Although the fund commenced operations on May 1, 1996, it did not offer Class IB shares until May 1, 2002. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund’s performance when it was managed by a previous investment adviser.

114

Class IB total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 21.97% (2nd  quarter, 2003) and the lowest quarterly return was -18.37% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/2007

	1 year		5 years		10 years)
Class IB(1)	[	]%	[	]%	[	]%
Russell 3000 Value Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	[	]%	[	]%	[	]%

(1)       Class IB shares commenced operations on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Indices: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS IB
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	[	]%
Total operating expenses	[	]%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at

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the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (with or without redemption)	CLASS IB
Year 1	$	[	]
Year 3	$	[	]
Year 5	$	[	]
Year 10	$	[	]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

This fund has been managed by a team specializing in all-cap value investing since 2001. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors are made collectively by the team.

David R. Fassnacht, CFA

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2001

•                             Joined Wellington Management as an investment professional in 1991

James N. Mordy

•                             Senior Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2001

•                             Joined Wellington Management as an investment professional in 1985

David W. Palmer, CFA

•                             Vice President and Equity Portfolio Manager of Wellington Management

•                             Involved in portfolio management and securities analysis for the fund since 2003

•                             Joined Wellington Management as an investment professional in 1998

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Investment Risks Generally

Many factors affect each fund’s performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock’s price (market risk), or the risk that the price of a particular issuer’s stock may decline due to its financial results (financial risk). All funds, except for Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Advisers HLS Fund, Global Advisers HLS Fund, High Yield HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund may invest in debt securities as part of their principal investment strategy. As described below, an investment in certain of the funds entails special additional risks.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, as part of its principal investment strategy, each fund (other than Money Market HLS Fund, which invests in high-quality money market securities at all times as its principal investment strategy) may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Use of Options, Futures and Other Derivatives

Each fund (other than Money Market HLS Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices.  These techniques, which are incidental to each fund’s primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instrument.

These techniques are also used to manage risk by hedging a fund’s portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund’s performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

The use of derivatives is a principal investment strategy for Global Advisers HLS Fund and Total Return Bond HLS Fund only.

Foreign Investments

Except as noted below, each fund may invest in securities and loans of foreign issuers and borrowers and non-dollar securities as part of their principal investment strategy. Money Market HLS Fund may invest in securities of foreign issuers or borrowers, but not in non-dollar securities and loans, as part of its principal investment strategy. Index HLS Fund may invest in securities of foreign issuers or borrowers, but not in non-dollar securities and not as part of its principal investment strategy. Mortgage Securities HLS Fund may hold foreign investments, but not as part of its principal investment strategy. SmallCap Value HLS Fund may invest in securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans, but not as part of its principal investment strategy.  U.S. Government Securities HLS Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

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Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

Capital Appreciation HLS Fund, Global Communications HLS Fund, Global Equity HLS Fund, International Growth HLS Fund, International Opportunities HLS Fund and International Small Company HLS Fund may invest in emerging markets as part of their principal investment strategy. Each other fund, except Money Market HLS Fund and U.S. Government Securities HLS Fund, may invest in emerging markets, but not as a part of their principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

Global Communications HLS Fund, Global Equity HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, Growth Opportunities HLS Fund, International Small Company HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund and Value Opportunities HLS Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Each other fund, except Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Other Investment Companies

Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (“HOLDRs”), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment

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companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund’s investments in investment companies may include various exchange-traded funds (“ETFs”), subject to the fund’s investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

•                             “SPDRs” (S&P’s Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index’s underlying investment portfolio, less any trust expenses.

•                             “Qubes” (QQQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•                             “iShares,” which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indices.

•                             “HOLDRs” (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund’s investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund’s total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund’s total assets would be invested in any one such investment company.

About Each Fund’s Investment Goal

Each fund’s investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The following funds may have relatively high portfolio turnover:

•   Fundamental Growth HLS Fund

•   Global Advisers HLS Fund

•   Global Equity HLS Fund

•   Global Growth HLS Fund

•   Global Technology HLS Fund

•   Growth Opportunities HLS Fund

•   High Yield HLS Fund

•   International Growth HLS Fund

•   International Opportunities HLS Fund

•   International Small Company HLS Fund

•   MidCap Growth HLS Fund

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•   Mortgage Securities HLS Fund

•   Small Company HLS Fund

•   SmallCap Growth HLS Fund

•   SmallCap Value HLS Fund

•   Total Return Bond HLS Fund

•   U.S. Government Securities HLS Fund

The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund, and therefore could adversely affect the fund’s performance. The funds are not managed to achieve a particular tax result for shareholders.

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer’s or borrower’s economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Investment Policies

Disciplined Equity HLS Fund, Equity Income HLS Fund, Global Communications HLS Fund, Global Equity HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, High Yield HLS Fund, International Small Company HLS Fund, LargeCap Growth HLS Fund, MidCap HLS Fund, MidCap Growth HLS Fund, MidCap Value HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund, Stock HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name as set forth in the fund’s Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or  otherwise, the fund’s future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the fund’s outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund’s board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds’ Combined Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete month-end portfolio holdings on the funds’ website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds’ website no earlier than 15 days after the end of each month (i) the ten issuers that together constitute the largest portion of each fund’s assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund’s largest ten holdings (in the case of other funds). A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available (i) in the funds’ SAI; and (ii) on the funds’ website.

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MANAGEMENT OF THE FUNDS

The Investment Manager

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to each fund. As investment manager, HL Advisors is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with approximately $426.8 billion in assets under management as of December 31, 2007. HL Advisors had approximately $64.3 billion in assets under management as of December 31, 2007.  HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the SEC under which they use a “Manager of Managers” structure. HL Advisors has responsibility, subject to oversight by the Board of Directors to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HL Advisors to appoint new sub-advisers, not affiliated with HL Advisors, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive information about the new sub-advisory relationship.

The Investment Sub-Advisers

High Yield HLS Fund, Index HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund. Hartford Investment Management Company (“Hartford Investment Management”) is the investment sub-adviser to High Yield HLS Fund, Index HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2007, Hartford Investment Management had investment management authority over approximately $148.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Advisers HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Equity Income HLS Fund, Fundamental Growth HLS Fund, Global Advisers HLS Fund, Global Communications HLS Fund, Global Equity HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Growth HLS Fund, Global Technology HLS Fund, Growth HLS Fund, Growth Opportunities HLS Fund, International Growth HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Stock HLS Fund, Value HLS Fund and Value Opportunities HLS Fund. Wellington Management Company, LLP (“Wellington Management”) is the sub-adviser to Advisers HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Equity Income HLS Fund, Fundamental Growth HLS Fund, Global Advisers HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Growth HLS Fund, Global Technology HLS Fund, Growth HLS Fund, Growth Opportunities HLS Fund, International Growth HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Stock HLS Fund, Value HLS Fund and Value Opportunities HLS Fund. Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2007, Wellington Management had investment management authority with respect to approximately $588 billion in assets.

Small Company HLS Fund and SmallCap Growth HLS Fund. Hartford Investment Management and Wellington Management are the investment sub-advisers to Small Company HLS Fund and SmallCap Growth HLS Fund.

Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2007, Hartford Investment Management had investment management authority over approximately $148.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2007, Wellington Management had investment management authority with respect to approximately $588 billion in assets.

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SmallCap Value HLS Fund.  Kayne Anderson Rudnick Investment Management, LLC (“KAR”), Metropolitan West Capital Management, LLC (“MetWest Capital”) and SSgA Funds Management, Inc. (“SSgA FM”) are the investment sub-advisers to SmallCap Value HLS Fund.

KAR is a registered investment adviser based in Los Angeles, California.  The firm manages a range of portfolios for its clients using a common disciplined, high-quality investment philosophy.  As of December 31, 2007, KAR had approximately $5.4 billion in assets under management.  KAR is principally located at 1800 Avenue of the Stars, Los Angeles, California 90067.

MetWest Capital oversees and manages investment portfolios for institutional and individual clients throughout the United States and abroad.  MetWest Capital specializes in domestic value equity (large cap and small cap), international core value equity and balanced portfolios.  As of December 31, 2007, MetWest Capital had investment management authority over approximately $9.9 billion in assets under management.  MetWest Capital is principally located at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660.

SSgA FM is registered with the SEC as an investment adviser under the 1940 Act and is a wholly owned subsidiary of State Street Corporation, a publicly held banking company. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. As of December 31, 2007, SSgA FM managed approximately $144.1 billion in assets, and SSgA managed approximately $1.9 trillion in assets. SSgA FM is principally located at State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions.  To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), the sub-advisers, including Hartford Investment Management, may obtain “soft dollar” benefits in connection with the execution of transactions for the funds.  Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act).  Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services.  These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds.  These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research.  For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Management Fees

Growth Opportunities HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each pays a monthly management fee to HL Advisors for investment advisory and certain administrative services.  Each other fund pays a monthly management fee to HL Advisors and an administrative fee to Hartford Life (these management and administration fees are aggregated for purposes of presentation in the table below).  These fees are based on a stated percentage of the fund’s average daily net asset value as follows:

Global Equity HLS Fund

Average Daily Net Assets	Annual Rate
First $500 Million	0.950%
Next $500 Million	0.900%
Amount over $1 Billion	0.850%

SmallCap Value HLS Fund

Average Daily Net Assets	Annual Rate
First $50 Million	0.900%
Amount over $50 Million	0.850%

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Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, International Growth HLS Fund and International Small Company HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.850%
Next $250 Million	0.800%
Amount over $500 Million	0.750%

Equity Income HLS Fund, Growth HLS Fund, MidCap Value HLS Fund and Value HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.825%
Next $250 Million	0.775%
Next $500 Million	0.725%
Amount over $1 Billion	0.675%

Fundamental Growth HLS Fund(1)

Average Daily Net Assets	Annual Rate
First $250 Million	0.800%
Next $250 Million	0.750%
Amount over $500 Million	0.700%

(1)       Effective March 30, 2007, HL Advisors has permanently reduced its management fee schedule for this fund.

MidCap Growth HLS Fund

Average Daily Net Assets	Annual Rate
First $500 Million	0.800%
Next $500 Million	0.750%
Amount over $1 Billion	0.700%

Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Advisers HLS Fund, Global Growth HLS Fund, International Opportunities HLS Fund and MidCap HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Amount over $1 Billion	0.625%

High Yield HLS Fund

Average Daily Net Assets	Annual Rate
First $500 Million	0.700%
Next $500 Million	0.675%
Next $4 Billion	0.625%
Next $5 Billion	0.605%
Amount over $10 Billion	0.595%

Small Company HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Next $500 Million	0.600%
Amount over $1.5 Billion	0.550%

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Growth Opportunities HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund

Average Daily Net Assets	Annual Rate
First $100 Million	0.700%
Amount over $100 Million	0.600%

Advisers HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.680%
Next $250 Million	0.655%
Next $500 Million	0.645%
Amount over $1 Billion	0.595%

LargeCap Growth HLS Fund(2)

Average Daily Net Assets	Annual Rate
First $500 Million	0.650%
Next $500 Million	0.600%
Amount over $1 Billion	0.550%

(2)                     Effective November 13, 2006, HL Advisors has permanently reduced its management fee schedule for this fund.

Stock HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.525%
Next $250 Million	0.500%
Next $500 Million	0.475%
Amount over $1 Billion	0.450%

Total Return Bond HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.525%
Next $250 Million	0.500%
Next $500 Million	0.475%
Next $4 Billion	0.450%
Next $5 Billion	0.430%
Amount over $10 Billion	0.420%

U.S. Government Securities HLS Fund

Average Daily Net Assets	Annual Rate
First $50 Million	0.500%
Next $4.95 Billion	0.450%
Next $5 Billion	0.430%
Amount over $10 Billion	0.420%

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Money Market HLS Fund(3) and Mortgage Securities HLS Fund

Average Daily Net Assets	Annual Rate
First $2 Billion	0.450%
Next $3 Billion	0.400%
Next $5 Billion	0.380%
Amount over $10 Billion	0.370%

(3)                     HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2008.

Index HLS Fund

Average Daily Net Assets	Annual Rate
First $2 Billion	0.300%
Next $3 Billion	0.200%
Next $5 Billion	0.180%
Amount over $10 Billion	0.170%

For the year ended December 31, 2007, Growth Opportunities HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund each paid management fees to HL Advisors.  Each other fund paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for purposes of presentation in the table below).  These fees are based on a stated percentage of the fund’s average daily net asset value as follows:

Fund Name	Annual Rate
Advisers HLS Fund	[	]%
Capital Appreciation HLS Fund	[	]%
Disciplined Equity HLS Fund	[	]%
Dividend and Growth HLS Fund	[	]%
Equity Income HLS Fund	[	]%
Fundamental Growth HLS Fund	[	]%(1)
Global Advisers HLS Fund	[	]%
Global Communications HLS Fund	[	]%
Global Financial Services HLS Fund	[	]%
Global Health HLS Fund	[	]%
Global Growth HLS Fund	[	]%
Global Technology HLS Fund	[	]%
Growth HLS Fund	[	]%
Growth Opportunities HLS Fund	[	]%
High Yield HLS Fund	[	]%
Index HLS Fund	[	]%
International Growth HLS Fund	[	]%
International Opportunities HLS Fund	[	]%
International Small Company HLS Fund	[	]%
LargeCap Growth HLS Fund	[	]%(2)
MidCap HLS Fund	[	]%
MidCap Growth HLS Fund	[	]%
MidCap Value HLS Fund	[	]%
Money Market HLS Fund	[	]%
Mortgage Securities HLS Fund	[	]%
Small Company HLS Fund	[	]%
SmallCap Growth HLS Fund	[	]%
SmallCap Value HLS Fund	[	]%
Stock HLS Fund	[	]%
Total Return Bond HLS Fund	[	]%
U.S. Government Securities HLS Fund	[	]%
Value HLS Fund	[	]%
Value Opportunities HLS Fund	[	]%

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(1) Effective March 30, 2007, HL Advisors has permanently reduced its management fee schedule for this fund.

(2) Effective November 13, 2006, HL Advisors has permanently reduced its management fee schedule for this fund.

A discussion regarding the basis for the Boards of Directors’ approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds’ annual report to shareholders covering the period ending December 31, 2007. For SmallCap Value HLS Fund, a discussion regarding the basis for the Board of Directors’ approval of the fund’s investment sub-advisory agreements will be available in the fund’s semi-annual report to shareholders covering the period ending June 30, 2007.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life, Union Security or Union Security Life (the “Accounts”) as investment options for certain variable annuity contracts and variable life insurance contracts (“variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services (“Servicing Compensation”) based on a number of factors described below.

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Servicing Compensation is generally based on average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary.  Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services.  These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares.  This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one Hartford HLS Fund over another Hartford HLS Fund.

The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service.  No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination.  For the year ended December 31, 2007, the transfer agent accrued approximately $[     ] in total Servicing Compensation to Servicing Intermediaries and accruals of such Servicing Compensation did not exceed $[     ] for any Servicing Intermediary.

As of January 1, 2008, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith Incorporated; Mid-Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; The Vanguard Group; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Distribution Plan

Each Company, on behalf of its respective Hartford HLS Funds, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

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The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Determination of Net Asset Value

The net asset value per share (NAV) is determined for each Hartford HLS Fund and each class as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each Hartford HLS Fund is determined by dividing the value of that Hartford HLS Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for Money Market HLS Fund, the Hartford HLS Funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a Hartford HLS Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Hartford HLS Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a Hartford HLS Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. With respect to the valuation of securities principally traded on foreign markets, each Hartford HLS Fund uses a fair value pricing service approved by that Hartford HLS Fund’s Board, which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the Hartford HLS Funds. Because the NAV of each Hartford HLS Fund’s shares is determined only on business days of the Hartford HLS Funds, the value of the portfolio securities of a Hartford HLS Fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Hartford HLS Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Hartford HLS Funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any Hartford HLS Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that Hartford HLS Fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a Hartford HLS Fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that Hartford HLS Fund’s Board of Directors. Generally, each Hartford HLS Fund may use fair valuation in regards to debt securities when a Hartford HLS Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Money Market HLS Fund’s investments are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Dividends and Distributions

Dividends and distributions may be declared by each Hartford HLS Fund’s Board of Directors from time to time. The current policy for each Hartford HLS Fund, except Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.

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Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading can (i) cause a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance (“COLI”) policies issued by Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the Hartford HLS Funds), individual investors do not participate directly in the Hartford HLS Funds through ownership of Hartford HLS Fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the Hartford HLS Funds. In all cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which limits the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way.  Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the Hartford HLS Funds’ ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds prevent the Hartford HLS Funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the Hartford HLS Funds.  Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity.  These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds.  Further, many of the existing plan documents and agreements with third-party administrators for omnibus accounts do not contain terms that would enable the Hartford HLS Funds, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders.  As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders.  The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable.  In addition, it is the Hartford HLS Funds’ policy to require the Hartford HLS Funds’ sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that Hartford HLS Fund on the day or days identified by the portfolio manager.  Hartford Life will then review the list to determine whether the transfer activity violates policies and procedures with respect to frequent purchase and redemption of Hartford HLS Fund shares.  Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary.  The Hartford HLS Funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so.  No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds.  Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service.    Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect

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that other individuals are subject to the same procedures or restrictions.  For a description of Hartford Life’s procedures applicable to you, please review the prospectus and other documentation associated with your product, policy or plan.

In addition to the products described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts.  The Board of the Hartford HLS Funds’ has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”).  With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period.  A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount that the Hartford HLS Funds’ sub-transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the Hartford HLS Fund.  When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.”  All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days.  For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely.  Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy.

Because the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”), does not expect to receive individual shareholder level transaction data on a daily basis in qualified plans omnibus accounts, in the case of actual or suspected excessive trading through omnibus accounts maintained by financial intermediaries, HASCO shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity.  Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy.  (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary.  (3) Where an intermediary has established reasonable internal controls and procedures for limiting exchange activity in a manner that serves the purposes of  the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification.  Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring.  In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The Policy does not apply to investors participating in the Hartford HLS Funds through individual variable-annuity contracts, individual variable-life policies, group annuity contracts and corporate-owned life insurance policies issued by Hartford Life and its affiliates.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

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Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the Money Market HLS Fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Money Market HLS Fund shares and thus compounded in the course of a 52-week period.

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Hartford HLS Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Hartford HLS Fund share. The total returns in the table for each Hartford HLS Fund represent the rate that an investor would have earned, or lost, on an investment in the Hartford HLS Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2003 through December 31, 2007 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the Hartford HLS Fund’s financial statements and financial highlights, are included in the annual reports which are available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

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FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semiannual Report to Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund’s annual and semiannual reports. In the fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2007 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semiannual reports free of charge, on the funds’ website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

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SEC File Numbers:

Hartford Series Fund, Inc.	811-08629
Hartford HLS Series Fund II, Inc.	811-04615

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PART B

COMBINED STATEMENT OF ADDITIONAL INFORMATION

HARTFORD SERIES FUND, INC.
Including:

HARTFORD ADVISERS HLS FUND

HARTFORD CAPITAL APPRECIATION HLS FUND

HARTFORD DISCIPLINED EQUITY HLS FUND

HARTFORD DIVIDEND AND GROWTH HLS FUND
HARTFORD EQUITY INCOME HLS FUND

HARTFORD FUNDAMENTAL GROWTH HLS FUND (Formerly Hartford Focus HLS Fund)

HARTFORD GLOBAL ADVISERS HLS FUND
HARTFORD GLOBAL COMMUNICATIONS HLS FUND

HARTFORD GLOBAL EQUITY HLS FUND

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
HARTFORD GLOBAL GROWTH HLS FUND (formerly Hartford Global Leaders HLS Fund)

HARTFORD GLOBAL HEALTH HLS FUND

HARTFORD GLOBAL TECHNOLOGY HLS FUND

HARTFORD GROWTH HLS FUND

HARTFORD HIGH YIELD HLS FUND

HARTFORD INDEX HLS FUND

HARTFORD INTERNATIONAL GROWTH HLS FUND (formerly Hartford International Capital Appreciation
HLS Fund)

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
HARTFORD MIDCAP HLS FUND
HARTFORD MIDCAP VALUE HLS FUND
HARTFORD MONEY MARKET HLS FUND
HARTFORD MORTGAGE SECURITIES HLS FUND
HARTFORD SMALL COMPANY HLS FUND
HARTFORD STOCK HLS FUND
HARTFORD TOTAL RETURN BOND HLS FUND
HARTFORD VALUE HLS FUND

HARTFORD HLS SERIES FUND II, INC.
Including:

HARTFORD LARGECAP GROWTH HLS FUND

HARTFORD GROWTH OPPORTUNITIES HLS FUND

HARTFORD MIDCAP GROWTH HLS FUND

HARTFORD SMALLCAP GROWTH HLS FUND

HARTFORD SMALLCAP VALUE HLS FUND
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
HARTFORD VALUE OPPORTUNITIES HLS FUND

CLASS IA and CLASS IB SHARES

This combined Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the corresponding prospectus for the Fund (as hereinafter defined) in question and the relevant class thereof. The Funds’ audited financial statements, together with the notes thereto and reports of the Funds’ independent registered public accounting firm, as of December 31, 2007 appearing in the Annual Reports to Shareholders of each of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., as applicable, are incorporated herein by reference. A free copy of each Annual/Semiannual Report and each prospectus is available upon request by writing to:  Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, by calling 1-800-862-6668, or on the Funds’ website at www.hartfordinvestor.com.

Date of Prospectuses:  May 1, 2008 (for Class IA shares) and May 1, 2008 (for Class IB shares)

Date of Statement of Additional Information:  May 1, 2008

GENERAL INFORMATION

This SAI relates to the thirty-four mutual funds listed on the front cover page (each an “HLS Fund” and together the “HLS Funds”) which may serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company and other insurance companies, and for certain qualified retirement plans. Each HLS Fund offers two classes of shares:  Class IA and Class IB. HL Investment Advisors, LLC (“HL Advisors”) is the investment manager and Hartford Life Insurance Company (“Hartford Life”) provides administrative services to each HLS Fund. HL Advisors and Hartford Life are indirect wholly-owned subsidiaries of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $426.8 billion in assets under management as of December 31, 2007. In addition, Wellington Management Company, LLP (“Wellington Management”), Kayne Anderson Rudnick Investment Management, LLC (“KAR”), Metropolitan West Capital Management, LLC (“MetWest Capital”), SSgA Funds Management, Inc. (“SSgA FM”) and Hartford Investment Management Company (“Hartford Investment Management”), an affiliate of HL Advisors, are sub-advisers to certain of the HLS Funds and provide the day-to-day investment management of such HLS Funds (each a “sub-adviser” and collectively, the “sub-advisers”). Hartford Investment Management is a wholly-owned subsidiary of The Hartford. The Hartford also sponsors a family of mutual funds that is offered directly to the public. Hartford Investment Financial Services, LLC (“HIFSCO”), a wholly-owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.

Each HLS Fund, except LargeCap Growth HLS Fund, Growth Opportunities HLS Fund, MidCap Growth HLS Fund, SmallCap Growth HLS Fund, SmallCap Value Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund, is an investment portfolio (series) of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. Each of Advisers HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Advisers HLS Fund, Index HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, Stock HLS Fund and Total Return Bond HLS Fund was originally organized as a separate Maryland corporation registered with the SEC as an open-end management investment company. On August 28, 2002 each of these HLS Funds reorganized as an investment portfolio (series) of Hartford Series Fund, Inc. Prior to their reorganizations, these HLS Funds were named, respectively, as follows: Hartford Advisers HLS Fund, Inc., Hartford Bond HLS Fund, Inc., Hartford Capital Appreciation HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford Global Advisers HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford MidCap HLS Fund, Inc., Hartford Money Market HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., Hartford Small Company HLS Fund, Inc. and Hartford Stock HLS Fund, Inc. Hartford Series Fund, Inc. issues a separate series of shares of common stock for each HLS Fund that is a series of Hartford Series Fund, Inc., representing a fractional undivided interest in such HLS Fund. Each such series of shares is subdivided into two classes: Class IA and IB.

LargeCap Growth HLS Fund, Growth Opportunities HLS Fund, MidCap Growth HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund are investment portfolios (series) of Hartford HLS Series Fund II, Inc., a Maryland corporation (together with Hartford Series Fund, Inc., the “Companies” and each, a “Company”) registered with the SEC as an open-end management investment company. Hartford HLS Series Fund II, Inc. was originally incorporated in Minnesota in 1986 under the name Fortis Series Fund, Inc. (“Fortis Series”) and commenced operations at that time as an open-end management investment company. On April 30, 2002, Fortis Series was reorganized and merged into Hartford HLS Series Fund II, Inc., a new Maryland corporation. Prior to the reorganization, these HLS Funds were named, respectively, as follows:  Fortis Blue Chip Stock Series (now Hartford LargeCap Growth HLS Fund), Fortis Growth Stock Series (now Hartford Growth Opportunities HLS Fund), Fortis Mid Cap Stock Series (now Hartford MidCap Growth HLS Fund), Fortis Aggressive Growth Series (now Hartford SmallCap Growth HLS Fund), Fortis Small Cap Value Series (now Hartford SmallCap Value HLS Fund), Fortis U.S. Government Securities Series (now Hartford U.S. Government Securities HLS Fund) and Fortis Value Series (now Hartford Value Opportunities HLS Fund). Hartford HLS Series Fund II, Inc. issues a separate series of shares of common stock for each HLS Fund that is a series of Hartford HLS Series Fund II, Inc., representing a fractional undivided interest in such HLS Fund. Each such series of shares is subdivided into two classes: Class IA and IB.

Each HLS Fund is a diversified fund, other than Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund, which are non-diversified funds.

The board of directors may reclassify authorized shares to increase or decrease the allocation of shares in each HLS Fund. The board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of any HLS Fund or to classify and reclassify existing and new funds into one or more classes. A reference to the “board of directors” shall refer to the board of directors of the corporation in question (or, as the case may be, to the board of directors of the corporation of which the fund in question is a series).

In this SAI the HLS Funds that are series of Hartford HLS Series Fund II, Inc. are sometimes collectively referred to as the “New Hartford HLS Funds.”  The other HLS Funds are sometimes collectively referred to as the “Hartford HLS Funds.”

The year of each HLS Fund’s organization is as follows:

Advisers HLS Fund*	1983
Capital Appreciation HLS Fund*	1983
Disciplined Equity HLS Fund	1998
Dividend and Growth HLS Fund*	1994
Equity Income HLS Fund	2003
Fundamental Growth HLS Fund (formerly Focus HLS Fund)	2000
Global Advisers HLS Fund*	1995
Global Communications HLS Fund	2000
Global Equity HLS Fund	2008
Global Financial Services HLS Fund	2000
Global Growth HLS Fund (formerly Global Leaders HLS Fund)	1998
Global Health HLS Fund	2000
Global Technology HLS Fund	2000
Growth HLS Fund	2002
Growth Opportunities HLS Fund**	1987
High Yield HLS Fund	1998
Index HLS Fund*	1987
International Growth HLS Fund (formerly International Capital Appreciation HLS Fund)	2001
International Opportunities HLS Fund*	1990
International Small Company HLS Fund	2001
LargeCap Growth HLS Fund (formerly Blue Chip Stock HLS Fund)**	1996
MidCap HLS Fund*	1997
MidCap Growth HLS Fund (formerly MidCap Stock HLS Fund)**	1998
MidCap Value HLS Fund	2001
Money Market HLS Fund*	1980
Mortgage Securities HLS Fund*	1985
Small Company HLS Fund*	1996
SmallCap Growth HLS Fund**	1994
SmallCap Value HLS Fund**	1998
Stock HLS Fund*	1977
Total Return Bond HLS Fund*	1977
U.S. Government Securities HLS Fund**	1987
Value HLS Fund	2001
Value Opportunities HLS Fund**	1996

*                Prior to their reorganization as a series of a Maryland corporation on August 28, 2002, these HLS Funds were each organized as a separate Maryland corporation, as stated above.

**         Prior to their reorganization as a series of a Maryland corporation on April 30, 2002, these HLS Funds were each organized as a series of a Minnesota corporation, as stated above.

INVESTMENT OBJECTIVES AND POLICIES

Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

1.                                                                                       FUNDAMENTAL RESTRICTIONS OF THE HLS FUNDS

Each HLS Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable HLS Fund’s outstanding voting securities. Under the Investment Company Act of 1940, as amended (the “1940 Act”), and as used in the prospectuses and this SAI, a “majority of the outstanding voting securities” means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of an HLS Fund (or a class of the outstanding shares of an HLS Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the HLS Fund (or of the class) are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the HLS Fund (or of the class).

The investment objectives and principal investment strategies of each HLS Fund are set forth in their respective prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to each HLS Fund followed by certain non-fundamental restrictions and policies applicable to each HLS Fund.

1.                                       Each HLS Fund will not borrow money or issue any class of senior securities, except to the extent consistent with the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

2.                                       Each HLS Fund (except Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund) will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the HLS Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry.

3.                                       Global Communications HLS Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries:  telecommunication services and media.

4.                                       Global Financial Services HLS Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries:  banks, diversified financials, and insurance.

5.                                       Global Health HLS Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries:  pharmaceuticals and biotechnology, medical products, and health services.

6.                                       Global Technology HLS Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries:  technology hardware and equipment, software and computer services,  technology-related commercial services and supplies, electronics, and communication equipment.

7.                                       Each HLS Fund will not make loans, except to the extent consistent with the 1940 Act, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

8.                                       Each HLS Fund will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the HLS Fund may be deemed an underwriter under applicable laws.

9.                                       Each HLS Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

10.                                 Each HLS Fund will not purchase or sell commodities or commodities contracts, except that the HLS Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

The investment objective of each HLS Fund is non-fundamental and may be changed without a shareholder vote.

B.                                     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE HLS FUNDS

The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

Each HLS Fund may not:

1.                                       Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements, reverse repurchase agreements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

2.                                       Purchase any securities on margin (except that an HLS Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by an HLS Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

3.                                       Purchase securities while outstanding borrowings exceed 5% of the HLS Fund’s total assets, except for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the HLS Fund’s registration statement are not deemed to be borrowings for purposes of this restriction.

4.                                       Sell securities short except for short sales against the box.

5.                                       Invest more than 20% of the value of its total assets (30% in the case of High Yield HLS Fund and Total Return Bond HLS Fund and 35% in the case of Capital Appreciation HLS Fund) in the securities and loans of foreign issuers or borrowers and non-dollar securities and loans; provided that with respect to the percentages listed above for High Yield HLS Fund and Total Return Bond HLS Fund, each fund may not invest more than 10% of its total assets in non-dollar securities and loans. This policy does not apply to Money Market HLS Fund, SmallCap Value HLS Fund or to Funds with the words Global or International in their name.

6.                                       Except for Money Market HLS Fund, invest more than 15% of the HLS Fund’s net assets in illiquid securities (10% for Money Market HLS Fund).

7.                                       Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of the HLS Fund’s total assets.

MidCap Growth HLS Fund may not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets except that: (a) this limitation shall not apply to standby commitments, and (b) this limitation shall not apply to the HLS Fund’s transactions in futures contracts and related options.

SmallCap Growth HLS Fund, Growth Opportunities HLS Fund, and Value Opportunities HLS Fund may not enter into any options, futures or forward contract transactions if immediately thereafter (a) the amount of premiums paid for all options, initial margin deposits on all futures contracts and/or options on futures contracts, and collateral deposited with respect to forward contracts held by or entered into by the HLS Fund would exceed 5% of the value of the total assets of the HLS Fund or (b) the HLS Fund’s assets covering, subject to, or committed to all options, futures, and forward contracts would exceed 20% of the value of the total assets of the HLS Fund. (This restriction does not apply to securities purchased on a when-issued, delayed delivery or forward commitment basis.)

Additionally, Disciplined Equity HLS Fund, Equity Income HLS Fund, Global Communications HLS Fund, Global Equity HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, High Yield HLS Fund, International Small Company HLS Fund, LargeCap Growth HLS Fund, MidCap HLS Fund, MidCap Growth HLS Fund, MidCap Value HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund, Stock HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund each have a name that suggests a focus on a particular type of investment, and in accordance with Rule 35d-1 under the 1940 Act, each of these HLS Funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name as set forth in the Principal Investment Strategy section of each HLS Fund’s prospectuses.

C.                                    NON-FUNDAMENTAL TAX RESTRICTIONS OF THE HLS FUNDS

Each HLS Fund must:

1.                                     Maintain its assets so that, at the close of each quarter of its taxable year,

(a)

at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (including bank loans) limited in respect of any one issuer to no more than 5 percent of the fair market value of the HLS Fund’s total assets and 10 percent of the outstanding voting securities of such issuer, and

(b)

no more than 25 percent of the fair market value of its total assets is invested in the securities (including bank loans) of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers controlled by the HLS Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.

These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the applicable board of directors to the extent appropriate in light of changes to applicable tax law requirements.

2.                                       Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder. Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

(a)                                  no more than 55% of the value of the assets in the HLS Fund is represented by any one investment,

(b)                                 no more than 70% of the value of the assets in the HLS Fund is represented by any two investments,

(c)                                  no more than 80% of the value of the assets in the HLS Fund is represented by any three investments, and

(d)                                 no more than 90% of the value of the total assets of the HLS Fund is represented by any four investments. In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

D.                                   CLASSIFICATION

Each HLS Fund, other than Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund, has elected to be classified as a diversified series of an open-end management investment company. As a diversified fund, at least 75% of the value of each such HLS Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of such HLS Fund’s assets nor more than 10% of the outstanding voting securities of such issuer. Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund each has elected to be classified as a non-diversified series of an open-end management investment company.

A non-diversified fund, such as Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund, is not required to comply with the diversification rules of the 1940 Act. Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund, since any factors affecting a given company could affect performance of the fund to a greater degree.

A fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders but may change its classification status from non-diversified to diversified without such approval.

E.                                     MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

The investment objective and principal investment strategies for each HLS Fund are discussed in the HLS Funds’ prospectuses. A further description of certain investment strategies used by various HLS Funds is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

Certain descriptions in the prospectuses of the HLS Funds and in this SAI of a particular investment practice or technique in which the HLS Funds may engage or a financial instrument which the HLS Funds may purchase are meant to describe the spectrum of investments that an HLS Fund’s sub-adviser, in its discretion, might, but is not required to, use in managing the HLS Fund’s portfolio assets in accordance with the HLS Fund’s investment objective, policies, and restrictions. The sub-adviser, in its discretion, may employ such practice, technique, or instrument for one or more HLS Funds, but not necessarily for all HLS Funds for which it serves as sub-adviser. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

New Fund Risks  Global Equity HLS Fund is a new fund, with no operating history, which may result in additional risk. There can be no assurance that Global Equity HLS Fund will grow to or maintain an economically viable size, in which case the Board of Directors may determine to liquidate Global Equity HLS Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Money Market Instruments and Temporary Investment Strategies  From time to time, as part of its principal investment strategy, each HLS Fund (other than Money Market HLS Fund, which invests in high-quality money market securities at all times as its principal investment strategy) may invest some or all of its assets in cash or high quality money market securities to invest daily in cash balances or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent an HLS Fund is in a defensive position, the HLS Fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Money market instruments include, but are not limited to:  (1) banker’s acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements. Each HLS Fund may also invest in Money Market HLS Fund, an affiliated money market fund which invests in such money market instruments, as permitted by regulations adopted under the 1940 Act.

Repurchase Agreements  A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by an HLS Fund to the seller. The resale price by the HLS Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

Each HLS Fund is permitted to enter into fully collateralized repurchase agreements. Each Company’s board of directors has delegated to the sub-advisers the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the HLS Funds will engage in repurchase agreements.

The sub-advisers will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, an HLS Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan. If an HLS Fund has not perfected a security interest in the security, the HLS Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor. As an unsecured creditor, the HLS Fund could lose some or all of the principal and interest involved in the transaction.

Reverse Repurchase Agreements  Each HLS Fund, except Index HLS Fund, may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by an HLS Fund of portfolio assets concurrently with an agreement by an HLS Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which an HLS Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by an HLS Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of an HLS Fund and, therefore, increases the possibility of fluctuation in an HLS Fund’s net asset value.

Inflation-Protected Debt Securities  Each HLS Fund may invest in inflation-protected debt securities. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation. However, the current market value of the securities is not guaranteed, and will fluctuate. The HLS Funds may also invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Debt Securities  Each HLS Fund is permitted to invest in debt securities including, among others: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed securities; (4) mortgage-related securities, including collateralized mortgage obligations (“CMO’s”); (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (6) commercial mortgage-backed securities.

Investment Grade Debt Securities  The Money Market HLS Fund is permitted to invest only in high quality, short term instruments as determined by Rule 2a-7 under the 1940 Act. Each of the other HLS Funds is permitted to invest in debt securities rated within the four highest rating categories (e.g., “Aaa”, “Aa”, “A” or “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or “AAA”, “AA”, “A” or “BBB” by Standard and Poor’s Corporation (“S&P”)) (or, if unrated, securities of comparable quality as determined by the applicable sub-adviser). These securities are generally referred to as “investment grade securities.” Each rating category has within it different gradations or sub-categories. If an HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, a sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (e.g., “Baa” by Moody’s and “BBB” by S&P), and unrated securities of comparable quality (as determined by a sub-adviser) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics. To the extent that an HLS Fund invests in higher-grade securities, the HLS Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

High Yield-High Risk Debt Securities and Bank Loans  Any security or loan rated “Ba” by Moody’s or “BB” by S&P or lower, or securities or loans which, if unrated, are determined by a sub-adviser to be of comparable quality, are below investment grade. Total Return Bond HLS fund is permitted to invest up to 20% of its total assets in securities or bank loans rated below investment grade. International Small Company HLS Fund is permitted to invest up to 15% of its total assets in fixed income securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, Inc. or of comparable quality if not rated. Although High Yield HLS Fund is permitted to invest up to 100% of its total assets in securities and bank loans rated below investment grade, no more than 25% of its total assets will be invested in securities and bank loans rated below “B3” by Moody’s or “B-” by S&P, or if unrated, determined to be of comparable quality by Hartford Investment Management. Each of the other HLS Funds, except the Index HLS Fund, MidCap Growth HLS Fund, Money Market HLS Fund and U.S. Government Securities HLS Fund, is permitted to invest up to 5%, and the Global Advisers HLS Fund is permitted to invest up to 15%, of its total assets in fixed income securities rated as low as “C” by Moody’s or “CC” by S&P or of comparable quality if not rated.

Securities and bank loans rated below investment grade are commonly referred to as “high yield-high risk debt securities,” “junk bonds,” “leveraged loans” or “emerging market debt” as the case may be. Each rating category has within it different gradations or sub-categories. For instance the “Ba” rating for Moody’s includes “Ba3,” “Ba2” and “Ba1.” Likewise the S&P rating category of “BB” includes “BB+,” “BB” and “BB-.” In the municipal market, the term “high yield” may often refer to low investment grade and “high yield-high risk debt securities” (as previously defined). If an HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt securities and bank loans ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities and bank loans generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income, and may be less liquid than securities and bank loans in higher rating categories. Securities and bank loans in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities and bank loans are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities and bank loans held by an HLS Fund with a commensurate effect on the value of an HLS Fund’s shares. If a security or bank loan is downgraded to a rating category which does not qualify for investment, the applicable sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

Bank Loans and Loan Participations  High Yield HLS Fund and Total Return Bond HLS Fund may invest up to 15% of total assets in bank loans or participation interests in variable, fixed or floating rate loans  to U.S. corporations, partnerships and other entities. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Moreover, these HLS Funds may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) and unsecured loans. Holders’ claims under unsecured loans are subordinated to claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt. Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions. And, since they do not afford the lender recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans. Many loans are relatively illiquid and may be difficult to value.

Investments in bank loans through a direct assignment of the financial institution’s interest with respect to the bank loan may involve additional risks to High Yield HLS Fund and Total Return Bond HLS Fund. For example, if a bank loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the High Yield HLS Fund or Total Return Bond HLS Fund could be held liable as co-lenders.

Some bank loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the bank loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of the bank loans, including in certain circumstances, invalidating such bank loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect fund performance.

Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, High Yield HLS Fund and Total Return Bond HLS Fund bear a substantial risk of losing the entire amount invested.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of  High Yield HLS Fund and Total Return Bond HLS Fund’s investments, and revolving credit facilities, which would require these HLS Funds to make additional investments in the bank loans as required under the terms of the credit facility at the borrower’s demand.

A financial institution’s employment as agent bank may be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement would remain available to the holders of such indebtedness. However, if assets held by the agent bank for the benefit of High Yield HLS Fund or Total Return Bond HLS Fund were determined to be subject to the claims of the agent bank’s general creditors, such HLS Fund may incur certain costs and delays in realizing payments on a bank loan or loan participation and could suffer a loss of principal and/or interest.

High Yield HLS Fund and Total Return Bond HLS Fund will acquire loan participations only if the lender inter-positioned between an HLS Fund and the borrower is determined by the HLS Fund’s sub-adviser to be creditworthy. Loan participations typically will result in High Yield HLS fund and Total Return Bond HLS Fund having a contractual relationship only with the lender that sold the participation, not with the borrower. High Yield HLS Fund and Total Return Bond HLS Fund will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing loan participations, an HLS Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, High Yield HLS Fund and Total Return Bond HLS Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender of the lender selling participation, an HLS Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

High Yield HLS Fund and Total Return Bond HLS Fund’s investments in loan participations and bank loans may be subject to a Fund’s limitations on investments in illiquid investments and, to the extent applicable, its limitations on investments in securities or bank loans rated below investment grade. The High Yield HLS Fund and Total Return Bond HLS Fund may have difficulty disposing of loan participations and bank loans. In certain cases, the market for such investments is not highly liquid, and therefore High Yield HLS Fund and Total Return Bond HLS Fund anticipate that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such investments. This will also have an adverse impact on High Yield HLS Fund and Total Return Bond HLS Fund’s ability to dispose of particular loan participations or bank loans when necessary to meet redemption of such HLS Fund shares, to meet such HLS Fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for loan participations and bank loans also may make it more difficult for High Yield HLS Fund and Total Return Bond HLS Fund to value these investments for purposes of calculating their respective net asset value.

Floating Rate Loans  High Yield HLS Fund and Total Return Bond HLS Fund may invest in interests in floating rate loans. Senior floating rate loans hold the most senior position in the capital structure of a business entity (the ‘‘Borrower’’), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. These HLS Funds may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) and unsecured loans. The proceeds of floating rate loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. High Yield HLS Fund and Total Return Bond HLS Fund may also invest in companies whose financial condition is uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Floating rate loans typically have rates of interest which are reset or redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a spread. These base lending rates are primarily the London-Interbank Offered Rate (‘‘LIBOR’’), and secondarily the prime rate offered by one or more major United States banks (the ‘‘Prime Rate’’) and the certificate of deposit (‘‘CD’’) rate or other base lending rates used by commercial lenders. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired directly through the agent, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan.

Many loans in which High Yield HLS Fund and Total Return Bond HLS Fund may invest may not be rated by a rating agency, and many, if not all, loans will not be registered with the Securities and Exchange Commission (“SEC”) or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to loans will generally be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, Hartford Investment Management considers, and may rely in part, on analyses performed by others. In the event that loans are not rated, they are likely to be the equivalent of below investment grade quality. Debt securities that are rated below-investment-grade and comparable unrated bonds are viewed by the rating agencies as having speculative characteristics and are commonly known as ‘‘junk bonds’’. Historically, senior secured floating rate loans tend to have more favorable loss recovery rates than more junior types of below-investment-grade debt obligations. Hartford Investment Management does not view ratings as the primary factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

Loans and other corporate debt obligations are subject to the risk of non-payment of scheduled interest or principal. The floating rate loans are rated below-investment-grade, which means that rating agencies view them as more likely to default in payment than investment-grade loans. Such nonpayment would result in a reduction of income to High Yield HLS Fund and Total Return Bond HLS Fund, a reduction in the value of the investment and a potential decrease in the net asset value of any of these HLS Funds. With respect to senior secured floating rate loans, there can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, High Yield HLS Fund and Total Return Bond HLS Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a floating rate loan. To the extent that a floating rate loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a Borrower. Some floating rate loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such floating rate loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of floating rate loans including, in certain circumstances, invalidating such floating rate loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect High Yield HLS Fund and Total Return Bond HLS Fund’s performance.

When High Yield HLS Fund and Total Return Bond HLS Fund invest in loans and securities, each of these HLS Funds is subject to interest rate risk. When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-rate obligations can be expected to decline. Although each of  High Yield HLS Fund and Total Return Bond HLS Fund’s net asset value will vary, HLS Fund management expects the HLS Fund’s policy of acquiring floating rate loans to minimize fluctuations in net asset value as a result of changes in market interest rates. However, because rates on floating rate loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuation in such Fund’s net asset value. Similarly, a sudden and significant increase in market interest rates may cause a decline in High Yield HLS Fund and Total Return Bond HLS Fund’s net asset value.

Although the volume of floating rate loans has increased in recent years, demand for loans has also grown. An increase in demand may benefit High Yield HLS Fund and Total Return Bond HLS Fund by providing increased liquidity for loans but may also adversely affect the rate of interest payable on loans acquired by these HLS Funds and the availability of loans acquired in the primary market, as well as increase the price of loans in the secondary market.

Prepayment Risks. Most floating rate loans and certain debt securities allow for prepayment of principal without penalty. Loans and securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, with respect to fixe-rate investments, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the investment and making the investment more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Loans or debt securities purchased to replace a prepaid loan or debt security may have lower yields than the yield on the prepaid loan or debt security.

Market Risks. Significant events, such as the events of September 11, 2001, and market disruption events, such as weather or infrastructure disruptions that affect the markets generally, can affect the liquidity of High Yield HLS Fund and Total Return Bond HLS Fund and cause spreads to widen or interest rates to rise, resulting in a reduction in value of an HLS Fund’s assets. Other economic factors (such as a large downward movement in stock prices, a disparity in supply of and demand for certain loans and securities or market conditions that reduce liquidity) can also adversely affect the markets for debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings. Each of High Yield HLS Fund and Total Return Bond HLS Fund is also subject to income risk, which is the potential for a decline in an HLS Fund’s income due to falling interest rates or market reductions in spread.

The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the loan and securities markets. High Yield HLS Fund and Total Return Bond HLS Fund cannot predict the effects of similar events in the future on the U.S. economy. These terrorist attacks and related events, including the war in Iraq, its aftermath, and continuing occupation of Iraq by coalition forces, have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets could affect interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the common shares. In particular, junk bonds and floating rate loans tend to be more volatile than higher-rated fixed income securities so that these events and any actions resulting from them may have a greater effect on the prices and volatility of junk bonds and floating rate loans than on higher-rated fixed income securities.

Material Non-Public Information. High Yield HLS Fund and Total Return Bond HLS Fund may be in possession of material non-public information about a Borrower or issuer as a result of its ownership of a loan or security of such Borrower or issuer. Because of prohibitions on trading in securities of issuers while in possession of such information, High Yield HLS Fund and Total Return Bond HLS Fund may be unable to enter into a transaction in a loan or security of such a Borrower or issuer when it would otherwise be advantageous to do so.

Regulatory Risk. To the extent that legislation or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of floating rate loans for investment may be adversely affected. In addition, such legislation could depress the market value of floating rate loans.

Mortgage-Related Securities  The mortgage-related securities in which each HLS Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the HLS Funds) by various governmental, government-related and private organizations. These HLS Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of an HLS Fund’s shares.

The value of these securities may be significantly affected by interest rates, the market’s perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If an HLS Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an HLS Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by an HLS Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

The mortgage securities in which an HLS Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (e.g., an HLS Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of “locking in” long-term interest rates.

Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-related securities are referred to herein as “CMOs.” Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only (“IO”) and principal-only (“PO”) classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

Asset-Backed Securities  Each HLS Fund, except Index HLS Fund, may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These HLS Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. Not all asset-backed securities have the benefit of a security interest in the underlying asset. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Hybrid Instruments  LargeCap Growth HLS Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero.

Structured Notes  The HLS Funds may invest up to 5% of their total assets in structured notes. The values of the structured notes in which the HLS Funds will invest are linked to equity securities or equity indices (“reference instruments”). These notes differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in the value of the equity security or index. A structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

Investments in structured notes involve certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain structured notes, a decline or increase in the value of the reference instrument may cause the interest rate to be reduced to zero, and any further declines or increases in the reference instrument may then reduce the principal amount payable on maturity. The percentage by which the value of the structured note decreases may be far greater than the percentage by which the value of the reference instrument increases or decreases. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

Municipal Securities  High Yield HLS Fund and Total Return Bond HLS Fund may invest in municipal securities. Municipal securities include primarily debt obligations of the states, their agencies, universities, boards, authorities and political subdivisions (for example, cities, towns, counties, school districts, authorities and commissions) issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets and water and sewer works. Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of student loans, community redevelopment, district heating, the purchase of street maintenance and firefighting equipment, or any authorized corporate purpose of the issuer except for the payment of current expenses. Certain types of industrial development bonds may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. In addition, structured securities, such as tobacco bonds, may be issued by municipal entities to securitize future payment streams. Such obligations are included within the term municipal securities if the interest payable thereon is, in the opinion of bond counsel, exempt from federal income taxation, but may include securities which pay interest income subject to the alternative minimum tax. Certain types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial, commercial or office facilities constitute municipal securities, although current federal income tax laws place substantial limitations on the size of such issues.

The two principal classifications of municipal securities are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or revenue source. The characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source, such as the user of the facility. Industrial development bonds are in most cases limited obligation bonds payable solely from specific revenues of the project to be financed, pledged to their payment. The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities (or the credit standing of a third-party guarantor or other credit enhancement participant, if any). There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, depending on various factors. (See Appendix.)

The yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of the various rating agencies represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are general, not absolute, standards of quality. Consequently, municipal securities of the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield.

For the purpose of diversification under the 1940 Act, the identification of the issuer of a municipal security depends on the terms and conditions of the security. If a state or a political subdivision of such state pledges its full faith and credit to payment of a security, the state or the political subdivision, respectively, will be deemed the sole issuer of the security. If the assets and revenues of an agency, authority or instrumentality of the state or a political subdivision are separate from those of the state or political subdivision and the security is backed only by the assets and revenues of the agency, authority or instrumentality, such agency, authority or instrumentality will be deemed to be the sole issuer. Moreover, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality, such as utility revenue bonds, and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or projects will be deemed the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by certain revenues to be received from the non-governmental user of the project financed by the bond, then such non-governmental user will be deemed to be the sole issuer. If, however, in any of the above cases, the state, the political subdivision or some other entity guarantees a security, and the value of all securities issued or guaranteed by the guarantor and owned by an HLS Fund exceeds 10% of the value of the HLS Fund’s total assets, the guarantee will be considered a separate security and will be treated as an issue of the guarantor.

Inverse Floaters Global Advisers HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund may invest in inverse floaters. Inverse floaters are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of security involve special risks as compared to investments in, for example, a fixed rate municipal security. These HLS Funds could lose money and their net asset value could decline if movements in interest rates are incorrectly anticipated. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities.

Equity Securities  Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund may not invest in equity securities. High Yield HLS Fund and Total Return Bond HLS Fund have a limited ability to invest in certain types of equity securities as described below. Each other HLS Fund may invest in all types of equity securities and may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. High Yield HLS Fund and Total Return Bond HLS Fund may each invest up to 15% of its total assets in preferred stocks, convertible securities, and warrants (including securities carrying warrants to purchase equity securities or debt securities or loans. High Yield HLS Fund and Total Return Bond HLS Fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or loans or upon exercise of warrants acquired with debt securities or loans. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

Initial Public Offerings  The prices of securities purchased in initial public offerings (“IPOs”) can be very volatile. The effect of IPOs on an HLS Fund’s performance depends on a variety of factors, including the number of IPOs the HLS Fund invests in relative to the size of the HLS Fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value. As an HLS Fund’s asset base increases, IPOs often have a diminished effect on such HLS Fund’s performance.

Small Capitalization Securities  Each HLS Fund, except Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

Foreign Issuers and Borrowers and Non-Dollar Securities and Loans  Foreign issuers and borrowers include (1) companies organized outside the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer’s or borrower’s economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities and loans are securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Many of the HLS Funds are permitted to invest a portion of their assets in securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, the applicable sub-adviser will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

HLS Funds that are permitted to invest in securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans may invest in debt exchangeable for common stock, debt, currency or equity-linked notes and similar linked securities (e.g., zero-strike warrants) (“LNs”), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption. An HLS Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

Advisers HLS Fund, LargeCap Growth HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Equity Income HLS Fund, Fundamental Growth HLS Fund, Growth HLS Fund, Growth Opportunities HLS Fund, MidCap HLS Fund, MidCap Growth HLS Fund, MidCap Value HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund, Stock HLS Fund, Value HLS Fund and Value Opportunities HLS Fund may each invest up to 20% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans. Capital Appreciation HLS Fund may invest up to 35% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans. High Yield HLS Fund and Total Return Bond HLS Fund may each invest up to 30% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans; provided that, with respect to this percentage, each of these HLS Funds may not invest more than 10% of their total assets in non-dollar securities and loans. Global Advisers HLS Fund, Global Communications HLS Fund, Global Equity HLS Fund, Global Financial Services HLS Fund, Global Growth HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, International Growth HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund and SmallCap Value HLS Fund may invest all of their assets in the securities of foreign issuers and non-dollar securities. Index HLS Fund may invest in securities of foreign issuers, but not in non-dollar securities and not as part of its principal investment strategy. U.S. Government Securities HLS Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy. Money Market HLS Fund may invest up to 100% of its total assets (provided such assets are U.S. dollar denominated) in the securities of foreign issuers.

Under normal market conditions, International Growth HLS Fund, International Opportunities HLS Fund and International Small Company HLS Fund each invest in a number of different countries throughout the world; however these HLS Funds have no limits on the amount of assets that may be invested in each country. Global Advisers HLS Fund, Global Communications HLS Fund, Global Equity HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund each invest in a number of different countries throughout the world, one of which may be the United States; however, these HLS Funds have no limit on the amount of assets that must be invested in each country.

Investing in securities of foreign issuers and loans to foreign borrowers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers and borrowers. Less information may be available about foreign issuers and borrowers compared with U.S. issuers and borrowers. For example, foreign issuers and borrowers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers and borrowers. In addition, the values of non-dollar securities and loans are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

Investing in foreign government debt securities and loans exposes an HLS Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the HLS Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government’s policy towards the IMF, the World Bank and other international agencies.

From time to time, International Small Company HLS Fund may invest up to 15% of its total assets; Global Communications HLS Fund may invest up to 50% of its total assets; each of Global Advisers HLS Fund, Global Financial Services HLS Fund, Global Growth HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, International Growth HLS Fund and International Opportunities HLS Fund may invest up to 25% of its total assets; each of High Yield HLS Fund and Total Return Bond HLS Fund may invest up to 30% of its total assets; Capital Appreciation HLS Fund may invest up to 35% of its total assets; SmallCap Value HLS Fund may invest up to 20% if its total assets; and each of Global Equity HLS Fund, LargeCap Growth HLS Fund and MidCap Growth HLS Fund may invest its assets, in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

Foreign securities are subject to other additional risks. For example, foreign investments may be more difficult to sell than U.S. investments. Investments in foreign loans and securities may involve currency risks, difficulty in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in foreign borrowers or issuers in countries with developed securities markets and more advanced regulatory systems. The value of foreign loans and securities is affected by changes in foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations, and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign loans and securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also can be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations.

Some loans and securities may be issued by companies organized outside the U.S. but are traded in U.S. markets and are denominated in U.S. dollars. For example, ADRs and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other loans and securities are not traded in the U.S. but are denominated in U.S. dollars. These loans and securities are not subject to all of the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar denominated securities or loans traded in U.S. securities or loan markets.

Currency Transactions  Each HLS Fund, except Index HLS Fund, Money Market HLS Fund and  Mortgage Securities HLS Fund, may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities denominated in particular currencies against fluctuations in relative value and for other investment purposes. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter (“OTC”) currency futures contracts and options thereon and exchange listed and OTC options on currencies.

Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See “Swap Agreements” below.

The use of currency transactions to protect the value of an HLS Fund’s assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the HLS Fund’s underlying securities. Further, the HLS Funds may enter into currency transactions only with counterparties that a sub-adviser deems to be creditworthy.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by an HLS Fund. An HLS Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purpose.

A “settlement hedge” or “transaction hedge” is designed to protect an HLS Fund against an adverse change in foreign currency value between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of the foreign currency involved in an underlying securities transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by an HLS Fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the sub-adviser.

An HLS Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if an HLS Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pounds’ value. Such a hedge, sometimes referred to as a “position hedge,” would tend to off-set both positive and negative currency fluctuations, but would not off-set changes in security values caused by other factors. An HLS Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

An HLS Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if an HLS Fund had sold a security denominated in the currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause an HLS Fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on the sub-adviser’s skill in analyzing currency value. Currency management strategies may substantially change an HLS Fund’s investment exposure to changes in currency exchange rates and could result in losses to an HLS Fund if currencies do not perform as the sub-adviser anticipates. For example, if a currency’s value rose at a time when the sub-adviser had hedged an HLS Fund by selling that currency in exchange for dollars, an HLS Fund would not participate in the currency’s appreciation. If the sub-adviser hedges currency exposure through proxy hedges, an HLS Fund could realize currency losses from both the hedge and the security portion if the two currencies do not move in tandem. Similarly, if the sub-adviser increases an HLS Fund’s exposure to a foreign currency and that currency’s value declines, an HLS Fund will realize a loss. There is no assurance that the sub-adviser’s use of currency management strategies will be advantageous to an HLS Fund or that it will hedge at appropriate times.

The HLS Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates and for other investment purposes. See “Options and Futures Contracts” below for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

Options and Futures Contracts  In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the HLS Funds, for cash flow management, and for other investment purposes, each HLS Fund, except Money Market HLS Fund, may employ certain hedging, return enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments. Each HLS Fund, except Money Market HLS Fund, may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements. An HLS Fund’s ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

An HLS Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the HLS Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

The HLS Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on non-dollar securities they hold or intend to purchase. For example, if an HLS Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if an HLS Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the HLS Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. An HLS Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

The HLS Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the HLS Funds’ immediate obligations. The HLS Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the HLS Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is “in the money.”

The HLS Funds may write or purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

An HLS Fund may only write covered options. See “Asset Coverage” below.

A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Each HLS Fund (except Money Market HLS Fund) may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

An HLS Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, an HLS Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the HLS Fund’s non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the HLS Fund and resulting transaction costs. When the HLS Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the HLS Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the HLS Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

An HLS Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. The volume, breadth, efficiency and other attributes may be limited. An HLS Fund’s use of these kinds of futures contracts will depend to a large degree on how this market develops.

The HLS Funds may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. Each such HLS Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. Each such HLS Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. Each such HLS Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with the HLS Fund’s investment objectives and policies.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Each Company, on behalf of the applicable HLS Funds, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the HLS Funds’ operation. Accordingly, the HLS Funds are not subject to registration or regulation as a CPO.

Although any one HLS Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under “Currency Transactions”) would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of a sub-adviser to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which an HLS Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect an HLS Fund’s ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of an HLS Fund’s assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a “regulated investment company” for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, an HLS Fund may have been in a better position had it not used such a strategy.

Swap Agreements  The HLS Funds (except as noted below) may purchase or sell derivative instruments (which derive their value from another instrument, security or loan, index or currency) to enhance return, to hedge against fluctuations in securities or loans prices, interest rates or currency exchange rates, to change the duration of obligations held by these HLS Funds, or as a substitute for the purchase or sale of loans, securities or currencies.

Each HLS Fund, except Index HLS Fund and Money Market HLS Fund, may enter into currency swaps, interest rate swaps, swaps on specific securities or indices, and other types of swap agreements such as caps, collars, floors, and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a “notional principal amount,” in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Each HLS Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows an HLS Fund to manage credit risk through buying and selling credit protection on a specific name, an index, or a basket of names. The transactions are documented through swap documents. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events. An HLS Fund will generally not buy protection on issuers that are not currently held by such HLS Fund. However, each HLS Fund may engage in credit default swap trades on single names, indices and baskets to manage asset class exposure and to capitalize on spread differentials in instances where there is not complete overlap between such HLS Fund’s holdings or exposure and the reference entities in the credit default swap. Also see “Other Derivatives and Structured Investments” below.

Swap agreements will tend to shift an HLS Fund’s investment exposure from one type of investment to another. For example, if an HLS Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the HLS Fund’s exposure to rising interest rates. Another example would be for an HLS Fund to exchange interest payments for inflation-linked payments. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of an HLS Fund’s investments and its share price and yield.

The HLS Funds usually enter into swaps on a net basis. The net amount of the excess, if any, of an HLS Fund’s obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If an HLS Fund enters into a swap on other than a net basis, the HLS Fund will designate the full amount of the HLS Fund’s obligations under each such swap. The HLS Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the applicable sub-adviser to be creditworthy. If a default occurs by the other party to such transaction, an HLS Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such HLS Fund’s rights as a creditor.

The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more customized in nature and  accordingly, are less liquid than swaps. There can be no assurance, however, that an HLS Fund will be able to enter into swaps or to purchase interest rate caps, collars or floors at prices or on terms the applicable sub-adviser, as appropriate, believes are advantageous to such HLS Fund. In addition, although the terms of swaps, caps, collars and floors may provide for termination, there can be no assurance that an HLS Fund will be able to terminate a swap or to sell or offset interest rate caps, collars or floors that it has purchased. Swaps, caps, collars and floors are considered by the SEC to be illiquid.

The HLS Funds may use interest rate swaps for risk management purposes, but not as a speculative investment. The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of an HLS Fund’s portfolio securities and depends on the applicable sub-adviser’s ability to predict correctly the direction and degree of movements in interest rates. Although the HLS Funds believe that use of the hedging and risk management techniques described above will benefit the HLS Funds, if the applicable sub-adviser’s judgment about the direction or extent of the movement in interest rates is incorrect, an HLS Fund’s overall performance would be worse than if it had not entered into any such transactions. For example, if an HLS Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such HLS Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

The HLS Funds may also be subject to the risk that the counterparty in a derivative transaction will default on its obligations. Derivative transactions generally involve the risk of loss due to unanticipated adverse changes in securities and loans prices, interest rates, indices or currency exchange rates, the inability to close out a position, imperfect correlation between a position and the desired hedge, tax constraints on closing out positions and portfolio management constraints on securities and loans subject to such transactions. The potential loss on derivative instruments may be substantial relative to the initial investment therein. In addition, the HLS Funds, may lose the entire premium paid for purchase options that expire before they can be profitably exercised. The HLS Funds incur transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the use of derivative instruments will be advantageous.

Asset Swaps  The Advisers HLS Fund, Global Advisers HLS Fund and Mortgage Securities HLS Fund will be permitted to purchase asset swaps where the underlying issue would otherwise be eligible for purchase by the HLS Fund. An asset swap is a structure in which a security, for example a convertible bond, which has various components is divided into those components which are sold to different investors. With a convertible bond asset swap, the equity component of the bond is separated from the fixed income component through the use of a swap. The result of the transaction for the purchaser of the fixed income component is that it obtains exposure to the issuer which is similar to the exposure it would have received had it purchased a traditional fixed income instrument of the issuer. Counterparty risk, as described under “Swap Agreements,” is the primary risk of asset swaps.

Illiquid Investments  Each HLS Fund is permitted to invest in illiquid securities or other illiquid investments. An HLS Fund will not, however, acquire illiquid securities or investments if 15% of its net assets (10% for Money Market HLS Fund) would consist of such securities or other investments. Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine an HLS Fund’s net asset value. An HLS Fund may not be able to sell illiquid securities or other investments when a sub-adviser considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on an HLS Fund’s net asset value. In addition, issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Each HLS Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the respective Company’s board of directors.

Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities or investments that are not readily marketable.

When-Issued and Delayed-Delivery Securities  Each HLS Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the HLS Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the HLS Funds may sell the securities before the settlement date if a sub-adviser deems it advisable. At the time an HLS Fund makes the commitment to purchase securities on a when-issued basis, the HLS Fund records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the HLS Fund. At the time of delivery of the securities, the value may be more or less than the purchase price.

Dollar Rolls  In connection with their ability to purchase securities on a when-issued or forward commitment basis, Advisers HLS Fund, LargeCap Growth HLS Fund, Global Advisers HLS Fund, High Yield HLS Fund, MidCap Growth HLS Fund, Mortgage Securities HLS Fund, SmallCap Value HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund may enter into “dollar rolls” in which an HLS Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The HLS Fund gives up the right to receive principal and interest paid on the securities sold. However, the HLS Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the HLS Fund compared with what such performance would have been without the use of dollar rolls. The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of a sub-adviser, as appropriate, to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by an HLS Fund while remaining substantially fully invested increases the amount of the HLS Fund’s assets that are subject to market risk to an amount that is greater than the HLS Fund’s net asset value, which could result in increased volatility of the price of the HLS Fund’s shares. Moreover, the entry into dollar rolls involves potential risks that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, an HLS Fund’s right to purchase from the counterparty may be restricted. Also, the value of the underlying security may change adversely before an HLS Fund is able to purchase them, or an HLS Fund may be required to purchase securities in connection with a dollar roll at a higher price than may be otherwise available on the open market. Further, because the counterparty may deliver a similar, not identical, security, an HLS Fund may be required to buy a security under the dollar roll that may be of less value than an identical security would have been.

Other Investment Companies  Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (“HOLDRs”), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund’s investments in investment companies may include various exchange-traded funds (“ETFs”), subject to the fund’s investment objective, policies and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund’s total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund’s total assets would be invested in any one such investment company.

REITs  Each HLS Fund, except U.S. Government Securities HLS Fund, may invest in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the HLS Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). By investing in a REIT, an HLS Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the HLS Fund.

Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

Lending Portfolio Securities  Subject to its investment restrictions set forth under “Investment Objectives and Policies”, each HLS Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income. A borrower is required to deposit cash or liquid securities as collateral that at all times will be at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of each respective HLS Fund by each HLS Fund’s lending agent pursuant to collateral investment guidelines approved by the board of directors. An HLS Fund does not have the right to receive dividends in respect of loaned securities, but the borrower is required to pay the respective Fund any dividends or distributions accruing on the loaned securities. An HLS Fund also does not have the right to vote proxies for securities on loan, but the Fund may recall the loaned securities in order to vote the proxies. The HLS Fund’s right to recall the loaned securities for purposes of voting proxies may not be exercised in order to earn additional income on the loan. For information about additional instances in which each HLS Fund’s sub-adviser may not vote proxies, see “Proxy Voting Policies and Procedures.”

While securities are on loan, each HLS Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions, and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Asset Coverage  To the extent required by SEC guidelines, an HLS Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on the HLS Fund’s books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the HLS Fund’s books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

Borrowing  Each HLS Fund may borrow money to the extent set forth under “Investment Objectives and Policies” above. The HLS Funds do not currently intend to borrow for leverage purposes, except as may be set forth under “Investment Objectives and Policies.”  Interest paid on borrowings will decrease the net earnings of an HLS Fund and will not be available for investment.

Other Derivatives and Structured Investments  Advisers HLS Fund, High Yield HLS Fund and  Total Return Bond HLS Fund may enter into total return swaps and credit default swaps as well as instruments that have a greater or lesser credit risk than the security or loan underlying that instrument. If these strategies do not work as intended,  High Yield HLS Fund and Total Return Bond HLS Fund may not achieve their goal.

High Yield HLS Fund and Total Return Bond HLS Fund may obtain exposure to fixed and floating rate bonds and loans and baskets of fixed and floating rate bonds and loans through the use of derivative instruments. Such derivative instruments have recently become increasingly available. Hartford Investment Management reserves the right to utilize these instruments and similar instruments that may be available in the future. For example, High Yield HLS Fund and Total Return Bond HLS Fund may invest in derivative instruments known as the Dow Jones CDX (“CDX”) or other similarly structured products in funded or unfunded form. CDXs are indices of credit default swaps designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. The CDX reference baskets are priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. While investing in CDXs will increase the universe of bonds and loans to which High Yield HLS Fund and Total Return Bond HLS Fund is exposed, such investments entail risks that are not typically associated with investments in other debt instruments. The liquidity of the market for CDXs will be subject to liquidity in the secured loan and credit derivatives markets. Investment in CDXs involves many of the risks associated with investments in derivative instruments discussed generally above. See Swap Agreements.

The HLS Funds (other than Money Market HLS Fund)  may invest in credit-linked notes (“CLN”) for risk management purposes, including diversification. A CLN is a derivative instrument. It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.

The HLS Funds (other than Money Market HLS Fund) may also invest in “structured” notes and other similar instruments, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected debt obligations or debt or equity securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indices reflecting bonds. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured investments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by the application of a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

The HLS Funds (other than Money Market HLS Fund) may utilize structured instruments for investment purposes and also for risk management purposes, such as to reduce the duration and interest rate sensitivity of an HLS Fund’s portfolio. While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. In some cases, depending on the terms of the embedded index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero. Structured instruments also may involve significant credit risk and risk of default by the counterparty. Although structured instruments are not necessarily illiquid, the HLS Funds believe that currently most structured instruments are illiquid. Like other sophisticated strategies, an HLS Fund’s use of structured instruments may not work as intended. If the value of the embedded index changes in a manner other than that expected by the HLS Funds, principal and/or interest payments received on the structured instrument may be substantially less than expected.

Also, if an HLS Fund uses structured instruments to reduce the duration of an HLS Fund’s portfolio, this may limit the HLS Fund’s return when having a longer duration would be beneficial (for instance, when interest rates decline).

The HLS Funds (other than Money Market HLS Fund) may invest in securities trusts, which are investment trust vehicles that maintain portfolios comprised of underlying debt securities that are generally unsecured. These instruments are purchased in the cash markets and vary as to the type of underlying security, but include such underlying securities as corporate investment grade and high yield bonds and credit default swaps. Examples include TRAINS, TRACERS, CORE and funded CDX. Holders of interests in these structured notes receive income from the trusts in respect of principal or interest paid on the underlying securities. By investing in such notes, an HLS Fund will indirectly bear its proportionate share of any expenses paid by such notes in addition to the expenses of such HLS Fund.

Investments in these structured products are subject to the same risks that would be associated with direct investments in the underlying securities of the structured notes. These risks include substantial market price volatility resulting from changes in prevailing interest rates; default or bankruptcy of issuers of the underlying securities; subordination to the prior claims of banks and other senior lenders in the case of default; and early repayment by issuers during periods of declining interest rates because of mandatory call or redemption provisions. In addition, structured note products may have difficulty disposing of the underlying securities because of thin trading markets.

Portfolio Turnover [The portfolio turnover rate for the Global Financial Services HLS Fund was significantly higher in fiscal year 2006 than in fiscal year 2005 primarily due to a transition from multiple managers to one as Mark T. Lynch took over sole responsibility for management of the Fund on December 15, 2006. Prior to this change, the fund was managed as a series of four portfolio sleeves. The portfolio turnover rates for LargeCap Growth HLS Fund, MidCap Growth HLS Fund and SmallCap Value HLS Fund were significantly higher in fiscal year 2006 than in fiscal year 2005 primarily due to changes in the funds’ sub-advisers. The portfolio turnover rate for Small Company HLS Fund was significantly higher in fiscal year 2006 than in fiscal year 2005 primarily because of the addition of Hartford Investment Management as a sub-adviser. The portfolio turnover rate for Total Return Bond HLS Fund was significantly higher in fiscal year 2006 than in fiscal year 2005 because of a shift toward a more active management style.]

Disclosure of Portfolio Holdings  The HLS Funds will disclose their complete month-end portfolio holdings on the HLS Funds’ website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The HLS Funds also will disclose its largest ten holdings or largest ten issuers on the HLS Funds’ website no earlier than 15 days after the end of each month. No information concerning portfolio holdings of an HLS Fund that may be used to harm an HLS Fund may be disclosed except as provided herein. The HLS Funds’ CCO and Chief Legal Officer will be responsible for determining whether the release of information may be harmful to an HLS Fund.

The HLS Funds, the HLS Funds’ investment manager, the HLS Funds’ distributor (collectively “Hartford”) or the HLS Funds’ investment sub-advisers (“sub-advisers”) also may disclose portfolio holdings on a more frequent basis in accordance with the following requirements. Each portfolio holdings disclosure arrangement or practice must be approved by the HLS Funds’ CCO and at least one other HLS Fund officer, based on a finding that the applicable HLS Fund has a legitimate business purpose for the arrangement or practice, it is in the interests of HLS Fund shareholders, and that the arrangement or practice is subject to an appropriate confidentiality agreement.

Portfolio holdings are disclosed to the HLS Funds’ custodian, independent registered public accounting firm, pricing service vendors and other persons who provide systems or software support in connection with HLS Fund operations, including accounting, compliance support and pricing, to the extent they require access to such information in order to fulfill their contractual obligations to the HLS Funds, and only in accordance with the above requirements.

Portfolio holdings may also be disclosed to persons assisting the HLS Funds or their sub-advisers in the voting of proxies, securities lending agents, and to the HLS Funds’ bank lenders. In connection with managing the HLS Funds, the HLS Funds’ investment manager or sub-advisers may disclose the HLS Funds’ portfolio holdings to third-party vendors that provide analytical systems services to the HLS Funds’ investment manager or sub-advisers on behalf of the HLS Funds, and to certain third party industry information vendors, institutional investment consultants, and asset allocation service providers. With respect to each of these entities, portfolio holdings information will be released only in accordance with the above requirements. From time to time, the HLS Funds may disclose portfolio holdings to other parties to the extent necessary in connection with actual or threatened litigation.

Subject to the conditions described above, the HLS Funds have entered into ongoing arrangements to disclose portfolio holdings to the following entities:

ADP, Inc.

State Street Bank and Trust Company (the HLS Funds’ Custodian)

FactSet Research Systems, Inc.

The Goldman Sachs Trust Company, d/b/a Boston Global Advisors

The Bank of New York

Banc of America Securities LLC

Bankers Systems, Inc.

Class Action Claims Management

Lipper Inc.

J.P. Morgan Securities, Inc.

Bowne & Co., Inc. – Financial printers

Brown Brothers Harriman & Co. (Corporate Actions and Trade Confirmation)

Glass Lewis

Investment Technology Group

Ernst & Young LLP (the HLS Funds’ Independent Registered Public Accounting Firm)

State Street Investment Manager Solutions (operational functions related to OTC derivative swap products)

Confluence Technologies

FT Interactive Data

Mellon Bank, N.A.

Portfolio holdings are disclosed at various times to Lipper Inc. (on a monthly basis with a lag time of two days for certain services, and on a quarterly basis with a lag time of five days for certain other services) in order to fulfill its obligations to the HLS Funds. Portfolio holdings are disclosed on a daily basis to ADP, Inc., Banc of America Securities LLC, State Street Bank and Trust Company, FactSet Research Systems, Inc., Glass Lewis, Brown Brothers Harriman & Co., Boston Global Advisors, The Bank of New York, State Street Bank and Trust Company, State Street Investment Manager Solutions, Mellon Bank, N.A. and Banc of America LLC (for certain HLS Funds). Portfolio holdings are disclosed on an on-going basis to Investment Technology Group (for certain funds), with no lag time. Portfolio holdings are disclosed to Bankers Systems, Inc., Class Action Claims Management and J.P. Morgan Securities, Inc. on a monthly basis with lag times of two calendar days, two calendar days and five calendar days, respectively. Portfolio holdings are disclosed to Confluence Technologies and FT Interactive Data on a quarterly basis with no lag time Portfolio holdings are disclosed to Bowne & Co., Inc. on a quarterly basis, with a lag time of ten business days. Portfolio holdings are disclosed to the HLS Funds’ independent registered public accounting firm at least annually and otherwise upon request as necessary to enable the HLS Funds’ independent registered public accounting firm to provide services to the HLS Funds, with no lag time. Additionally, when purchasing and selling their portfolio securities through broker-dealers, requesting bids on securities, or obtaining price quotations on securities, the HLS Funds may disclose one or more of their portfolio securities to the party effecting the transaction or providing the information.

Additionally, Hartford or its sub-advisers may provide oral or written information (“portfolio commentary”) about the HLS Funds, including, but not limited to, how a HLS Fund’s investments are divided among various sectors, industries, countries, value and growth stocks, small, mid and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to HLS Fund performance. Hartford or its sub-advisers may also provide oral or written information (“statistical information”) about various financial characteristics of an HLS Fund or its underlying portfolio securities including, but not limited to, beta, duration, maturity, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, tracking error, weighted average quality, market capitalization, percent debt to equity, dividend yield or growth, default rate, portfolio turnover, risk and style characteristics or other similar information. This portfolio commentary and statistical information about an HLS Fund may be based on an HLS Fund’s most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press, shareholders in an HLS Fund, persons considering investing in an HLS Fund or representatives of such shareholders or potential shareholders, such as financial intermediaries and fiduciaries of a 401(k) plan or a trust and their advisers. The content and nature of the information provided to each of these persons may differ.

Hartford and its sub-advisers have implemented procedures reasonably designed to ensure that (1) any disclosure of the HLS Funds’ portfolio securities is made pursuant to a practice or arrangement approved in accordance with the policy; (2) personnel who are in a position to disclose HLS Fund portfolio holdings are appropriately trained to comply with the HLS Fund’s policies regarding the disclosure of portfolio holdings; and  (3) each approved disclosure arrangement or practice by the appropriate parties is documented in reasonable detail by the applicable HLS Fund’s chief compliance officer or his/her designee.

In no event will the Hartford or its sub-advisers or any affiliate thereof be permitted to receive compensation or other consideration in connection with the disclosure of HLS Fund portfolio holdings.

The HLS Funds’ chief compliance officer is also responsible for addressing conflicts of interest between the interests of HLS Fund shareholders, on the one hand, and the interests of the HLS Funds’ investment manager, investment sub-advisers, principal underwriter, or any affiliated person of the HLS Funds, their investment manager, investment sub-advisers, or their principal underwriter, on the other. Every violation of the portfolio holdings disclosure policy must be reported to the HLS Funds’ chief compliance officer.

The Boards of Directors of the HLS Funds review and approve the HLS Funds’ policy on disclosure of portfolio holdings. The chief compliance officer of the HLS Funds’s investment manager will provide summaries of all newly approved arrangements and will report exceptions to and material violations of this policy to the Boards of Directors of the HLS Funds. There can be no assurance, however, that the HLS Funds’ portfolio holdings disclosure policy will prevent the misuse of such information by individuals or firms that receive such information.

HLS FUND MANAGEMENT

Each Company has a board of directors who elect officers who are responsible for the day-to-day operations of the HLS Funds and who execute policies formulated by the directors. The following tables set forth information about the directors and officers of the Companies. The first table relates to those directors who are deemed not to be “interested persons” of the Companies, as that term is defined in the 1940 Act (i.e., “non-interested directors”), while the second table provides information about the Companies’ “interested” directors and the Companies’ officers.

Non-Interested Directors

Name, Age and Address	Position Held With each Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
LYNN S. BIRDSONG (age 61) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2003

Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm. Since 2003, Mr. Birdsong has been an independent Director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested Director of The Japan Fund. Mr. Birdsong is also a Director of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

				90	Mr. Birdsong is an Independent Director of The Japan Fund.

ROBERT M. GAVIN (age 67) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director and Chairman of the Board	Director since 2002 (1) Director since 1986 (2) Chairman of the Board for the Company since 2004	Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota. Dr. Gavin is also a Director and Chairman of the Board of Directors of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.	90	N/A

Name, Age and Address	Position Held With each Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
DUANE E. HILL (age 62) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2001 (1) Since 2002 (2)	Mr. Hill is a Partner with TSG Ventures L.P., a private equity investment company. From 1994 to October of 1998, Mr. Hill was a member of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Director of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.	90	N/A

SANDRA S. JAFFEE (age 66) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

Ms. Jaffee is Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions. Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm, from August 2004 to August 2005. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and CEO of Citibank’s Global Securities Services (1995-2003). Ms. Jaffee is also a Director of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

				90	N/A

Name, Age and Address	Position Held With each Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
WILLIAM P. JOHNSTON (age 63) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In May 2006, Mr. Johnston was elected to the supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group, Inc. in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman. Mr. Johnston is also a Director of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

				90	Mr. Johnston is a member of the supervisory Board of Fresenius Medical Care AG & Co. KGaA. Mr. Johnston is also a member of the Boards of Directors of MultiPlan, Inc. and LifeCare Holdings, Inc.

Name, Age and Address	Position Held With each Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
PHILLIP O. PETERSON (age 63) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2002 (1) Since 2000 (2)	Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds. Mr. Peterson is also a Director of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.	90	Mr. Peterson is a member of the Board of Trustees of William Blair Funds.

Name, Age and Address	Position Held With each Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
LEMMA W. SENBET (age 61) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998-2006. Previously he was an endowed professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000-July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service. Dr. Senbet is also a Director of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

				90	N/A

*	Term of Office: Each director may serve until his or her successor is elected and qualifies.

(1)	For Hartford Series Fund, Inc.

(2)	For Hartford HLS Series Fund II, Inc.

Officers and Interested Directors

Name, Age and Address	Position Held With each Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
THOMAS M. MARRA** (age 48) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2002

Mr. Marra is President and Chief Operating Officer of The Hartford Financial Services Group, Inc. (“The Hartford”). He is also a member of the Board of Directors for The Hartford. Mr. Marra was named President and COO of The Hartford in 2007. He has served as COO of Hartford Life, Inc. since 2000, as President of Hartford Life, Inc. since 2002 and as Director of Hartford Life, Inc.’s Investment Products Division from 1998 to 2000. He currently also serves as a Director of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc. and served as Chairman of the Board of these companies from 2002 to 2004.

				90	Mr. Marra is a member of the Board of Directors of The Hartford.

LOWNDES A. SMITH** (age 68) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 1996 (1) Since 2002 (2)	Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith is also a Director of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.	90	Mr. Smith is a Director of White Mountains Insurance Group, Ltd.

Name, Age and Address	Position Held With each Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
DAVID M. ZNAMIEROWSKI** (age 47) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director (3)	Since 1999 (1) Since 2005 (2)

Mr. Znamierowski currently serves as Director and President of Hartford Investment Management Company (“Hartford Investment Management”), as Chief Investment Officer and Executive Vice President for The Hartford and Hartford Life, Inc. and as Director, Chief Investment Officer and Executive Vice President of Hartford Life Insurance Company. In addition, Mr. Znamierowski serves as a Director of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc., and The Hartford Income Shares Fund, Inc. He previously served as President and Chief Executive Officer of these companies and the Company until November 2007.

				90	Mr. Znamierowski is a Director of Hartford Investment Management Company.

Name, Age and Address	Position Held With each Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
JOHN C. WALTERS (age 45) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	President and Chief Executive Officer	Since 2007(3)

Mr. Walters currently serves as President of the U.S. Wealth Management Division and Director of Hartford Life, Inc. Mr. Walters previously served as Executive Vice President and Director of the Investment Products Division of Hartford Life, Inc. Mr. Walters also serves as Co-Chief Executive Officer and Co-President and Director of Hartford Life Insurance Company and Executive Vice President of The Hartford. Mr. Walters is also Chief Executive Officer, Manager and President of HIFSCO and HL Investment Advisors, LLC, (“HL Advisors”). In addition, he is President and Chief Executive Officer of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc. Previously, Mr. Walters was with First Union Securities.

				N/A	N/A

Name, Age and Address	Position Held With each Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
ROBERT M. ARENA, JR. (age 39) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2006

Mr. Arena serves as Senior Vice President of Hartford Life and heads its Retail Product Management Group in the U.S. Wealth Management Division. He is also Director and Senior Vice President of HASCO, Manager and Senior Vice President/Business Line Principal of HIFSCO and Manager and Senior Vice President of HL Advisors. Prior to joining The Hartford in 2004, he was Senior Vice President in charge of Product Management for American Scandia/Prudential in the individual annuities division. Mr. Arena joined American Skandia in 1996. In addition, Mr. Arena is Vice President of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

				N/A	N/A

TAMARA L. FAGELY (age 49) 500 Bielenberg Drive Woodbury, MN 55125	Vice President, Controller and Treasurer	Since 2002 (1) Since 1993 (2)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life Insurance Company, (“Hartford Life”). She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition she is Controller and Chief Financial Officer of HIFSCO. In addition, Ms. Fagely is also Vice President, Controller and Treasurer of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

				N/A	N/A

Name, Age and Address	Position Held With each Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
SUSAN FLEEGE (age 48) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	AML Compliance Officer	Since 2005

Ms. Fleege has served as Chief Compliance Officer for HASCO since 2005 and for Hartford Investor Services Company, LLC, (“HISC”) since 2006. She also serves as the AML Compliance Officer for HASCO and HISC.Prior to joining Hartford Life in 2005, Ms. Fleege was counsel for Ameriprise Financial Corportation from 2000-2005. In addition, Ms. Fleege serves as AML Compliance Officer for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

				N/A	N/A

Name, Age and Address	Position Held With each Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
THOMAS D. JONES III (age 42) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President and Chief Compliance Officer	Since 2006

Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. He is also Vice President of HIFSCO, HL Advisors, and Hartford Life. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM’’), where he worked from 1992-2004. At MLIM, Mr. Jones was responsible for the compliance oversight of various investment products, including mutual funds, wrap accounts, institutional accounts and alternative investments. In addition, Mr. Jones is Vice President and Chief Compliance Officer of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

				N/A	N/A

Name, Age and Address	Position Held With each Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
EDWARD P. MACDONALD (age 40) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President, Secretary and Chief Legal Officer	Since 2005

Mr. Macdonald serves as Assistant General Counsel and Assistant Vice President of The Hartford and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President of Hartford Administrative Services Company, (“HASCO”), Assistant Vice President of Hartford Life Insurance Company, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Prior to joining The Hartford in 2005, Mr. Macdonald was Chief Counsel, Investment Management for Prudential Financial (formerly American Skandia Investment Services, Inc.). He joined Prudential in April 1999. Additionally, Mr. Macdonald serves as Vice President, Secretary and Chief Legal Officer for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

				N/A	N/A

VERNON J. MEYER (age 43) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2006

Mr. Meyer serves as Senior Vice President of Hartford Life and Director of its Investment Advisory Group in the U.S. Wealth Management Division. He also serves as Senior Vice President of HIFSCO and HL Advisors. Prior to joining The Hartford in 2004, Mr. Meyer was with MassMutual which he joined in 1987. Mr. Meyer is also Vice President of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

				N/A	N/A

Name, Age and Address	Position Held With each Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
DENISE A. SETTIMI (age 47) c/o Hartford HLS Funds 500 Bielenberg Drive Woodbury, MN 55125	Vice President	Since 2005

Ms. Settimi currently serves as Chief Operating Officer and Assistant Vice President of HASCO. She is also Assistant Vice President of HIFSCO and Hartford Life Insurance Company. Previously, Ms. Settimi was with American Express Financial Advisors, where she was Director of Retirement Plan Services from 1997 to 2003. In addition, Ms. Settimi is a Vice President of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

				N/A	N/A

(1)	For Hartford Series Fund, Inc

(2)	For Hartford HLS Series Fund II, Inc.

(3)

Mr. Walters was duly elected as President and Chief Executive Officer of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. on November 7, 2007. Prior to Mr. Walters’ election, Mr. Znamierowski served in those capacities.

*	Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

**	“Interested person,” as defined in the 1940 Act, of each Company because of the person’s affiliation with, or equity ownership of, HL Advisors, Hartford Investment Management or affiliated companies.

All directors and officers of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. are also directors and officers of three other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Advisors serves as investment adviser.

Standing Committees  The boards of directors of the Companies have each established an Audit Committee, a Compliance Committee, an Investment Committee, a Litigation Committee and a Nominating Committee.

Each Audit Committee currently consists of the following non-interested directors: Robert M. Gavin, Sandra S. Jaffee, William P. Johnston and Phillip O. Peterson. Each Audit Committee (i) oversees the HLS Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers, (ii) assists the applicable board of directors in its oversight of the qualifications, independence and performance of the HLS Funds’ independent registered public accounting firm; the quality, objectivity and integrity of the HLS Funds’ financial statements and the independent audit thereof; and the performance of the HLS Fund’s internal audit function, and (iii) acts as a liaison between the HLS Funds’ independent registered public accounting firm and the respective full board. The HLS Funds’ independent registered accounting firm reports directly to the Audit Committees. The Audit Committees regularly report to the boards of directors.

Each Compliance Committee currently consists of Robert M. Gavin, Sandra S. Jaffee, William P. Johnston, Thomas M. Marra and Phillip O. Peterson. Each Compliance Committee assists the applicable board in its oversight of the implementation by the HLS Funds of policies and procedures that are reasonably designed to prevent the HLS Funds from violating the Federal Securities Laws.

Each Investment Committee currently consists of Lynn S. Birdsong, Duane E. Hill, Lemma W. Senbet, Lowndes A. Smith and David M. Znamierowski. Each Investment Committee, which was established on February 1, 2005, assists the applicable board in its oversight of the HLS Funds’ investment performance and related matters.

Each Litigation Committee consists of the following non-interested directors: Lynn S. Birdsong, Duane E. Hill and Sandra S. Jaffee. Each Litigation Committee, which was established on April 26, 2004, manages any legal actions that are brought by, on behalf of or against the HLS Funds, their boards and/or their non-interested directors.

Each Nominating Committee currently consists of all non-interested directors: Lynn S. Birdsong, Robert M. Gavin, Duane E. Hill, Sandra S. Jaffee, William P. Johnston, Phillip O. Peterson and Lemma Senbet. Each Nominating Committee screens and selects candidates to the applicable board of directors. Each Nominating Committee screens and selects candidates to the board of directors and periodically reviews and evaluates the compensation of the non-interested directors and makes recommendations to the board of directors regarding the compensation of, and expense reimbursement policies with respect to, non-interested directors. The Nominating Committee will consider nominees recommended by shareholders for non-interested director positions if a vacancy among the non-interested directors occurs and if the nominee meets the Committee’s criteria.

During the fiscal year ended December 31, 2007, the above-referenced committees of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. met the following number of times:  Audit Committees – 6 times, Compliance Committees – 4 times, Investment Committees – 6 times and Nominating Committees – 1 time. The Litigation Commitees did not meet during this time period.

The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2007 (i) in each HLS Fund and (ii) on an aggregate basis in any registered investment company overseen by the director within the same family of investment companies.

Non-Interested Directors

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies

Lynn S. Birdsong	[None]	[Over $100,000]

Robert M. Gavin	[None]	[Over $100,000]

Duane E. Hill	[None]	[Over $100,000]

Sandra S. Jaffee	[None]	[$50,001-$100,000]

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies

William P. Johnston	[None]	[Over $100,000]

Phillip O. Peterson	[None]	[$50,001-$100,000]

Lemma W. Senbet	[None]	[Over $100,000]

Interested Directors

Name of Director	Dollar Range of Equity Securities in the Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies

Thomas M. Marra	[Capital Appreciation HLS Fund] [International Opportunities HLS Fund] [Stock HLS Fund]	[ ] [ ] [ ]	[Over $100,000]

Lowndes A. Smith	[Capital Appreciation HLS Fund] [International Opportunities HLS Fund] [Total Return Bond HLS Fund]	[ ] [ ] [ ]	[Over $100,000]

David M. Znamierowski	[Money Market HLS Fund]	[ ]	[Over $100,000 ]

Compensation of Officers and Directors  The HLS Funds pay a portion of the chief compliance officer’s compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by The Hartford. The chart below sets forth the compensation paid by each Company to the following directors for the fiscal year ended December 31, 2007 and certain other information.

Name of Person, Position	Aggregate Compensation From Hartford Series Fund, Inc.	Aggregate Compensation From Hartford HLS Series Fund II, Inc.	Pension Or Retirement Benefits Accrued As Part Of HLS Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the HLS Funds And Fund Complex Paid To Directors*

Lynn S. Birdsong, Director	$144.00	$91,496	N/A	N/A	$180,500

Dr. Robert M. Gavin, Director	$199.00	$125,711	N/A	N/A	$248,000

Duane E. Hill, Director	$126.00	$80,091	N/A	N/A	$158,000

Sandra S. Jaffee, Director	$121.00	$76,415	N/A	N/A	$150,750

William P. Johnston, Director	$143.00	$89,720	N/A	N/A	$177,000

Phillip O. Peterson, Director	$145.00	$91,622	N/A	N/A	$180,750

Lemma W. Senbet, Director	$119.00	$76,655	N/A	N/A	$149,250

Lowndes A. Smith, Director	$139.00	$88,454	N/A	N/A	$174,500

*                 As of December 31, 2007, five registered investment companies in the fund complex paid compensation to the directors.

[As of March 31, 2008, the officers and directors of each Company as a group beneficially owned less than 1% of the outstanding shares of each class of each HLS Fund.]

Each Company’s Articles of Incorporation provide that the Company to the full extent permitted by Maryland law and the federal securities laws shall indemnify the directors and officers of the Company. The Articles of Incorporation do not authorize the Companies to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

INVESTMENT MANAGEMENT ARRANGEMENTS

Each Company, on behalf of the relevant HLS Funds, has entered into an investment management agreement with HL Investment Advisors, LLC (“HL Advisors”). Each such agreement provides that HL Advisors, subject to the supervision and approval of the applicable Company’s board of directors, is responsible for the management of the HLS Fund. HL Advisors is responsible for investment management supervision of all HLS Funds. The investment management agreements do not require HL Advisors to bear the costs of the HLS Funds’ transfer agent, registrar, and dividend disbursing agent. In addition, Hartford Life provides administrative services to the HLS Funds including personnel, services, equipment and facilities and office space for proper operation of the HLS Funds. Administrative services provided by Hartford Life to the New Hartford HLS Funds are covered by the management fee paid by each New Hartford HLS Fund to HL Advisors under the applicable investment management agreement. Each Hartford HLS Fund pays a separate fee to Hartford Life for administrative services as discussed below under “HLS Fund Administration.”  Although Hartford Life, or its affiliates, have agreed to arrange for the provision of additional services necessary for the proper operation of the HLS Funds, each HLS Fund pays for these services directly.

With respect to High Yield HLS Fund, Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and Total Return Bond HLS Fund, HL Advisors has entered into an investment services agreement with Hartford Investment Management, and with respect to LargeCap Growth HLS Fund, MidCap Growth HLS Fund and U.S. Government Securities HLS Fund, HL Advisors has entered into an investment sub-advisory agreement with Hartford Investment Management. Under the services and sub-advisory agreements, Hartford Investment Management, subject to the general supervision of the board of directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such HLS Funds and furnishing each such HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securites of the HLS Fund. With respect to the remaining HLS Funds, except for Small Company HLS Fund, SmallCap Growth HLS Fund and SmallCap Value HLS Fund, HL Advisors has entered into investment sub-advisory agreements with Wellington Management. Under the sub-advisory agreements, Wellington Management, subject to the general supervision of the board of directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such HLS Funds and furnishing each such HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for the HLS Fund. Small Company HLS Fund and SmallCap Growth HLS Fund employ a “multi-manager” approach whereby portions of each such HLS Fund’s cash flows are allocated among it’s sub-advisers. HL Advisors has entered into investment sub-advisory agreements with each of Wellington Management and Hartford Investment Management. Pursuant to the agreements, and subject to the general supervision of the board of directors and HL Advisors, Hartford Investment Management and Wellington Management each serve as a sub-adviser to each such HLS Fund, and are responsible for (among other things) the day-to-day investment management and reinvestment of the assets of a portion of the HLS Fund’s portfolio. Each of Hartford Investment Management and Wellington Management are also responsible for furnishing advice and recommendations with respect to investment and the purchase and sale of appropriate securities for their respective portions of each such HLS Fund’s portfolio. With respect to SmallCap Value HLS Fund, HL Advisors has entered into sub-advisory agreements with KAR, MetWest Capital and SSgA FM. Under the sub-advisory agreements, subject to the general supervision of the board of directors and HL Advisors, KAR, MetWest Capital and SSgA FM are responsible for (among other things) the day-to-day investment and reinvestment of the assets of SmallCap Value HLS Fund and furnishing SmallCap Value HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for SmallCap Value HLS Fund.

The HLS Funds rely on an exemptive order from the SEC under which they use a “Manager of Managers” structure. HL Advisors has responsibility, subject to oversight by the applicable board of directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HL Advisors to appoint a new sub-adviser,, not affiliated with HL Advisors with the approval of the applicable board of directors and without obtaining approval from those shareholders/contract holders that participate in the applicable HLS Fund. Within 90 days after hiring any new sub-adviser, affected shareholders/contract holders will receive information about the new sub-advisory relationship.

The specific conditions of the exemptive order are as follows:

1.                                       Before HLS Funds may rely on the exemptive order, the operation of  HLS Funds under a Manager of Managers structure must be approved by a majority of the outstanding voting securities. This approval was received in shareholder meetings held on August 12, 1999 and September 7, 2005.

2.                                       HLS Funds must disclose in their prospectuses the existence, substance and effect of the exemptive order. In addition, HLS Funds must be held out to the public as employing the Manager of Managers structure. The prospectuses will prominently disclose that HL Advisors has ultimate responsibility (subject to oversight by the board of directors) to oversee the sub-advisers and recommend their hiring, termination and replacement.

3.                                       Within ninety (90) days of the hiring of any new sub-adviser, the shareholders/contract holders participating in the relevant HLS Fund will be furnished all information about the new sub-adviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure. This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new sub-adviser. HL Advisors will meet this condition by providing shareholders/contract holders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the Securities Exchange Act of 1934, as amended (the “1934 Act”), except as modified by the order to permit aggregate fee disclosure.

4.                                       HL Advisors will not enter into a sub-advisory agreement with any affiliated sub-adviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by shareholders/contract holders.

5.                                       At all times, a majority of the board of directors of  HLS Funds will be directors who are not “interested persons,” as that term is defined in Section 2(a)(19) of the 1940 Act, of the company (“Independent Directors”), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

6.                                       When a sub-adviser change is proposed for an HLS Fund with an affiliated sub-adviser, the board of directors, including a majority of the Independent Directors, will make a separate finding, reflected in the board of directors’ minutes, that the change is in the best interests of the HLS Fund and the shareholders/contract holders participating in that HLS Fund and does not involve a conflict of interest from which HL Advisors or the affiliated sub-adviser derives an inappropriate advantage.

7.                                       HL Advisors will provide general management services to HLS Funds, including overall supervisory responsibility for the general management and investment of each  HLS Fund’s securities portfolio, and, subject to review and approval by the board of directors, will: (a) set each HLS Fund’s overall investment strategies; (b) evaluate, select and recommend sub-advisers to manage all or a part of an HLS Fund’s assets; (c) allocate and, when appropriate, reallocate an HLS Fund’s assets among multiple sub-advisers; (d) monitor and evaluate the investment performance of sub-advisers; and (e) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant HLS Fund’s investment objective, policies and restrictions.

8.                                       No director or officer of  the HLS Funds or directors or officers of HL Advisors will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in any sub-adviser except for (i) ownership of interests in HL Advisors or any entity that controls, is controlled by or is under common control with HL Advisors; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a sub-adviser or any entity that controls, is controlled by or is under common control with a sub-adviser.

9.                                       HLS Funds will include in its registration statement the aggregate fee disclosure.

10.                                 Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the HLS Fund. The selection of such counsel will be within the discretion of the then-existing Independent Directors.

11.                                HL Advisors will provide the board of directors, no less often than quarterly, with information about HL Advisors’ profitability on a per-Fund basis. Such information will reflect the impact on profitability of the hiring or termination of any sub-adviser during the applicable quarter.

12.                                When a sub-adviser is hired or terminated, HL Advisors will provide the board of directors with information showing the expected impact on HL Advisors’ profitability.

As provided by the investment management agreements, the New Hartford HLS Funds each pay a monthly management fee to HL Advisors (which covers, in addition to investment management services, certain administrative services, which are provided by Hartford Life). The Hartford HLS Funds pay a monthly investment management fee to HL Advisors, and an administration fee pursuant to an Administrative Services Agreement to Hartford Life (these investment management and administration fees are aggregated for the purposes of presentation in the table below). These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of the respective HLS Fund’s average daily net asset value as follows:

Investment Management Fees

SmallCap Value HLS Fund

Average Daily Net Assets	Annual Rate
First $50 million	0.900%
Amount Over $50 million	0.850%

Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, International Growth HLS Fund and International Small Company HLS Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.850%
Next $250 million	0.800%
Amount Over $500 million	0.750%

Equity Income HLS Fund, Growth HLS Fund, MidCap Value HLS Fund and Value HLS Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.825%
Next $250 million	0.775%
Next $500 million	0.725%
Amount Over $1 billion	0.675%

Fundamental Growth HLS Fund(1)

Average Daily Net Assets	Annual Rate
First $250 million	0.800%
Next $250 million	0.750%
Amount Over $500 million	0.700%

(1)  Effective March 30, 2007, HL Advisors has permanently reduced its management fee schedule.

MidCap Growth HLS Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.800%
Next $500 million	0.750%
Amount Over $1 billion	0.700%

Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Advisers HLS Fund, Global Growth HLS Fund, International Opportunities HLS Fund and MidCap HLS Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.775%
Next $250 million	0.725%
Next $500 million	0.675%
Amount Over $1 billion	0.625%

High Yield HLS Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.700%
Next $500 million	0.675%
Next $4 billion	0.625%
Next $5 billion	0.605%
Amount Over $10 billion	0.595%

Small Company HLS Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.775%
Next $250million	0.725%
Next $500 million	0.675%
Next $500 million	0.600%
Amount Over $1.5 billion	0.550%

Growth Opportunities HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund

Average Daily Net Assets	Annual Rate
First $100 million	0.700%
Amount Over $100 million	0.600%

Advisers HLS Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.680%
Next $250million	0.655%
Next $500 million	0.645%
Amount Over $1 billion	0.595%

LargeCap Growth HLS Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.650%
Next $500 million	0.600%
Amount Over $1 billion	0.550%

Stock HLS Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.525%
Next $250million	0.500%
Next $500 million	0.475%
Amount Over $1 billion	0.450%

Total Return Bond HLS Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.525%
Next $250million	0.500%
Next $500 million	0.475%
Next $4 billion	0.450%
Next $5 billion	0.430%
Amount Over $10 billion	0.420%

U.S. Government Securities HLS Fund

Average Daily Net Assets	Annual Rate
First $50 million	0.500%
Next $4.95 billion	0.450%
Next $5 billion	0.430%
Amount Over $10 billion	0.420%

Money Market HLS Fund(2) and Mortgage Securities HLS Fund

Average Daily Net Assets	Annual Rate
First $2 billion	0.450%
Next $3 billion	0.400%
Next $5 billion	0.380%
Amount Over $10 billion	0.370%

(2)   HL Advisors has agreed to voluntarily waive a portion of its management fees until December 31, 2008.

Index HLS Fund

Average Daily Net Assets	Annual Rate
First $2 Billion	0.300%
Next $3 billion	0.200%
Next $5 billion	0.180%
Amount Over $10 billion	0.170%

HL Advisors, not any HLS Fund, pays the sub-advisory fees to the sub-advisers. HL Advisors pays Hartford Investment Management the direct and indirect costs incurred in managing the Hartford Investment Management-advised HLS Funds. The sub-advisory fee rates are as follows:

Sub-advisory Fees

Hartford Investment Management:

LargeCap Growth HLS Fund, Index HLS Fund, High Yield HLS Fund, MidCap Growth HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Funds, Small Company HLS Fund, SmallCap Growth HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund

Average Daily Net Assets	Annual Rate
All Assets	At Cost

KAR:

SmallCap Value HLS Fund

Average Daily Net Assets	Annual Rate
First $100 million	[ ]	%
Next $100 million	[ ]	%
Amount Over $200 million	[ ]	%

MetWest Capital:

SmallCap Value HLS Fund

Average Daily Net Assets	Annual Rate
First $100 million	[ ]	%
Next $100 million	[ ]	%
Amount Over $200 million	[ ]	%

SSgA FM:

SmallCap Value HLS Fund

Average Daily Net Assets	Annual Rate
First $50 million	[ ]	%
Next $50 million	[ ]	%
Amount Over $100 million	[ ]	%

Wellington Management:

Global Equity HLS Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.500%
Next $250 million	0.450%
Next $500 million	0.400%
Amount Over $1 billion	0.350%

Advisers HLS Fund

Average Daily Net Assets	Annual Rate
First $50 million	[ ]	%
Next $100 million	[ ]	%
Next $350 million	[ ]	%
Amount Over $500 million	[ ]	%

Capital Appreciation HLS Fund (Team I)

Average Daily Net Assets	Annual Rate
All Assets	[ ]	%

Growth Opportunities HLS Fund

Average Daily Net Assets	Annual Rate
All Assets	[ ]	%

Small Company HLS Fund

Average Daily Net Assets	Annual Rate
All Assets	[ ]	%

Disciplined Equity HLS Fund, Dividend and Growth HLS Fund and Stock HLS Fund

Average Daily Net Assets	Annual Rate
First $50 million	[ ]	%
Next $100 million	[ ]	%
Next $350 million	[ ]	%
Amount Over $500 million	[ ]	%

Value HLS Fund

Average Daily Net Assets	Annual Rate
First $50 million	[ ]	%
Next $100 million	[ ]	%
Next $350 million	[ ]	%
Next $500 million	[ ]	%
Amount Over $1 billion	[ ]	%

Equity Income HLS Fund

Average Daily Net Assets	Annual Rate
First $50 million	[ ]	%
Next $100 million	[ ]	%
Next $350 million	[ ]	%
Amount Over $500 million	[ ]	%

Global Advisers HLS Fund, Global Growth HLS Fund, Growth HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund

Average Daily Net Assets	Annual Rate
First $50 million	[ ]	%
Next $100 million	[ ]	%
Next $350 million	[ ]	%
Amount Over $500 million	[ ]	%

Fundamental Growth HLS Fund

Average Daily Net Assets	Annual Rate
First $50 million	[ ]	%
Next $100 million	[ ]	%
Amount Over $150 million	[ ]	%

International Growth HLS Fund

Average Daily Net Assets	Annual Rate
First $50 million	[ ]	%
Next $100 million	[ ]	%
Next $350 million	[ ]	%
Amount Over $500 million	[ ]	%

International Small Company HLS Fund

Average Daily Net Assets	Annual Rate
First $50 million	[ ]	%
Next $100 million	[ ]	%
Amount Over $150 million	[ ]	%

Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund

Average Daily Net Assets	Annual Rate
First $100 million	[ ]	%
Next $400 million	[ ]	%
Amount Over $500 million	[ ]	%

Capital Appreciation HLS Fund (Team II)

Average Daily Net Assets	Annual Rate
First $250 million	[ ]	%
Next $250 million	[ ]	%
Next $500 million	[ ]	%
Amount Over $1 billion	[ ]	%

Because the Global Equity HLS Fund had not commenced operations as of the most recent fiscal year end, no information is available regarding fees paid by the Global Equity HLS Fund to HL Advisors or by HL Advisors to Wellington Management with respect to Global Equity HLS Fund.

For the last three fiscal years, each of the Hartford HLS Funds, other than Global Equity HLS Fund, paid management fees to HL Advisors as follows:

Fee Waiver
HLS Fund Name	Gross Fees		2007	Net Paid
Advisers HLS Fund	$	[ ]	[ ]	$	[ ]
LargeCap Growth HLS Fund	$	[ ]	[ ]	$	[ ]
Capital Appreciation HLS Fund	$	[ ]	[ ]	$	[ ]
Disciplined Equity HLS Fund	$	[ ]	[ ]	$	[ ]

Dividend and Growth HLS Fund	$	[ ]	[ ]	$	[ ]
Equity Income HLS Fund	$	[ ]	[ ]	$	[ ]
Fundamental Growth HLS Fund	$	[ ]	[ ]	$	[ ]
Global Advisers HLS Fund	$	[ ]	[ ]	$	[ ]
Global Communications HLS Fund	$	[ ]	[ ]	$	[ ]
Global Financial Services HLS Fund	$	[ ]	[ ]	$	[ ]
Global Growth HLS Fund	$	[ ]	[ ]	$	[ ]
Global Health HLS Fund	$	[ ]	[ ]	$	[ ]
Global Technology HLS Fund	$	[ ]	[ ]	$	[ ]
Growth HLS Fund	$	[ ]	[ ]	$	[ ]
Growth Opportunities HLS Fund	$	[ ]	[ ]	$	[ ]
High Yield HLS Fund	$	[ ]	[ ]	$	[ ]
Index HLS Fund	$	[ ]	[ ]	$	[ ]
International Growth HLS Fund	$	[ ]	[ ]	$	[ ]
International Opportunities HLS Fund	$	[ ]	[ ]	$	[ ]
International Small Company HLS Fund	$	[ ]	[ ]	$	[ ]
MidCap HLS Fund	$	[ ]	[ ]	$	[ ]
MidCap Growth HLS Fund	$	[ ]	[ ]	$	[ ]
MidCap Value HLS Fund	$	[ ]	[ ]	$	[ ]
Money Market HLS Fund	$	[ ]	[ ]	$	[ ]
Mortgage Securities HLS Fund	$	[ ]	[ ]	$	[ ]
Small Company HLS Fund	$	[ ]	[ ]	$	[ ]
SmallCap Growth HLS Fund	$	[ ]	[ ]	$	[ ]
SmallCap Value HLS Fund	$	[ ]	[ ]	$	[ ]
Stock HLS Fund	$	[ ]	[ ]	$	[ ]
Total Return Bond HLS Fund	$	[ ]	[ ]	$	[ ]
U.S. Government Securities HLS Fund	$	[ ]	[ ]	$	[ ]
Value HLS Fund	$	[ ]	[ ]	$	[ ]
Value Opportunities HLS Fund	$	[ ]	[ ]	$	[ ]

		Fee Waiver
HLS Fund Name	Gross Fees	2006	Net Paid
Advisers HLS Fund	$35,508,704	—	$35,508,704
LargeCap Growth HLS Fund	$1,233,912	$165,282	$1,068,630
Capital Appreciation HLS Fund	$61,248,509	—	$61,248,509
Disciplined Equity HLS Fund	$7,447,174	—	$7,447,174
Dividend and Growth HLS Fund	$29,538,781	—	$29,538,781
Equity Income HLS Fund	$2,256,895	$370,762	$1,886,133
Fundamental Growth HLS Fund	$554,766	—	$554,766
Global Advisers HLS Fund	$2,149,052	—	$2,149,052
Global Communications HLS Fund	$177,773	$102,629	$75,144
Global Financial Services HLS Fund	$247,956	$143,261	$104,695
Global Growth HLS Fund	$6,040,080	—	$6,040,080
Global Health HLS Fund	$2,704,901	—	$2,704,901
Global Technology HLS Fund	$962,587	—	$962,587
Growth HLS Fund	$3,348,546	—	$3,348,546
Growth Opportunities HLS Fund	$7,628,561	—	$7,628,561
High Yield HLS Fund	$3,757,043	$356,014	$3,401,029
Index HLS Fund	$3,455,951	$1,571,696	$1,884,255
International Growth HLS Fund	$4,408,309	—	$4,408,309
International Opportunities HLS Fund	$8,327,310	—	$8,327,310
International Small Company HLS Fund	$2,215,729	—	$2,215,729
MidCap HLS Fund	$13,102,434	—	$13,102,434

MidCap Growth HLS Fund	$487,051	$108,235	$378,816
MidCap Value HLS Fund	$6,105,128	—	$6,105,128
Money Market HLS Fund	$4,418,722	—	$4,418,722
Mortgage Securities HLS Fund	$1,440,637	—	$1,440,637
Small Company HLS Fund	$6,545,372	—	$6,545,372
SmallCap Growth HLS Fund	$6,024,811	—	$6,024,811
SmallCap Value HLS Fund	$886,326	—	$886,326
Stock HLS Fund	$13,697,009	—	$13,697,009
Total Return Bond HLS Fund	$10,201,632	—	$10,201,632
U.S. Government Securities HLS Fund	$4,286,013	—	$4,286,013
Value HLS Fund	$2,199,276	—	$2,199,276
Value Opportunities HLS Fund	$3,619,553	—	$3,619,553

		Fee Waiver
HLS Fund Name	Gross Fees	2005	Net Paid
Advisers HLS Fund	$43,688,261	$1,662,989	$42,025,272
LargeCap Growth HLS Fund	$1,400,154	$159,422	$1,240,732
Capital Appreciation HLS Fund	$56,852,204	—	$56,852,204
Disciplined Equity HLS Fund	$5,868,573	—	$5,868,573
Dividend and Growth HLS Fund	$27,662,683	—	$27,662,683
Equity Income HLS Fund	$1,439,702	$232,633	$1,207,069
Fundamental Growth HLS Fund	$559,910	$15,328	$544,582
Global Advisers HLS Fund	$2,343,671	—	$2,343,671
Global Communications HLS Fund	$179,876	$43,536	$136,340
Global Financial Services HLS Fund	$247,726	$56,768	$190,958
Global Growth HLS Fund	$6,028,890	—	$6,028,890
Global Health HLS Fund	$2,603,567	—	$2,603,567
Global Technology HLS Fund	$908,762	—	$908,762
Growth HLS Fund	$2,892,684	—	$2,892,684
Growth Opportunities HLS Fund	$6,185,673	—	$6,185,673
High Yield HLS Fund	$4,000,493	$60,577	$3,939,916
Index HLS Fund	$4,075,910	$348,166	$3,727,744
International Growth HLS Fund	$3,070,715	—	$3,070,715
International Opportunities HLS Fund	$6,792,180	—	$6,792,180
International Small Company HLS Fund	$1,355,247	—	$1,355,247
MidCap HLS Fund	$11,539,171	—	$11,539,171
MidCap Growth HLS Fund	$503,175	$112,176	$390,999
MidCap Value HLS Fund	$6,215,235	—	$6,215,235
Money Market HLS Fund	$4,091,666	—	$4,091,666
Mortgage Securities HLS Fund	$1,664,975	—	$1,664,975
Small Company HLS Fund	$5,597,754	—	$5,597,754
SmallCap Growth HLS Fund	$5,136,322	—	$5,136,322
SmallCap Value HLS Fund	$938,345	—	$938,345
Stock HLS Fund	$15,188,946	—	$15,188,946
Total Return Bond HLS Fund	$9,581,608	—	$9,581,608
U.S. Government Securities HLS Fund	$3,874,007	—	$3,874,007
Value HLS Fund	$1,883,159	—	$1,883,159
Value Opportunities HLS Fund	$2,876,199	—	$2,876,199

For the last three fiscal years, HL Advisors paid the following sub-advisory fees to Wellington Management:

Fee Waiver
HLS Fund Name	Gross Fees			2007	Net Paid
Advisers HLS Fund	$	[ ]		[ ]	$	[ ]
Capital Appreciation HLS Fund	$	[ ]		[ ]	$	[ ]
Disciplined Equity HLS Fund	$	[ ]		[ ]	$	[ ]
Dividend and Growth HLS Fund	$	[ ]		[ ]	$	[ ]
Equity Income HLS Fund	$	[ ]		[ ]	$	[ ]
Fundamental Growth HLS Fund	$	[ ]		[ ]	$	[ ]
Global Advisers HLS Fund	$	[ ]		[ ]	$	[ ]
Global Communications HLS Fund	$	[ ]		[ ]	$	[ ]
Global Financial Services HLS Fund	$	[ ]		[ ]	$	[ ]
Global Growth HLS Fund	$	[ ]		[ ]	$	[ ]
Global Health HLS Fund	$	[ ]		[ ]	$	[ ]
Global Technology HLS Fund	$	[ ]		[ ]	$	[ ]
Growth HLS Fund	$	[ ]		[ ]	$	[ ]
Growth Opportunities HLS Fund	$	[ ]		[ ]	$	[ ]
International Growth HLS Fund	$	[ ]		[ ]	$	[ ]
International Opportunities HLS Fund	$	[ ]		[ ]	$	[ ]
International Small Company HLS Fund	$	[ ]		[ ]	$	[ ]
MidCap HLS Fund	$	[ ]		[ ]	$	[ ]
MidCap Value HLS Fund	$	[ ]		[ ]	$	[ ]
Small Company HLS Fund	$	[ ]	*	[ ]	$	[ ]	*
SmallCap Growth HLS Fund	$	[ ]	*	[ ]	$	[ ]	*
Stock HLS Fund	$	[ ]		[ ]	$	[ ]
Value HLS Fund	$	[ ]		[ ]	$	[ ]
Value Opportunities HLS Fund	$	[ ]		[ ]	$	[ ]

			Fee Waiver
HLS Fund Name	Gross Fees		2006	Net Paid
Advisers HLS Fund	$10,698,914		—	$10,698,914
Capital Appreciation HLS Fund	$28,786,385		—	$28,786,385
Disciplined Equity HLS Fund	$2,682,106		—	$2,682,106
Dividend and Growth HLS Fund	$10,479,188		—	$10,479,188
Equity Income HLS Fund	$946,718		—	$946,718
Fundamental Growth HLS Fund	$306,048		—	$306,048
Global Advisers HLS Fund	$1,088,836		—	$1,088,836
Global Communications HLS Fund	$123,074		$102,629	$20,445
Global Financial Services HLS Fund	$171,662		$143,260	$28,402
Global Growth HLS Fund	$2,805,641		—	$2,805,641
Global Health HLS Fund	$1,604,938		—	$1,604,938
Global Technology HLS Fund	$618,317		—	$618,317
Growth HLS Fund	$1,507,782		—	$1,507,782
Growth Opportunities HLS Fund	$2,884,530		—	$2,884,530
International Growth HLS Fund	$1,899,993		—	$1,899,993
International Opportunities HLS Fund	$3,881,998		—	$3,881,998
International Small Company HLS Fund	$1,095,748		—	$1,095,748
MidCap HLS Fund	$6,129,142		—	$6,129,142
MidCap Value HLS Fund	$2,577,222		—	$2,577,222
Small Company HLS Fund	$3,819,552	*	—	$3,819,552	*

*       Includes the sub-advisory fees, in aggregate, paid to the fund’s sub-advisers, Hartford Investment Management and Wellington Management, for the fiscal years ended December 31, 2007 and December 31, 2006, respectively.

			Fee Waiver
HLS Fund Name	Gross Fees		2006	Net Paid
SmallCap Growth HLS Fund	$2,699,756	*	—	$2,699,756
Stock HLS Fund	$8,318,251		—	$8,318,251
Value HLS Fund	$924,171		—	$924,171
Value Opportunities HLS Fund	$1,548,185		—	$1,548,185

		Fee Waiver
HLS Fund Name	Gross Fees	2005	Net Paid
Advisers HLS Fund	$13,468,078	—	$13,468,078
Capital Appreciation HLS Fund	$26,717,251	—	$26,717,251
Disciplined Equity HLS Fund	$2,124,937	—	$2,124,937
Dividend and Growth HLS Fund	$9,816,989	—	$9,816,989
Equity Income HLS Fund	$632,432	—	$632,432
Fundamental Growth HLS Fund	$308,419	—	$308,419
Global Advisers HLS Fund	$1,181,430	—	$1,181,430
Global Communications HLS Fund	$124,530	$124,530	—
Global Financial Services HLS Fund	$171,503	$171,503	—
Global Growth HLS Fund	$2,800,360	—	$2,800,360
Global Health HLS Fund	$1,545,829	—	$1,545,829
Global Technology HLS Fund	$589,333	—	$589,333
Growth HLS Fund	$1,324,392	—	$1,324,392
Growth Opportunities HLS Fund	$2,403,503	—	$2,403,503
International Growth HLS Fund	$1,351,043	—	$1,351,043
International Opportunities HLS Fund	$3,159,556	—	$3,159,556
International Small Company HLS Fund	$710,959	—	$710,959
MidCap HLS Fund	$5,393,438	—	$5,393,438
MidCap Value HLS Fund	$2,623,518	—	$2,623,518
Small Company HLS Fund	$2,597,493	—	$2,597,493
SmallCap Growth HLS Fund	$2,053,771	—	$2,053,771
Stock HLS Fund	$9,213,262	—	$9,213,262
Value HLS Fund	$800,476	—	$800,476
Value Opportunities HLS Fund	$1,276,339	—	$1,276,339

For the last three fiscal years, HL Advisors paid the following investment services fees to Hartford Investment Management:

HLS Fund Name	2007			2006		2005
LargeCap Growth HLS Fund	$	[ ]		$121,734		$685,056	*
High Yield HLS Fund	$	[ ]		$2,195,553		$614,996
Index HLS Fund	$	[ ]		$889,450		$1,666,102	*
MidCap Growth HLS Fund	$	[ ]		$306,010		$217,572
Money Market HLS Fund	$	[ ]		$684,754		$1,318,742
Mortgage Securities HLS Fund	$	[ ]		$552,894		$536,621
Total Return Bond HLS Fund	$	[ ]		$3,471,203		$2,947,141
Small Company HLS Fund	$	[ ]	**	$3,819,552	**	—
SmallCap Growth HLS Fund	$	[ ]	**	$2,699,756	**	—
U.S. Government Securities HLS Fund	$	[ ]		$470,730		$689,183

*                           The sub-advisory fees for the fiscal year ended December 31, 2005 were paid to the fund’s previous subadvisers.

**                    Includes the sub-advisory fees, in aggregate, paid to the fund’s sub-advisers, Hartford Investment Management and Wellington Management, for the fiscal years ended December 31, 2007 and December 31, 2006, respectively.

For the last three fiscal years, HL Advisors paid the following investment services fees, in aggregate, to  KAR, MetWest Capital and SSgA FM:

HLS Fund Name	2007		2006		2005
SmallCap Value HLS Fund	$	[ ]	$528,901	**	$508,535	*

*                 The sub-advisory fees for the fiscal year ended December 31, 2005 were paid to the fund’s previous sub-advisers.

**          Includes fees earned (or accrued) by the fund’s previous sub-advisers for the period January 1, 2006 through March 20, 2006.

Pursuant to the investment management agreement and investment sub-advisory and investment services agreements, neither HL Advisors, nor the sub-advisers are liable to the HLS Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the HLS Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence (willful misfeasance, bad faith or negligence in the case of funds sub-advised by KAR and MetWest Capital and U.S. Government Securities HLS Fund) on the part of HL Advisors, or a sub-adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement. KAR, MetWest Capital, SSgA FM and Wellington Management (except with respect to Advisers HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Advisers HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small Company HLS Fund and Stock HLS Fund) have agreed to indemnify HL Advisors to the fullest extent permitted by law against any and all loss, damage, judgment, fines, amounts paid in settlement and attorneys’ fees incurred by HL Advisors, which result in whole or in part from any of KAR, MetWest Capital, SSgA FM or Wellington Management’s misfeasance, bad faith, negligence (gross negligence in the case of Wellington Management) or reckless disregard of its duties as specifically set forth in the respective sub-advisory agreement.

HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of December 31, 2007, HL Advisors had approximately $64.3 billion in assets under management.

Hartford Investment Management is located at 55 Farmington Avenue, Hartford, Connecticut 06105, was organized in 1996 and is a wholly-owned subsidiary of The Hartford. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. As of December 31, 2007, Hartford Investment Management had investment authority over approximately $148.7 billion in assets.

Wellington Management Company, LLP is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2007, Wellington Management had investment management authority with respect to approximately $588 billion in assets.

KAR is a registered investment adviser based in Los Angeles, California. The firm manages a range of portfolios for its clients using a common disciplined, high-quality investment philosophy. As of December 31, 2007, KAR had approximately $5.4 billion in assets under management. KAR is principally located at 1800 Avenue of the Stars, Los Angeles, California 90067.

MetWest Capital oversees and manages investment portfolios for institutional and individual clients throughout the United States and abroad. MetWest Capital specializes in domestic value equity (large cap and small cap), international core value equity and balanced portfolios. As of December 31, 2007, MetWest Capital had investment management authority over approximately $9.9 billion in assets. MetWest Capital is principally located at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660.

SSgA FM is registered with the SEC as an investment adviser under the 1940 Act and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East. As of December 31, 2007, SSgA FM managed approximately $144.1 billion in assets, and SSgA managed approximately $1.9 trillion in assets. SSgA FM is principally located at State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

HL Advisors, and its affiliates, may make payments from time to time from their own resources, which may include the management fees paid by the HLS Funds, to compensate broker dealers, financial institutions, and other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the HLS Funds by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

PORTFOLIO MANAGERS

Other Accounts Managed by Hartford Investment Management Portfolio Managers

The following tables list the number and types of other accounts managed by the Hartford Investment Management portfolio managers and assets under management in those accounts as of December 31, 2007:

High Yield HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts	AUM		Other Accounts	AUM
		($ mil)			($ mil)			($ mil)
Mark Niland	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

James Serhant	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Nasri Toutoungi	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Index HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts	AUM	Other Accounts	AUM
		($ mil)		($ mil)		($ mil)
Deane Gyllenhaal	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

MidCap Growth HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts	AUM	Other Accounts	AUM
		($ mil)		($ mil)		($ mil)
Hugh Whelan	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

LargeCap Growth HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts	AUM	Other Accounts	AUM
		($ mil)		($ mil)		($ mil)
Hugh Whelan	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

Money Market HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts	AUM		Other Accounts	AUM
		($ mil)			($ mil)			($ mil)
Robert Crusha	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Adam Tonkinson	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Mortgage Securities HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts	AUM		Other Accounts	AUM
		($ mil)			($ mil)			($ mil)
Christopher Hanlon	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Russell Regenauer	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Small Company HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts	AUM	Other Accounts	AUM
		($ mil)		($ mil)		($ mil)
Hugh Whelan(1)	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

SmallCap Growth HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts	AUM	Other Accounts	AUM
		($ mil)		($ mil)		($ mil)
Hugh Whelan	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

Total Return Bond HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts	AUM	Other Accounts	AUM
		($ mil)		($ mil)		($ mil)
Nasri Toutoungi	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

U.S. Government Securities HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts	AUM		Other Accounts	AUM
		($ mil)			($ mil)			($ mil)
Christopher Hanlon	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Russell Regenauer	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Conflicts of Interest between the HLS Funds Sub-advised by Hartford Investment Management Portfolio Managers and Other Accounts

In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Portfolio managers, including assistant portfolio managers, at Hartford Investment Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), commingled trust accounts, and other types of funds. The portfolios managed by portfolio managers may have investment objectives, strategies and risk profiles that differ from those of the HLS Funds. Portfolio managers make investment decisions for each portfolio, including the HLS Funds, based on the investment objectives, policies, practices and other relevant investment considerations applicable to that portfolio. Consequently, the portfolio managers may purchase securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio, and vice versa. A portfolio manager or other investment professional at Hartford Investment Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of an HLS Fund, or make investment decisions that are similar to those made for an HLS Fund, both of which have the potential to adversely impact that HLS Fund depending on market conditions. In addition, some of these portfolios have fee structures that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the HLS Funds to Hartford Investment Management. Because a portfolio manager’s compensation is affected by revenues earned by Hartford Investment Management, the incentives associated with any given HLS Fund may be significantly higher or lower than those associated with other accounts managed by a given portfolio manager.

Hartford Investment Management’s goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. Hartford Investment Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Hartford Investment Management monitors a variety of areas, including compliance with HLS Funds’ primary guidelines, the allocation of securities, and compliance with Hartford Investment Management’s Code of Ethics. Furthermore, senior investment and business personnel at Hartford Investment Management periodically review the performance of Hartford Investment Management’s portfolio managers. Although Hartford Investment Management does not track the time a portfolio manager spends on a single portfolio, Hartford Investment Management does periodically assess whether a portfolio manager has adequate time and resources to effectively manage the portfolio manager’s overall book of business.

Material conflicts of interest may arise when allocating and/or aggregating trades. Hartford Investment Management may aggregate into a single trade order several individual contemporaneous client trade orders for a single security, absent specific client directions to the contrary. It is the policy of Hartford Investment Management that when a decision is made to aggregate transactions on behalf of more than one account (including the HLS Funds or other accounts over which it has discretionary authority), such transactions will be allocated to all participating client accounts in a fair and equitable manner in accordance with Hartford Investment Management’s trade allocation policy, which is described in Hartford Investment Management’s Form ADV. Hartford Investment Management’s compliance unit monitors block transactions to assure adherence to the trade allocation policy, and will inform Hartford Investment Management’s Issue Resolution Council of any non-compliant transactions.

Compensation of Hartford Investment Management Portfolio Managers

Hartford Investment Management’s portfolio managers are generally responsible for multiple accounts with similar investment strategies. Portfolio managers are compensated on the performance of the aggregate group of similar accounts rather than for a specific HLS Fund.

The compensation package for portfolio managers consists of three components, which are fixed base pay, annual incentive and long-term incentive. The base pay program provides a level of base pay that is competitive with the marketplace and reflects a portfolio manager’s contribution to Hartford Investment Management’s success.

The annual incentive plan provides cash bonuses dependent on both Hartford Investment Management’s overall performance and individual contributions. A portion of the bonus pool is determined based on the aggregate portfolio pre-tax performance results over three years relative to peer groups and benchmarks, and the remaining portion is based on current year operating income relative to the operating plan.

Bonuses for portfolio managers vary depending on the scope of accountability and experience level of the individual portfolio manager. An individual’s award is based upon qualitatitive and quantitative factors including the relative performance of their assigned portfolios compared to a peer group and benchmark. A listing of each HLS Fund and the benchmark by which such HLS Fund is measured can be found below and is primarily geared to reward top quartile performance on a trailing three-year basis. Qualitative factors such as leadership, teamwork and overall contribution made during the year are also considered.

The long-term incentive plan provides an opportunity for portfolio managers and other key contributors to Hartford Investment Management to be rewarded in the future based on the continued profitable growth of Hartford Investment Management. A designated portion of Hartford Investment Management’s net operating income will be allocated to long-term incentive awards each year. The size of actual individual awards will vary greatly. The awards will vest over three years for most participants and five years for Hartford Investment Management’s Managing Directors. The value of the awards will increase at the growth rate of operating income each year during the vesting period. Awards will be paid in cash at the end of the vesting period.

All portfolio managers are eligible to participate in The Hartford’s standard employee health and welfare programs, including retirement.

The benchmark by which each HLS Fund’s performance is measured for compensation purposes is as follows:

HLS Fund	Benchmark

LargeCap Growth HLS Fund	Russell 1000 Growth Index

High Yield HLS Fund	Lehman Corporate High Yield Index

Index HLS Fund	S&P 500 Index

MidCap Growth HLS Fund	Russell Mid Cap Growth Index

Money Market HLS Fund	60 Day T-Bill

Mortgage Securities HLS Fund	Lehman Mortgage-Backed Index

Small Company HLS Fund	Russell 2000 Growth Index
Lipper MF Small Cap Growth Average

SmallCap Growth HLS Fund	Russell 2000 Growth Index

Total Return Bond HLS Fund	Lehman Aggregate Index

U.S. Government Securities HLS Fund	Lehman U.S. Intermediate Government Index

Equity Securities Beneficially Owned by Hartford Investment Management Portfolio Managers

The dollar ranges of equity securities beneficially owned by Hartford Investment Management portfolio managers in the HLS Funds they sub-advise are as follows as of December 31, 2007:

Portfolio Manager	HLS Fund(s) Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned
Robert Crusha	Money Market HLS Fund	[None]

Deane Gyllenhaal	Index HLS Fund	[None]

Christopher Hanlon	Mortgage Securities HLS Fund	[None]
	U.S. Government Securities HLS Fund	[None]

Mark Niland	High Yield HLS Fund	$[ ]

Russell Regenauer	Mortgage Securities HLS Fund	[None]
	U.S. Government Securities HLS Fund	[None]

James Serhant	High Yield HLS Fund	[None]

Adam Tonkinson	Money Market HLS Fund	[None]

Nasri Toutoungi	High Yield HLS Fund	$[ ]
	Total Return Bond HLS Fund	[None]

Hugh Whelan	LargeCap Growth HLS Fund	[None]
	MidCap Growth HLS Fund	[None]
	Small Company HLS Fund	[None]
	SmallCap Growth HLS Fund	[None]

Other Accounts Managed by Wellington Management Portfolio Managers

The following tables list the number and types of other accounts managed by the Wellington Management portfolio managers and assets under management in those accounts as of December 31, 2007:

Advisers HLS Fund

Portfolio Manager	Registered Investment Company Accounts		AUM		Pooled Accounts	AUM		Other Accounts	AUM
			($ mil)			($ mil)			($ mil)
Christopher L. Gootkind	[ ]	(1)	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Peter I. Higgins	[ ]		$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Steven T. Irons	[ ]		$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

John C. Keogh	[ ]	(1)	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

(1)                   The advisory fee for [        ] of these registered investment company accounts is based upon performance. Assets under management in those registered investment company accounts total $[        ].

Capital Appreciation HLS Fund

Portfolio Manager	Registered Investment Company Accounts		AUM		Pooled Accounts		AUM		Other Accounts		AUM
			($ mil)				($ mil)				($ mil)
Mario E. Abularach	[ ]		$	[ ]	[ ]		$	[ ]	[ ]	(1)	$	[ ]

Frank D. Catrickes	[ ]		$	[ ]	[ ]	(2)	$	[ ]	[ ]		$	[ ]

Nicolas M. Choumenkovitch	[ ]		$	[ ]	[ ]	(3)	$	[ ]	[ ]	(3)	$	[ ]

David R. Fassnacht	[ ]	(4)	$	[ ]	[ ]		$	[ ]	[ ]	(4)	$	[ ]

Peter I. Higgins	[ ]		$	[ ]	[ ]		$	[ ]	[ ]		$	[ ]

Jeffrey L. Kripke	[ ]		$	[ ]	[ ]	(5)	$	[ ]	[ ]	(5)	$	[ ]

Paul E. Marrkand	[ ]	(6)	$	[ ]	[ ]		$	[ ]	[ ]		$	[ ]

James N. Mordy	[ ]		$	[ ]	[ ]		$	[ ]	[ ]	(7)	$	[ ]

David W. Palmer	[ ]		$	[ ]	[ ]		$	[ ]	[ ]		$	[ ]

Saul J. Pannell	[ ]		$	[ ]	[ ]	(8)	$	[ ]	[ ]		$	[ ]

(1)	The advisory fee for [ ] of these other accounts is based upon performance. Assets under management in that other account total $[ ].
(2)	The advisory fee for [ ] of these pooled accounts is based upon performance. Assets under management in those pooled accounts total $[ ].
(3)

The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in these pooled accounts and other accounts total $[        ] and $[        ], respectively.

(4)

The advisory fee for [        ] of these registered investment company accounts and [        ] of these other accounts is based upon performance. Assets under management in those registered investment company account and that other account total $[        ] million and $[        ] million, respectively.

(5)

The advisory fee for one of these pooled accounts and four of these other accounts is based upon performance. Assets under management in that pooled account and those other accounts total $[        ] and $[        ], respectively.

(6)	The advisory fee for this registered investment company account is based upon performance.

(7)	The advisory fee for [ ] of these other accounts is based upon performance. Assets under management in those other accounts total $[ ].
(8)	The advisory fee for [ ] of these pooled accounts is based upon performance. Assets under management in those pooled accounts total $[ ].

Disciplined Equity HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts	AUM	Other Accounts		AUM
		($ mil)		($ mil)			($ mil)
Mammen Chally	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	(1)	$ [ ]

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts	AUM	Other Accounts		AUM
		($ mil)		($ mil)			($ mil)
James A. Rullo	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	(2)	$ [ ]

(1)	The advisory fee for [ ] of these other accounts is based upon performance. Assets under management in those other accounts total $[ ].
(2)	The advisory fee for [ ] of these other accounts is based upon performance. Assets under management in those other accounts total $[ ].

Dividend and Growth HLS Fund

Portfolio Manager	Registered Investment Company Accounts		AUM	Pooled Accounts	AUM	Other Accounts	AUM
			($ mil)		($ mil)		($ mil)
Edward P. Bousa	[ ]	(1)	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

(1)                   The advisory fee for [        ] of these registered investment company accounts is based upon performance. Assets under management in those registered investment company accounts total $[        ].

Equity Income HLS Fund

Portfolio Manager	Registered Investment Company Accounts		AUM		Pooled Accounts	AUM		Other Accounts	AUM
			($ mil)			($ mil)			($ mil)
John R. Ryan	[ ]	(1)	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Karen H. Grimes	[ ]		$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

W. Michael Reckmeyer	[ ]		$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Ian R. Link	[ ]		$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

(1)                   The advisory fee for [        ] of these registered investment company accounts is based upon performance. Assets under management in those registered investment company accounts total $[        ].

Fundamental Growth HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts	AUM	Other Accounts		AUM
		($ mil)		($ mil)			($ mil)
Francis J. Boggan	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	(1)	$ [ ]

(1)                   The advisory fee for [        ] of these other accounts is based upon performance. Assets under management in that other account total $[        ].

Global Advisers HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts		AUM		Other Accounts		AUM
		($ mil)				($ mil)				($ mil)
Jean-Marc Berteaux	[ ]	$	[ ]	[ ]		$	[ ]	[ ]	(1)	$	[ ]

Scott M. Elliott	[ ]	$	[ ]	[ ]	(2)	$	[ ]	[ ]	(2)	$	[ ]

Robert L. Evans	[ ]	$	[ ]	[ ]		$	[ ]	[ ]	(3)	$	[ ]

Evan S. Grace	[ ]	$	[ ]	[ ]		$	[ ]	[ ]	(4)	$	[ ]

Matthew D. Hudson	[ ]	$	[ ]	[ ]		$	[ ]	[ ]	(1)	$	[ ]

Andrew S. Offit	[ ]	$	[ ]	[ ]		$	[ ]	[ ]	(1)	$	[ ]

(1)	The advisory fee for [ ] of these other accounts is based upon performance. Assets under management in that other account total $[ ].
(2)

The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in that pooled account and other account total $[        ] and $[        ], respectively.

(3)	The advisory fee for [ ] of these other accounts is based upon performance. Assets under management in those other accounts total $[ ].
(4)	The advisory fee for [ ] of these other accounts is based upon performance. Assets under management in that other account total $[ ].

Global Communications HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts	AUM	Other Accounts		AUM
		($ mil)		($ mil)			($ mil)
Archana Basi	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	(1)	$ [ ]

(1)	The advisory fee for [ ] of these other accounts is based upon performance. Assets under management in those other accounts total $[ ].

Global Equity HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts	AUM		Other Accounts	AUM
		($ mil)			($ mil)			($ mil)
Mark D. Mandel	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Cheryl M. Duckworth	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Global Financial Services HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts		AUM	Other Accounts		AUM
		($ mil)			($ mil)			($ mil)
Mark T. Lynch	[ ]	$ [ ]	[ ]	(1)	$ [ ]	[ ]	(1)	$ [ ]

(1)                   The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in those pooled accounts and other accounts total $[        ] and $[        ], respectively.

Global Growth HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts	AUM		Other Accounts		AUM
		($ mil)			($ mil)				($ mil)
Jean-Marc Berteaux	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	(1)	$	[ ]

Matthew D. Hudson	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	(1)	$	[ ]

Andrew S. Offit	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	(1)	$	[ ]

(1)                   The advisory fee for [        ] of these other accounts is based upon performance. Assets under management in that other account total $[        ].

Global Health HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts		AUM		Other Accounts		AUM
		($ mil)				($ mil)				($ mil)
Robert L. Deresiewicz	[ ]	$	[ ]	[ ]	(1)	$	[ ]	[ ]	(1)	$	[ ]

Ann C. Gallo	[ ]	$	[ ]	[ ]	(2)	$	[ ]	[ ]	(2)	$	[ ]

Jean M. Hynes	[ ]	$	[ ]	[ ]	(3)	$	[ ]	[ ]	(3)	$	[ ]

Kirk J. Mayer	[ ]	$	[ ]	[ ]	(4)	$	[ ]	[ ]	(4)	$	[ ]

Joseph H. Schwartz	[ ]	$	[ ]	[ ]	(5)	$	[ ]	[ ]	(5)	$	[ ]

(1)                   The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in that pooled account and those other accounts total $[        ] and $[        ], respectively.

(2)                   The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in that pooled account and those other accounts total $[        ] and $[        ], respectively.

(3)                   The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in that pooled account and those other accounts total $[        ] and $[        ], respectively.

(4)                   The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in that pooled account and those other accounts total $[        ] and $[        ], respectively.

(5)                   The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in that pooled account and those other accounts total $[        ] and $[        ], respectively.

Global Technology HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts		AUM		Other Accounts		AUM
		($ mil)				($ mil)				($ mil)
John F. Averill	[ ]	$	[ ]	[ ]	(1)	$	[ ]	[ ]	(1)	$	[ ]

Bruce L. Glazer	[ ]	$	[ ]	[ ]	(2)	$	[ ]	[ ]	(2)	$	[ ]

Anita M. Killian	[ ]	$	[ ]	[ ]	(3)	$	[ ]	[ ]	(3)	$	[ ]

Scott E. Simpson	[ ]	$	[ ]	[ ]	(4)	$	[ ]	[ ]	(4)	$	[ ]

Eric C. Stromquist	[ ]	$	[ ]	[ ]	(5)	$	[ ]	[ ]	(5)	$	[ ]

(1)                   The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in those pooled accounts and other accounts total $[        ] and $[        ], respectively.

(2)                   The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in those pooled accounts and other accounts total $[        ] and $[        ], respectively.

(3)                   The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in that pooled account and those other accounts total $[        ] and $[        ], respectively.

(4)                   The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in that pooled account and those other accounts total $[        ] and $[        ], respectively.

(5)                   The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in those pooled accounts and other accounts total $[        ] and $[        ], respectively.

Growth HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts		AUM		Other Accounts		AUM
		($ mil)				($ mil)				($ mil)
John A. Boselli	[ ]	$	[ ]	[ ]	(1)	$	[ ]	[ ]	(1)	$	[ ]

Andrew J. Shilling	[ ]	$	[ ]	[ ]	(2)	$	[ ]	[ ]	(2)	$	[ ]

(1)               The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in that pooled account and those other accounts total $[        ] million and $[        ], respectively.

(2)               The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in that pooled account and those other accounts total $[        ] and $[        ], respectively.

Growth Opportunities HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts	AUM	Other Accounts		AUM
		($ mil)		($ mil)			($ mil)
Mario E. Abularach	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	(1)	$ [ ]

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts		AUM	Other Accounts	AUM
		($ mil)			($ mil)		($ mil)
Michael T. Carmen	[ ]	$ [ ]	[ ]	(2)	$ [ ]	[ ]	$ [ ]

(1)                   The advisory fee for [        ] of these other accounts is based upon performance. Assets under management in that other account total $[        ].

(2)                   The advisory fee for [        ] of these pooled accounts is based upon performance. Assets under management in those pooled accounts total $[        ].

International Growth HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts	AUM		Other Accounts		AUM
		($ mil)			($ mil)				($ mil)
Jean-Marc Berteaux	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	(1)	$	[ ]

Matthew D. Hudson	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	(1)	$	[ ]

Andrew S. Offit	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	(1)	$	[ ]

(1)                   The advisory fee for [        ] of these other accounts is based upon performance. Assets under management in that other account total $[        ].

International Opportunities HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts		AUM	Other Accounts		AUM
		($ mil)			($ mil)			($ mil)
Nicolas M. Choumenkovitch	[ ]	$ [ ]	[ ]	(1)	$ [ ]	[ ]	(1)	$ [ ]

(1)                   The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in those pooled accounts and other accounts total $[        ] and $[        ], respectively.

International Small Company HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts	AUM		Other Accounts		AUM
		($ mil)			($ mil)				($ mil)
Daniel Maguire	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	(1)	$	[ ]

Simon H. Thomas	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	(1)	$	[ ]

(1)                   The advisory fee for [        ] of these other accounts is based upon performance. Assets under management in that other account total $[        ].

MidCap HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts		AUM	Other Accounts		AUM
		($ mil)			($ mil)			($ mil)
Philip H. Perelmuter	[ ]	$ [ ]	[ ]	(1)	$ [ ]	[ ]	(1)	$ [ ]

(1)                   The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in that pooled account and those other accounts total $[        ] and $[        ].

MidCap Value HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts	AUM	Other Accounts	AUM
		($ mil)		($ mil)		($ mil)
James N. Mordy	[ ]	$ [ ]	[ ]	$ [ ]	[ ](1)	$ [ ]

(1)                   The advisory fee for [        ] of these registered investment company accounts is based upon performance. Assets under management in those registered investment company accounts total $[        ].

Small Company HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts		AUM		Other Accounts		AUM
		($ mil)				($ mil)				($ mil)
Mario E. Abularach	[ ]	$	[ ]	[ ]		$	[ ]	[ ]	(1)	$	[ ]

Steven C. Angeli	[ ]	$	[ ]	[ ]	(2)	$	[ ]	[ ]	(2)	$	[ ]

Stephen C. Mortimer	[ ]	$	[ ]	[ ]		$	[ ]	[ ]	(1)	$	[ ]

(1)                   The advisory fee for [        ] of these other accounts is based upon performance. Assets under management in that other account total $[        ].

(2)                   The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in those pooled accounts and that other account total $[        ] and $[        ], respectively.

SmallCap Growth HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts	AUM		Other Accounts		AUM
		($ mil)			($ mil)				($ mil)
Doris T. Dwyer	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	(1)	$	[ ]

David J. Elliott	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	(1)	$	[ ]

(1)                   The advisory fee for [        ] of these other accounts is based upon performance. Assets under management in those other accounts total $[        ].

Stock HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts	AUM		Other Accounts	AUM
		($ mil)			($ mil)			($ mil)
Peter I. Higgins	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Steven T. Irons	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Value HLS Fund

Portfolio Manager	Registered Investment Company Accounts		AUM		Pooled Accounts	AUM		Other Accounts	AUM
			($ mil)			($ mil)			($ mil)
John R. Ryan	[ ]	(1)	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Karen H. Grimes	[ ]		$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

W. Michael Reckmeyer	[ ]		$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Ian R: Link	[ ]		$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

(1)                   The advisory fee for [        ] of these registered investment company accounts is based upon performance. Assets under management in those registered investment company accounts total $[        ].

Value Opportunities HLS Fund

Portfolio Manager	Registered Investment Company Accounts		AUM		Pooled Accounts	AUM		Other Accounts		AUM
			($ mil)			($ mil)				($ mil)
David R. Fassnacht	[ ]	(1)	$	[ ]	[ ]	$	[ ]	[ ]	(1)	$	[ ]

James N. Mordy	[ ]		$	[ ]	[ ]	$	[ ]	[ ]	(2)	$	[ ]

David W. Palmer	[ ]		$	[ ]	[ ]	$	[ ]	[ ]		$	[ ]

(1)                   The advisory fee for [        ] of these registered investment company accounts and [        ] of these other accounts is based upon performance. Assets under management in those registered investment company accounts and that other account total $[        ] and $[        ], respectively.

(2)                   The advisory fee for [        ] of these other accounts is based upon performance. Assets under management in those other accounts total $[        ].

Conflicts of Interest between the HLS Funds Sub-advised by Wellington Management Portfolio Managers and Other Accounts

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each HLS Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of that HLS Fund (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant HLS Fund. The Investment Professionals make investment decisions for each account, including the relevant HLS Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant HLS Fund and thus the accounts may have similar, and in some cases nearly indentical, objectives, strategies and/or holdings to that of the relevant HLS Fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant HLS Fund, or make investment decisions that are similar to those made for the relevant HLS Fund, both of which have the potential to adversely impact the relevant HLS Fund depending on market conditions. For example, an Investment Professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant HLS Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant HLS Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees paid by the relevant HLS Fund to Wellington Management. Messrs. Angeli, Carmen, Deresiewicz, Glazer, Lynch, Mayer, Pannell, Schwartz and Stromquist and Ms. Gallo and Ms. Hynes also manage hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management, and where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in tbe other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single account, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional’s various client mandates.

Compensation of Wellington Management Portfolio Managers

HL Advisors pays Wellington Management a fee based on the assets under management of each HLS Fund as set forth in the relevant Investment Sub-Advisory Agreement between Wellington Management and HL Advisors on behalf of each HLS Fund. Wellington Management pays its Investment Professionals out of its total revenues and other resources, including the advisory fees earned with respect to each HLS Fund. The following information relates to the fiscal year ended December 31, 2007.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of its Investment Professionals includes a base salary and incentive components.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of its Investment Professionals includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management, is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for all other Investment Professionals are determined by the Investment Professional’s experience and performance in their roles as Investment Professionals. Base salaries for Wellington

Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm.

Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the HLS Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each equity Investment Professional’s incentive payment relating to the relevant HLS Fund is linked to the gross pre-tax performance of the portion of the HLS Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Except as noted below, Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees. With respect to International Small Company HLS Fund, each Investment Professional’s incentive payment is a flat rate which is not linked to benchmark performance. Fixed income Investment Professionals’ incentive on the relevant HLS Funds are based on the revenues earned by Wellington Management, which have no performance-related component.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. The following individuals are partners of the firm:

Steven C. Angeli
John F. Averill
Archana Basi
Jean-Marc Berteaux
Francis J. Boggan
John A. Boselli
Edward P. Bousa
Michael T. Carmen
Frank D. Catrickes
Nicolas M. Choumenkovitch
Cheryl M. Duckworth
Scott M. Elliott
Robert L. Evans
David R. Fassnacht
Ann C. Gallo
Bruce L. Glazer
Peter I. Higgins
Jean M. Hynes
Steven T. Irons
John C. Keogh
Anita M. Killian
Mark T. Lynch
Mark D. Mandel
James N. Mordy
Andrew S. Offit
Saul J. Pannell
Phillip H. Perelmuter
James A. Rullo
John R. Ryan
Joseph H. Schwartz
Andrew J. Shilling
Scott E. Simpson
Eric Stromquist

Wellington Management’s incentive payments to its Investment Professionals are based on comparisons of each Investment Professional’s performance relative to the following benchmark and/or relevant peer group which are utilized to measure both one and three year performance, except where noted:

HLS Fund	Benchmark(s) / Peer Groups for Incentive Period(1)
Advisers HLS Fund(2)	S&P 500 Index
Lipper MF Large Cap Core Index

Capital Appreciation HLS Fund(3)	Russell 2500 Growth (Abularach)

HLS Fund	Benchmark(s) / Peer Groups for Incentive Period(1)

Russell 3000 Value (Palmer, Fassnacht, Mordy)
Russell 3000 (Catrickes, Higgins, Pannell)
MSCI World (Choumenkovitch)
Russell 1000 (Kripke)
Russell 1000 Growth (Marrkand)
Lipper EQ MF Average: Multi-Cap Core (Gross)(All except Pannell)
Gross Lipper Multi Cap Core Index (Pannell)

Disciplined Equity HLS Fund	S&P 500 Index

Dividend and Growth HLS Fund	S&P 500 Index
Lipper MF Equity Income Average

Equity Income HLS Fund	Russell 1000 Value Index
Lipper VP Equity Income Average

Fundamental Growth HLS Fund(4)	Russell 1000 Growth Index
Lipper Large Cap Growth Average

Global Advisers HLS Fund(2)	MSCI World Growth Index
Lipper MF Global Large-Cap Growth Average

Global Communications HLS Fund	MSCI AC Telecommunications Index

Global Equity HLS Fund	[ ]

Global Financial Services HLS Fund	MSCI Finance ex Real Estate Index
Lipper MF Financial Services Average

Global Growth HLS Fund	MSCI World Growth Index
Lipper Global Large Cap Growth Average

Global Health HLS Fund	Goldman Sachs Health Care Index
Lipper Health & Biotechnology Average

Global Technology HLS Fund	Goldman Sachs Technology Total Return Index
Lipper MF Science and Technology Average

Growth HLS Fund	Russell 1000 Growth Index
Lipper MF Large Cap Growth Average

Growth Opportunities HLS Fund	Russell 3000 Growth Index
Lipper MF Multi Cap Growth Average

International Growth HLS Fund	MSCI International EAFE Growth Index
Lipper MF International Multi-Cap Growth Average

International Opportunities HLS Fund	MSCI AC World Free ex US Index
Lipper MF International Large Cap Core Average

International Small Company HLS Fund	N/A

HLS Fund	Benchmark(s) / Peer Groups for Incentive Period(1)
MidCap HLS Fund	S&P MidCap 400 Index
Lipper MF Mid Cap Core Average

MidCap Value HLS Fund	Russell 2500 Value Index
Lipper MF Mid Cap Value Average

Small Company HLS Fund	Russell 2000 Growth Index
Lipper MF Small Cap Growth Average

SmallCap Growth HLS Fund	Russell 2000 Growth Index

Stock HLS Fund	S&P 500 Index
Lipper MF Large Cap Core Index

Value HLS Fund	Russell 1000 Value Index
Lipper MF Large Cap Value Average

Value Opportunities HLS Fund	Russell 3000 Value Index
Lipper MF Multi Cap Value Average

(1)                   For HLS Funds with multiple benchmarks/peer groups, allocations are weighted equally.

(2)                   Equity portion only of each of the Advisers HLS Fund and the Global Advisers HLS Fund, respectively.

(3)                   Prior to January 1, 2007, the benchmark/peer groups allocations for Messr. Catrickes and Pannell were weighted equally. The benchmark/peer groups are weighted 60%/40%, respectively, for this fund.

Equity Securities Beneficially Owned by Wellington Management Portfolio Managers

The dollar ranges of equity securities beneficially owned by Wellington Management portfolio managers in the HLS Funds they sub-advise are as follows as of December 31, 2007:

Portfolio Manager	HLS Fund(s) Sub-advised	Dollar Range of Equity Securities Beneficially Owned
Mario E. Abularach	Capital Appreciation HLS Fund	[None]
	Growth Opportunities HLS Fund	[None]
	Small Company HLS Fund	[None]

Steven C. Angeli	Small Company HLS Fund	[None]

John F. Averill	Global Technology HLS Fund	[None]

Archana Basi	Global Communications HLS Fund	[None]

Jean-Marc Berteaux	Global Advisers HLS Fund	[None]
	Global Growth HLS Fund	[None]
	International Growth HLS Fund	[None]

Francis J. Boggan	Fundamental Growth HLS Fund	[None]

John A. Boselli	Growth HLS Fund	[None]

Edward P. Bousa	Dividend and Growth HLS Fund	[None]

Portfolio Manager	HLS Fund(s) Sub-advised	Dollar Range of Equity Securities Beneficially Owned
Michael T. Carmen	Growth Opportunities HLS Fund	[None]

Frank D. Catrickes	Capital Appreciation HLS Fund	$[ ]

Mammen Chally	Disciplined Equity HLS Fund	[None]

Nicolas M. Choumenkovitch	Capital Appreciation HLS Fund	[None]
	International Opportunities HLS Fund	[None]

Robert L. Deresiewicz	Global Health HLS Fund	[None]

Cheryl M. Duckworth	Global Equity HLS Fund	[None]

Doris T. Dwyer	SmallCap Growth HLS Fund	[None]

David J. Elliott	SmallCap Growth HLS Fund	[None]

Scott M. Elliott	Global Advisers HLS Fund	[None]

Robert L. Evans	Global Advisers HLS Fund	[None]

David R. Fassnacht	Capital Appreciation HLS Fund	[None]
	Value Opportunities HLS Fund	$[ ]

Ann C. Gallo	Global Health HLS Fund	[None]

Bruce L. Glazer	Global Technology HLS Fund	[None]

Christopher L. Gootkind	Advisers HLS Fund	$[ ]

Karen H. Grimes	Equity Income HLS Fund	[None]
	Value HLS Fund	[None]

Evan S. Grace	Global Advisers HLS Fund	[None]

Jean M. Hynes	Global Health HLS Fund	[None]

Peter I. Higgins	Advisers HLS Fund	[None]
	Capital Appreciation HLS Fund	None
	Stock HLS Fund	$[ ]

Matthew D. Hudson	Global Advisers HLS Fund	[None]
	Global Growth HLS Fund	[None]
	International Growth HLS Fund	[None]

Steven T. Irons	Advisers HLS Fund	[None]
	Stock HLS Fund	[None]

John C. Keogh	Advisers HLS Fund	[None]

Anita M. Killian	Global Technology HLS Fund	[None]

Portfolio Manager	HLS Fund(s) Sub-advised	Dollar Range of Equity Securities Beneficially Owned
Jeffrey L. Kripke	Capital Appreciation HLS Fund	[None]

Ian R. Link	Equity Income HLS Fund	[None]
	Value HLS Fund	[None]

Mark T. Lynch	Global Financial Services HLS Fund	$[ ]

Daniel Maguire	International Small Company HLS Fund	[None]

Mark D. Mandel	Global Equity HLS Fund	[None]

Paul E. Marrkand	Capital Appreciation HLS Fund	[None]

Kirk J. Mayer	Global Health HLS Fund	[None]

James N. Mordy	Capital Appreciation HLS Fund	[None]
	MidCap Value HLS Fund	[None]
	Value Opportunities HLS Fund	[None]

Stephen C. Mortimer	Small Company HLS Fund	[None]

Andrew S. Offit	Global Advisers HLS Fund	[None]
	Global Growth HLS Fund	[None]
	International Growth HLS Fund	[None]

David W. Palmer	Capital Appreciation HLS Fund	[None]
	Value Opportunities HLS Fund	[None]

Saul J. Pannell	Capital Appreciation HLS Fund	$[ ]

Philip H. Perelmuter	MidCap HLS Fund	[None]

W. Michael Reckmeyer, III	Equity Income HLS Fund	[None]
	Value HLS Fund	[None]

John R. Ryan	Equity Income HLS Fund	[None]
	Value HLS Fund	[None]

James A. Rullo	Disciplined Equity HLS Fund	[None]

Joseph H. Schwartz	Global Health HLS Fund	[None]

Andrew J. Shilling	Growth HLS Fund	[None]

Scott E. Simpson	Global Technology HLS Fund	[None]

Eric C. Stromquist	Global Technology HLS Fund	[None]

Simon H. Thomas	International Small Company HLS Fund	[None]

Other Accounts Managed by Kayne Anderson Rudnick Investment Management, LLC

The following table lists the number and types of other accounts managed by the KAR portfolio managers and assets under management in those accounts as of December 31, 2007:

SmallCap Value HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM		Pooled Accounts	AUM		Other Accounts	AUM
		($ mil)			($ mil)			($ mil)
Sandi L. Gleason	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Robert A. Schwarzkopf	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Conflicts of Interest between the HLS Fund Sub-advised by KAR and Other Accounts

There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of the Fund’s investments and the investments of any other accounts they manage. Such conflicts could arise from the aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, and any soft dollar arrangements that KAR may have in place that could benefit the Fund or such other accounts. There are no material conflicts of interest between the investment strategies of the Fund and the investment strategies of other accounts managed by the portfolio managers since portfolio managers generally manage funds and other accounts having similar investment strategies.

As an investment manager with multiple product placed at multiple sponsors, KAR has long had procedures in place to control and monitor potential conflicts among sponsor program and products.  Whenever a buy or sell program is launched, each investor class is put into a randomly selected order as determined by an automated randomized process.  Further, there are extensive controls on employee trading, best execution, and step-out trading. The firm does not self deal or swap securities among accounts. All orders are exposed to an open exchange traded market or order matching facility, ECN.

Compensation of KAR Portfolio Managers

Investment professionals at KAR receive a competitive base salary, an incentive bonus opportunity, and a benefits package. Managing Directors and Fund investment professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance.

The bonus amount for a portfolio manager is based upon how well the individual manager performs in his or her assigned products versus industry benchmarks, achieves growth in total assets under management including, but not limited to, this Fund, and a subjective assessment of contribution to the team effort. The performance component is further adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risks. This ensures that investment personnel remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile. It also avoids the temptation for portfolio managers to take on more risk and unnecessary exposure to chase performance for personal gain.

Following is a more detailed description of the compensation structure of the portfolio’s managers.

Base Salary. Each portfolio manager is paid a base salary, which is determined by KAR and is designed to be competitive in light of the individual’s experience and responsibilities. KAR management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Generally, the current Performance Incentive Plan for portfolio managers at KAR has several components:

(1) Up to seventy-five percent of the base salary can be awarded based upon relative total return or performance. The Investment Incentive pool is established based on actual pre-tax investment performance compared with specific peer group or index measures established at the beginning of each calendar year. Performance of the funds managed is measured over one, three, and five-year periods against the specified benchmark. Generally, an individual manager’s participation is based on the performance of each fund overseen and is weighted roughly by total assets in each of those funds.

(2) Up to twenty-five percent of base salary can be awarded based upon the achievement of qualitative goals of the investment management division with which the portfolio manager is associated.

(3) Up to an additional one hundred percent of base salary can be awarded based upon the growth in assets under management in the portfolio manager’s investment area.

The Performance Incentive Plan applicable to some portfolio managers varies from the description above. For instance, plans applicable to certain portfolio managers (i) may have an override based upon revenues generated, (ii) may contain the component that is based on the profitability of the management division with which the portfolio manager is associated, or (iii) may contain a guarantee payout.

Long-Term Incentive Bonus. KAR investment professionals are eligible for participation in a 25% bonus pool. They are also eligible to receive Phoenix Restricted Stock Units with multi-year vesting, subject to Phoenix board approval. The three components used to evaluate participation in this incentive compensation program are (1) relative Fund performance, (2) citizenship and professional development, and (3) achievement of Phoenix target profitability.

Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to the firm’s employees, 401(k), health, and other employee benefit plans.

Equity Securities Beneficially Owned by KAR Portfolio Managers

The dollar range of equity securities beneficially owned by the KAR portfolio managers in the HLS Fund they sub-advise are as follows as of December 31, 2007:

Portfolio Manager	HLS Fund Sub-advised	Dollar Range of Equity Securities Beneficially Owned
Sandi L. Gleason	SmallCap Value HLS Fund	[None]

Robert A. Schwarzkopf	SmallCap Value HLS Fund	$[ ]

Other Accounts Managed by Metropolitan West Capital Management, LLC

The following table lists the number and types of other accounts managed by the MetWest Capital portfolio manager and assets under management in those accounts as of December 31, 2007:

SmallCap Value HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts	AUM	Other Accounts	AUM
		($ mil)		($ mil)		($ mil)
Gary W. Lisenbee	3	$466.8	6	$81.5	8	$33.4

Samir Sikka	3	$466.8	6	$81.5	8	$33.4

Conflicts of Interest between the HLS Fund Sub-advised by MetWest Capital and Other Accounts

MetWest Capital anticipates no material conflicts of interest, as all accounts in the Small Cap Intrinsic Value strategy are managed to the model portfolio as specified by the investment team. The investment team implements the model consistently across client portfolios, while accommodating any client-specific requirements, such as investment restrictions or cash flow requirements. Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions. For a portfolio with restrictions, the investment team determines the position(s) that comply with the client’s requirements.

While portfolios of clients with investment restrictions may differ slightly from the model portfolio, those differences do not affect the percentage allocations, unless a client’s restrictions prohibit a particular trade. Portfolio managers do not have discretion regarding the allocation of investment opportunities. They apply any restriction objectively. For example, if a client’s investment guidelines prohibit the purchase of a particular security in the model, the investment team determines a substitute holding that is purchased for that client’s account.

In addition, to ensure that divergence in account composition is driven exclusively by differences in client objectives, every trade that is executed every day is reviewed by the senior members of the investment team, including both MetWest Capital’s President and its Chief Investment Officer, both of whom are owners of the firm.

Compensation of MetWest Capital Portfolio Managers

MetWest Capital’s compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees’ interests with clients’ interests. Compensation for investment professionals consists of a base salary, bonus and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental) and 401(k) plan. A material portion of each professional’s annual compensation is in the form of a bonus tied to results relative to clients’ benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary and may include equity in MetWest Capital’s publicly traded parent company, Wachovia Corporation. While Wachovia Corporation holds a majority ownership interest in MetWest Capital, certain MetWest Capital professionals still hold ownership interests in the firm and accordingly receive additional payments based on the profitability of the firm.

MetWest Capital’s compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over MetWest Capital’s investment horizon (typically two to three years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

Equity Securities Beneficially Owned by the MetWest Capital Portfolio Manager

As of December 31, 2007, the portfolio managers did not own any shares of the SmallCap Value HLS Fund.

Other Accounts Managed by SSgA FM

The following table lists the number and types of other accounts managed by the SSgA FM portfolio managers and assets under management in those accounts as of December 31, 2007:

SmallCap Value HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts		AUM	Other Accounts		AUM
		($ mil)			($ mil)			($ mil)
Chuck Martin	[ ]	$ [ ]	[ ]	(1)	$ [ ]	[ ]	(1)	$ [ ]

Portfolio Manager	Registered Investment Company Accounts	AUM	Pooled Accounts		AUM	Other Accounts		AUM
		($ mil)			($ mil)			($ mil)
Ric Thomas	[ ]	$ [ ]	[ ]	(1)	$ [ ]	[ ]	(1)	$ [ ]

(1)               The advisory fee for [        ] of these pooled accounts and [        ] of these other accounts is based upon performance. Assets under management in those pooled accounts and other accounts total $[        ] and $[        ], respectively.

Conflicts of Interest between the HLS Fund Sub-advised by SSgA FM and Other Accounts

A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the portfolio manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. A portfolio manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The potential conflicts described are applicable to SSgA/SSgA FM as our Portfolio Managers manage several accounts with similar guidelines and differing fee schedules.

Compensation of SSgA FM Portfolio Managers

The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula, benchmark or identifiable criteria for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.

Equity Securities Beneficially Owned by SSgA FM Portfolio Managers

The dollar range of equity securities beneficially owned by the SSgA FM portfolio managers in the HLS Fund they sub-advise are as follows as of December 31, 2007:

Portfolio Manager	HLS Fund Sub-advised	Dollar Range of Equity Securities Beneficially Owned
Chuck Martin	SmallCap Value HLS Fund	[None]

Ric Thomas	SmallCap Value HLS Fund	[None]

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Companies have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by each Company’s board of directors and HL Advisors, the sub-advisers, as applicable, are primarily responsible for the investment decisions of each applicable HLS Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each HLS Fund (except as described below) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the sub-advisers generally seek reasonably competitive spreads or commissions, the HLS Funds do not necessarily pay the lowest possible spread or commission. HL Advisors may instruct the sub-advisers to direct certain brokerage transactions, using best efforts, subject to obtaining best execution, to broker/dealers in connection with a commission recapture program used to defray fund expenses for the HLS Funds.

The sub-advisers generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, the sub-advisers may effect certain “riskless principal” transactions through certain dealers in the over-the-counter market under which “commissions” are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Portfolio securities in the Money Market HLS Fund normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities. There usually are no brokerage commissions paid by the Money Market HLS Fund for such purchases or sales.

While the sub-advisers seek to obtain the most favorable net results in effecting transactions in an HLS Fund’s portfolio securities, broker-dealers who provide investment research to the sub-advisers may receive orders for transactions from the sub-advisers. Such research services ordinarily consist of assessments and analyses of or affecting the business or prospects of a company, industry, economic sector or financial market. To the extent consistent with Section 28(e) of the 1934 Act, a sub-adviser may cause an HLS Fund to pay a broker-dealer that provides “brokerage and research services” (as defined in the 1934 Act) to the sub-adviser an amount in respect of securities transactions for the HLS Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction. In circumstances where two or more broker-dealers are equally capable of providing best execution, each sub-adviser may, but is under no obligation to, choose the broker-dealer that provides superior research or analysis as determined by the sub-adviser in its sole discretion. The management fee paid by an HLS Fund is not reduced because the sub-advisers, or their affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash. Some of these services are of value to the sub-advisers, or their affiliates, in advising various of their clients (including the HLS Funds), although not all of these services are necessarily useful and of value in managing the HLS Funds.

To the extent that accounts managed by a sub-adviser are simultaneously engaged in the purchase of the same security as an HLS Fund, then, as authorized by the applicable Company’s board of directors, available securities may be allocated to the HLS Fund or other client account and may be averaged as to price in a manner determined by the sub-adviser to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by each HLS Fund. In some cases, this system might adversely affect the price paid by an HLS Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an HLS Fund (for example, in the case of a small issue). Likewise, if accounts managed by multiple sub-advisers are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

Accounts managed by the sub-advisers (or their affiliates) may hold securities held by an HLS Fund. Because of different investment objectives or other factors, a particular security may be bought by a sub-adviser for one or more clients when one or more clients are selling the same security.

Hartford Investment Management has determined that at present it will utilize soft dollars to obtain only: (i) brokerage services; (ii) research created and provided by a broker-dealer involved in effecting a trade (i.e., research provided by a full service broker-dealer, or provided by a broker-dealer to which a portion of a trade is directed for the purpose of obtaining access to the research, in either cased on a bundled basis); and (iii) access to management personnel. Hartford Investment Management will not at present utilize soft dollars to obtain research from parties who have no role in effecting trade.

For the last three fiscal years, the HLS Funds paid the following brokerage commissions:

HLS Fund Name	2007		2006	2005
Advisers HLS Fund	$	[ ]	$11,416,312	$11,613,299
Capital Appreciation HLS Fund	$	[ ]	$21,172,700	$28,626,921
Disciplined Equity HLS Fund	$	[ ]	$1,266,695	$979,757
Dividend and Growth HLS Fund	$	[ ]	$2,899,972	$2,951,162
Equity Income HLS Fund	$	[ ]	$193,218	$113,729
Fundamental Growth HLS Fund	$	[ ]	$137,280	$145,230
Global Advisers HLS Fund	$	[ ]	$677,011	$1,592,514
Global Communications HLS Fund	$	[ ]	$50,731	$56,526
Global Financial Services HLS Fund	$	[ ]	$33,246	$18,929
Global Growth HLS Fund	$	[ ]	$3,257,700	$7,490,019
Global Health HLS Fund	$	[ ]	$371,323	$592,191
Global Technology HLS Fund	$	[ ]	$418,317	$442,406
Growth HLS Fund	$	[ ]	$716,351	$514,493
Growth Opportunities HLS Fund	$	[ ]	$3,586,958	$3,303,908
High Yield HLS Fund	$	[ ]	$7,621	—
Index HLS Fund	$	[ ]	$84,368	$98,164
International Growth HLS Fund	$	[ ]	$3,250,845	$2,926,053
International Opportunities HLS Fund	$	[ ]	$5,142,304	$5,310,641
International Small Company HLS Fund	$	[ ]	$968,483	$701,143
LargeCap Growth HLS Fund	$	[ ]	$136,375	$94,988
MidCap HLS Fund	$	[ ]	$4,739,717	$3,442,244
MidCap Growth HLS Fund	$	[ ]	$239,345	$139,165
MidCap Value HLS Fund	$	[ ]	$1,039,324	$1,308,516
Small Company HLS Fund	$	[ ]	$5,340,781	$3,406,274
SmallCap Growth HLS Fund	$	[ ]	$2,236,071	$2,613,107
SmallCap Value HLS Fund	$	[ ]	$153,403	$163,733
Stock HLS Fund	$	[ ]	$10,123,804	$9,710,270
Total Return Bond HLS Fund	$	[ ]	$80,779	—
U.S. Government Securities HLS Fund	$	[ ]	$10,439	$172,143
Value HLS Fund	$	[ ]	$270,237	$172,143
Value Opportunities HLS Fund	$	[ ]	$542,990	$462,403

Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund did not pay any brokerage commissions during the last three fiscal years.

Because Global Equity HLS Fund had not commenced operations as of the most recent fiscal year end, no information is available regarding brokerage commissions paid by Global Equity HLS Fund.

In general, changes in the amount of brokerage commissions paid by an HLS Fund are due primarily to that HLS Fund’s asset growth, cash flows and changes in portfolio turnover.

The following table shows the dollar amount of brokerage commissions paid to firms selected in recognition of research services and the approximate dollar amount of the transactions involved for the fiscal year ended December 31, 2007.

HLS Fund Name	Commissions Paid to Firms Selected in Recognition of Research Services*		Total Amount of Transactions to Firms Selected in Recognition of Research Services
Advisers HLS Fund	$	[ ]	$	[ ]
Capital Appreciation HLS Fund	$	[ ]	$	[ ]
Disciplined Equity HLS Fund	$	[ ]	$	[ ]
Dividend and Growth HLS Fund	$	[ ]	$	[ ]
Equity Income HLS Fund	$	[ ]	$	[ ]
Fundamental Growth HLS Fund	$	[ ]	$	[ ]
Global Advisers HLS Fund	$	[ ]	$	[ ]
Global Communications HLS Fund	$	[ ]	$	[ ]
Global Financial Services HLS Fund	$	[ ]	$	[ ]
Global Growth HLS Fund	$	[ ]	$	[ ]
Global Health HLS Fund	$	[ ]	$	[ ]
Global Technology HLS Fund	$	[ ]	$	[ ]
Growth HLS Fund	$	[ ]	$	[ ]
Growth Opportunities HLS Fund	$	[ ]	$	[ ]
International Growth HLS Fund	$	[ ]	$	[ ]
International Opportunities HLS Fund	$	[ ]	$	[ ]
International Small Company HLS Fund	$	[ ]	$	[ ]
MidCap HLS Fund	$	[ ]	$	[ ]
MidCap Growth HLS Fund	$	[ ]	$	[ ]
MidCap Value HLS Fund	$	[ ]	$	[ ]
Small Company HLS Fund	$	[ ]	$	[ ]
SmallCap Growth HLS Fund	$	[ ]	$	[ ]
Stock HLS Fund	$	[ ]	$	[ ]
Value HLS Fund	$	[ ]	$	[ ]
Value Opportunities HLS Fund	$	[ ]	$	[ ]

*  The commissions identified as being paid to brokers selected in recognition of research services include third party research services only, and are calculated by applying the sub-adviser’s firmwide percentage of commissions paid to the broker that would have been applied to the third party research services as a percentage of the sub-adviser’s total activity with that broker. This calculated percentage is then applied across all of the sub-adviser’s client accounts to provide a pro-rata reporting of the estimated third party soft dollar commission amount. The sub-adviser also receives proprietary research services provided directly by firm. However, the amounts of commissions attributable to such research services are not readily ascertainable and are not included in the table.

The following table identifies the HLS Funds’ regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act) whose securities the HLS Funds have acquired during the fiscal year ended December 31, 2007 and the value of each HLS Fund’s (other than Global Equity HLS Fund) aggregate holdings of each such issuer as of December 31, 2007.

HLS Fund Name	Regular Broker or Dealer	Aggregate Value
(thousands)
Advisers HLS Fund	Banc of America Securities LLC	$	[ ]
	Bear Stearns & Co., Inc.	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Citibank	$	[ ]
	Citigroup Global Markets, Inc.	$	[ ]
	Countrywide Securities Corp.	$	[ ]
	Credit Suisse Capital LLC	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Greenwich Capital Markets, Inc.	$	[ ]
	Hsbc Securities, Inc.	$	[ ]
	JP Morgan Securities, Inc.	$	[ ]
	Merrill Lynch Pierce Fenner & Smith	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	Prudential Securities, Inc.	$	[ ]
	State Street Global Markets LLC	$	[ ]
	UBS Securities LLC	$	[ ]
	Wachovia Securities LLC	$	[ ]
	Wells Fargo & Co.	$	[ ]

LargeCap Growth HLS Fund	Banc of America Securities LLC	$	[ ]
	Citigroup Global Markets, Inc.	$	[ ]
	Countrywide Securities Corp.	$	[ ]
	State Street Global Markets LLC	$	[ ]

Capital Appreciation HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Citigroup Global Markets, Inc.	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	UBS Securities LLC	$	[ ]

HLS Fund Name	Regular Broker or Dealer	Aggregate Value
(thousands)
Disciplined Equity HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Citigroup Global Markets, Inc.	$	[ ]
	Countrywide Securities Corp.	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Goldman Sachs & Co.	$	[ ]
	Lehman Brothers, Inc.	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	UBS Securities LLC	$	[ ]

Dividend and Growth HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Citigroup Global Markets, Inc.	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	JP Morgan Securities, Inc.	$	[ ]
	Merrill Lynch Pierce Fenner & Smith	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	Prudential Securities, Inc.	$	[ ]
	State Street Global Markets LLC	$	[ ]
	UBS Securities LLC	$	[ ]

Equity Income HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Citigroup Global Markets, Inc.	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	JP Morgan Securities, Inc.	$	[ ]
	Merrill Lynch Pierce Fenner & Smith	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	UBS Securities LLC	$	[ ]
	Wachovia Securities LLC	$	[ ]
	Wells Fargo & Co.	$	[ ]

Fundamental Growth HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Citigroup Global Markets, Inc.	$	[ ]
	Countrywide Securities Corp.	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	UBS Securities LLC	$	[ ]

HLS Fund Name	Regular Broker or Dealer	Aggregate Value
(thousands)
Global Advisers HLS Fund	Abbey National Securities, Inc.	$	[ ]
	Banc of America Securities LLC	$	[ ]
	Barclay Investments, Inc.	$	[ ]
	Bear Stearns & Co., Inc.	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Countrywide Securities Corp.	$	[ ]
	Credit Suisse Capital LLC	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Goldman Sachs & Co.	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	Prudential Securities, Inc.	$	[ ]
	UBS Securities LLC	$	[ ]
	Wachovia Securities LLC	$	[ ]
	Nomura Holdings	$	[ ]
	RBS Greenwich Capital Markets	$	[ ]

Global Communications HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	UBS Securities LLC	$	[ ]

Global Financial Services HLS Fund	Banc of America Securities LLC	$	[ ]
	Barclay Investments, Inc.	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Citigroup Global Markets, Inc.	$	[ ]
	Countrywide Securities Corp.	$	[ ]
	Credit Suisse Capital LLC	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	RBS Greenwich Capital Markets	$	[ ]
	State Street Global Markets LLC	$	[ ]
	UBS Securities LLC	$	[ ]
	Wachovia Securities LLC	$	[ ]

Global Growth HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Goldman Sachs & Co.	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	UBS Securities LLC	$	[ ]

Global Health HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]

HLS Fund Name	Regular Broker or Dealer	Aggregate Value
(thousands)
	UBS Securities LLC	$	[ ]

Growth HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Citigroup Global Markets, Inc.	$	[ ]
	Countrywide Securities Corp.	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Goldman Sachs & Co.	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	State Street Global Markets LLC	$	[ ]
	UBS Securities LLC	$	[ ]

Growth Opportunities HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	State Street Global Markets LLC	$	[ ]
	UBS Securities LLC	$	[ ]

High Yield HLS Fund	None

Index HLS Fund	Banc of America Securities LLC	$	[ ]
	Bear Stearns & Co., Inc.	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Citigroup Global Markets, Inc.	$	[ ]
	Countrywide Securities Corp.	$	[ ]
	Goldman Sachs & Co.	$	[ ]
	JP Morgan Securities, Inc.	$	[ ]
	Legg Mason Wood Walker, Inc.	$	[ ]
	Lehman Brothers, Inc.	$	[ ]
	Merrill Lynch Pierce Fenner & Smith	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	Prudential Securities, Inc.	$	[ ]
	RBS Greenwich Capital Markets	$	[ ]
	State Street Global Markets LLC	$	[ ]
	UBS Securities LLC	$	[ ]
	Wachovia Securities LLC	$	[ ]
	Wells Fargo & Co.	$	[ ]

International Growth HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	Nomura Holdings	$	[ ]
	UBS Securities LLC	$	[ ]

HLS Fund Name	Regular Broker or Dealer	Aggregate Value
(thousands)
International Opportunities HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Credit Suisse Capital LLC	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	UBS Securities LLC	$	[ ]

International Small Company HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	UBS Securities LLC	$	[ ]

MidCap HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	State Street Global Markets LLC	$	[ ]
	UBS Securities LLC	$	[ ]

MidCap Growth HLS Fund	BNP Paribas Securities Corp.	$	[ ]
	RBS Greenwich Capital Markets	$	[ ]
	State Street Global Markets LLC	$	[ ]
	UBS Securities LLC	$	[ ]

MidCap Value HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	UBS Securities LLC	$	[ ]

Money Market HLS Fund	Banc of America Securities LLC	$	[ ]
	Bear Stearns & Co., Inc.	$	[ ]
	Citibank	$	[ ]
	Citigroup Global Markets, Inc.	$	[ ]
	Countrywide Securities Corp.	$	[ ]
	Goldman Sachs & Co.	$	[ ]
	JP Morgan Securities, Inc.	$	[ ]
	Lehman Brothers, Inc.	$	[ ]
	Merrill Lynch Pierce Fenner & Smith	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	UBS Securities LLC	$	[ ]
	Wells Fargo & Co.	$	[ ]

Mortgage Securities HLS Fund	Banc of America Securities LLC	$	[ ]
	Bear Stearns & Co., Inc.	$	[ ]

HLS Fund Name	Regular Broker or Dealer	Aggregate Value
(thousands)
	BNP Paribas Securities Corp.	$	[ ]
	Citigroup Global Markets, Inc.	$	[ ]
	Countrywide Securities Corp.	$	[ ]
	Credit Suisse Capital LLC	$	[ ]
	Greenwich Capital Markets, Inc.	$	[ ]
	Merrill Lynch Pierce Fenner & Smith	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	RBS Greenwich Capital Markets	$	[ ]
	UBS Securities LLC	$	[ ]

Small Company HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Morgan Stanley & Co., Inc.	$	[ ]
	RBS Greenwich Capital Markets	$	[ ]
	UBS Securities LLC	$	[ ]

SmallCap Growth HLS Fund	Banc of America Securities LLC	$	[ ]
	BNP Paribas Securities Corp.	$	[ ]
	Deutsche Bank Securities, Inc.	$	[ ]
	Morgan Stanley & sCo., Inc.	$	[ ]

HLS FUND EXPENSES

Each HLS Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of each HLS Fund and its securities; all federal and state registration, qualification and filing costs and fees, issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting (Hartford HLS Funds), auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of each HLS Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to each HLS Fund’s shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to HLS Fund shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of each HLS Fund’s shareholders, expenses related to distribution activities as provided under an HLS Fund’s Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the HLS Funds’ operations and interest.

HLS FUND ADMINISTRATION

An Administrative Services Agreement between each Hartford HLS Fund and Hartford Life provides that Hartford Life will manage the business affairs and provide administrative services to each Hartford HLS Fund. Under the terms of these Agreements, Hartford Life will provide the following: administrative personnel, services, equipment and facilities and office space for proper operation of the Hartford HLS Funds. Hartford Life has also agreed to arrange for the provision of additional services necessary for the proper operation of the Hartford HLS Funds, although the Hartford HLS Funds pay for these services directly.  As compensation for the services to be performed by Hartford Life, each Hartford HLS Fund pays to Hartford Life, as promptly as possible after the last day of each month, a monthly fee at the annual rate of 0.20% of the average daily net assets of the Hartford HLS Fund. In addition to the administrative services fee, Hartford Life is compensated for fund accounting services at a competitive market rate.  Hartford Life also provides administrative services to the New Hartford HLS Funds.  The management fee paid by the New Hartford HLS Funds to HL Advisors covers, in addition to investment advisory services, certain administrative services, which are provided by Hartford Life.

For the last three fiscal years, each HLS Fund, except for Global Equity HLS Fund, Growth Opportunities HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, SmallCap Growth HLS Fund, SmallCap Value HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund, paid the following administrative fees to Hartford Life:

HLS Fund Name	2007		2006	2005

Advisers HLS Fund	$	[ ]	$17,669,139	$20,399,721
Capital Appreciation HLS Fund	$	[ ]	$28,411,392	$26,342,370
Disciplined Equity HLS Fund	$	[ ]	$3,092,817	$2,349928
Dividend and Growth HLS Fund	$	[ ]	$13,488,990	$12,606,042
Equity Income HLS Fund	$	[ ]	$741,534	$463,859
Fundamental Growth HLS Fund	$	[ ]	$170,699	$172,280
Global Advisers HLS Fund	$	[ ]	$771,074	$845,184
Global Communications HLS Fund	$	[ ]	$54,700	$55,347
Global Financial Services HLS Fund	$	[ ]	$76,295	$76,224
Global Growth HLS Fund	$	[ ]	$2,430,648	$2,425,371
Global Health HLS Fund	$	[ ]	$859,974	$826,192
Global Technology HLS Fund	$	[ ]	$296,183	$279,620
Growth HLS Fund	$	[ ]	$1,132,789	$965,106
High Yield HLS Fund	$	[ ]	$1,424,030	$1,526,529
Index HLS Fund	$	[ ]	$3,770,203	$4,135,620
International Growth HLS Fund	$	[ ]	$1,466,670	$987,257
International Opportunities HLS Fund	$	[ ]	$3,507,004	$2,784,569
International Small Company HLS Fund	$	[ ]	$696,916	$417,406
MidCap HLS Fund	$	[ ]	$5,754,148	$5,018,461
MidCap Value HLS Fund	$	[ ]	$2,202,228	$2,248,528
Money Market HLS Fund	$	[ ]	$3,535,339	$3,273,351
Mortgage Securities HLS Fund	$	[ ]	$1,152,522	$1,331,988
Small Company HLS Fund	$	[ ]	$2,691,689	$2,222,503
Stock HLS Fund	$	[ ]	$10,607,724	$11,801,219
Total Return Bond HLS Fund	$	[ ]	$7,811,391	$7,315,328
Value HLS Fund	$	[ ]	$721,493	$611,537

Hartford Life, an affiliate of HL Advisors, provides fund accounting services to the HLS Funds, including, but not limited to, daily pricing of portfolio securities; computation of the net asset value and the net income of the HLS Funds in accordance with the HLS Funds’ prospectuses and statement of additional information; calculation of dividend and capital gain distributions, if any; calculation of yields on all applicable HLS Funds and all classes thereof; preparation of various reports; and such other similar services with respect to an HLS Fund as may be reasonably requested by the HLS Funds.

With respect to the Hartford HLS Funds, Hartford Life provides such fund accounting services pursuant to a fund accounting agreement by and between Hartford Series Fund, Inc., on behalf of the Hartford HLS Funds, and Hartford Life dated January 3, 2000, as amended July 23, 2001.  In consideration of services rendered and expenses assumed pursuant to this agreement, each Hartford HLS Fund, other than Global Equity HLS Fund, pays Hartford Life a fee calculated at the annual rate of 0.015% of the aggregate net assets of the Hartford HLS Fund.  For the period July 23, 2001 until December 31, 2005, this fee was calculated at the annual rate of 0.02% of the aggregate net assets of each Hartford HLS Fund, other than Global Equity HLS Fund. In consideration of services rendered and expenses assumed pursuant to this agreement, Global Equity HLS Fund pays Hartford Life a fee calculated at the following annual rate based on its aggregate net assets:

First $5 billion	0.016%
Next $5 billion	0.014%
Over $10 billion	0.012%

With respect to the New Hartford HLS Funds, Hartford Life provides such fund accounting services pursuant to a fund accounting agreement by and between Hartford HLS Series Fund II, Inc., on behalf of the New Hartford HLS Funds, Hartford Life and HL Advisors dated May 1, 2002.

The compensation paid to Hartford Life for such services for the last three fiscal years is as follows:

	2007		2006	2005

Advisers HLS Fund	$	[ ]	$1,325,306	$2,039,881
Capital Appreciation HLS Fund	$	[ ]	$2,131,049	$2,634,113
Disciplined Equity HLS Fund	$	[ ]	$231,982	$234,981
Dividend and Growth HLS Fund	$	[ ]	$1,011,767	$1,260,545
Equity Income HLS Fund	$	[ ]	$55,620	$46,383
Fundamental Growth HLS Fund	$	[ ]	$12,804	$17,227
Global Advisers HLS Fund	$	[ ]	$57,836	$84,511
Global Communications HLS Fund	$	[ ]	$4,103	$5,535
Global Financial Services HLS Fund	$	[ ]	$5,723	$7,622
Global Growth HLS Fund	$	[ ]	$182,315	$242,526
Global Health HLS Fund	$	[ ]	$64,504	$82,615
Global Technology HLS Fund	$	[ ]	$22,216	$27,960
Growth HLS Fund	$	[ ]	$84,967	$96,505
High Yield HLS Fund	$	[ ]	$106,812	$152,646
Index HLS Fund	$	[ ]	$282,791	$413,543
International Growth HLS Fund	$	[ ]	$110,010	$98,720
International Opportunities HLS Fund	$	[ ]	$263,049	$278,444
International Small Company HLS Fund	$	[ ]	$52,274	$41,738
MidCap HLS Fund	$	[ ]	$431,600	$501,822
MidCap Value HLS Fund	$	[ ]	$165,182	$224,843
Money Market HLS Fund	$	[ ]	$265,175	$327,320
Mortgage Securities HLS Fund	$	[ ]	$86,447	$133,193
Small Company HLS Fund	$	[ ]	$201,895	$222,239
Stock HLS Fund	$	[ ]	$795,652	$1,180,069
Total Return Bond HLS Fund	$	[ ]	$585,908	$731,498
Value HLS Fund	$	[ ]	$54,117	$61,151

[For the last three fiscal years, no reimbursement or compensation was paid to Hartford Life pursuant to the fund accounting agreement between Hartford HLS Series Fund II, Inc., on behalf of the New Hartford HLS Funds, Hartford Life and HL Advisors.]

Through December 31, 2006, Hartford Life, an affiliate of HL Advisors, provided certain legal services to the HLS Funds.  As of January 1, 2007, Hartford Life no longer provides these services.  The compensation paid to Hartford Life for such services for the fiscal years ended December 31, 2007, December 31, 2006 and December 31, 2005 is as follows:

	2007		2006	2005

Advisers HLS Fund	$	[ ]	$31,459	$36,835
Capital Appreciation HLS Fund	$	[ ]	$50,468	$57,098
Disciplined Equity HLS Fund	$	[ ]	$5,446	$3,958
Dividend and Growth HLS Fund	$	[ ]	$23,856	$22,312
Equity Income HLS Fund	$	[ ]	$1,301	$630

	2007		2006	2005

Fundamental Growth HLS Fund	$	[ ]	$307	$271
Global Advisers HLS Fund	$	[ ]	$1,368	$1,309
Global Communications HLS Fund	$	[ ]	$100	$105
Global Financial Services HLS Fund	$	[ ]	$136	$124
Global Growth HLS Fund	$	[ ]	$4,328	$4,271
Global Health HLS Fund	$	[ ]	$1,531	$1,237
Global Technology HLS Fund	$	[ ]	$532	$420
Growth HLS Fund	$	[ ]	$1,996	$1,418
Growth Opportunities HLS Fund	$	[ ]	$4,472	$2,875
High Yield HLS Fund	$	[ ]	$2,529	$2,354
Index HLS Fund	$	[ ]	$6,720	$7,411
International Growth HLS Fund	$	[ ]	$2,593	$2,308
International Opportunities HLS Fund	$	[ ]	$6,210	$5,694
International Small Company HLS Fund	$	[ ]	$1,246	$604
LargeCap Growth HLS Fund	$	[ ]	$582	$987
MidCap HLS Fund	$	[ ]	$10,248	$12,093
MidCap Growth HLS Fund	$	[ ]	$194	$277
MidCap Value HLS Fund	$	[ ]	$3,930	$4,206
Money Market HLS Fund	$	[ ]	$5,962	$6,321
Mortgage Securities HLS Fund	$	[ ]	$2,033	$2,326
Small Company HLS Fund	$	[ ]	$4,824	$3,192
SmallCap Growth HLS Fund	$	[ ]	$3,560	$2,410
Stock HLS Fund	$	[ ]	$18,914	$26,561
Total Return Bond HLS Fund	$	[ ]	$13,739	$12,740
U.S. Government Securities HLS Fund	$	[ ]	$3,331	$2,517
Value HLS Fund	$	[ ]	$1,273	$933
Value Opportunities HLS Fund	$	[ ]	$2,109	$1,317

DISTRIBUTION ARRANGEMENTS

Each HLS Fund’s shares are sold by Hartford Securities Distribution Company, Inc. (the “distributor”) on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans.  Certain HLS Fund’s shares are also sold by the distributor on a continuous basis to separate accounts sponsored by other insurance companies.

Each Company, on behalf of its respective HLS Funds, has adopted a separate distribution plan (the “Plans”) for Class IB shares pursuant to appropriate resolutions of each HLS Fund’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the Financial Industry Regulatory Authority (“FINRA”) regarding asset based sales charges.

The distributor is authorized by the Companies to receive purchase and redemption orders on behalf of the HLS Funds. The distributor has the authority to, and has authorized one or more financial services institutions and/or qualified plan intermediaries to receive purchase and redemption orders on behalf of the HLS Funds, subject to the HLS Funds’ policies and procedures with respect to frequent purchases and redemptions of HLS Fund shares and applicable law. In these circumstances, an HLS Fund will be deemed to have received a purchase or redemption order when an authorized financial services institution and/or qualified plan intermediary receives the order. Accordingly, orders will be priced at that HLS Fund’s next net asset value computed after the orders are received by an authorized financial services institution and/or qualified plan intermediary and accepted by the HLS Fund. The HLS Fund’s net asset value is determined in the manner described in the HLS Fund’s prospectuses.

Pursuant to the Plans, each HLS Fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of HLS Fund shares. The expenses of each HLS Fund pursuant to each Plan are accrued on a fiscal year basis and may not exceed the annual rate of 0.25% of each HLS Fund’s average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each HLS Fund’s shares including (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts (“Variable Contracts”) investing indirectly in Class IB shares of the HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares of the HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HLS Fund investment objectives and policies and other information about the HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Class IB shares of the HLS Fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts.  These Plans are considered compensation type plans, which means the distributor is paid the agreed upon fee regardless of the distributor’s expenditures.

In accordance with the terms of the Plans, the distributor provides to each HLS Fund, for review by each HLS Fund’s board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made.

The Plans were adopted by a majority vote of the respective HLS Fund’s board of directors, including at least a majority of directors who are not, and were not at the time they voted, interested persons of each HLS Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans.  Potential benefits which the Plans may provide to the HLS Funds include shareholder servicing, the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets and portfolio liquidations through redemption activity and the ability to sell shares of the HLS Funds through adviser and broker distribution channels.  The board of directors believes that there is a reasonable likelihood that the Plans will benefit the Class IB shareholders of each HLS Fund.  Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above.  The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of each HLS Fund affected thereby, and material amendments to the Plans must also be approved by the board of directors in the manner described above.  A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors who are not interested persons of each HLS Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of each HLS Fund affected thereby.  A Plan will automatically terminate in the event of its assignment.

For the fiscal year ended December 31, 2007, the Class IB Shares of the HLS Funds paid the 12b-1 fees listed below.

HLS Fund Name	Class IB
Advisers HLS Fund	$	[ ]
Capital Appreciation HLS Fund	$	[ ]
Disciplined Equity HLS Fund	$	[ ]
Dividend and Growth HLS Fund	$	[ ]
Equity Income HLS Fund	$	[ ]
Fundamental Growth HLS Fund	$	[ ]

HLS Fund Name	Class IB
Global Advisers HLS Fund	$	[ ]
Global Communications HLS Fund	$	[ ]
Global Financial Services HLS Fund	$	[ ]
Global Growth HLS Fund	$	[ ]
Global Health HLS Fund	$	[ ]
Global Technology HLS Fund	$	[ ]
Growth HLS Fund	$	[ ]
Growth Opportunities HLS Fund	$	[ ]
High Yield HLS Fund	$	[ ]
Index HLS Fund	$	[ ]
International Growth HLS Fund	$	[ ]
International Opportunities HLS Fund	$	[ ]
International Small Company HLS Fund	$	[ ]
MidCap HLS Fund	$	[ ]
MidCap Value HLS Fund	$	[ ]
Money Market HLS Fund	$	[ ]
Mortgage Securities HLS Fund	$	[ ]
Small Company HLS Fund	$	[ ]
SmallCap Growth HLS Fund	$	[ ]
SmallCap Value HLS Fund	$	[ ]
Stock HLS Fund	$	[ ]
Total Return Bond HLS Fund	$	[ ]
U.S. Government Securities HLS Fund	$	[ ]
Value HLS Fund	$	[ ]
Value Opportunities HLS Fund	$	[ ]

The entire amount of 12b-1 fees listed above was paid as compensation to the distributor, which remitted the entire amount, either directly or indirectly through affiliated insurance companies, to dealers as compensation.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HLS Funds’ shares and/or for the servicing of those shares.

PURCHASE AND REDEMPTION OF SHARES

For information regarding the purchase or sale (redemption) of HLS Fund shares, see “Purchase and Redemption of Fund Shares” in the HLS Funds’ prospectuses.

SUSPENSION OF REDEMPTIONS

Under unusual circumstances, an HLS Fund may suspend repurchases or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law.  An HLS Fund may not suspend a shareholder’s right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by an HLS Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for an HLS Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of each HLS Fund is determined by Hartford Life in the manner described in the HLS Funds’ prospectuses.  The HLS Funds are closed for business and do not price their shares on the following business holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial

Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE.  Securities held by each HLS Fund other than Money Market HLS Fund are valued as follows:  debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of securities. Loans generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by each Company’s board of directors. Generally, each HLS Fund uses fair valuation in regards to debt securities when an HLS Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending.  Short-term securities held in Money Market HLS Fund are valued at amortized cost, which approximates market value.  All other HLS Funds’ debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days.  From such time until maturity, the investments are valued at amortized cost.

Equity securities are valued at the official closing price or at the last sale price reported on principal securities exchanges (domestic or foreign) on which they are traded.  If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices.  For securities traded on the NASDAQ national market system, the HLS Funds utilize the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. Securities quoted in foreign currencies are translated into U.S. dollars at the prevailing exchange rates.  Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices.  Securities for which market quotations are not readily available or are deemed unreliable and all other assets are valued in good faith at fair value by, or under guidelines established by, the Companies’ boards of directors.

Foreign securities markets may trade on days when an HLS Fund does not compute its net asset value or may close at times that differ from the close of the NYSE.  With respect to the valuation of securities principally traded on foreign markets, each HLS Fund uses a fair value pricing service approved by that HLS Fund’s Board, which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE.  Securities that are principally traded on foreign markets may trade on days that are not business days of the HLS Funds.  Because the net asset value of each HLS Fund’s shares is determined only on business days of the HLS Funds, the value of the portfolio securities of an HLS Fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the HLS Fund.

Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio’s investments assuming the instrument’s obligation is paid in full on maturity.

The amortized cost method of valuation permits Money Market HLS Fund to maintain a stable $1.00 net asset value per share.  The board of directors of Hartford Series Fund, Inc. periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used.  In the event such a deviation would exceed one-half of one percent, the board of directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders.  Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the board of directors, and (considered highly unlikely by management of the Company) redemption of shares in kind (i.e., portfolio securities).  In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates.  In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates.

OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS

Capital Stock   The board of directors for each Company is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify shares of the HLS Funds into one or more classes.  Accordingly, the directors have authorized the issuance of two classes of shares of the HLS Funds designated as Class IA and Class IB shares.  The shares of each class represent an interest in the same portfolio of investments of the HLS Funds and have equal rights as to voting, redemption, and liquidation.  However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.

Pursuant to state insurance law, Hartford Life, or its affiliates, is the owner of all HLS Fund shares held in separate accounts of Hartford Life or its affiliates (such shares are held for the benefit of contract holders and policy owners).  As of [date], Hartford Life (or its affiliates) owned 5% or more of the outstanding shares in the following HLS Funds:

Percentage of Ownership
Fund	Class IA		Class IB

Advisers HLS Fund	[ ]	%	[ ]	%
Capital Appreciation HLS Fund	[ ]	%	[ ]	%
Disciplined Equity HLS Fund	[ ]	%	[ ]	%
Dividend and Growth HLS Fund	[ ]	%	[ ]	%
Equity Income HLS Fund	[ ]	%	[ ]	%
Fundamental Growth HLS Fund	[ ]	%	[ ]	%
Global Advisers HLS Fund	[ ]	%	[ ]	%
Global Communications HLS Fund	[ ]	%	[ ]	%
[Global Equity HLS Fund]	[ ]	%	[ ]	%
Global Financial Services HLS Fund	[ ]	%	[ ]	%
Global Growth HLS Fund	[ ]	%	[ ]	%
Global Health HLS Fund	[ ]	%	[ ]	%
Global Technology HLS Fund	[ ]	%	[ ]	%
Growth HLS Fund	[ ]	%	[ ]	%
Growth Opportunities HLS Fund	[ ]	%	[ ]	%
High Yield HLS Fund	[ ]	%	[ ]	%
Index HLS Fund	[ ]	%	[ ]	%
International Growth HLS Fund	[ ]	%	[ ]	%
International Opportunities HLS Fund	[ ]	%	[ ]	%
International Small Company HLS Fund	[ ]	%	[ ]	%
LargeCap Growth HLS Fund	[ ]	%	[ ]	%
MidCap HLS Fund	[ ]	%	[ ]	%
MidCap Value HLS Fund	[ ]	%	[ ]	%
Money Market HLS Fund	[ ]	%	[ ]	%
Mortgage Securities HLS Fund	[ ]	%	[ ]	%
Small Company HLS Fund	[ ]	%	[ ]	%
SmallCap Growth HLS Fund	[ ]	%	[ ]	%
Stock HLS Fund	[ ]	%	[ ]	%
Total Return Bond HLS Fund	[ ]	%	[ ]	%
U.S. Government Securities HLS Fund	[ ]	%	[ ]	%
Value HLS Fund	[ ]	%	[ ]	%
Value Opportunities HLS Fund	[ ]	%	[ ]	%

Pursuant to state insurance law, Union Security Insurance Company (formerly Fortis Benefits Insurance Company) (“Union Security”), or its affiliates, is the owner of all HLS Fund shares held in separate accounts of Union Security or its affiliates (such shares are held for the benefit of contract holders and policy owners).  As of [date], Union Security (or its affiliates) owned 5% or more of the outstanding shares in the following HLS Funds:

Percentage of Ownership
Fund	Class IA		Class IB

Disciplined Equity HLS Fund	[ ]	%	[ ]	%
Global Growth HLS Fund	[ ]	%	[ ]	%
Growth Opportunities HLS Fund	[ ]	%	[ ]	%
High Yield HLS Fund	[ ]	%	[ ]	%
Index HLS Fund	[ ]	%	[ ]	%
LargeCap Growth HLS Fund	[ ]	%	[ ]	%
MidCap Growth HLS Fund	[ ]	%	[ ]	%
SmallCap Growth HLS Fund	[ ]	%	[ ]	%
SmallCap Value HLS Fund	[ ]	%	[ ]	%
U.S. Government Securities HLS Fund	[ ]	%	[ ]	%
Value Opportunities HLS Fund	[ ]	%	[ ]	%

An employee retirement plan sponsored by The Hartford Financial Services Group, Inc. or its affiliates, as of March 31, 2007, owned an aggregate of 10% of the outstanding Class IA shares of Global Health HLS Fund.

An employee retirement plan sponsored by The Hartford Financial Services Group, Inc. or its affiliates, as of March 31, 2007, owned an aggregate of 21% of the outstanding Class IA shares of Global Technology HLS Fund.

Certain employee retirement plans of Fidelity Investments, as of March 31, 2007, owned an aggregate of 7% of the outstanding Class IB shares of Global Technology HLS Fund.

Certain employee retirement plans of Merrill Lynch Pierce Fenner & Smith, Inc., as of March 31, 2007, owned an aggregate of 9% of the outstanding Class IA shares of Growth HLS Fund.

Certain employee retirement plans of CitiStreet and Mastercard Shared Profit and Savings Plan, as of March 31, 2007, owned an aggregate of 5% of the outstanding Class IA shares of Growth HLS Fund.

An employee retirement plan sponsored by The Hartford Financial Services Group, Inc. or its affiliates, as of March 31, 2007, owned an aggregate of 6% of the outstanding Class IA shares of High Yield HLS Fund.

An employee retirement plan sponsored by The Hartford Financial Services Group, Inc. or its affiliates, as of March 31, 2007, owned an aggregate of 6% of the outstanding Class IA shares of International Opportunities HLS Fund.

Certain employee retirement plans of Fidelity Investments, as of March 31, 2007, owned an aggregate of 6% of the outstanding Class IA shares of MidCap HLS Fund.

An employee retirement plan sponsored by The Hartford Financial Services Group, Inc. or its affiliates, as of March 31, 2007, owned an aggregate of 8% if the outstanding Class IA shares of MidCap HLS Fund.

Certain employee retirement plans of Wachovia Bank National Association, as of March 31, 2007, owned an aggregate of 19% of the outstanding Class IA shares of MidCap HLS Fund.

Certain employee retirement plans of Ameriprise Trust Company and JR Simplot Company, as of March 31, 2007, owned an aggregate of 5% of the outstanding Class IB shares of MidCap HLS Fund.

Certain employee retirement plans of Ameriprise Trust Company and Limited Brands, Inc., as of March 31, 2007, owned an aggregate of 5% of the outstanding Class IB shares of MidCap HLS Fund.

Certain employee retirement plans of Mercer Trust Company and Meijer, Inc. Savings Plus Plan I, as of March 31, 2007, owned an aggregate of 7% of the outstanding Class IB shares of MidCap HLS Fund.

An employee retirement plan sponsored by The Hartford Financial Services Group, Inc. or its affiliates, as of March 31, 2007, owned an aggregate of 10% of the outstanding Class IA shares of Small Company HLS Fund.

Certain employee retirement plans of State Street Bank and Reed Elsevier US Defined Benefit Trust, as of March 31, 2007, owned an aggregate of 5% of the outstanding Class IA shares of Small Company HLS Fund.

Certain employee retirement accounts of CitiStreet and 3Com Corporation, as of March 31, 2007, owned an aggregate of 11% of the outstanding Class IB shares of Small Company HLS Fund.

Certain employee retirement plans of JP Morgan Chase Bank and Reynolds and Reynolds Company, as of March 31, 2007, owned an aggregate of 8% of the outstanding Class IB shares of Small Company HLS Fund.

Certain employee retirement plans of The Northern Trust Company and Guidant Corporation, as of March 31, 2007, owned an aggregate of 5% of the outstanding Class IA shares of SmallCap Growth HLS Fund.

Certain employee retirement plans of Mercer Trust Company, as of March 31, 2007, owned an aggregate of 100% of the outstanding Class IB shares of SmallCap Value HLS Fund.

Share Classes  Under each applicable HLS Fund’s multi-class plan, shares of each class of an HLS Fund represent an equal pro-rata interest in that HLS Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its “Class Expenses;” (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as “Class Expenses” by each Company’s board of directors are currently limited to payments made to the distributor for the Class IB shares pursuant to the Distribution Plan for the Class IB shares.

Voting  Each shareholder is entitled to one vote for each share of the HLS Funds held upon all matters submitted to the shareholders generally.  Most of the shares of the HLS Funds are held of record by insurance companies.  The insurance companies will generally vote HLS Fund shares pro-rata according to the written instructions of the owners of Variable Contracts indirectly invested in the HLS Funds.  It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Matters in which the interests of all the HLS Funds in a Company are substantially identical (such as the election of directors or the ratification of the selection of the independent registered public accounting firm) are voted on by all shareholders of the Company without regard to the separate HLS Funds.  Matters that affect all or several HLS Funds, but where the interests of the HLS Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each HLS Fund for their HLS

Fund.  Matters that affect only one HLS Fund (such as a change in its fundamental policies) are voted on separately for the HLS Fund by the shareholders of that HLS Fund.  Likewise, matters that affect only one class of shares of an HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

Other Rights  Each share of HLS Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of HLS Fund stock have no pre-emptive, subscription or conversion rights.  Upon liquidation of an HLS Fund, the shareholders of that HLS Fund shall be entitled to share, pro rata, in any assets of the HLS Fund after discharge of all liabilities and payment of the expenses of liquidation.

TAXES

Federal Tax Status of the HLS Funds

The following discussion of the federal tax status of the HLS Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI.  Tax law is subject to change by legislative, administrative or judicial action.

Each HLS Fund is treated as a separate taxpayer for federal income tax purposes.  The Companies intend for each HLS Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”) and to qualify as a regulated investment company each year.  If an HLS Fund:  (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”) (which the Companies intend each HLS Fund to do), then under the provisions of Subchapter M, the HLS Fund should have little or no income taxable to it under the Code.  In particular, an HLS Fund generally is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

An HLS Fund must meet several requirements to maintain its status as a regulated investment company.  These requirements include the following:  (1) at least 90% of the HLS Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the HLS Fund’s taxable year, (a) at least 50% of the value of the HLS Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the HLS Fund’s assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the HLS Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the HLS Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

The HLS Funds should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year, if the HLS Funds’ only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, and certain qualified retirement plans.

Each of the HLS Funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies’ separate accounts that are used to support variable life insurance contracts and variable annuity contracts.  Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940

Act as an open-end management investment company such as the HLS Funds.  These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which an HLS Fund may invest.  In order to comply with future requirements of Section 817(h) (or related provisions of the Code), an HLS Fund may be required, for example, to alter its investment objectives.  In addition, certain HLS Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws.  If HLS Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected HLS Funds may fail the diversification requirements of Section 817(h) of the Code, which could have adverse tax consequences for contract owners with premiums allocated to the affected HLS Funds.

The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer.  These limitations apply to each HLS Fund’s assets that may be invested in securities of a single issuer.  Specifically, the regulations provide that, except as permitted by a “safe harbor” described below, as of the end of each calendar quarter, or within 30 days thereafter:

no more than 55% of an HLS Fund’s total assets may be represented by any one investment no more than 70% by any two investments

no more  than 80% by any three investments

no more than 90% by any four investments

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Investment income received from sources within foreign countries, or capital gains earned by an HLS Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source.  In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more.  The United States has entered into tax treaties with many foreign countries that may entitle the HLS Funds to a reduced rate of tax or exemption from tax on this related income and gains.  The effective rate of foreign tax cannot be determined at this time since the amount of these HLS Funds’ assets to be invested within various countries is not now known.  The Companies intend that the HLS Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.  Owners of variable life insurance and variable annuity contracts investing in such an HLS Fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

Any gains derived from short sales will generally be taxed as short-term capital gains that would be taxed to shareholders on distributions as ordinary income.

An HLS Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the HLS Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the HLS Fund and defer losses of the HLS Fund.  These rules:  (1) could affect the character, amount and timing of distributions to shareholders of the HLS Fund, (2) could require such an HLS Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the HLS Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above.  The Companies seek to monitor transactions of each HLS Fund, seek to make the appropriate tax elections on behalf of the HLS Fund and seek to make the appropriate entries in the HLS Fund’s books and records when the HLS Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.

If for any taxable year an HLS Fund fails to qualify as a regulated investment company, all of its taxable income becomes subject to federal, and possibly state and local, income tax at the regular corporate rates (without any deduction for distributions to its shareholders).  In addition, if for any taxable year an HLS Fund fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HLS Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Likewise, if an HLS Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HLS Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Accordingly, compliance with the above rules is carefully monitored by the HLS Funds’ investment adviser and each HLS Fund intends to comply with these rules as they exist or as they may be modified from time to time.  Compliance with the tax requirements described above may result in lower total return for an HLS Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the HLS Fund’s investment sub-adviser might otherwise select.

As of December 31, 2007, the following HLS Funds have capital loss carryforwards as indicated below.  The capital loss carry over is available to offset future realized capital gains to the extent provided in the Code and regulations thereunder.

HLS Fund Name	Amount (in thousands)	Expiration Dates: December 31,
Disciplined Equity HLS Fund	$758	2010
Disciplined Equity HLS Fund	$8,430	2009
Disciplined Equity HLS Fund	$3,895	2008
Global Technology HLS Fund	$23,115	2010
High Yield HLS Fund	$2,846	2014
High Yield HLS Fund	$13,116	2011
High Yield HLS Fund	$3,479	2009
High Yield HLS Fund	$5,209	2008
International Opportunities HLS Fund	$1,046	2010
International Opportunities HLS Fund	$3,630	2009
LargeCap Growth HLS Fund	$346	2012
LargeCap Growth HLS Fund	$1,605	2011
LargeCap Growth HLS Fund	$24,574	2010
LargeCap Growth HLS Fund	$17,945	2009
Mortgage Securities HLS Fund	$2,068	2015
Mortgage Securities HLS Fund	$8,362	2014
Mortgage Securities HLS Fund	$2,409	2013
Mortgage Securities HLS Fund	$8,992	2012
Total Return Bond HLS Fund	$22,194	2014
U.S. Government Securities HLS Fund	$13,820	2014
U.S. Government Securities HLS Fund	$10,631	2013
U.S. Government Securities HLS Fund	$3,025	2012
U.S. Government Securities HLS Fund	$1,398	2008

If an HLS Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that HLS Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the HLS Fund is timely distributed to its shareholders.  The HLS Fund would not be able to pass through to its shareholders any credit or deduction for such a tax.  As a result, owners of variable life insurance contracts and variable annuity contracts investing in such HLS Funds would bear the cost of these taxes and interest charges.  Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable HLS

Fund to recognize taxable income or gain without the concurrent receipt of cash.  Any HLS Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by an HLS Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.  Any such transactions that are not directly related to an HLS Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the HLS Fund must derive at least 90% of its annual gross income.

Each HLS Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the HLS Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash.  However, because an HLS Fund must meet the 90% distribution requirement to qualify as a regulated investment company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and an HLS Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Investor Taxation

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in an HLS Fund generally are not subject to federal income tax on HLS Fund earnings or distributions or on gains realized upon the sale or redemption of HLS Fund shares until they are withdrawn from the contract or plan.  For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts.  For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

CUSTODIAN

Portfolio securities of each HLS Fund are held pursuant to a separate Custodian Agreement between each Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

TRANSFER AGENT

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, Connecticut 06089, an affiliate of HL Advisors, serves as Transfer and Dividend Disbursing Agent for the HLS Funds.  The transfer agent issues and redeems shares of the HLS Funds and disburses any dividends declared by the HLS Funds.  For its services, the transfer agent is reimbursed for out-of-pocket expenses and other costs associated with the services it provides to the HLS Funds, including costs invoiced by sub-contractors.  The transfer agent has entered into an agreement with Hartford Administrative Services Company (“HASCO”), an affiliate of HL Advisors, whereby HASCO performs certain sub-transfer agency services, including acting as dividend disbursement agent, in connection with investments in the HLS Funds by qualified retirement plans.  For its services, HASCO is paid $2,300 annually per HLS Fund and is reimbursed for out-of-pocket expenses.  HL Advisors and its affiliates may pay, out of their own assets, compensation to third-party administrators for recordkeeping and other administrative services.

DISTRIBUTOR

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, Connecticut 06089, an affiliate of HL Advisors, acts as the HLS Funds’ distributor.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements and the financial highlights appearing in the annual reports for the fiscal year ended December 31, 2007 have been audited by Ernst & Young LLP, the Companies’ independent registered public accounting firm, as set forth in their reports with respect thereto.  Such financial statements and financial highlights are incorporated by reference herein in reliance upon such reports given on the authority of the independent registered public accounting firm as experts in accounting and auditing.  The principal business address of Ernst & Young LLP is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

OTHER INFORMATION

The Hartford Index HLS Fund uses the Standard & Poor’s 500 Index as its benchmark. “Standard & Poor’s”®, “S&P”®, “S&P 500”®, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company. The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the fund regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to Hartford Life Insurance Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund or Hartford Life Insurance Company. S&P has no obligation to take the needs of the fund or its shareholders, or Hartford Life Insurance Company, into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the net asset value of the fund or the timing of the issuance or sale of shares in the fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

In addition, S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund, its shareholders or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

CODE OF ETHICS

Each HLS Fund, HL Advisors, Hartford Securities Distribution Company, Inc. and each sub-adviser have each adopted a code of ethics designed to protect the interests of each HLS Fund’s shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by an HLS Fund, subject to certain restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

Proxy Voting Policies and Procedures

The Boards of Directors believe that the voting of proxies with respect to securities held by each HLS Fund is an important element of the overall investment process. The HLS Funds have delegated the responsibility to vote such proxies to the Funds’ investment manager subject to the continuing oversight of the Boards of Directors. The investment manager has delegated to each sub-adviser the responsibility to vote proxies. Each sub-adviser has a duty to vote or not vote such proxies in the best interests of the HLS Fund it sub-advises and its shareholders, and to avoid the influence of conflicts of interest.

The policies and procedures used by the investment manager and each sub-adviser to determine how to vote certain proxies relating to portfolio securities are described below.  In addition to a summary description of such policies and procedures, included below are descriptions of how such policies and procedures apply to various topics.  However, the following are descriptions only and more complete information should be obtained by reviewing each sub-advisers policies and procedures, as well as, the HLS funds’ voting records.  For a complete copy of each sub-adviser’s proxy voting policies and procedures, as well as any separate guidelines it utilizes, please refer to www.hartfordinvestor.com/mutualfunds/proxyvotingpolicies. Information on how the HLS Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-862-6668 and (2) on the SEC’s website at www.sec.gov.

HL Investment Advisors, LLC

As the investment manager, HL Investment Advisors, LLC (“HL Advisors”) delegates all voting responsibilities to the respective sub-adviser of each HLS Fund. Each sub-adviser will vote the proxies in accordance with their proxy voting guidelines. The proxy voting guidelines of each sub-adviser have been reviewed by HL Advisors and approved by the Board of Directors of the respective HLS Fund. The detailed records related to the determination of each vote are maintained by each sub-adviser. Annually, each sub-adviser provides HL Advisors with a  report for each HLS Fund detailing how the sub-adviser voted with respect to each security and issue being voted upon. The Chief Compliance Officer files the proxy voting record with the SEC on Form N-PX on behalf of the HLS Funds and maintains a copy of the filing.

Hartford Investment Management Company

The HLS Funds for which Hartford Investment Management Company (“Hartford Investment Management”) serves as sub-adviser have granted to Hartford Investment Management the authority to vote proxies on their behalf with respect to the assets managed by Hartford Investment Management. Hartford Investment Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. Hartford Investment Management’s Proxy Committee is responsible for the review and approval of the Hartford Investment Management’s Proxy Policies and Procedures. Day-to-day administration of the proxy voting process at Hartford Investment Management is the responsibility of the portfolio manager of the relevant client account. Although Hartford Investment Management has established its own Proxy Guidelines setting forth general guidelines for voting proxies, Hartford Investment Management personnel evaluate all proxies and vote proxies based on their assessment of the merits of each proposal. Absent a material conflict of interest, the applicable portfolio manager has the authority to determine the final vote for securities held in the account for which he or she serves as the designated manager.

Hartford Investment Management votes proxies solicited by an investment company in the same proportion as the vote of the investment company’s other shareholders (sometimes called “mirror” or “echo” voting).

Hartford Investment Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Proxy votes for which an apparent conflict of interest is identified are reviewed by the Proxy Committee to resolve the conflict and direct the vote.

Hartford Investment Management may be unable to vote or may determine not to vote a proxy on behalf of an HLS Fund due to, for example, the existence of securities lending arrangements, lack of adequate information, and untimely receipt of proxy materials.

In order to facilitate the proxy voting process, Hartford Investment Management has retained Glass Lewis & Company (“Glass Lewis”) as experts in the proxy voting and corporate governance area. Glass Lewis specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While Hartford Investment

Management will rely upon Glass Lewis research and recommendations in voting proxies (and will often follow such recommendations), Hartford Investment Management may deviate from Glass Lewis’s recommendations on general policy issues or specific proxy proposals.

Glass Lewis provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with Hartford Investment Management.

Material Conflict of Interest Identification and Resolution Processes

Hartford Investment Management’s functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. The portfolio manager or his or her designee reviews each proxy to assess the extent to which there may be a potential conflict of interest. Some of these potential conflicts of interest may include:

•                  The issuer that is soliciting Hartford Investment Management’s proxy vote is also a client of Hartford Investment Management or an affiliate;

•                  A Hartford Investment Management employee has acquired non-public information about an issuer that is soliciting proxies;

•                  A Hartford Investment Management employee has a business or personal relationship with, or financial interest in, the issuer or officer or Board member of the issuer; and

•                  A Hartford Investment Management employee is contacted by management or board member of a company regarding an upcoming proxy vote.

All personnel are required to contact Investment Compliance about any apparent conflicts of interest, including apparent conflicts of interest involving personal relationships. In cases of apparent conflicts of interest, the proxy will be voted according to the recommendations set forth by Glass Lewis. Should Investment Compliance believe other considerations should be taken into account for a particular proxy with an apparent conflict of interest, the Proxy Committee will be consulted to review such potential conflict and the special considerations raised by Investment Compliance. The Proxy Committee will then resolve the conflict and direct the vote. In order to avoid even the appearance of impropriety, the Proxy Committee will not take Hartford Investment Management’s relationship with a company into account, and will vote the company’s proxies in the best interest of Hartford Investment Management’s clients, in accordance with the Proxy Voting Policies and Procedures. Notwithstanding the foregoing, all proxy votes solicited by an Affiliated Underlying Fund will be voted by Hartford Investment Management in the same proportion as the vote of the Affiliated Underlying Fund’s other shareholders (sometimes called “mirror” or “echo” voting). Any Proxy Committee member who is himself or herself subject to the identified conflict will not participate in the Proxy Committee’s proxy voting activities regarding and any discussions of the particular proxy, including the decision on whether and how to vote the proxy in question. Investment Compliance will record and maintain minutes for the Proxy Committee meetings to document the factors that were considered to evidence that there was a reasonable basis for the Proxy Committee’s decision.

Situations in which Hartford Investment Management may not vote proxies

In certain instances, Hartford Investment Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered:

•                  Securities Lending – Hartford Investment Management’s mutual funds and third party (client) accounts may have a securities lending agent. In this case, Hartford Investment Management may be unable to vote proxies when the underlying securities have been lent out pursuant to such securities lending program. In general, Hartford Investment Management does not know when securities have been lent out and are therefore unavailable to be voted.

•                  Lack of Adequate Information or Untimely Receipt of Proxy – Hartford Investment Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines.

Glass Lewis Proxy Voting Guidelines Summary

Anti-Takeover Measures

Poison Pills (Shareholder Rights Plans).  Typically Glass Lewis recommends that shareholders vote against these plans to protect their financial interests and ensure that they have the opportunity to consider any offer for their shares, especially those at a premium.  In certain limited circumstances, Glass Lewis will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what Glass Lewis believes to be a reasonable ‘qualifying offer’ clause.

Right of Shareholders to Call a Special Meeting.  In order to prevent abuse and waste of corporate resources by a minority of shareholders, Glass Lewis believes that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting such a meeting.  However, when proposals are presented to allow shareholders the opportunity to call special meetings that do not specify a minimum threshold, Glass Lewis will support them because the possible abuse of the right to call shareholder meetings is outweighed by the benefit to shareholders of having that right.

Shareholder Action by Written Consent.  In order to prevent abuse and waste of corporate resources by a minority of shareholders, Glass Lewis believes that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting action by written consent.  However, when proposals are presented to allow shareholders the opportunity to act by written consent without specifying a minimum threshold, Glass Lewis will support them based on the belief that shareholders are better off with this right than without it, and because the possible abuse of the right to act by written consent is outweighed by the benefit to shareholders of having that right.

Advance Notice Requirements for Shareholder Ballot Proposals.   Glass Lewis typically recommends that shareholders vote against these proposals.

Cumulative Voting. Glass Lewis reviews these proposals on a case-by-case basis factoring in the independence of the board and the status of the company’s governance structure. However, Glass Lewis typically finds that these proposals are on ballots at companies where independence is lacking and where the appropriate checks and balances that favor shareholders are not in place. In those instances Glass Lewis typically recommends in favor of cumulative voting.

Supermajority Vote Requirements. Glass Lewis believes that supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to shareholder interests.

Election of Directors

Voting Recommendation on the Basis of Independence:  Glass Lewis looks at each director nominee and examines his or her relationships with the company, the company’s executives and with other directors. The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships (apart from compensation as a director) are likely to impact the decisions of that director. Glass Lewis believes the existence of personal, familial or financial relationships makes it difficult for a director to put the interests of the shareholders whom she is elected to serve above her own interests or those of the related party. Glass Lewis also believes that a director who owns more than 20% of a company can exert disproportionate influence on the board and, in particular, the audit committee.

In general, Glass Lewis feels that a board will be most effective in protecting shareholders’ interests if at least two-thirds of the members of the board should consist of independent directors. In the event that more than one third of the members are affiliated or inside directors, Glass Lewis typically* recommends withholding votes from some of the inside and/or affiliated directors in order to satisfy the two-thirds threshold it believes is appropriate.

Glass Lewis believes that only independent directors should serve on a company’s audit, compensation, nominating and governance committees.†  Glass Lewis typically recommends that shareholders withhold their votes for any affiliated or inside director seeking appointment to an audit, compensation, nominating or governance committee or who has served in that capacity in the past year.

Voting Recommendation on the Basis of Performance: Glass Lewis disfavors directors who have a track record of poor performance in fulfilling their responsibilities to shareholders at any company where they have held a board or executive position.  See full guidelines for criteria.

Voting Recommendation on the Basis of Experience: Glass Lewis typically recommends that shareholders withhold votes from directors who have served on boards or as executives of companies with track records of poor performance, overcompensation, audit or accounting related issues and/or other indicators of mismanagement or actions against the interests of shareholders.

Voting Recommendation on the Basis of Other Considerations:  Glass Lewis recommends shareholders withhold votes from certain types of affiliated or inside directors under nearly all circumstances.

Appointment of Auditors

Glass Lewis generally supports management’s recommendation regarding the selection of an auditor except in cases where Glass Lewis believes the independence of an auditor or the integrity of the audit has been compromised. Where the board has not allowed shareholders to exercise their right and responsibility to review and ratify the auditor, Glass Lewis typically recommends withholding votes from the chairman of the audit committee of the board and when there have been material restatements of annual financial statements or material weakness in internal controls reported, from the entire audit committee.

Glass Lewis typically supports audit related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).

Changes to Capital Structure

When analyzing a request for additional shares, Glass Lewis typically reviews four common reasons why a company might need additional capital stock beyond what is currently available:

•                  Stock Split – Glass Lewis typically considers three metrics when evaluating whether Glass Lewis thinks a stock split is likely or necessary. First, Glass Lewis looks at the historical stock pre-split price, if any. Second, Glass Lewis considers the current share price relative to the price in the prior 52 weeks to assess the current price relative to the Company’s most common trading price over that period. Finally, Glass Lewis considers some absolute limits on stock price that in Glass Lewis’ view either always make a stock split appropriate if desired by management or conversely would almost never be a reasonable price at which to split a stock.

*  In the case of a staggered board, if the affiliates or insiders that we believe should not be on the board are not standing for election, Glass Lewis will express our concern regarding those directors, but Glass Lewis will not recommend withholding from the affiliates or insiders who are up for election just to achieve two-thirds independence.

†  Glass Lewis will recommend withholding votes from any member of the audit committee who owns 20% or more of the company’s stock and Glass Lewis believes that there should be a maximum of one director (or no directors if the committee is comprised of less than three directors) who owns 20% or more of the company’s stock on the compensation, nominating and governance committees.

•                  Shareholder Defenses – Additional authorized shares could be used to bolster the efficacy of takeover defenses such as a “poison pill.” The fact that the additional shares could be used to defend or discourage a hostile takeover is often discussed as a reason for a requested increase in the proxy. Glass Lewis is typically against such defenses and, therefore, will oppose actions intended to increase the efficacy of such defenses.

•                  Financing for Acquisitions – Glass Lewis looks to see whether the company has a history of using stock for acquisitions and attempts to determine what levels of stock have typically been required to accomplish such transactions. Likewise, Glass Lewis looks to see whether this is discussed as a reason for additional shares in the proxy.

•                  Financing for Operations – Glass Lewis reviews the company’s cash position and its ability to secure financing through borrowing or other means. Glass Lewis looks at the company’s history of capitalization and whether or not the company has had to use stock in the recent past as a means of raising capital.

Issuing additional shares can dilute existing holders in limited circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where Glass Lewis finds that the company has not detailed a plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, Glass Lewis typically recommends against the authorization of additional shares. While Glass Lewis thinks that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, Glass Lewis prefers that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of a large pool of unallocated shares available for any purpose.

Equity Based Compensation Plans

Glass Lewis evaluates option and other equity-based compensation plans with a detailed model and analyst review. Glass Lewis believes that equity compensation awards are a useful tool, when not abused, for retaining and incentivizing employees to engage in conduct that will improve the performance of the Company.

Glass Lewis’ analysis is quantitative and focused on the cost of the plan as compared to the operating metrics of the business. Glass Lewis runs twenty different analyses, comparing the program with both absolute limits Glass Lewis believes are key to equity value creation and with a carefully chosen peer group. In general, Glass Lewis’ model seeks to determine whether the proposed plan is either absolutely excessive or is more than one standard deviation away from the average plan for the peer group on a range of criteria, including dilution to shareholders and the projected annual cost relative to the company’s financial performance. Each of the twenty analyses (and their constituent parts) is weighted and the plan is scored in accordance with that weight.

Option Exchanges. Glass Lewis views option repricing plans and option exchange programs with great skepticism. Shareholders have substantial risk in owning stock and, as a general matter, Glass Lewis believes that the employees, officers and directors that receive stock options should be similarly situated to align interests optimally.

Performance Based Options.  Glass Lewis believes in performance-based equity compensation plans for senior executives.  Glass Lewis feels that executives should be compensated with equity when their performance and that of the company warrants such rewards. While Glass Lewis does not believe that equity-based compensation plans for all employees need to be based on overall company performance, Glass Lewis does support such limitations for grants to senior executives (although some equity-based compensation of senior executives without performance criteria is acceptable, such as in the case of moderate incentive grants made in an initial offer of employment or in emerging industries). Glass Lewis generally recommends that shareholders vote in favor of performance based option requirements.

Linking Pay with Performance. Glass Lewis strongly believes that executive compensation should be linked directly with the performance of the business the executive is charged with managing. Glass Lewis has a proprietary pay-for-performance model that evaluates compensation of the top five executives at every company in the Russell 3000. Glass Lewis’ model benchmarks the compensation of these executives compared with their performance using three peer groups for each company: an industry peer group, a smaller sector peer group and a geographic peer group. Using a forced curve and a school letter-grade system, Glass Lewis ranks companies according to their pay-for-performance.  Glass Lewis uses this analysis to inform Glass Lewis’ voting decisions on each of the compensation issues that arise on the ballot. Likewise, Glass Lewis uses this analysis in Glass Lewis’ evaluation of the compensation committee’s performance.

162(m) Plans. Section 162(m) of the Internal Revenue Code allows companies to deduct compensation in excess of $1 million for the CEO and the next four most highly compensated executive officers upon shareholder approval of the excess compensation. Glass Lewis recognizes the value of executive incentive programs and the tax benefit of shareholder-approved incentive plans. Glass Lewis believes the best practice for companies is to provide reasonable disclosure to shareholders so that they can make sound judgments about the reasonableness of the proposed compensation plan.  To allow for meaningful shareholder review, they prefer that the proposals include: specific performance goals, a maximum award pool, and a maximum award amount per employee.  They also believe it is important to analyze the estimated grants to see if they are reasonable and in line with the company’s peers.  Glass Lewis typically recommends against a 162(m) plan where: a company fails to provide at least a list of performance targets; a company fails to provide one of either a total pool or an individual maximum; or the proposed plan is excessive when compared with the plans of the company’s peers.  However, where a company has a record of reasonable pay relative to business performance, Glass Lewis is not typically inclined to recommend against a plan even if the plan caps seem large relative to peers because they recognize the value in special pay arrangements for continued exceptional performance.

Director Compensation Plans. Glass Lewis believes that non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, Glass Lewis supports compensation plans that include option grants or other equity-based awards, which help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals. However, excessive fees represent a financial cost to the company and threaten to compromise the objectivity and independence of non-employee directors. Therefore, a balance is required.

Limits on Executive Compensation. As a general rule, Glass Lewis believes that shareholders should not be involved in setting executive compensation. Such matters should be left to the board’s compensation committee. Glass Lewis views the election of compensation committee members as the appropriate mechanism for shareholders to express their disapproval or support of board policy on this issue. Further, Glass Lewis believes that companies whose pay-for-performance is in line with its peers should be able to compensate their executives in a manner that drives growth and profit without destroying ethical values, giving consideration to their peers’ comparable size and performance.  However, Glass Lewis favors performance-based compensation as an effective means of motivating executives to act in the best interests of shareholders. Performance-based compensation may be limited if a CEO’s pay is capped at a low level rather than flexibly tied to the performance of the Company.

Limits on Executive Stock Options.  Glass Lewis typically recommends that Glass Lewis’ clients oppose caps on executive stock options.

Linking Pay to Social Criteria. Glass Lewis believes that ethical behavior is an important component of executive performance and should be taken into account when evaluating performance and determining compensation. Glass Lewis also believes, however, that the board and specifically its compensation committee are in the best position to set policy on management compensation. Shareholders can hold the board’s compensation committee accountable for the compensation awarded through the election of directors.

Full Disclosure of Executive Compensation. Glass Lewis believes that complete, timely and transparent disclosure of information regarding compensation is critical to allowing shareholders to evaluate the extent to which a company’s pay is keeping pace with its performance. However, Glass Lewis is concerned when a proposal goes too far in the level of detail that it requests for executives other than the most high-ranking leaders of the company. While Glass Lewis is in favor of full disclosure for senior executives and Glass Lewis views information about compensation at the aggregate level (e.g. number of employees being paid over a certain amount or in certain categories) potentially very useful, Glass Lewis does not believe that shareholders need or will benefit from detailed reports about individual management employees other than the most senior executives.

Social and Corporate Responsibility

Glass Lewis believes that disclosure regarding how a company uses its funds is an important component of corporate accountability to shareholders. Some campaign contributions are heavily regulated by federal, state and local laws. Most jurisdictions have detailed disclosure laws so that information on some contributions is publicly available. Other than where a company does not adequately disclose information about its contributions to shareholders or where a company has a history of abuse in the donation process, Glass Lewis believes that the mechanism for disclosure and the standards for giving are best left to the board. However, Glass Lewis will consider supporting shareholder proposals seeking greater disclosures of political giving if in cases where additional company disclosure is nonexistent or limited and there is some evidence or credible allegation that the company is mismanaging corporate funds through political donations or has a record of doing so.

Glass Lewis believes that labor and human resource policies are typically best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. It is Glass Lewis’ opinion that management is in the best position to determine appropriate practices in the context of its business. Glass Lewis will hold directors accountable for company decisions related to labor and employment issues. However, in situations where there is clear evidence of practices resulting in significant economic exposure to the company, Glass Lewis will support shareholders proposals that seek to address labor policies.

Non-Discrimination Policies. Glass Lewis believes that human resource policies are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Management is in the best position to determine which policies will promote the interests of the firm across its various businesses. Board members are accountable to shareholders for the decisions they make about these issues when they face re-election.

Military and US Government Business Policies. Glass Lewis believes that disclosure to shareholders of information on key company endeavors is important. However, Glass Lewis generally does not support resolutions that call for shareholder approval of policy statements for or against government programs that are subject to thorough review by the Federal Government and elected officials at the national level.

Foreign Government Business Policies. Glass Lewis believes that worldwide business policies are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Glass Lewis believes that board members can be held accountable for these issues when they face re-election.

Environmental Policies.  Glass Lewis believes that when management and the board have displayed disregard for environmental risks, have engaged in egregious or illegal conduct, or have failed to adequately respond to current or imminent environmental risks that threaten shareholder value, board members should be held accountable when they face reelection.  They believe that part of the board’s role is to ensure that management conducts a complete risk analysis of company operations, including those that have environmental implications, and that directors should monitor management’s performance in mitigating the environmental risks attendant with relevant operations in order to eliminate or minimize the risks to the company and shareholders.  Glass Lewis may recommend that votes be withheld from responsible members of the governance committee when a substantial environmental risk has been ignored or inadequately addressed, and may in some cases recommend that votes be withheld from all directors who were on the board when the substantial risk arose, was ignored or was not mitigated.

Kayne Anderson Rudnick Investment Management

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) acknowledges its fiduciary responsibility to vote proxies in a manner that ensures to the exclusive benefit of the underlying participants and beneficiaries, while using the care, skill, and diligence that a prudent person acting in a like capacity and familiar with such matters would use under the circumstances then prevailing. The principles for voting proxies are as follows:

1. KAR votes all proxies to, in its opinion, maximize shareholder value, which is defined as long term value accretion through dividend and price appreciation. In addition, KAR’s investment philosophy is to purchase “Quality” companies for the portfolios of its clients. One of the four main criteria for “Quality” is excellence in management. Hence, KAR tends to vote non-shareholder-value issues in alignment with management’s recommendations, if there is no conflict with shareholder value. For example, “Poison Pills” and other anti-takeover measures are not supported, even if recommended by management.

2. KAR has responsibility for voting proxies. To assist in analyzing proxies, KAR subscribes to Institutional Shareholder Services (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. KAR fully reviews and approves the ISS Proxy Voting Guidelines and follows their recommendations on most issues brought to a shareholder vote. In special circumstances, where a KAR research analyst or portfolio manager believes that any ISS recommendation would be to the detriment of KAR’s investment clients, KAR will override an ISS recommendation. An appropriate committee comprised of senior management will approve the override.

3. Absent any special circumstance, the Proxy Voting Guidelines are followed when voting proxies.

4. KAR may occasionally be subject to conflicts of interest in the voting of proxies because of business or personal relationships it maintains with persons having an interest in the outcome of specific votes. KAR and its employees may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships. If at any time, the responsible voting parties become aware of any type of potential conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the director of Compliance. Conflicts of interest are handled in various ways depending on the type and materiality.

ISS’s proxy voting policies and procedures with respect to certain issues can be found on page 131.

Conflicts of Interest

KAR may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, KAR may provide investment management, brokerage, underwriting, and related services to accounts owned or controlled by companies whose management is soliciting proxies. KAR and/or its employees may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. If at anytime, the responsible voting parties become aware of any type of potential conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the Chief Compliance Officer. Conflicts of interest are handled in various ways depending on the type and materiality. To prevent material conflicts of interest from affecting the manner in which KAR votes clients’ proxies the following procedures are followed:

•                  Where the ISS Proxy Voting Guidelines outline the firm’s voting position, either as “for” or “against” such proxy proposal, voting is in accordance with the KAR’s Proxy Voting Guidelines.

•                  Where the ISS Proxy Voting Guidelines outline the firm’s voting position to be on a “case-by-case basis” for such proposal, KAR will vote according to the ISS recommendation, unless special circumstances prevail.

Situations in which KAR may not vote proxies

KAR may choose not to vote proxies in certain situations or for certain accounts, such as: 1) where a client has informed the firm that it wishes to retain the right to vote the proxy, KAR will instruct the custodian to send the proxy material directly to the client, 2) where the firm deems the cost of voting would exceed any anticipated benefit to the client, 3) where a proxy is received for a client account that has been terminated with the firm, 4) where a proxy is received for a security the firm no longer manages (i.e., the firm had previously sold the entire position), or 5) where the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”).

Various accounts in which KAR has proxy voting discretion participate in securities lending programs administered by the custodian or a third party. Since title to loaned securities passes to the borrower, the firm will be unable to vote any security that is out on loan to a borrower on a proxy record date. If the firm has investment discretion, however, it reserves the right of the portfolio manager to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

Metropolitan West Capital Management

Metropolitan West Capital Management, LLC (“MetWest Capital”) will vote (by proxy or otherwise) on all matters for which a shareholder vote is solicited by issuers of securities beneficially held in client accounts in such manner as the firm deems appropriate, in accordance with its written policies and procedures. These policies and procedures set forth guidelines for voting many typical proxy proposals. In certain instances, MetWest Capital may determine that it is in its clients’ best interests to deviate from the guidelines or the proxy issue may require individual case-by-case consideration under the guidelines. These guidelines typically result in MetWest Capital voting consistent with the recommendations of the issuer’s management in most routine matters, which MetWest Capital believes to be in the best interest of clients. Gary W. Lisenbee, the lead strategist for the Small Cap Intrinsic Value strategy, is primarily responsible for monitoring corporate developments and voting proxies in the best interest of clients.

Where a proxy proposal raises a material conflict of interest between MetWest Capital’s interests and that of one or more its clients, MetWest Capital will resolve such conflict. MetWest Capital will judge on a case-by-case basis what constitutes a material conflict of interest. The areas of particular sensitivity include proxy votes or other corporate actions involving (i) companies for which an officer or employee of MetWest Capital is known to serve as a director or officer of a publicly traded company or (ii) companies that have a known material business relationship with MetWest Capital.

When voting proxies or acting on corporate actions for clients, the MetWest Capital’s utmost concern is that all decisions be made solely in the best interest of its clients. MetWest Capital will act in a prudent and diligent manner intended to enhance the economic value of the assets of its clients’ accounts.

Each proxy issue will be considered individually. The following Guidelines constitute a partial list to be used in voting proposals contained in the proxy statements, but will not be considered rigid rules. These Guidelines typically result in MetWest Capital voting consistent with the recommendations of the issuer’s management in most routine matters, which MetWest Capital believes to be in the best interest of clients.

Conflicts of Interest

Where a proxy proposal raises a material conflict of interest between MetWest Capital’s interests and that of one or more its clients, MetWest Capital shall resolve such conflict in the manner described below. MetWest Capital will judge on a case-by-case basis what constitutes a material conflict of interest. The areas of particular sensitivity include proxy votes or other corporate actions involving (i) companies for which an officer or employee of MetWest Capital or an affiliate of MetWest Capital is known to serve as a director or officer of a publicly traded company; (ii) companies that are affiliates of MetWest Capital or (iii) companies that have a known material business relationship with MetWest Capital.

•                  Vote in Accordance with the Guidelines. For routine proxy proposals (Approve/Oppose), MetWest Capital shall vote in accordance with its pre-determined voting policy, as stated in the Guidelines. For proxy proposals that are considered on a Case-by-Case basis, MetWest Capital will take action as described in items 2 or 3 below. For proxy proposals not described herein, MetWest Capital will take action as described in items 2 or 3 below;

•                  Obtain Consent of Clients. MetWest Capital shall disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the clients will include sufficient detail regarding the matter to be voted on and the nature of MetWest Capital’s conflict to enable the clients to make an informed decision regarding the vote. When a client does not respond to such a conflict disclosure request or denies the request, MetWest Capital will abstain from voting the securities held by that client’s account; or;

•                  Use of an Independent Third Party. Alternatively, MetWest Capital may forward all proxy matters in which MetWest Capital has a conflict of interest regarding the client’s securities to an identified independent third party for review and recommendation. Where such independent third party’s recommendations are received on a timely basis, MetWest Capital will vote all such proxies in accordance with such third party’s recommendation. If the third party’s recommendations are not timely received, MetWest Capital will abstain from voting the securities held by that client’s account.

The Chief Investment Officer will review proxies received for conflicts of interest as part of MetWest Capital’s overall vote review process. All material conflicts of interest identified by MetWest Capital will be addressed as described above.

Guidelines

Each proxy issue will be considered individually. The following Guidelines constitute a partial list to be used in voting proposals contained in proxy statements, but will not be considered rigid rules. These Guidelines typically result in MetWest Capital voting consistent with the recommendations of the issuer’s management in most routine matters, which MetWest Capital believes to be in the best interest of clients.

Anti-takeover Provisions

Proposals to stagger board members’ terms. Approve.

Proposals to limit the ability of shareholders to call special meetings. Approve.

Proposals to require super majority votes. Oppose.

Proposals regarding “poison pill” provisions. Oppose.

Permitting “green mail.” Oppose.

Directors

Election of directors recommended by management, except if there is a proxy fight. Approve.

Ratification of director’s actions on routine matters since previous annual meeting. Approve.

Limiting directors’ liability. Approve.

Eliminating director mandatory retirement policies. Case-by-case.

Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested. Case-by-case.

Appointment of Auditors

Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies. Approve.

Shareholder Voting Rights

Providing cumulative voting rights. Oppose.

Confidential voting. Approve.

Shareholders most often propose confidential voting as a means of eliminating undue management pressure on shareholders regarding their votes on proxy issues.

The Company will generally approve these proposals, as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

Changes to Capital Structure

Eliminate preemptive rights. Approve.

Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S. and can restrict management’s ability to raise new capital.

MetWest Capital generally approves the elimination of preemptive rights but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

Option and stock grants to management and directors. Case-by-case.

Compensation

Employee Stock Purchase Plan. Approve.

Establish 401(k) Plan. Approve.

Pay directors solely in stocks. Case-by-case.

Social and Corporate Responsibility

Limitation on charitable contributions or fees paid to lawyers. Approve.

“Social issues,” unless specific client guidelines supersede. Case-by-case.

Annual Meetings

Date and place of annual meeting. Approve.

Rotate annual meeting. Case-by-case.

Situations in which MetWest Capital may not vote proxies

In certain circumstances, in accordance with a client’s investment advisory agreement (or other written directive) or where MetWest Capital has determined that it is in the client’s best interest, MetWest Capital will not vote proxies received. The following are some circumstances in which MetWest Capital will limit its role in voting proxies received on client securities:

•                  Client Maintains Proxy Voting Authority. Where the client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, MetWest Capital will not vote the proxies and will direct the relevant custodian to send the proxy material directly to the client. If MetWest Capital receives any proxy material, MetWest Capital will promptly forward it to the client or specified third party.

•                  Terminated Account. Once a client’s account has been terminated with MetWest Capital in accordance with its investment advisory agreement, MetWest Capital will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

•                  Unjustifiable Costs. In certain circumstances, based on the results of a cost-benefit analysis, if MetWest Capital determines that the cost of voting a client’s proxy would exceed any anticipated benefits of the proxy proposal, MetWest Capital may abstain from voting.

SSGA Funds Management, Inc.

SSgA Funds Management, Inc. (“SSgA FM”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients.  This entails voting proxies in a way which SSgA FM believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security.  SSgA FM takes the view that voting in a manner consistent with maximizing the value of our clients’ holdings will benefit SSgA FM’s direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (“SSgA”) Investment Committee.  The SSgA Investment Committee reviews and approves amendments to the SSgA FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the SSgA FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee.  SSgA FM retains the final authority and responsibility for voting.

In order to facilitate SSgA FM’s proxy voting process, SSgA FM retains Institutional Shareholder Services (“ISS”), a firm with expertise in the proxy voting and corporate governance fields. ISS assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising SSgA FM as to current and emerging governance issues that SSgA FM  may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. The Manager of Corporate Governance works with ISS to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

(i)                                     proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

(ii)                                  proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

These proxies are identified through a number of methods, including but not limited to notification from ISS, concerns of clients, review by internal proxy specialists, and questions from consultants.  The role of third parties in identifying special circumstances does not mean that SSgA FM will depart from its guidelines; these third parties are all treated as information sources.  If they raise issues that SSgA FM determines to be prudent before voting a particular proxy or departing from our prior guidance to ISS, SSgA FM will weigh the issue along with other relevant factors before making an informed decision.  In all cases, SSgA FM votes proxies as to which SSgA FM has voting discretion in a manner that we determine to be in the best interest of our clients.  As stated above, if the proposal has a quantifiable effect on shareholder value, SSgA FM seeks to maximize the value of a portfolio’s holdings.  With respect to matters that are not so quantifiable, SSgA FM  exercises greater judgment but still seek to maximize long-term value by promoting sound governance policies.  The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to ISS, the SSgA FM  Manager of Corporate Governance will refer the item to the Chairman of the Investment Committee for a determination of the proxy vote.  The first determination is whether there is a material conflict of interest between the interests of our client and those of SSgA FM or its affiliates (as explained in greater detail below under “Potential Conflicts”).  If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed.  If there is no material conflict, SSgA FM  examines the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients.  At this point, the Chairman of the Investment Committee makes a voting decision in our clients’ best interest.  However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy.  The Investment Committee will use the same rationale for determining the appropriate vote.

Potential Conflicts

As discussed above, from time to time, SSgA FM will review a proxy which may present a potential conflict of interest.  As a fiduciary to its clients, SSgA FM takes these potential conflicts very seriously  While SSgA FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by SSgA FM’s potential conflict, there are a number of courses SSgA FM may take.  Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process:  customers of SSgA FM  or its affiliates which are among the top 100 clients of SSgA FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).

When the matter falls clearly within the policies set forth above or the guidance previously provided by SSgA FM to ISS and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to ISS, or (ii) SSgA FM  determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Manager of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists.  (These lists are updated quarterly.)  If the issuer’s name appears on either list and the pre-determined policy is not being followed, SSgA FM will employ the services of a third party, wholly independent of SSgA FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for SSgA FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client.  In such situations, the Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy.  The basis for the voting decision, including the basis for the determination that the decision is in the best interests of SSgA FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

State of Incorporation

Generally, SSgA FM votes against management on reincorporation in a state which has more stringent anti-takeover and related provisions; general updating of or corrective amendments to charter; and change in corporation name.

Mergers and Restructurings

SSgA FM generally votes:

•                  Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

•                  Against offers when we believe that  reasonable prospects exist for an enhanced bid or other bidders

•                  Against offers where, at the time of voting, the current market price of the security exceeds the bid price

•                  For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

•                  For offers made at a premium where no other higher bidder exists

Anti-takeover Provisions

Generally, SSgA FM votes in support of management on elimination of “poison pill” rights; reductions in supermajority vote requirements; and adoption of anti-”greenmail” provisions.

Generally, SSgA FM votes against management on anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers; amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions and shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding.

Election of Directors

Generally, SSgA FM votes in support of management on election of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer).  Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, or whether the nominee receives non-board related compensation from the issuer

Generally, SSgA FM votes against management on proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

Generally, SSgA FM votes against management on the election of directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

Generally, SSgA FM votes against management on the election of directors at companies where prior non-cash compensation was improperly “backdated” or “springloaded” where one of the following scenarios exists:

•                  (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

•                  (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

•                  (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

•                  (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Appointment of Auditors

Generally, SSgA FM votes in support of management on the approval of auditors.

SSgA FM votes in support of shareholder-initiated mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent results of audits are reported to the audit committee.

Shareholder Voting Right

Generally, SSgA FM votes in support of shareholders on the establishment of confidential voting.

Changes to Capital Structure

Generally, SSgA FM votes in support of management on capitalization changes which eliminate other classes of stock and voting rights; and changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for US companies and no more than 100% of existing authorization for non-US companies.

Generally, SSgA FM votes against management on capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholders; changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders.

Compensation

Generally, SSgA FM votes in support of management on directors’ and auditors’ compensation; stock purchase plans with an exercise price of not less than 85% if fair market value; and stock option plans which are incentive based and not excessive. Stock option plans which are incentive based and not excessively dilutive.  In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count.  We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

Generally, SSgA FM votes against management on Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive); and change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered.

Generally, SSgA FM votes against shareholders on proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee.

Corporate Responsibility

SSgA FM votes against shareholder-initiated restrictions related to social, political or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact; and shareholder-initiated proposals which require inappropriate endorsements or corporate actions.

Wellington Management Company, LLP

The HLS Funds for which Wellington Management Company, LLP (“Wellington Management”) serves as sub-adviser have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Global Proxy Policies and Procedures. Wellington Management’s Corporate Governance Committee is responsible for the review and oversight of the firm’s Global Proxy Policies and Procedures. The Global Corporate Governance Group within Wellington Management’s Corporate Operations Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues, it has established its own Global Proxy Voting Guidelines setting forth general guidelines for voting proxies. Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. Each HLS Fund’s portfolio manager has the authority to determine the final vote for securities held in the HLS Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.

Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. The Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of the Corporate Governance Committee or by the entire Committee in some cases to resolve the conflict and direct the vote.

Wellington Management may be unable to vote or may determine not to vote proxy on behalf of an HLS Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world. Wellington Management’s Global Proxy Voting Guidelines set forth the guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Global Proxy Voting Guidelines set forth general guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules. Many of the guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision. The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines. In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Global Proxy Voting Guidelines.

Material Conflict of Interest Identification and Resolution Processes

Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact the Corporate Governance Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene. Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

The following is a summary of certain of the Global Proxy Voting Guidelines.

Composition and Role of the Board of Directors

Election of Directors. Case-by-Case. Wellington Management believes that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

Adopt Shareholder Access/Majority Vote on Election of Directors. Case-by-Case. Wellington Management believes that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy. Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation

Adopt/Amend Stock Option Plans. Case-by-Case.

Adopt/Amend Employee Stock Purchase Plans. For.

Approve/Amend Bonus Plans. Case-by-Case.

In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not taxdeductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

Approve Remuneration Policy. Case-by-Case.

Exchange Underwater Options. Case-by-Case.

Wellington Management may support value-neutral exchanges in which senior management is ineligible to participate.

Eliminate or Limit Severance Agreements (Golden Parachutes). Case-by-Case. We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

Shareholder Approval of Future Severance Agreements Covering Senior Executives. Cazse-by-Case. We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

Expense Future Stock Options. For.

Shareholder Approval of All Stock Option Plans. For.

Disclose All Executive Compensation. For.

Reporting of Results

Ratify Selection of Auditors and Set Their Fees. Case-by-Case.

Wellington Management will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

Elect Statutory Auditors. Case-by-Case.

Shareholder Approval of Auditors. For.

Shareholder Voting Rights

Adopt Cumulative Voting. Against.

We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

Shareholder Rights Plans. Case-by-Case.

Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans. We generally support plans that include:

•                  Shareholder approval requirement

•                  Sunset provision

•                  Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

Authorize Blank Check Preferred Stock. Case-by-Case.

We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

Eliminate Right to Call a Special Meeting. Against.

Increase Supermajority Vote Requirement. Against.

We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

Adopt Anti-Greenmail Provision. For.

Adopt Confidential Voting. Case-by-Case.

We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

Remove Right to Act by Written Consent. Against.

Capital Structure

Increase Authorized Common Stock. Case-by-Case.

We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase.

Approve Merger or Acquisition. Case-by-Case.

Approve Technical Amendments to Charter. Case-by-Case.

Opt Out of State Takeover Statutes. For.

Authorize Share Repurchase. For.

Authorize Trade in Company Stock. For.

Approve Stock Splits. Case-by-Case.

We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

Approve Recapitalization/Restructuring. Case-by-Case.

Issue Stock with or without Preemptive Rights. For.

Issue Debt Instruments. Case-by-Case.

Social Issues

Endorse the Ceres Principles. Case-by-Case.

Disclose Political and PAC Gifts. Case-by-Case.

Wellington Management generally does not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.

Require Adoption of International Labor Organization’s Fair Labor Principles. Case-by-Case.

Report on Sustainability. Case-by-Case.

Miscellaneous

Approve Reincorporation. Case-by-Case.

Situations in which Wellington Management may not vote proxies

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending. Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration. Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs. Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for powers of attorney and consularization are examples of such circumstances.

ISS Proxy Voting Guidelines Summary

State of Incorporation

Reincorporation Proposals. Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws.  Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.

Mergers and Corporate Restructuring

Overall Approach. For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors.

Appraisal Rights. Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases. Vote CASE-BY-CASE on asset purchase proposals.

Asset Sales. Vote CASE-BY-CASE on asset sales.

Bundled Proposals. Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities. Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.  Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans. Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.  Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company. Vote CASE-BY-CASE on proposals regarding the formation of a holding company.   Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•                  Increases in common or preferred stock in excess of the allowable maximum (see

•                  discussion under “Capital Structure”);

•                  Adverse changes in shareholder rights.

Going Private Transactions (LBOs, Minority Squeezeouts, and Going Dark). Vote CASE-BY-CASE on going private transactions, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk. Vote CASE-BY-CASE on “going dark” transactions.

Joint Ventures. Vote CASE-BY-CASE on proposals to form joint ventures.

Liquidations. Vote CASE-BY-CASE on liquidations. Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition. Vote CASE-BY-CASE on mergers and acquisitions, determining whether the transaction enhances shareholder value.

Private Placements/Warrants/Convertible Debentures. Vote CASE-BY-CASE on proposals regarding private placements.  Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs. Vote CASE-BY-CASE on spin-offs/

Value Maximization Proposals. Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders.

Anti-Takeover Provisions

Advance Notice Requirements for Shareholder Proposals/Nominations. Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent. Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.  Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills. Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•                  Shareholders have approved the adoption of the plan; or

•                  The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.  Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.

Shareholder Ability to Act by Written Consent. Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.  Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings. Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.  Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements. Vote AGAINST proposals to require a supermajority shareholder vote.  Vote FOR proposals to lower supermajority vote requirements.

Control Share Acquisition Provisions. Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares. Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders. Vote AGAINST proposals to amend the charter to include control share acquisition provisions.  Vote FOR proposals to restore voting rights to the control shares.

Control Share Cash-out Provisions. Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.  Vote FOR proposals to opt out of control share cash-out statutes.

Disgorgement Provisions. Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.  Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions. Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-out Provisions. Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail. Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receive payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders. Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments. Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Stakeholder Provisions. Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes. Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

Elections of Directors

Voting on Director Nominees in Uncontested Elections. Vote CASE-BY-CASE on director nominees. WITHHOLD from individual directors who:

•                  Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

•                  Sit on more than six public company boards;

•                  Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.

WITHHOLD from the entire board of directors, (excepting new nominees, who should be considered on a CASE-BY-CASE basis) if:

•                  The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

•                  The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

•                  The board failed to act on a shareholder proposal that received approval by a majority of

•                  the shares outstanding the previous year;

•                  The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

•                  The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•                  At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

•                  A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group (GICS) based on a weighted average TSR. The weightings are as follows: 20 percent weight on 1-year TSR; 30 percent weight on 3-year TSR; and 50 percent weight on 5-year TSR. Company’s response to performance issues will be considered before withholding.

WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•                  The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•                  The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•                  The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

The non -audit fees paid to the auditor are excessive (see discussion under Ratifying Auditors);

A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

•                  There is a negative correlation between chief executive pay and company performance (see discussion under Equity Compensation Plans);

•                  The company fails to submit one-time transfers of stock options to a shareholder vote;

•                  The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•                  The company has poor compensation practices, which include, but are not limited to:

•                  Egregious employment contracts including excessive severance provisions;

•                  Excessive perks that dominate compensation;

•                  Huge bonus payouts without justifiable performance linkage;

•                  Performance metrics that are changed during the performance period;

•                  Egregious SERP (Supplemental Executive Retirement Plans) payouts;

•                  New CEO with overly generous new hire package;

•                  Internal pay disparity;

•                  Other excessive compensation payouts or poor pay practices at the company.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Voting for Director Nominees in Contested Elections. Vote CASE-BY-CASE on the election of directors in contested elections.

Election of Directors (Mutual Fund Proxies). Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Appointment of Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•                  An auditor has a financial interest in or association with the company, and is therefore not independent,

•                  There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position, or

•                  Fees for non-audit services (“Other” fees) are excessive.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.  Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant auditrelated issues at the company, the number of Audit Committee meetings held each year, the number of financial experts serving on the committee, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Shareholder Voting

Confidential Voting. Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows:  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.  Vote FOR management proposals to adopt confidential voting.

Changes to Capital Structure

Adjustments to Par Value of Common Stock. Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization. Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS.  Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•                                  In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company’s performance and whether the company’s ongoing use of shares has shown prudence.

Dual-Class Stock. Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.  Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

•                  It is intended for financing purposes with minimal or no dilution to current shareholders;

•                  It is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan. Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preemptive Rights. Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock. Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).  Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).  Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.  Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.  Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Recapitalization. Vote CASE-BY-CASE on recapitalizations (reclassifications of securities).

Reverse Stock Splits. Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.  Vote FOR management proposals to implement a reverse stock split to avoid delisting.  Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.

Share Repurchase Programs. Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends. Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock. Vote CASE-BY-CASE on the creation of tracking stock.

Compensation Plans

Equity Compensation Plans. Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•                  The total cost of the company’s equity plans is unreasonable;

•                  The plan expressly permits the repricing of stock options without prior shareholder approval;

•                  There is a disconnect between CEO pay and the company’s performance;

•                  The company’s three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or

•                  The plan is a vehicle for poor pay practices.

Each of these factors is further described below:

•                  Cost of Equity Plans. Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).

•                  Repricing Provisions. Vote AGAINST plans that expressly permit the repricing of stock options without prior shareholder approval, even if the cost of the plan is reasonable.  Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.

•                  Pay-for Performance Disconnect. Generally vote AGAINST plans in which:

•                  there is a disconnect between the CEO’s pay and company performance (an increase in pay and a decrease in performance);

•                  the main source of the pay increase (over half) is equity-based, and

•                  the CEO is a participant of the equity proposal.

WITHHOLD votes from the Compensation Committee members when the company has a pay for performance disconnect.  On a CASE-BY-CASE basis, vote for equity plans and FOR compensation committee members with a pay-for-performance disconnect if compensation committee members can present strong and compelling evidence of improved committee performance. This evidence must go beyond the usual compensation committee report disclosure.

•                  Three-Year Burn Rate/Burn Rate Commitment. Generally vote AGAINST plans if the company’s most recent three-year burn rate exceeds one standard deviation in excess of the industry mean and is over two percent of common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.  However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation, assuming all other conditions for voting FOR the plan have been met.

If a company fails to fulfill its burn rate commitment, vote to WITHHOLD from the compensation committee.

•                  Poor Pay Practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.  WITHOLD from compensation committee members if the company has poor compensation practices.

Specific Treatment of Certain Award Types in Equity Plan Evaluations.

Dividend Equivalent Rights. Equity plans that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Liberal Share Recycling Provisions. Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.

Transferable Stock Option Awards. For transferable stock option award types within a new equity plan, calculate the cost of the awards by setting their forfeiture rate to zero when comparing to the allowable cap.   In addition, in order to vote FOR plans with such awards, the structure and mechanics of the ongoing transferable stock option program must be disclosed to shareholders; and amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Other Compensation Proposals and Policies.

401(k) Employee Benefit Plans. Vote FOR proposals to implement a 401(k) savings plan for employees.

Director Compensation. Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•                  Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•                  Vesting schedule or mandatory holding/deferral period:

•                  A minimum vesting of three years for stock options or restricted stock; or

•                  Deferred stock payable at the end of a three-year deferral period.

•                  Mix between cash and equity:

•                  A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or29

•                  If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•                  No retirement/benefits and perquisites provided to non-employee directors; and

•                  Detailed disclosure provided on cash and equity compensation delivered to each nonemployee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Director Retirement Plans. Vote AGAINST retirement plans for non-employee directors.  Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

Disclosure of CEO Compensation-Tally Sheet. Encourage companies to provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.  See the remedy for Pay for Performance disconnect for a more qualitative description of certain pay components.

Employee Stock Ownership Plans (ESOPs). Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans— Qualified Plans. Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

•                  Purchase price is at least 85 percent of fair market value;

•                  Offering period is 27 months or less; and

•                  The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

•                  Purchase price is less than 85 percent of fair market value; or

•                  Offering period is greater than 27 months; or

•                  The number of shares allocated to the plan is more than ten percent of the outstanding shares.

Employee Stock Purchase Plans— Non-Qualified Plans. Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•                  Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•                  Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•                  Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•                  No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals). Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).  Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.  Vote CASE-BY-CASE on amendments to existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) as long as the plan does not exceed the allowable cap and the plan does not violate any of the supplemental policies. Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Option Exchange Programs/Repricing Options. Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options.  Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash. Vote CASE-by-CASE on plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock.  Vote FOR non-employee director only equity plans which provide a dollar-for-dollar cash for stock exchange.  Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

Transfer Programs of Stock Options. One-time Transfers: WITHHOLD votes from compensation committee members if they fail to submit one-time transfers for to shareholders for approval.  Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

•                  Executive officers and non-employee directors are excluded from participating;

•                  Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•                  There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Shareholder Proposals on Compensation.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors. Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.  Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.  Vote

AGAINST shareholder proposals requiring director fees be paid in stock only.  Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing. Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Option Repricing. Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Pension Plan Income Accounting. Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

Performance-Based Awards. Generally vote FOR shareholder proposals advocating the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless:

•                  The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options);

•                  The company demonstrates that it is using a substantial portion of performance-based awards for its top executives, where substantial portion would constitute 50 percent of the shares awarded to those executives for that fiscal year.

Severance Agreements for Executives/Golden Parachutes. Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.  Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes.

Supplemental Executive Retirement Plans (SERPs). Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Social and Corporate Responsibility

Consumer Issues and Public Safety.

Animal Rights. Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

•                  The company is conducting animal testing programs that are unnecessary or not required by regulation;

•                  The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

•                  The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:

•                  The company has already published a set of animal welfare standards and monitors compliance;

•                  The company’s standards are comparable to or better than those of peer firms; and

•                  There are no serious controversies surrounding the company’s treatment of animals.

Drug Pricing. Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.  Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing.

Drug Reimportation. Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation unless such information is already publicly disclosed.  Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation.

Genetically Modified Foods. Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.  Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients.  Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds.  Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.  Vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

Handguns. Generally vote AGAINST requests for reports on a company’s policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS. Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company’s Sub-Saharan operations and how the company is responding to it.  Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, TB, and malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

Predatory Lending. Vote CASE-BY CASE on requests for reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight.

Tobacco. Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

Toxic Chemicals. Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals.  Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.  Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Environment and Energy.

Arctic National Wildlife Refuge. Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

•                  New legislation is adopted allowing development and drilling in the ANWR region;

•                  The company intends to pursue operations in the ANWR; and

•                  The company does not currently disclose an environmental risk report for their operations in the ANWR.

CERES Principles. Vote CASE-BY-CASE on proposals to adopt the CERES Principles.

Concentrated Area Feeding Operations (CAFOs). Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

•                  The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

•                  The company does not directly source from CAFOs.

Environmental-Economic Risk Report. Vote CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance.

Environmental Reports. Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming. Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business.  Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Kyoto Protocol Compliance. Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

•                  The company does not maintain operations in Kyoto signatory markets;

•                  The company already evaluates and substantially discloses such information; or,

•                  Greenhouse gas emissions do not significantly impact the company’s core businesses.

Land Use. Generally vote AGAINST resolutions that request the disclosure of detailed information on a company’s policies related to land use or development unless the company has been the subject of recent, significant fines or litigation stemming from its land use.

Nuclear Safety. Generally vote AGAINST resolutions requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods unless:

•                  The company does not have publicly disclosed guidelines describing its policies and procedures for addressing risks associated with its operations;

•                  The company is non-compliant with Nuclear Regulatory Commission (NRC) requirements; or

•                  The company stands out amongst its peers or competitors as having significant problems with safety or environmental performance related to its nuclear operations.

Operations in Protected Areas. Generally vote FOR requests for reports outlining potential environmental damage from operations in protected regions, including wildlife refuges unless:

•                  The company does not currently have operations or plans to develop operations in these protected regions; or,

•                  The company provides disclosure on its operations and environmental policies in these regions comparable to industry peers.

Recycling. Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy.

Renewable Energy. In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.  Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

Sustainability Report. Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

•                  The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•                  The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

General Corporate Issues.

Charitable/Political Contributions. Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•                  The company is in compliance with laws governing corporate political activities; and

•                  The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders.  Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions.  Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.  Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.  Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company.

Link Executive Compensation to Social Performance. Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring. Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing.

Labor Standards and Human Rights.

China Principles. Vote AGAINST proposals to implement the China Principles unless:

•                  There are serious controversies surrounding the company’s China operations; and

•                  The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific Human Rights Reports. Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

•                  The nature and amount of company business in that country;

•                  The company’s workplace code of conduct;

•                  Proprietary and confidential information involved;

•                  Company compliance with U.S. regulations on investing in the country;

•                  Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards. Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.  Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

•                  The company does not operate in countries with significant human rights violations;

•                  The company has no recent human rights controversies or violations; or

•                  The company already publicly discloses information on its vendor standards compliance.

MacBride Principles. Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles.

Military Business.

Foreign Military Sales/Offsets. Vote AGAINST reports on foreign military sales or offsets

Landmines and Cluster Bombs. Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production.  Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production.

Nuclear Weapons. Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Operations in Nations Sponsoring Terrorism (e.g., Iran). Vote CASE-BY-CASE on requests for a board committee review and report outlining the company’s financial and reputational risks from its operations in a terrorism-sponsoring state.

Spaced-Based Weaponization. Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless:

•                  The information is already publicly available; or

•                  The disclosures sought could compromise proprietary information.

Workplace Diversity.

Board Diversity. Generally vote FOR reports on the company’s efforts to diversify the board, unless:

•                  The board composition is reasonably inclusive in relation to companies of similar size and business; or

•                  The board already reports on its nominating procedures and diversity initiatives.

Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies.  Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board.

Equal Employment Opportunity (EEO). Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:

•                  The company has well-documented equal opportunity programs;

•                  The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

•                  The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling. Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:

•                  The composition of senior management and the board is fairly inclusive;

•                  The company has well-documented programs addressing diversity initiatives and leadership development;

•                  The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

•                  The company has had no recent, significant EEO-related violations or litigation.

Sexual Orientation. Vote FOR proposals seeking to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.  Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

FINANCIAL STATEMENTS

The Companies’ audited financial statements, together with the notes thereto and reports of Ernst & Young LLP, the Companies’ independent registered public accounting firm, contained in the Companies’ annual reports for the year ended December 31, 2007 as filed with the SEC, are incorporated by reference into this SAI.

APPENDIX A

The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as “experts” as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

Rating of Bonds

Moody’s Investors Service, Inc. (“Moody’s”)

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

Standard and Poor’s Corporation (“Standard & Poor’s”)

AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Rating of Commercial Paper

Moody’s

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•              Leading market positions in well-established industries.

•              High rates of return on funds employed.

•              Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•              Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•              Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

The relative strength or weakness of the following factors determines whether the issuer’s commercial paper is rated A-1 or A-2.

•              Liquidity ratios are adequate to meet cash requirements.

•              Liquidity ratios are basically as follows, broken down by the type of issuer:

Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

The long-term senior debt rating is “A” or better; in some instances “BBB” credits may be allowed if other factors outweigh the “BBB”.

•              The issuer has access to at least two additional channels of borrowing.

•              Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

•              Typically, the issuer’s industry is well established and the issuer has a strong position within its industry.

•              The reliability and quality of management are unquestioned.

International Long-Term Credit Ratings

Fitch, Inc.

The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade

AAA

Highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality.  “AA” ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality.  “A” ratings denote a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality.  “BBB” ratings indicate that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB

Speculative.  “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B

Highly speculative.  “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A “CC” rating indicates that default of some kind appears probable.  “C” ratings signal imminent default.

DDD, DD, D

Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.  “DD” indicates potential recoveries in the range of 50% - 90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations.  Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

International Short-Term Credit Ratings

Fitch, Inc.

The following ratings scale applies to foreign currency and local currency ratings.  A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B

Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default.  Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings:  “+” or “-” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F1”.

“NR” indicates that Fitch Ratings does not rate the issuer or issue in question.

“Withdrawn”:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.  Occasionally, Fitch Ratings may be unable to identify the fundamental trend.  In these cases, the Rating Outlook may be described as evolving.

PART C

OTHER INFORMATION

Item 23.	Exhibits

	a.(i)	Articles of Incorporation (incorporated by reference to Initial Registration Statement filed on February 2, 1998)

	a.(ii)	Articles Supplementary, dated August 20, 2002 (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002)

	a.(iii)	Articles Supplementary, dated September 9, 2002 (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

	a.(iv)	Articles Supplementary, dated January 7, 2003 (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

	a.(v)	Articles Supplementary, dated June 10, 2003 (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

	a.(vi)	Articles of Amendment, dated October 1, 2003 (incorporated by reference to Post-Effective Amendment #28 filed on October 24, 2003)

	a.(vii)	Articles Supplementary, dated August 19, 2004 (incorporated by reference to Post-Effective Amendment #39 filed on February 17, 2005)

	a.(viii)	Articles Supplementary dated November 8, 2006 (incorporated by reference to Post-Effective Amendment #43 filed on November 17, 2006)

	a.(ix)	Articles of Amendment, dated July 27, 2007 (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

	a.(x)	Articles of Amendment, dated July 27, 2007 (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

	a.(xi)	Articles of Amendment, dated July 27, 2007 (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

	a.(xii)	Articles Supplementary, dated November 19, 2007 (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

	b.	By-Laws (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

	c.	Not Applicable

d.(i)

Amended and Restated Investment Management Agreement (incorporated by reference to Post-Effective Amendment#18 filed on February 11, 2003) (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund)

	d.(ii)	First Amendment to Amended and Restated Investment Management Agreement (Hartford

Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund) (incorporated by reference to Post Effective Amendment #42 filed on April 26, 2006)

d.(iii)

Second Amendment to Amended and Restated Investment Management Agreement (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund) (incorporated by reference to Post Effective Amendment #54 filed on April 30, 2007)

d.(iv)

Amended and Restated Investment Advisory Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund)

d.(v)

Amended and Restated Investment Management Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund)

d.(vi)

First Amendment to Amended and Restated Investment Management Agreement (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund) (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

d.(vii)

Second Amendment to Amended and Restated Investment Management Agreement (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund) (incorporated by reference to Post-Effective Amendment #54 filed on April 30, 2007)

d.(viii)

Third Amendment to Amended and Restated Investment Management Agreement (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund) (Hartford Global Equity HLS Fund) (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

d.(ix)	Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #18 filed on February 11,

2003) (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund)

d.(x)

Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund)

d.(xi)	First Amendment to Amended and Restated Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

d.(xii)

Second Amendment to Amended and Restated Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

d.(xiii)

Third Amendment to Amended and Restated Investment Sub-Advisory Agreement with Wellington Management Company, LLP (Hartford Global Equity HLS Fund) (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

d.(xiv)

First Amendment to Amended and Restated Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated August 28, 2002 (re: Hartford Capital Appreciation HLS Fund and Hartford Small Company HLS Fund) (incorporated by reference to Post Effective Amendment # 47 filed on February 14, 2007).

d.(xv)

Second Amendment to Amended and Restated Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated August 28, 2002 (re: Hartford Capital Appreciation HLS Fund and Hartford Small Company HLS Fund) (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

d.(xvi)

Amended and Restated Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford High Yield HLS Fund)

d.(xvii)

Amendment Number 1 to Investment Services Agreement with Hartford Investment Management Company (Small Company HLS Fund) (incorporated by reference to Post-Effective Amendment #43 filed on November 17, 2006)

d.(xviii)

Amended and Restated Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund)

e.(i)	Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

e.(ii)	First Amendment to Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

e.(iii)	Second Amendment to Amended and Restated Principal Underwriting Agreement

(incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

f.	Not Applicable

g.(i)	Master Custodian Contract (incorporated by reference to Post Effective Amendment #54 filed on April 30, 2007).

h.(i)	Amended and Restated Share Purchase Agreement – Hartford Life Insurance Company (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

h.(ii)	Amended and Restated Share Purchase Agreement – Hartford Life and Annuity Insurance Company (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

h.(iii)	Share Purchase Agreement – First Fortis Life Insurance Company (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

h.(iv)	Share Purchase Agreement – Fortis Benefits Insurance Company (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

h.(v)	Amended and Restated Administrative Services Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

h.(vi)	First Amendment to Amended and Restated Administrative Services Agreement (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

h.(vii)	Second Amendment to Amended and Restated Administrative Services Agreement (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

h.(viii)

Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003 (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

h.(ix)

First Amendment to Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003 (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

h.(x)	Second Amendment to Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003 (filed herein)

h.(xi)	Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #42 filed on April 26, 2006)

h.(xii)	Amendment Number 1 to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #42 filed on April 26, 2006)

h.(xiii)	Second Amendment to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #42 filed on April 26, 2006)

h.(xiv)	Third Amendment to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #42 filed on April 26, 2006)

h.(xv)	Fourth Amendment to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

h.(xvi)	Fifth Amendment to Fund Accounting Agreement (incorporated by reference to Post-

Effective Amendment #66 filed on January 30, 2008)

	i.	Opinion and Consent of Counsel (to be filed by amendment)

	j.	Consent of Independent Registered Public Accounting Firm (to be filed by Amendment)

	k.	Not Applicable

	l.	Not Applicable

	m.	Amended and Restated Rule 12b-1 Distribution Plan (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

	n.	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

	o.	Not Applicable

	p.(i)	Code of Ethics of HL Investment Advisors, LLC (incorporated by reference to Post-Effective Amendment #65 filed on November 15, 2007)

	p.(ii)	Code of Ethics of Hartford Investment Management Company (filed herewith)

	p.(iii)	Code of Ethics of Hartford Securities Distribution Company, Inc. (incorporated by reference to Post - Effective Amendment #65 filed on November 15, 2007)

	p.(iv)	Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #41 filed on February 14, 2006)

	q.(i)	Power of Attorney dated February 6, 2008 (filed herewith)

Item 24.	Persons Controlled by or Under Common Control with Registrant

Certain persons that are affiliates of and controlled by Hartford Financial Services Group, Inc., a Maryland corporation, are controlling shareholders of the Hartford Series Fund, Inc. Information about all such persons is incorporated herein by references to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 23, 2007. With regard to Hartford Series Fund, Inc. matters for which the Investment Company Act of 1940, as amended (the “1940 Act”) required a shareholder vote, shares offered to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates, Union Security Insurance Company and Union Security Life Insurance Company of New York (the “Accounts”) are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. With respect to certain qualified retirement plans (“Plans”). Plan trustees generally vote Hartford Series Fund, Inc. shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Item 25.	Indemnification

The relevant portion of Article V of the Articles of Incorporation provides:

(f) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland and the federal securities laws now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

(g) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser

HL Investment Advisors, LLC serves as investment adviser to each of the investment companies included in this Registration Statement.

Name	Position with HL Investment Advisors, LLC	Other Business
John C. Walters	President, CEO and Manager

Executive Vice President of The Hartford Financial Services Group, Inc. (1) (“The Hartford”); Director and President of US Wealth Management at Hartford Life, Inc.(2) (“HL, Inc.”); and Co-Chief Executive Officer, Co-President and Director of Hartford Life Insurance Company(3) (“HLIC”)

Colleen B. Pernerewski	Chief Compliance Officer	Assistant Vice President of The Hartford; Chief Compliance Officer of Separate Accounts of HLIC
John N. Giamalis	Senior Vice President and Treasurer	Senior Vice President and Treasurer of HL Inc., The Hartford, HLIC, and Treasurer of Hartford Investment Management Company (4) (“Hartford Investment Management”)

Robert Arena	Senior Vice President and Manager	Senior Vice President of HLIC
Stephen T. Joyce	Senior Vice President	Director and Senior Vice President of HLIC
Kenneth A. McCullum	Senior Vice President	Senior Vice President and Actuary of HLIC
Vernon J. Meyer	Senior Vice President	Senior Vice President of HLIC
D. Keith Sloane	Senior Vice President	Senior Vice President of HLIC
Diana Benken	Controller	Assistant Vice President of HLIC
Thomas D. Jones	Vice President	Vice President of The Hartford and HLIC
Edward P. Macdonald	Vice President, Chief Legal Officer and Secretary	Assistant Vice President of The Hartford and HLIC
Michael A. Mecca	Vice President	Senior Vice President of Hartford Investment Management
Michael J. Fixer	Assistant Vice President and Assistant Treasurer	Assistant Treasurer and Assistant Vice President of HLIC, HL, Inc. and The Hartford
Catherine Marshall	Assistant Vice President	Assistant Vice President of HLIC
Elizabeth L. Schroeder	Assistant Vice President	Assistant Vice President of HLIC
Alice Pellegrino	Assistant Vice President	Assistant Vice President of HLIC

(1)	The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.
(2)	The principal business address for HL, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.
(3)	The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.
(4)	The principal business address for Hartford Investment Management is 55 Farmington Avenue, Hartford, CT 06105

Item 27.	Principal Underwriters

Hartford Securities Distribution Company, Inc. (“HSD”) is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

Hartford Series Fund, Inc.

Hartford HLS Series Fund II, Inc.

Hartford Life Insurance Company

Separate Account One

Separate Account Two

Separate Account Two (DC Variable Account I)

Separate Account Two (DC Variable Account II)

Separate Account Two (QP Variable Account)

Separate Account Two (Variable Account “A”)

Separate Account Two (NQ Variable Account)

Separate Account Ten

Separate Account Three

Separate Account Five

Separate Account Seven

Separate Account Eleven

	Hartford Life and Annuity Insurance Company	Separate Account One Separate Account Ten

Separate Account Three Separate Account Five Separate Account Six Separate Account Seven

Hart Life Insurance Company	Separate Account One Separate Account Two

American Maturity Life Insurance Company	Separate Account AMLVA Separate Account One

Servus Life Insurance Company	Separate Account One Separate Account Two

The Directors and principal officers of HSD and their position with the Registrant are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Position and Offices with Registrant
John C. Walters	Chief Executive Officer, Director and President	President and Chief Executive Officer
Brian Murphy	Director	None
Diana Benken	Chief Financial Officer Contoller/FINOP	None
Mark Sides	Chief Legal Officer Secretary	None
William D. Wilcox	AML Compliance Officer Chief Legal Officer	None
Robert Arena	Director and Senior Vice President/Business Line Principal	Vice President
James Davey	Senior Vice President/Business Line Principal	None
Peter Delehanty	Senior Vice President/IIP Marketing	None
John N. Giamalis**	Treasurer	None
Stephen T. Joyce	Senior Vice President/Business Line Principal	None
Kenneth A. McCullum	Senior Vice President	None
Vernon Meyer	Senior Vice President	Vice President
D. Keith Sloane	Senior Vice President	None
Stuart M. Carlisle	Vice President	None
Kevin J. Kirk***	Vice President	None
Peter J. Michalik	Vice President/Operations	None
Jamie Ohl	Vice President/Distribution	None
Kathleen B. Kavanaugh****	Vice President/Marketing	None
Martin A. Swanson	Vice President /Marketing	None
Diane E. Tatelman	Vice President	None
Scott Bredikis	Assistant Vice President	None
Richard E. Cady	Assistant Vice President	None
Susan M. Hess	Assistant Vice President	None
Alice Longworth	Assistant Vice President	None
Elizabeth Schroeder	Assistant Vice President	None
Denise A. Settimi	Assistant Vice President	Vice President
Jeffrey T. Coghan	Assistant Vice President	None
Dawn M. Cormier	Assistant Vice President	None
Sarah J. Harding	Assistant Secretary	None

Glen J. Kvadus	Assistant Secretary	None
Patricia A. Lavoie	Assistant Secretary	None
Melinda L. Robidoux	Privacy Officer	None

*	Unless otherwise indicated, principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.
**	Principal business address is Hartford Plaza, Hartford, CT 06115.
***	Principal business address is 50 Glenlake Parkway, Atlanta, GA 30328
****	Principal business address is 1500 Liberty Ridge Drive, Wayne, PA 19087

Item 28.	Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant’s custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant’s transfer agent, Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089. Registrant’s financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 14th day of February, 2008.

HARTFORD SERIES FUND, INC.

By:	/s/ John C. Walters
John C. Walters
Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Tamara L. Fagely	Controller & Treasurer	February 14, 2008
Tamara L. Fagely	(Chief Accounting Officer &
Chief Financial Officer)

*	Director	February 14, 2008
Lynn S. Birdsong

*	Chairman of the Board	February 14, 2008
Robert M. Gavin, Jr.	and Director

*	Director	February 14, 2008
Duane E. Hill

*	Director	February 14, 2008
Sandra S. Jaffee

*	Director	February 14, 2008
William P. Johnston

*	Director	February 14, 2008
Lemma W. Senbet

*	Director	February 14, 2008
Thomas M. Marra

*	Director	February 14, 2008
Phillip O. Peterson

*	Director	February 14, 2008
Lowndes A. Smith

*	Director	February 14, 2008
David M. Znamierowski

/s/ Edward P. Macdonald		February 14, 2008
* By Edward P. Macdonald
Attorney-in-fact

*	Pursuant to Power of Attorney dated February 6, 2008

EXHIBIT INDEX

Exhibit No.

p.(ii)	Code of Ethics of Hartford Investment Management Company

q.(i)	Power of Attorney dated February 6, 2008